UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, Building Two, San Antonio, Texas 78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Victory Market Neutral Income Fund

Class A

Ticker: CBHAX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHAX — SAR (12/25)

Victory Market Neutral Income Fund

Class C

Ticker: CBHCX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$76	1.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHCX — SAR (12/25)

Victory Market Neutral Income Fund

Class I

Ticker: CBHIX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$21	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHIX — SAR (12/25)

Victory Market Neutral Income Fund

Member Class

Ticker: CBHMX

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

CBHMX — SAR (12/25)

VictoryShares US 500 Volatility Wtd ETF

Ticker: CFA     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,753
Number of Holdings	507
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Cardinal Health, Inc.	0.4%
The TJX Cos., Inc.	0.4%
CenterPoint Energy, Inc.	0.4%
Evergy, Inc.	0.4%
The Coca-Cola Co.	0.3%
Johnson & Johnson	0.3%
Atmos Energy Corp.	0.3%
WEC Energy Group, Inc.	0.3%
CMS Energy Corp.	0.3%
McKesson Corp.	0.3%

Industrials 19.6%
Financials 18.0%
Information Technology 12.7%
Health Care 12.0%
Consumer Discretionary 8.9%
Utilities 8.1%
Consumer Staples 7.6%
Materials 4.3%
Energy 4.1%
Communication Services 4.0%

Value	Value
Communication Services	4.0%
Energy	4.1%
Materials	4.3%
Consumer Staples	7.6%
Utilities	8.1%
Consumer Discretionary	8.9%
Health Care	12.0%
Information Technology	12.7%
Financials	18.0%
Industrials	19.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFA — SAR (12/25)

VictoryShares International Volatility Wtd ETF

Ticker: CIL     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Volatility Wtd ETF	$24	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$62,231
Number of Holdings	510
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CLP Holdings Ltd.	0.5%
Telstra Group Ltd.	0.4%
The Toronto-Dominion Bank	0.4%
The Bank of Nova Scotia	0.4%
Emera, Inc.	0.4%
Canadian Imperial Bank of Commerce	0.4%
Hydro One Ltd.	0.4%
Fortis, Inc.	0.4%
Power Corp. of Canada	0.4%
TELUS Corp.	0.4%

Financials
25.3%
Industrials
17.5%
Consumer Staples
8.6%
Consumer Discretionary
7.9%
Health Care
7.5%
Utilities
6.8%
Materials
6.5%
Communication Services
6.3%
Information Technology
6.0%
Energy
4.5%

Value	Value
Energy	4.5%
Information Technology	6.0%
Communication Services	6.3%
Materials	6.5%
Utilities	6.8%
Health Care	7.5%
Consumer Discretionary	7.9%
Consumer Staples	8.6%
Industrials	17.5%
Financials	25.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CIL — SAR (12/25)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Ticker: CDL     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Large Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$354,338
Number of Holdings	106
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Evergy, Inc.	1.6%
The Coca-Cola Co.	1.5%
Johnson & Johnson	1.5%
WEC Energy Group, Inc.	1.5%
CMS Energy Corp.	1.5%
CME Group, Inc., Class A	1.5%
American Electric Power Co., Inc.	1.4%
Duke Energy Corp.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%

Utilities
24.3%
Consumer Staples
20.6%
Financials
16.5%
Energy
12.2%
Health Care
10.7%
Industrials
4.5%
Communication Services
4.0%
Consumer Discretionary
3.9%
Information Technology
2.2%
Materials
0.5%

Value	Value
Materials	0.5%
Information Technology	2.2%
Consumer Discretionary	3.9%
Communication Services	4.0%
Industrials	4.5%
Health Care	10.7%
Energy	12.2%
Financials	16.5%
Consumer Staples	20.6%
Utilities	24.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDL — SAR (12/25)

VictoryShares US Small Cap High Div Volatility Wtd ETF

Ticker: CSB     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$243,306
Number of Holdings	104
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Black Hills Corp.	2.1%
IDACORP, Inc.	1.9%
Portland General Electric Co.	1.9%
New Jersey Resources Corp.	1.8%
Avista Corp.	1.8%
Spire, Inc.	1.8%
UGI Corp.	1.8%
MDU Resources Group, Inc.	1.7%
ONE Gas, Inc.	1.7%
National Fuel Gas Co.	1.5%

Financials**
26.5%
Utilities**
26.2%
Consumer Discretionary
15.0%
Energy
9.2%
Industrials
7.0%
Materials
5.6%
Consumer Staples
5.1%
Communication Services
3.3%
Information Technology
0.9%
Health Care
0.4%

Value	Value
Health Care	0.4%
Information Technology	0.9%
Communication Services	3.3%
Consumer Staples	5.1%
Materials	5.6%
Industrials	7.0%
Energy	9.2%
Consumer Discretionary	15.0%
UtilitiesFootnote Reference**	26.2%
FinancialsFootnote Reference**	26.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSB — SAR (12/25)

VictoryShares Dividend Accelerator ETF

Ticker: VSDA     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Dividend Accelerator ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$218,933
Number of Holdings	80
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hormel Foods Corp.	3.4%
Franklin Resources, Inc.	3.3%
Target Corp.	3.3%
Altria Group, Inc.	3.1%
T. Rowe Price Group, Inc.	3.0%
Brown-Forman Corp., Class B	2.6%
PepsiCo, Inc.	2.5%
Stanley Black & Decker, Inc.	2.5%
Chevron Corp.	2.3%
Medtronic PLC	2.3%

Consumer Staples**
32.1%
Financials
20.9%
Industrials
14.0%
Health Care
8.1%
Materials
7.6%
Consumer Discretionary
5.1%
Utilities
4.5%
Energy
4.3%
Information Technology
2.8%

Value	Value
Information Technology	2.8%
Energy	4.3%
Utilities	4.5%
Consumer Discretionary	5.1%
Materials	7.6%
Health Care	8.1%
Industrials	14.0%
Financials	20.9%
Consumer StaplesFootnote Reference**	32.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSDA — SAR (12/25)

VictoryShares US Multi-Factor Minimum Volatility ETF

Ticker: VSMV     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Multi-Factor Minimum Volatility ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$160,213
Number of Holdings	65
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	9.9%
Alphabet, Inc., Class A	6.8%
Johnson & Johnson	4.0%
Walmart, Inc.	3.9%
Salesforce, Inc.	3.6%
Lam Research Corp.	3.3%
QUALCOMM, Inc.	3.3%
Exxon Mobil Corp.	3.2%
TE Connectivity PLC	3.1%
Adobe, Inc.	3.1%

Information Technology**
32.0%
Consumer Staples
16.2%
Communication Services
14.8%
Health Care
13.2%
Industrials
11.1%
Financials
6.2%
Energy
3.7%
Consumer Discretionary
1.2%
Materials
1.1%
Real Estate
0.2%

Value	Value
Real Estate	0.2%
Materials	1.1%
Consumer Discretionary	1.2%
Energy	3.7%
Financials	6.2%
Industrials	11.1%
Health Care	13.2%
Communication Services	14.8%
Consumer Staples	16.2%
Information TechnologyFootnote Reference**	32.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSMV — SAR (12/25)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Ticker: CFO     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$402,075
Number of Holdings	508
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Cardinal Health, Inc.	0.4%
The TJX Cos., Inc.	0.4%
CenterPoint Energy, Inc.	0.4%
Evergy, Inc.	0.4%
The Coca-Cola Co.	0.3%
Johnson & Johnson	0.3%
Atmos Energy Corp.	0.3%
WEC Energy Group, Inc.	0.3%
CMS Energy Corp.	0.3%
McKesson Corp.	0.3%

Industrials
19.6%
Financials
18.0%
Information Technology
12.7%
Health Care
12.0%
Consumer Discretionary
8.9%
Utilities
8.0%
Consumer Staples
7.6%
Materials
4.3%
Energy
4.1%
Communication Services
4.0%

Value	Value
Communication Services	4.0%
Energy	4.1%
Materials	4.3%
Consumer Staples	7.6%
Utilities	8.0%
Consumer Discretionary	8.9%
Health Care	12.0%
Information Technology	12.7%
Financials	18.0%
Industrials	19.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFO — SAR (12/25)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Ticker: CDC     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US EQ Income Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$699,030
Number of Holdings	107
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Evergy, Inc.	1.6%
The Coca-Cola Co.	1.5%
Johnson & Johnson	1.5%
WEC Energy Group, Inc.	1.5%
CMS Energy Corp.	1.5%
CME Group, Inc., Class A	1.5%
American Electric Power Co., Inc.	1.4%
Duke Energy Corp.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%
Value	Value
Materials	0.5%
Information Technology	2.2%
Consumer Discretionary	3.9%
Communication Services	4.0%
Industrials	4.5%
Health Care	10.7%
Energy	12.2%
Financials	16.5%
Consumer Staples	20.6%
Utilities	24.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDC — SAR (12/25)

VictoryShares Free Cash Flow ETF

Ticker: VFLO     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow ETF	$21	0.39%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$5,603,552
Number of Holdings	51
Portfolio Turnover	71%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Merck & Co., Inc.	4.3%
The Cigna Group	4.1%
Chevron Corp.	3.2%
Salesforce, Inc.	3.0%
Adobe, Inc.	2.9%
Accenture PLC, Class A	2.8%
Newmont Corp.	2.8%
Amgen, Inc.	2.7%
Devon Energy Corp.	2.7%
Diamondback Energy, Inc.	2.7%

Information Technology**
27.4%
Health Care
22.1%
Energy
22.1%
Consumer Discretionary
13.1%
Industrials
6.3%
Communication Services
4.1%
Materials
2.8%
Utilities
1.7%

Value	Value
Utilities	1.7%
Materials	2.8%
Communication Services	4.1%
Industrials	6.3%
Consumer Discretionary	13.1%
Energy	22.1%
Health Care	22.1%
Information TechnologyFootnote Reference**	27.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VFLO — SAR (12/25)

VictoryShares Small Cap Free Cash Flow ETF

Ticker: SFLO     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Small Cap Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Small Cap Free Cash Flow ETF	$26	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$445,486
Number of Holdings	204
Portfolio Turnover	70%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Jazz Pharmaceuticals PLC	1.4%
Core Natural Resources, Inc.	1.4%
Crescent Energy Co., Class A	1.3%
Alkermes PLC	1.3%
Lyft, Inc., Class A	1.3%
SM Energy Co.	1.2%
Symbotic, Inc., Class A	1.2%
Permian Resources Corp., Class A	1.2%
RingCentral, Inc., Class A	1.1%
Tutor Perini Corp.	1.0%

Energy 21.4%
Consumer Discretionary 19.3%
Health Care 16.0%
Industrials 14.1%
Information Technology 11.6%
Communication Services 8.9%
Consumer Staples 5.3%
Materials 2.4%
Financials 0.4%
Utilities 0.1%

Value	Value
Utilities	0.1%
Financials	0.4%
Materials	2.4%
Consumer Staples	5.3%
Communication Services	8.9%
Information Technology	11.6%
Industrials	14.1%
Health Care	16.0%
Consumer Discretionary	19.3%
Energy	21.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

SFLO — SAR (12/25)

VictoryShares Free Cash Flow Growth ETF

Ticker: GFLW     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Free Cash Flow Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$20	0.39%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$641,734
Number of Holdings	101
Portfolio Turnover	60%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	3.1%
Broadcom, Inc.	3.1%
Uber Technologies, Inc.	3.0%
Lam Research Corp.	2.9%
Royalty Pharma PLC, Class A	2.7%
Cardinal Health, Inc.	2.7%
GE Vernova, Inc.	2.6%
McKesson Corp.	2.6%
Amphenol Corp., Class A	2.5%
KLA Corp.	2.5%

Information Technology**
41.7%
Industrials
19.8%
Health Care
18.2%
Consumer Discretionary
12.7%
Communication Services
4.4%
Consumer Staples
1.9%
Materials
1.1%

Value	Value
Materials	1.1%
Consumer Staples	1.9%
Communication Services	4.4%
Consumer Discretionary	12.7%
Health Care	18.2%
Industrials	19.8%
Information TechnologyFootnote Reference**	41.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GFLW — SAR (12/25)

VictoryShares International Free Cash Flow ETF

Ticker: IFLO     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares International Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow ETF	$30	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$107,978
Number of Holdings	105
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Shell PLC	4.0%
Equinor ASA	3.2%
Denso Corp.	2.8%
Sanofi SA	2.5%
BP PLC	2.4%
Takeda Pharmaceutical Co. Ltd.	2.3%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2.2%
Canadian Natural Resources Ltd.	1.9%
Kinross Gold Corp.	1.9%
International Consolidated Airlines Group SA	1.8%

Energy 22.6%
Industrials 22.1%
Materials 13.0%
Consumer Discretionary 11.8%
Information Technology 11.3%
Health Care 9.5%
Consumer Staples 5.4%
Communication Services 3.6%

Value	Value
Communication Services	3.6%
Consumer Staples	5.4%
Health Care	9.5%
Information Technology	11.3%
Consumer Discretionary	11.8%
Materials	13.0%
Industrials	22.1%
Energy	22.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

IFLO — SAR (12/25)

VictoryShares International Free Cash Flow Growth ETF

Ticker: GRIN     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares International Free Cash Flow Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow Growth ETF	$29	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$232,832
Number of Holdings	101
Portfolio Turnover	55%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Rolls-Royce Holdings PLC	3.8%
Agnico Eagle Mines Ltd.	3.4%
Siemens Energy AG	3.3%
Kinross Gold Corp.	3.1%
Novo Nordisk A/S, Class B	3.0%
Safran SA	2.7%
Thales SA	2.5%
ASML Holding NV	2.4%
Airbus SE	2.3%
Ryanair Holdings PLC	2.3%

Industrials
38.8%
Information Technology
16.9%
Materials
14.1%
Consumer Discretionary
13.2%
Health Care
9.2%
Communication Services
3.5%
Energy
3.3%
Consumer Staples
0.7%

Value	Value
Consumer Staples	0.7%
Energy	3.3%
Communication Services	3.5%
Health Care	9.2%
Consumer Discretionary	13.2%
Materials	14.1%
Information Technology	16.9%
Industrials	38.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GRIN — SAR (12/25)

VictoryShares Short-Term Bond ETF

Ticker: USTB     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Short-Term Bond ETF	$16	0.32%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,726,079
Number of Holdings	932
Portfolio Turnover	21%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	41.1%
Asset-Backed Securities	25.0%
U.S. Treasury Obligations	13.7%
Yankee Dollars	8.4%
Collateralized Mortgage Obligations	4.7%
OtherFootnote Reference**	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USTB — SAR (12/25)

VictoryShares Core Intermediate Bond ETF

Ticker: UITB     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Intermediate Bond ETF	$19	0.37%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,698,383
Number of Holdings	1,160
Portfolio Turnover	12%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Treasury Obligations	42.5%
Corporate Bonds	19.8%
U.S. Government Agency Mortgages	13.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	5.3%
Yankee Dollars	4.3%
Municipal Bonds	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UITB — SAR (12/25)

VictoryShares Core Plus Intermediate Bond ETF (also known as VictoryShares Core Plus Bond ETF)

Ticker: UBND     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Plus Intermediate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,575,361
Number of Holdings	1,389
Portfolio Turnover	34%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	28.9%
Corporate Bonds	18.4%
U.S. Treasury Obligations	16.6%
Asset-Backed Securities	15.8%
Collateralized Mortgage Obligations	8.1%
Municipal Bonds	3.8%
Yankee Dollars	3.7%
OtherFootnote Reference**	3.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective January 1, 2026, VictoryShares Core Plus Intermediate Bond ETF was renamed to VictoryShares Core Plus Bond ETF. The Fund’s investment objectives, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UBND — SAR (12/25)

VictoryShares Corporate Bond ETF

Ticker: UCRD     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Corporate Bond ETF	$21	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$147,481
Number of Holdings	452
Portfolio Turnover	7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	76.2%
Yankee Dollars	15.7%
U.S. Treasury Obligations	6.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UCRD — SAR (12/25)

VictoryShares WestEnd Economic Cycle Bond ETF

Ticker: BMDL     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Economic Cycle Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$113,438
Number of Holdings	423
Portfolio Turnover	7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Treasury Obligations	61.7%
Corporate Bonds	32.0%
Yankee Dollars	4.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

BMDL — SAR (12/25)

VictoryShares Pioneer Asset-Based Income ETF

Ticker: ABI     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Pioneer Asset-Based Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Pioneer Asset-Based Income ETF	$34	0.67%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$56,395
Number of Holdings	83
Portfolio Turnover	11%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Asset-Backed Securities	44.1%
Collateralized Mortgage Obligations	39.9%
Collateralized Loan Obligations	11.8%
*	Does not include futures contracts, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ABI — SAR (12/25)

VictoryShares US Value Momentum ETF

Ticker: ULVM     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Value Momentum ETF	$11	0.20%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$205,537
Number of Holdings	129
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	1.5%
Atmos Energy Corp.	1.4%
Ameren Corp.	1.4%
Realty Income Corp.	1.4%
Evergy, Inc.	1.4%
VICI Properties, Inc., Class A	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
Johnson & Johnson	1.3%
Exelon Corp.	1.2%
Loews Corp.	1.2%

Financials
20.3%
Industrials
14.1%
Information Technology
12.7%
Health Care
12.3%
Utilities
9.8%
Consumer Staples
7.5%
Real Estate
6.8%
Communication Services
4.6%
Consumer Discretionary
4.6%
Materials
4.5%

Value	Value
Materials	4.5%
Consumer Discretionary	4.6%
Communication Services	4.6%
Real Estate	6.8%
Consumer Staples	7.5%
Utilities	9.8%
Health Care	12.3%
Information Technology	12.7%
Industrials	14.1%
Financials	20.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ULVM — SAR (12/25)

VictoryShares US Small Mid Cap Value Momentum ETF

Ticker: USVM     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Mid Cap Value Momentum ETF	$12	0.22%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,185,910
Number of Holdings	293
Portfolio Turnover	57%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Avista Corp.	0.7%
WP Carey, Inc.	0.7%
Spire, Inc.	0.7%
Black Hills Corp.	0.7%
NETSTREIT Corp.	0.7%
ONE Gas, Inc.	0.7%
Essent Group Ltd.	0.7%
Ellington Financial, Inc.	0.7%
Broadstone Net Lease, Inc., Class A	0.6%
AGNC Investment Corp.	0.6%

Financials
20.7%
Industrials
13.7%
Health Care
13.3%
Consumer Discretionary
12.9%
Information Technology
9.1%
Real Estate
8.2%
Utilities
5.5%
Consumer Staples
5.2%
Communication Services
3.8%
Energy
3.6%

Value	Value
Energy	3.6%
Communication Services	3.8%
Consumer Staples	5.2%
Utilities	5.5%
Real Estate	8.2%
Information Technology	9.1%
Consumer Discretionary	12.9%
Health Care	13.3%
Industrials	13.7%
Financials	20.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USVM — SAR (12/25)

VictoryShares International Value Momentum ETF

Ticker: UIVM     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Value Momentum ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$289,453
Number of Holdings	198
Portfolio Turnover	48%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Emera, Inc.	1.2%
Canadian Imperial Bank of Commerce	1.2%
The Toronto-Dominion Bank	1.2%
The Bank of Nova Scotia	1.1%
Klepierre SA	1.0%
Koninklijke Ahold Delhaize NV	1.0%
Power Corp. of Canada	1.0%
Poste Italiane SpA	0.9%
Orange SA	0.9%
NN Group NV	0.9%

Financials 28.5%
Industrials 16.1%
Consumer Discretionary 8.7%
Utilities 8.1%
Health Care 6.8%
Materials 6.6%
Real Estate 6.1%
Consumer Staples 6.1%
Communication Services 5.3%
Energy 3.6%

Value	Value
Energy	3.6%
Communication Services	5.3%
Consumer Staples	6.1%
Real Estate	6.1%
Materials	6.6%
Health Care	6.8%
Utilities	8.1%
Consumer Discretionary	8.7%
Industrials	16.1%
Financials	28.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UIVM — SAR (12/25)

VictoryShares Emerging Markets Value Momentum ETF

Ticker: UEVM     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Emerging Markets Value Momentum ETF	$24	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$228,333
Number of Holdings	202
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	1.1%
Eicher Motors Ltd.	1.0%
Maruti Suzuki India Ltd.	1.0%
Kasikornbank PCL	1.0%
Hengan International Group Co. Ltd.	1.0%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
China Petroleum & Chemical Corp., Class H	0.9%
Bank of Communications Co. Ltd., Class H	0.9%
CEZ A/S	0.9%
NEPI Rockcastle NV	0.9%

Financials
25.2%
Industrials
13.5%
Information Technology
11.5%
Consumer Discretionary
8.7%
Health Care
6.9%
Energy
6.7%
Consumer Staples
6.3%
Materials
6.1%
Utilities
6.0%
Communication Services
4.7%

Value	Value
Communication Services	4.7%
Utilities	6.0%
Materials	6.1%
Consumer Staples	6.3%
Energy	6.7%
Health Care	6.9%
Consumer Discretionary	8.7%
Information Technology	11.5%
Industrials	13.5%
Financials	25.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UEVM — SAR (12/25)

VictoryShares WestEnd U.S. Sector ETF

Ticker: MODL     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd U.S. Sector ETF	$24	0.46%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$722,839
Number of Holdings	361
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.6%
AbbVie, Inc.	2.3%
JPMorgan Chase & Co.	2.3%
Broadcom, Inc.	2.1%
Amazon.com, Inc.	2.0%

Information Technology**
26.3%
Financials
20.8%
Health Care
16.4%
Communication Services
16.4%
Consumer Staples
9.9%
Consumer Discretionary
5.2%
Utilities
4.7%

Value	Value
Utilities	4.7%
Consumer Discretionary	5.2%
Consumer Staples	9.9%
Communication Services	16.4%
Health Care	16.4%
Financials	20.8%
Information TechnologyFootnote Reference**	26.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

MODL — SAR (12/25)

VictoryShares WestEnd Global Equity ETF

Ticker: GLOW     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Global Equity ETF	$32	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$36,377
Number of Holdings	18
Portfolio Turnover	24%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

State Street Technology Select Sector SPDR ETF	14.7%
State Street Financial Select Sector SPDR ETF	13.4%
Vanguard FTSE All-World ex-US ETF	12.4%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Health Care Select Sector SPDR ETF	8.0%
Vanguard FTSE Pacific ETF	7.4%
iShares MSCI Emerging Markets Asia ETF	7.3%
State Street Consumer Staples Select Sector SPDR ETF	6.3%
iShares Core S&P Small-Cap ETF	5.1%
State Street Consumer Discretionary Select Sector SPDR ETF	3.3%

Top CountriesFootnote Reference^Footnote Reference* (% of Net Assets)

(as of December 31, 2025)

Value	Value
United States	26.7%
Japan	13.4%
China	12.4%
South Korea	10.0%
Taiwan	8.0%
India	7.4%
United Kingdom	7.3%
Australia	6.3%
Switzerland	5.1%
OtherFootnote Reference**	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GLOW — SAR (12/25)

VictoryShares Hedged Equity Income ETF

Ticker: HEJD     Exchange: Nasdaq

Semi-Annual Shareholder Report — December 31, 2025

The semi-annual shareholder report contains important information about VictoryShares Hedged Equity Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$36,457
Number of Holdings	196
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Merck & Co., Inc.	2.0%
PepsiCo, Inc.	1.8%
Verizon Communications, Inc.	1.6%
Altria Group, Inc.	1.6%
OneMain Holdings, Inc., Class A	1.5%
General Mills, Inc.	1.5%
Evergy, Inc.	1.4%
Pinnacle West Capital Corp.	1.4%
Amcor PLC	1.4%
Flowers Foods, Inc.	1.4%

Financials
18.1%
Utilities
17.0%
Consumer Staples
15.1%
Energy
11.9%
Health Care
8.3%
Consumer Discretionary
7.7%
Materials
5.9%
Communication Services
4.2%
Industrials
2.4%
Information Technology
1.0%

Value	Value
Information Technology	1.0%
Industrials	2.4%
Communication Services	4.2%
Materials	5.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Energy	11.9%
Consumer Staples	15.1%
Utilities	17.0%
Financials	18.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

HEJD — SAR (12/25)

(b)  Not applicable.

Item 2. Code of Ethics.

          Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

          Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Semi-Annual: Full Financials
Victory Market Neutral Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements (Form N-CSR Item 7) 24
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
32

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
Victory Market Neutral Income Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (90.1%)
Australia (1.1%):
Communication Services (0.2%):
Telstra Group Ltd. ...................................................... 1,730,358 $ 5,613
Health Care (0.2%):
Sonic Healthcare Ltd. .................................................... 283,342 4,266
Materials (0.4%):
Fortescue Ltd. ......................................................... 318,124 4,651
Rio Tinto Ltd. ......................................................... 77,097 7,519
12,170
Utilities (0.3%):
APA Group ........................................................... 448,599 2,680
Origin Energy Ltd. ...................................................... 721,879 5,511
8,191
30,240
Austria (0.3%):
Energy (0.3%):
OMV AG ............................................................ 128,485 7,149
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 113,786 7,971
Bermuda (0.5%):
Energy (0.5%):
DHT Holdings, Inc. ..................................................... 606,338 7,404
Golar LNG Ltd. ........................................................ 133,226 4,957
12,361
Brazil (3.6%):
Communication Services (0.5%):
Telefonica Brasil SA ..................................................... 867,500 5,195
TIM SA .............................................................. 2,134,900 8,286
13,481
Consumer Discretionary (0.3%):
Vibra Energia SA ....................................................... 1,717,466 7,929
Consumer Staples (0.4%):
Ambev SA ............................................................ 4,793,400 12,067
Energy (0.2%):
Petroleo Brasileiro SA , Preference Shares ..................................... 915,500 5,140
Financials (0.8%):
Banco do Brasil SA ..................................................... 2,261,900 9,029
BB Seguridade Participacoes SA ............................................ 1,775,000 11,727
20,756
Materials (0.8%):
Gerdau SA , Preference Shares .............................................. 1,335,700 4,930
Klabin SA ............................................................ 1,980,711 6,766
Vale SA .............................................................. 860,700 11,240
22,936
Utilities (0.6%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,372,500 6,833
CPFL Energia SA ....................................................... 820,000 7,970
14,803
97,112
Canada (2.5%):
Communication Services (0.2%):
BCE, Inc. ............................................................ 180,178 4,298
Consumer Discretionary (0.4%):
Canadian Tire Corp Ltd. , Class A ............................................ 43,993 5,576

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Magna International, Inc. ................................................. 94,589 $ 5,043
10,619
Energy (1.1%):
Canadian Natural Resources Ltd. ............................................ 112,199 3,801
Enbridge, Inc. ......................................................... 172,841 8,272
Keyera Corp. (a) ........................................................ 221,441 7,099
Pembina Pipeline Corp. .................................................. 169,066 6,442
TC Energy Corp. ....................................................... 85,005 4,681
30,295
Financials (0.2%):
The Bank of Nova Scotia ................................................. 81,343 6,000
Utilities (0.6%):
Canadian Utilities Ltd. , Class A ............................................. 265,325 8,261
Emera, Inc. ........................................................... 176,527 8,700
16,961
68,173
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 43,697,345 8,438
China (2.7%):
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 1,896,000 2,875
Energy (0.8%):
China Petroleum & Chemical Corp. , Class H ................................... 10,868,000 6,528
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,596,000 7,969
PetroChina Co. Ltd. , Class H .............................................. 6,590,000 7,104
21,601
Financials (1.5%):
Bank of China Ltd. , Class H ............................................... 10,608,000 6,082
Bank of Communications Co. Ltd. , Class H .................................... 6,297,000 5,227
China CITIC Bank Corp. Ltd. , Class H ....................................... 8,285,000 7,393
China Construction Bank Corp. , Class H ...................................... 5,802,000 5,743
China Merchants Bank Co. Ltd. , Class H ...................................... 488,000 3,320
Industrial & Commercial Bank of China Ltd. , Class H ............................. 5,771,000 4,670
Ping An Insurance Group Co. of China Ltd. .................................... 374,000 3,142
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 7,940,000 5,432
41,009
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 4,874,000 2,399
Materials (0.2%):
China Hongqiao Group Ltd. ............................................... 1,352,000 5,678
73,562
Czech Republic (0.3%):
Utilities (0.3%):
CEZ A/S ............................................................. 143,849 9,058
Denmark (0.3%):
Financials (0.3%):
Danske Bank A/S ....................................................... 156,218 7,802
Finland (0.8%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 105,653 4,682
Consumer Staples (0.2%):
Kesko Oyj , Class B ..................................................... 300,743 6,786
Materials (0.2%):
UPM-Kymmene Oyj (a) .................................................. 207,808 6,007

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.2%):
Fortum Oyj ........................................................... 247,019 $ 5,245
22,720
France (3.3%):
Communication Services (0.6%):
Orange SA ............................................................ 702,718 11,725
Publicis Groupe SA ..................................................... 49,277 5,117
16,842
Consumer Discretionary (0.3%):
FDJ UNITED ......................................................... 162,860 4,508
Renault SA ........................................................... 82,565 3,417
7,925
Consumer Staples (0.2%):
Carrefour SA .......................................................... 357,756 5,969
Energy (0.2%):
TotalEnergies SE ....................................................... 81,525 5,315
Financials (0.5%):
BNP Paribas SA ........................................................ 62,823 5,943
Credit Agricole SA ...................................................... 367,455 7,564
13,507
Health Care (0.2%):
Sanofi SA ............................................................ 43,702 4,228
Industrials (0.6%):
Bouygues SA .......................................................... 162,259 8,435
Eiffage SA ............................................................ 52,818 7,567
16,002
Materials (0.1%):
Arkema SA ........................................................... 61,264 3,733
Utilities (0.6%):
Engie SA ............................................................. 413,397 10,859
Veolia Environnement SA ................................................. 175,209 6,096
16,955
90,476
Germany (1.0%):
Consumer Discretionary (0.4%):
Mercedes-Benz Group AG ................................................ 77,338 5,361
Volkswagen AG , Preference Shares .......................................... 46,067 5,621
10,982
Industrials (0.3%):
Deutsche Post AG ...................................................... 117,748 6,420
Materials (0.3%):
BASF SE (a) .......................................................... 90,070 4,739
Evonik Industries AG .................................................... 260,187 4,060
8,799
26,201
Hong Kong (2.8%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 4,223,000 6,253
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd. ......................................... 6,296,000 3,613
Consumer Staples (0.2%):
WH Group Ltd. (b) ...................................................... 5,449,000 6,071
Financials (0.5%):
BOC Hong Kong Holdings Ltd. ............................................ 1,669,500 8,473

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hang Seng Bank Ltd. .................................................... 191,000 $ 3,768
12,241
Industrials (0.4%):
CK Hutchison Holdings Ltd. ............................................... 793,500 5,395
Orient Overseas International Ltd. ........................................... 171,000 2,757
SITC International Holdings Co. Ltd. ......................................... 967,000 3,460
11,612
Utilities (1.4%):
Beijing Enterprises Holdings Ltd. ........................................... 1,083,000 4,431
China Gas Holdings Ltd. .................................................. 3,349,000 3,306
CK Infrastructure Holdings Ltd. ............................................ 839,000 6,217
CLP Holdings Ltd. ...................................................... 858,500 7,679
Guangdong Investment Ltd. ............................................... 3,658,000 3,191
Hong Kong & China Gas Co. Ltd. ........................................... 7,968,000 7,183
Power Assets Holdings Ltd. ............................................... 713,500 5,058
37,065
76,855
India (2.7%):
Consumer Discretionary (0.4%):
Hero MotoCorp Ltd. ..................................................... 159,405 10,244
Consumer Staples (0.2%):
ITC Ltd. ............................................................. 1,444,502 6,483
Energy (1.0%):
Bharat Petroleum Corp. Ltd. ............................................... 1,382,934 5,916
Coal India Ltd. ......................................................... 908,023 4,034
Hindustan Petroleum Corp. Ltd. ............................................ 895,481 4,978
Indian Oil Corp. Ltd. .................................................... 2,921,446 5,416
Oil & Natural Gas Corp. Ltd. .............................................. 1,379,823 3,692
Oil India Ltd. .......................................................... 621,604 2,937
26,973
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 296,079 5,352
Tata Consultancy Services Ltd. ............................................. 121,699 4,348
9,700
Materials (0.4%):
NMDC Ltd. ........................................................... 4,025,498 3,727
Vedanta Ltd. .......................................................... 934,098 6,285
10,012
Utilities (0.4%):
GAIL India Ltd. ........................................................ 2,363,417 4,533
Power Grid Corp. of India Ltd. ............................................. 1,800,190 5,309
9,842
73,254
Indonesia (1.1%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 37,148,600 7,775
Energy (0.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 23,505,100 2,548
PT United Tractors Tbk .................................................. 2,702,800 4,780
7,328
Financials (0.1%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 19,466,500 4,265
Industrials (0.4%):
PT Astra International Tbk ................................................ 28,647,100 11,501
30,869

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (0.4%):
Financials (0.1%):
AIB Group PLC ........................................................ 361,293 $ 3,862
Health Care (0.3%):
Medtronic PLC ........................................................ 77,372 7,432
11,294
Italy (1.8%):
Energy (0.3%):
Eni SpA ............................................................. 388,589 7,365
Financials (0.6%):
Intesa Sanpaolo SpA ..................................................... 1,094,703 7,564
Poste Italiane SpA (b) .................................................... 421,690 10,585
18,149
Utilities (0.9%):
Enel SpA ............................................................. 828,979 8,618
Snam SpA ............................................................ 1,099,397 7,305
Terna - Rete Elettrica Nazionale ............................................ 727,188 7,736
23,659
49,173
Japan (1.0%):
Consumer Discretionary (0.3%):
Isuzu Motors Ltd. ....................................................... 368,200 5,747
Yamaha Motor Co. Ltd. .................................................. 330,300 2,450
8,197
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 169,500 6,093
Health Care (0.4%):
Astellas Pharma, Inc. .................................................... 423,600 5,639
Takeda Pharmaceutical Co. Ltd. ............................................ 157,700 4,900
10,539
Materials (0.1%):
Mitsubishi Chemical Group Corp. ........................................... 595,300 3,485
28,314
Malaysia (0.8%):
Communication Services (0.3%):
Telekom Malaysia Bhd ................................................... 3,394,500 6,733
Industrials (0.1%):
Sime Darby Bhd ....................................................... 6,786,500 3,595
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 3,495,900 11,815
22,143
Mexico (1.4%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 427,336 4,625
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,397,456 5,113
Wal-Mart de Mexico SAB de CV ........................................... 2,239,434 6,982
16,720
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 789,069 7,317
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV , Class B (a) ........................... 152,765 4,914
Materials (0.3%):
Grupo Mexico SAB de CV , Class B .......................................... 957,174 9,039
37,990

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Monaco (0.2%):
Energy (0.2%):
Scorpio Tankers, Inc. .................................................... 113,027 $ 5,745
Netherlands (1.7%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 1,930,515 9,020
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 247,416 2,709
Financials (1.3%):
ABN AMRO Bank NV , Class CV (b) ......................................... 245,894 8,591
ASR Nederland NV ..................................................... 122,643 8,726
ING Groep NV ........................................................ 290,519 8,165
NN Group NV ......................................................... 126,839 9,784
35,266
46,995
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA (a) ........................................................ 477,224 6,945
Energy (0.1%):
SFL Corp. Ltd. , Class B .................................................. 256,635 2,004
Financials (0.3%):
DNB Bank ASA (a) ...................................................... 309,359 8,623
17,572
Poland (1.2%):
Energy (0.5%):
ORLEN SA ........................................................... 475,097 12,689
Financials (0.7%):
Bank Polska Kasa Opieki SA .............................................. 134,416 7,628
Powszechny Zaklad Ubezpieczen SA ......................................... 255,721 4,735
Santander Bank Polska SA ................................................ 55,168 8,343
20,706
33,395
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,212,264 5,583
Puerto Rico (0.2%):
Financials (0.2%):
First Bancorp Puerto Rico ................................................. 185,868 3,853
Russian Federation (0.0%):
Communication Services (0.0%):
Rostelecom PJSC (c) (d) (e) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (c) (d) (e) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC (c) (d) (e) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (c) (d) (e) ................................. 2,604,790 —
Materials (0.0%):
Evraz PLC (c) (d) (e) ..................................................... 753,373 —
GMK Norilskiy Nickel PAO (c) (d) (e) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (c) (d) (e) ................................. 4,673,660 —
Novolipetsk Steel PJSC (c) (d) (e) ............................................ 1,477,080 —
Polyus PJSC (c) (d) (e) .................................................... 344,030 —
Severstal PAO (c) (d) (e) ................................................... 223,944 —
—

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.0%):
Inter RAO UES PJSC (c) (d) (e) .............................................. 128,274,200 $ —
RusHydro PJSC (c) (d) (e) .................................................. 694,437,000 —
—
—
Singapore (0.6%):
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 2,477,600 5,927
Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 579,400 8,903
14,830
South Africa (1.6%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 592,316 6,067
Vodacom Group Ltd. .................................................... 644,108 5,510
11,577
Financials (0.8%):
Absa Group Ltd. ....................................................... 694,985 10,049
Standard Bank Group Ltd. ................................................ 600,873 10,545
20,594
Industrials (0.1%):
Bidvest Group Ltd. ...................................................... 287,809 4,129
Materials (0.3%):
Gold Fields Ltd. ........................................................ 128,099 5,588
Kumba Iron Ore Ltd. .................................................... 117,661 2,498
8,086
44,386
South Korea (1.8%):
Consumer Staples (0.4%):
KT&G Corp. .......................................................... 96,609 9,522
Energy (0.4%):
HD Hyundai Co. Ltd. .................................................... 84,338 11,041
Financials (0.4%):
Industrial Bank of Korea .................................................. 391,708 5,695
Woori Financial Group, Inc. ............................................... 279,712 5,430
11,125
Industrials (0.6%):
Doosan Bobcat, Inc. (c) ................................................... 116,706 4,669
LG Corp. ............................................................. 74,264 4,161
SK, Inc. .............................................................. 47,970 8,562
17,392
49,080
Spain (1.5%):
Energy (0.3%):
Repsol SA ............................................................ 426,993 7,966
Financials (0.3%):
CaixaBank SA ......................................................... 542,080 6,627
Utilities (0.9%):
Endesa SA ............................................................ 247,971 8,922
Iberdrola SA .......................................................... 449,672 9,736
Redeia Corp. SA ....................................................... 360,288 6,422
25,080
39,673
Sweden (0.6%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 1,869,356 7,992

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.1%):
Svenska Handelsbanken AB , Class A ......................................... 170,537 $ 2,471
Industrials (0.2%):
Volvo AB , Class B ...................................................... 203,225 6,470
16,933
Switzerland (0.2%):
Industrials (0.2%):
Kuehne + Nagel International AG , Class R ..................................... 21,866 4,690
Taiwan (2.9%):
Communication Services (0.9%):
Chunghwa Telecom Co. Ltd. ............................................... 1,595,000 6,630
Far EasTone Telecommunications Co. Ltd. ..................................... 2,296,000 6,448
Taiwan Mobile Co. Ltd. (c) ................................................ 3,606,000 12,443
25,521
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 2,414,000 5,920
Industrials (0.3%):
Eva Airways Corp. ...................................................... 3,750,000 4,361
Far Eastern New Century Corp. ............................................. 4,410,000 3,900
8,261
Information Technology (1.2%):
ASE Technology Holding Co. Ltd. ........................................... 899,000 7,089
Compal Electronics, Inc. .................................................. 3,739,000 3,612
Hon Hai Precision Industry Co. Ltd. ......................................... 796,000 5,836
MediaTek, Inc. ......................................................... 72,000 3,270
Pegatron Corp. ......................................................... 2,076,000 4,529
Quanta Computer, Inc. ................................................... 336,000 2,902
Synnex Technology International Corp. ....................................... 2,794,000 5,151
32,389
Materials (0.3%):
Asia Cement Corp. ...................................................... 6,365,000 7,528
79,619
Thailand (1.5%):
Energy (0.7%):
PTT Exploration & Production PCL .......................................... 2,141,800 7,660
PTT PCL ............................................................. 10,906,400 11,077
18,737
Financials (0.7%):
SCB X PCL ........................................................... 3,337,100 14,710
TMBThanachart Bank PCL ................................................ 58,003,300 3,716
18,426
Materials (0.1%):
The Siam Cement PCL ................................................... 563,200 3,279
40,442
United Kingdom (3.3%):
Communication Services (0.3%):
Vodafone Group PLC .................................................... 4,716,361 6,286
WPP PLC ............................................................ 461,440 2,072
8,358
Consumer Discretionary (0.4%):
Brightstar Lottery PLC ................................................... 308,474 4,775
Kingfisher PLC ........................................................ 1,330,431 5,600
10,375
Consumer Staples (0.9%):
British American Tobacco PLC ............................................. 166,829 9,456
Imperial Brands PLC .................................................... 226,785 9,521

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
J Sainsbury PLC ....................................................... 1,118,809 $ 4,901
23,878
Energy (0.2%):
BP PLC .............................................................. 993,814 5,795
Financials (0.9%):
Admiral Group PLC ..................................................... 89,957 3,847
Aviva PLC ............................................................ 739,574 6,799
HSBC Holdings PLC .................................................... 521,178 8,200
Phoenix Group Holdings PLC .............................................. 668,284 6,615
25,461
Materials (0.4%):
Mondi PLC ........................................................... 335,282 4,090
Rio Tinto PLC ......................................................... 81,643 6,575
10,665
Utilities (0.2%):
National Grid PLC ...................................................... 412,846 6,331
90,863
United States (42.9%):
Communication Services (0.8%):
AT&T, Inc. ........................................................... 284,894 7,077
Comcast Corp. , Class A .................................................. 137,190 4,101
John Wiley & Sons, Inc. , Class A ............................................ 146,929 4,500
Verizon Communications, Inc. .............................................. 159,912 6,513
22,191
Consumer Discretionary (4.4%):
Best Buy Co., Inc. ...................................................... 38,923 2,605
Bloomin' Brands, Inc. .................................................... 302,971 1,869
Carter's, Inc. .......................................................... 125,072 4,056
Dana, Inc. ............................................................ 273,956 6,509
Darden Restaurants, Inc. .................................................. 33,537 6,172
Dine Brands Global, Inc. (a) ............................................... 133,366 4,286
Ford Motor Co. ........................................................ 423,851 5,561
Hasbro, Inc. ........................................................... 82,943 6,801
Kontoor Brands, Inc. .................................................... 87,345 5,336
La-Z-Boy, Inc. ......................................................... 164,602 6,135
LCI Industries ......................................................... 73,875 8,964
Leggett & Platt, Inc. ..................................................... 433,370 4,767
LKQ Corp. ........................................................... 149,126 4,504
Meritage Homes Corp. ................................................... 76,463 5,031
Monro, Inc. ........................................................... 170,777 3,422
Oxford Industries, Inc. ................................................... 55,523 1,899
Polaris, Inc. ........................................................... 64,365 4,071
Steven Madden Ltd. ..................................................... 236,200 9,835
Strategic Education, Inc. .................................................. 61,945 4,968
The Buckle, Inc. ........................................................ 186,442 9,960
Upbound Group, Inc. .................................................... 257,027 4,514
Winmark Corp. ........................................................ 14,005 5,671
Winnebago Industries, Inc. ................................................ 89,131 3,612
120,548
Consumer Staples (4.9%):
Altria Group, Inc. ....................................................... 82,610 4,763
Archer-Daniels-Midland Co. ............................................... 122,942 7,068
Bunge Global SA ....................................................... 54,660 4,869
Cal-Maine Foods, Inc. ................................................... 67,253 5,351
Colgate-Palmolive Co. ................................................... 96,478 7,624
Energizer Holdings, Inc. .................................................. 220,262 4,381
General Mills, Inc. ...................................................... 74,970 3,486
Interparfums, Inc. ....................................................... 71,402 6,057
J & J Snack Foods Corp. .................................................. 84,881 7,671
Kenvue, Inc. .......................................................... 272,454 4,700

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Keurig Dr. Pepper, Inc. ................................................... 146,744 $ 4,110
Kimberly-Clark Corp. .................................................... 68,849 6,946
PepsiCo, Inc. .......................................................... 50,761 7,285
Philip Morris International, Inc. ............................................. 56,313 9,033
Spectrum Brands Holdings, Inc. ............................................ 118,927 7,026
Sysco Corp. ........................................................... 107,872 7,949
Target Corp. .......................................................... 45,149 4,413
The Clorox Co. ........................................................ 57,689 5,817
The Coca-Cola Co. ...................................................... 98,680 6,899
The Marzetti Company ................................................... 19,761 3,249
Tyson Foods, Inc. , Class A ................................................ 110,252 6,463
Universal Corp. ........................................................ 138,721 7,318
132,478
Energy (4.7%):
Archrock, Inc. ......................................................... 253,092 6,585
California Resources Corp. ................................................ 134,652 6,020
ConocoPhillips Co. ..................................................... 46,784 4,379
Coterra Energy, Inc. ..................................................... 200,878 5,287
Crescent Energy Co. , Class A (a) ............................................ 414,460 3,477
Devon Energy Corp. ..................................................... 126,955 4,650
DT Midstream, Inc. ..................................................... 45,209 5,411
EOG Resources, Inc. .................................................... 45,187 4,745
Expand Energy Corp. .................................................... 53,902 5,949
Exxon Mobil Corp. ..................................................... 57,186 6,882
Helmerich & Payne, Inc. .................................................. 220,741 6,331
International Seaways, Inc. ................................................ 78,564 3,814
Kinder Morgan, Inc. ..................................................... 286,267 7,870
Kodiak Gas Services, Inc. ................................................. 141,458 5,291
Magnolia Oil & Gas Corp. , Class A .......................................... 222,743 4,876
Noble Corp. PLC ....................................................... 233,264 6,587
ONEOK, Inc. .......................................................... 60,404 4,440
Permian Resources Corp. , Class A ........................................... 286,061 4,013
Phillips 66 Co. ......................................................... 37,949 4,897
SLB Ltd. ............................................................. 156,393 6,002
SM Energy Co. ........................................................ 182,444 3,412
The Williams Cos., Inc. .................................................. 141,066 8,480
Valero Energy Corp. ..................................................... 24,376 3,968
World Kinect Corp. ..................................................... 227,072 5,320
128,686
Financials (10.6%):
Ally Financial, Inc. ...................................................... 119,622 5,418
Artisan Partners Asset Management, Inc. , Class A ................................ 160,243 6,528
Associated Banc-Corp. ................................................... 302,799 7,800
Atlantic Union Bankshares Corp. ............................................ 173,491 6,124
Bank of Hawaii Corp. .................................................... 87,428 5,978
BankUnited, Inc. ....................................................... 170,750 7,610
Blackstone, Inc. ........................................................ 25,054 3,862
Citigroup, Inc. ......................................................... 66,015 7,703
Citizens Financial Group, Inc. .............................................. 143,245 8,367
CME Group, Inc. , Class A ................................................. 40,332 11,014
Cohen & Steers, Inc. .................................................... 54,303 3,409
Community Financial System, Inc. .......................................... 127,427 7,319
CVB Financial Corp. .................................................... 351,766 6,543
East West Bancorp, Inc. .................................................. 37,898 4,259
F&G Annuities & Life, Inc. ................................................ 7,211 223
Federal Agricultural Mortgage Corp. , Class C ................................... 14,393 2,527
Fidelity National Financial, Inc. ............................................ 120,181 6,561
Fifth Third Bancorp ..................................................... 122,765 5,747
First Financial Bancorp ................................................... 199,931 5,002
First Hawaiian, Inc. ..................................................... 256,201 6,482
First Horizon Corp. ..................................................... 106,071 2,535
First Interstate BancSystem, Inc. , Class A ...................................... 208,460 7,213

Victory Portfolios II
Victory Market Neutral Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
First Merchants Corp. .................................................... 115,467 $ 4,328
Fulton Financial Corp. ................................................... 447,661 8,653
HA Sustainable Infrastructure Capital, Inc. ..................................... 216,367 6,800
Huntington Bancshares, Inc. ............................................... 431,960 7,495
Independent Bank Corp. .................................................. 108,658 7,941
Jackson Financial, Inc. , Class A ............................................. 93,551 9,977
KeyCorp ............................................................. 314,384 6,489
MetLife, Inc. .......................................................... 79,395 6,267
Moelis & Co. , Class A ................................................... 39,552 2,719
Morgan Stanley ........................................................ 45,006 7,990
Northern Trust Corp. .................................................... 55,525 7,584
Northwest Bancshares, Inc. ................................................ 423,403 5,081
Principal Financial Group, Inc. ............................................. 91,060 8,032
Provident Financial Services, Inc. ........................................... 222,204 4,389
Prudential Financial, Inc. ................................................. 52,637 5,942
Regions Financial Corp. .................................................. 278,364 7,544
Simmons First National Corp. , Class A ....................................... 329,410 6,209
State Street Corp. ....................................................... 73,433 9,474
The PNC Financial Services Group, Inc. ...................................... 30,873 6,444
United Bankshares, Inc. .................................................. 188,964 7,256
Valley National Bancorp .................................................. 440,956 5,150
WaFd, Inc. ............................................................ 215,283 6,896
Webster Financial Corp. .................................................. 28,968 1,823
Wells Fargo & Co. ...................................................... 72,042 6,714
WesBanco, Inc. ........................................................ 73,019 2,427
287,848
Health Care (2.5%):
AbbVie, Inc. .......................................................... 31,835 7,274
Amgen, Inc. ........................................................... 17,615 5,766
Bristol-Myers Squibb Co. ................................................. 106,069 5,721
CVS Health Corp. ...................................................... 71,965 5,711
Gilead Sciences, Inc. .................................................... 66,218 8,128
Johnson & Johnson ..................................................... 47,262 9,781
Merck & Co., Inc. ...................................................... 60,712 6,390
Pfizer, Inc. ............................................................ 238,131 5,929
U.S. Physical Therapy, Inc. ................................................ 64,527 5,039
UnitedHealth Group, Inc. ................................................. 7,594 2,507
Viatris, Inc. ........................................................... 474,470 5,907
68,153
Industrials (3.3%):
Alight, Inc. , Class A ..................................................... 1,528,405 2,980
Apogee Enterprises, Inc. .................................................. 93,893 3,419
Herc Holdings, Inc. ..................................................... 20,746 3,078
HNI Corp. ............................................................ 133,058 5,594
Insperity, Inc. .......................................................... 90,020 3,486
Kennametal, Inc. ....................................................... 323,637 9,195
Korn Ferry ........................................................... 71,539 4,723
Lockheed Martin Corp. ................................................... 13,756 6,653
MillerKnoll, Inc. ....................................................... 251,871 4,604
MSC Industrial Direct Co., Inc. , Class A ...................................... 73,305 6,165
Paychex, Inc. .......................................................... 36,351 4,078
Pitney Bowes, Inc. ...................................................... 394,552 4,170
Snap-on, Inc. .......................................................... 21,886 7,542
The Greenbrier Cos., Inc. ................................................. 106,029 4,956
Trinity Industries, Inc. ................................................... 195,631 5,172
Union Pacific Corp. ..................................................... 31,726 7,339
United Parcel Service, Inc. , Class B .......................................... 70,953 7,038
90,192
Information Technology (1.4%):
Avnet, Inc. ............................................................ 135,891 6,533
Cisco Systems, Inc. ..................................................... 121,936 9,393
Hewlett Packard Enterprise Co. ............................................. 200,361 4,813

Victory Portfolios II
Victory Market Neutral Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
HP, Inc. .............................................................. 120,065 $ 2,675
International Business Machines Corp. ........................................ 18,615 5,514
Skyworks Solutions, Inc. ................................................. 44,852 2,844
Texas Instruments, Inc. ................................................... 29,656 5,145
36,917
Materials (1.2%):
Avient Corp. .......................................................... 171,176 5,347
Cabot Corp. ........................................................... 72,181 4,784
Eastman Chemical Co. ................................................... 63,286 4,040
Greif, Inc. , Class A ...................................................... 99,855 6,760
Kaiser Aluminum Corp. .................................................. 6,388 734
LyondellBasell Industries NV , Class A ........................................ 55,699 2,412
Sylvamo Corp. ......................................................... 94,987 4,574
The Mosaic Co. ........................................................ 112,261 2,704
31,355
Utilities (9.1%):
Alliant Energy Corp. .................................................... 108,844 7,076
American Electric Power Co., Inc. ........................................... 29,363 3,386
American States Water Co. ................................................ 161,818 11,728
Avista Corp. .......................................................... 269,113 10,372
Black Hills Corp. ....................................................... 152,241 10,568
California Water Service Group ............................................. 207,179 8,977
Chesapeake Utilities Corp. ................................................ 57,470 7,170
CMS Energy Corp. ...................................................... 88,201 6,168
Consolidated Edison, Inc. ................................................. 69,264 6,879
Dominion Energy, Inc. ................................................... 96,561 5,657
DTE Energy Co. ....................................................... 51,346 6,623
Duke Energy Corp. ...................................................... 71,060 8,329
Edison International ..................................................... 82,721 4,965
Evergy, Inc. ........................................................... 145,150 10,522
Exelon Corp. .......................................................... 171,753 7,487
FirstEnergy Corp. ....................................................... 109,427 4,899
H2O America ......................................................... 148,456 7,273
MGE Energy, Inc. ...................................................... 71,463 5,604
New Jersey Resources Corp. ............................................... 283,420 13,071
NiSource, Inc. ......................................................... 263,569 11,007
Northwest Natural Holding Co. ............................................. 150,349 7,027
OGE Energy Corp. ...................................................... 117,554 5,019
ONE Gas, Inc. ......................................................... 146,186 11,293
Otter Tail Corp. ........................................................ 72,478 5,857
Pinnacle West Capital Corp. ............................................... 49,917 4,428
Portland General Electric Co. .............................................. 271,035 13,007
PPL Corp. ............................................................ 199,430 6,984
Southwest Gas Holdings, Inc. .............................................. 107,132 8,573
Spire, Inc. ............................................................ 160,226 13,251
The Southern Co. ....................................................... 89,204 7,779
WEC Energy Group, Inc. ................................................. 71,726 7,564
248,543
1,166,911
Total Common Stocks (Cost $2,093,252) 2,451,725
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 3,692,292 3,693
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 3,692,292 3,692
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 3,692,292 3,692
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 3,692,292 3,692
Total Collateral for Securities Loaned (Cost $14,769) 14,769
Total Investments (Cost $2,108,021) — 90.6% 2,466,494
Other assets in excess of liabilities — 9.4% 253,439
NET ASSETS - 100.00% $ 2,719,933

Victory Portfolios II
Victory Market Neutral Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,340
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446
Inter RAO UES PJSC .........................................
3/19/2021
7,868
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421
Polyus PJSC ...............................................
9/17/2021
6,022
Rostelecom PJSC ............................................
9/18/2020
8,205
RusHydro PJSC .............................................
9/18/2020
7,349
Severstal PAO ..............................................
3/17/2017
4,076
Tatneft PJSC ...............................................
9/15/2017
5,787
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$30,679 (thousands) and amounted to 1.1% of net assets.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2025 (amounts
in thousands):
(f) Rate disclosed is the daily yield on December 31, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 4,357 3/20/26 $ 2,218,820 $ 2,218,301 $ (519)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 3,270 3/20/26 $ 472,400 $ 474,493 $ (2,093)
E-Mini MSCI Emerging Markets Index
Futures .......................... 6,413 3/20/26 443,972 452,565 (8,593)
E-Mini Russell 2000 Index Futures ...... 3,635 3/20/26 467,662 454,011 13,651
E-Mini S&P 500 Futures .............. 8,657 3/20/26 2,981,893 2,983,420 (1,527)
$ 1,438
Total unrealized appreciation $ 13,651
Total unrealized depreciation (12,732)
Total net unrealized appreciation (depreciation) $ 919

Statement of Assets and Liabilities
December 31, 2025
16
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $2,108,021) $ 2,466,494 (a)
Foreign currency, at value (Cost $2,401) 2,408
Cash 96,778
Deposit with broker for futures contracts 150,510
Receivables:
Dividends, interest, and securities lending income 6,720
Capital shares issued 1,605
From Adviser 603
Variation margin on open futures contracts 30,104
Reclaims 4,442
Prepaid expenses 102
Total Assets 2,759,766
Liabilities:
Payables:
Collateral received on loaned securities 14,769
Capital shares redeemed 2,088
Variation margin on open futures contracts 19,040
Accrued foreign capital gains taxes 2,198
Accrued expenses and other payables:
Investment advisory fees 803
Administration fees 101
Custodian fees 105
Transfer agent fees 66
Sub-Transfer agent fees 420
Compliance fees 2
Trustees' fees 8
12b-1 fees 7
Other accrued expenses 226
Total Liabilities 39,833
Commitments and contingencies (Note 5 )
Net Assets:
Capital 3,229,603
Total accumulated earnings (loss) (509,670)
Net Assets $ 2,719,933
Net Assets:
Class A $ 39,747
Class C 4,990
Class I 2,662,607
Member Class 12,589
Total $ 2,719,933
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,628
Class C 591
Class I 307,215
Member Class 1,465
Total 313,899
Net asset value, offering and redemption price per share:(b)
Class A $ 8 .59
Class C(c) 8 .45
Class I 8 .67
Member Class 8 .59
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .11
(a) Includes $14,104 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended December 31, 2025
17
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 53,243
Interest 4,902
Securities lending (net of fees) 11
Foreign tax withholding (2,345)
Total Income 55,811
Expenses:
Investment advisory fees 4,730
Administration fees 637
Sub-Administration fees 11
12b-1 fees — Class A 58
12b-1 fees — Class C 27
Custodian fees 190
Transfer agent fees — Class A 2
Transfer agent fees — Class C — (a)
Transfer agent fees — Class I 194
Transfer agent fees — Member Class 9
Sub-Transfer agent fees — Class A 7
Sub-Transfer agent fees — Class C 3
Sub-Transfer agent fees — Class I 1,257
Trustees' fees 73
Compliance fees 11
Legal and audit fees 97
State registration and filing fees 84
Other expenses 186
Total Expenses 7,576
Expenses waived/reimbursed by Adviser (1,911)
Expenses waived/reimbursed by Distributor (1)
Net Expenses 5,664
Net Investment Income (Loss) 50,147
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 63,132
Foreign taxes on realized gains (10)
Net realized gains (losses) from futures contracts (231,293)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 107,172
Net change in accrued foreign taxes on unrealized gains (3,452)
Net change in unrealized appreciation/depreciation on futures contracts 37,463
Net realized/unrealized gains (losses) on investments (26,988)
Change in net assets resulting from operations $ 23,159
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Market Neutral Income
Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 50,147 $ 119,055
Net realized gains (losses) (168,171) (45,689)
Net change in unrealized appreciation/depreciation 141,183 132,885
Change in net assets resulting from operations 23,159 206,251
Distributions to Shareholders:
Class A (840) (3,111)
Class C (75) (267)
Class I (49,582) (119,107)
Member Class (239) (585)
Change in net assets resulting from distributions to shareholders (50,736) (123,070)
Change in net assets resulting from capital transactions 126,760 (432,890)
Change in net assets 99,183 (349,709)
Net Assets:
Beginning of period 2,620,750 2,970,459
End of period $ 2,719,933 $ 2,620,750

19
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Market Neutral Income
Fund
Six Months
Ended
December 31,
2025 (Unaudited)
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 7,182 $ 23,175
Distributions reinvested 807 3,015
Cost of shares redeemed (40,307) (33,897)
Total Class A $ (32,318) $ (7,707)
Class C
Proceeds from shares issued $ 202 $ 286
Distributions reinvested 74 266
Cost of shares redeemed (1,132) (4,100)
Total Class C $ (856) $ (3,548)
Class I
Proceeds from shares issued $ 493,633 $ 843,103
Distributions reinvested 44,067 106,224
Cost of shares redeemed (376,920) (1,371,036)
Total Class I $ 160,780 $ (421,709)
Member Class
Proceeds from shares issued $ 1,679 $ 3,654
Distributions reinvested 239 585
Cost of shares redeemed (2,764) (4,165)
Total Member Class $ (846) $ 74
Change in net assets resulting from capital transactions $ 126,760 $ (432,890)
Share Transactions:
Class A
Issued 835 2,726
Reinvested 94 354
Redeemed (4,672) (4,008)
Total Class A (3,743) (928)
Class C
Issued 24 34
Reinvested 9 32
Redeemed (134) (495)
Total Class C (101) (429)
Class I
Issued 56,893 98,317
Reinvested 5,092 12,388
Redeemed (43,628) (160,845)
Total Class I 18,357 (50,140)
Member Class
Issued 194 427
Reinvested 28 69
Redeemed (321) (488)
Total Member Class (99) 8
Change in Shares 14,414 (51,489)

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.68 $8.40 $8.37 $9.30 $9.51 $9.77
Investment Activities:
Net investment income (loss)(a) 0.15 0.35 0.32 0.35 0.38 0.29
Net realized and unrealized gains (losses) (0.09) 0.30 0.05 (0.26) (0.29) (0.06)
Total from Investment Activities 0.06 0.65 0.37 0.09 0.09 0.23
Distributions to Shareholders from:
Net investment income (0.15) (0.37) (0.34) (0.36) (0.30) (0.24)
Net realized gains — — — (0.66) — (0.25)
Total Distributions (0.15) (0.37) (0.34) (1.02) (0.30) (0.49)
Net Asset Value, End of Period $8.59 $8.68 $8.40 $8.37 $9.30 $9.51
Total Return(b)(c) 0.69% 7.92% 4.43% 1.34% 0.90% 2.33%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.76% 0.76% 0.75% 0.75% 0.78%(f) 0.79%(f)
Net Investment Income (Loss)(d) 3.46% 4.18% 3.80% 4.00% 3.94% 3.03%
Gross Expenses(d)(e) 0.78% 0.76% 0.76% 0.80% 0.83% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $39,747 $72,621 $78,079 $96,836 $150,010 $50,735
Portfolio Turnover(b)(g) 14% 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.54 $8.27 $8.25 $9.19 $9.40 $9.69
Investment Activities:
Net investment income (loss)(a) 0.11 0.28 0.25 0.28 0.34 0.22
Net realized and unrealized gains (losses) (0.08) 0.30 0.05 (0.26) (0.31) (0.08)
Total from Investment Activities 0.03 0.58 0.30 0.02 0.03 0.14
Distributions to Shareholders from:
Net investment income (0.12) (0.31) (0.28) (0.30) (0.24) (0.18)
Net realized gains — — — (0.66) — (0.25)
Total Distributions (0.12) (0.31) (0.28) (0.96) (0.24) (0.43)
Net Asset Value, End of Period $8.45 $8.54 $8.27 $8.25 $9.19 $9.40
Total Return(b)(c) 0.32% 7.16% 3.60% 0.53% 0.31% 1.40%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.51% 1.51% 1.50% 1.50% 1.53%(f) 1.54%(f)
Net Investment Income (Loss)(d) 2.63% 3.33% 3.05% 3.28% 3.59% 2.28%
Gross Expenses(d)(e) 1.82% 1.77% 1.68% 1.62% 1.93% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $4,990 $5,903 $9,267 $14,468 $15,197 $1,976
Portfolio Turnover(b)(g) 14% 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.75 $8.47 $8.44 $9.37 $9.57 $9.83
Investment Activities:
Net investment income (loss)(a) 0.16 0.39 0.36 0.38 0.42 0.33
Net realized and unrealized gains (losses) (0.08) 0.29 0.04 (0.26) (0.29) (0.08)
Total from Investment Activities 0.08 0.68 0.40 0.12 0.13 0.25
Distributions to Shareholders from:
Net investment income (0.16) (0.40) (0.37) (0.39) (0.33) (0.26)
Net realized gains — — — (0.66) — (0.25)
Total Distributions (0.16) (0.40) (0.37) (1.05) (0.33) (0.51)
Net Asset Value, End of Period $8.67 $8.75 $8.47 $8.44 $9.37 $9.57
Total Return(b)(c) 0.98% 8.20% 4.74% 1.68% 1.32% 2.62%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.41% 0.41% 0.40% 0.40% 0.43%(f) 0.44%(f)
Net Investment Income (Loss)(d) 3.72% 4.51% 4.17% 4.31% 4.40% 3.37%
Gross Expenses(d)(e) 0.55% 0.58% 0.58% 0.59% 0.62% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $2,662,607 $2,528,649 $2,870,040 $2,750,882 $4,777,720 $1,007,909
Portfolio Turnover(b)(g) 14% 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $8.68 $8.40 $8.38 $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.16 0.37 0.34 0.38 0.41 0.25
Net realized and unrealized gains (losses) (0.09) 0.30 0.03 (0.27) (0.29) 0.04
Total from Investment Activities 0.07 0.67 0.37 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.16) (0.39) (0.35) (0.38) (0.32) (0.15)
Net realized gains — — — (0.66) — (0.25)
Total Distributions (0.16) (0.39) (0.35) (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.59 $8.68 $8.40 $8.38 $9.31 $9.51
Total Return(c)(d) 0.80% 8.12% 4.50% 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.56% 0.55% 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 3.58% 4.38% 4.00% 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.77% 0.74% 0.73% 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $12,589 $13,577 $13,073 $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 14% 60% 88% 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios II
24
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
25
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
l
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2025, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the
Level 1 Level 2 Level 3 Total
Market Neutral Income Fund
Common Stocks ............................................... $ 1,309,246 $ 1,142,479 $ —(a) $ 2,451,725
Collateral for Securities Loaned ................................... 14,769 — — 14,769
Total ....................................................... $ 1,324,015 $ 1,142,479 $ —(a) $ 2,466,494
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 13,651 — — 13,651
Liabilities:
Futures Contracts .............................................. (12,732) — — (12,732)
Total ....................................................... $ 919 $ — $ — $ 919
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
26
(Unaudited)
obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended December 31, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended December 31, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Assets Liabilities
Receivable:
Variation
margin on
open futures
contracts*
Payable:
Variation
margin on
open futures
contracts*
Equity Risk Exposure: 13,651,000 (12,732,000)
Market Neutral Income Fund ............................................................. $ 13,651 $ 12,732
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: (231,293,000) 37,463,000
Market Neutral Income Fund ......................................................... $ (231,293) $ 37,463

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
27
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the six months ended December 31, 2025, the Fund recognized
$677 thousand related to EU reclaims and $14 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of
Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the six months ended December 31, 2025, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of June 30.
For the six months ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Market Neutral Income Fund ........................................ $ 14,104 $ — $ 14,769

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
28
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*  Rounds to less than 0.1%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.35% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
Market Neutral Income Fund ................................................................. $ 333,600 $ 445,105
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
29
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Fund in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Fund for the amount of the excess. For the six months ended December 31, 2025, the Distributor reimbursed the following to the
Fund (amounts in thousands):
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended December 31, 2025, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Market Neutral Income Fund ............................................................................ $ 1

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
30
(Unaudited)
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments  to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk —  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been
In effect until October 31, 2026
Class A Class C Class I Member Class
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 1.51% 0.41% 0.56%
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
Market Neutral Income Fund
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$ 2,595 $ 5,113 $ 4,520 $ 1,911 $ 14,139

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
31
(Unaudited)
removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund did not utilize or participate in the Facility during the six months ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid monthly.  Distributable net realized gains, if any, are declared and distributed at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used:
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Short-Term
Amount
Long-Term
Amount Total
Market Neutral Income Fund ............................................. $ (422,203) $ (284,052) $ (706,255)

Supplemental Information
December 31, 2025
Victory Portfolios II
32
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 4, 2025. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole.
The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The
Board considered information, analyses and methodologies provided by the consultant. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
The Board also considered the extent to which the Adviser waives management fees and/or reimburses the Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential “cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
33
(Unaudited)
The Board reviewed the Fund’s performance over one-, three- and five-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For multiple periods of underperformance as compared to the selected peer group and/or benchmark index, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory Market Neutral Income Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the three-year period, outperformed the benchmark index for the one-, five- and ten-year periods, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-, five-, and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
34
(Unaudited)
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-SAR (12/25)

December 31, 2025
Semi-Annual: Full Financials
VictoryShares US 500 Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares US 500 Volatility Wtd ETF
3
VictoryShares International Volatility Wtd ETF
12
VictoryShares US Large Cap High Div Volatility Wtd ETF
27
VictoryShares US Small Cap High Div Volatility Wtd ETF
30
VictoryShares Dividend Accelerator ETF
33
VictoryShares US Multi-Factor Minimum Volatility ETF
36
VictoryShares US 500 Enhanced Volatility Wtd ETF
38
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
47
VictoryShares Free Cash Flow ETF
50
VictoryShares Small Cap Free Cash Flow ETF
52
VictoryShares Free Cash Flow Growth ETF
57
VictoryShares International Free Cash Flow ETF
60
VictoryShares International Free Cash Flow Growth ETF
65
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
70
Statements of Operations
75
Statements of Changes in Net Assets
80
Financial Highlights
85
Notes to Financial Statements (Form N-CSR Item 7) 98
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
114

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (4.0%):
Alphabet, Inc. , Class A ................................................... 4,626 $ 1,448
AT&T, Inc. ........................................................... 48,386 1,202
Charter Communications, Inc. , Class A (a) (b) ................................... 2,945 615
Comcast Corp. , Class A .................................................. 34,661 1,036
Electronic Arts, Inc. ..................................................... 5,763 1,177
Fox Corp. , Class A ...................................................... 18,603 1,359
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 12,334 1,215
Live Nation Entertainment, Inc. (a) ........................................... 6,344 904
Meta Platforms, Inc. , Class A .............................................. 1,102 727
Netflix, Inc. (a) ......................................................... 8,040 754
News Corp. , Class A ..................................................... 48,567 1,269
Omnicom Group, Inc. .................................................... 13,797 1,114
Pinterest, Inc. , Class A (a) ................................................. 17,357 449
Reddit, Inc. , Class A (a) ................................................... 1,765 406
The Trade Desk, Inc. , Class A (a) ............................................ 7,179 272
The Walt Disney Co. .................................................... 8,703 990
TKO Group Holdings, Inc. , Class A .......................................... 4,974 1,039
T-Mobile US, Inc. ...................................................... 4,447 903
Verizon Communications, Inc. .............................................. 34,461 1,404
Warner Bros Discovery, Inc. (a) ............................................. 48,286 1,392
Warner Music Group Corp. , Class A ......................................... 34,843 1,069
20,744
Consumer Discretionary (8.9%):
Airbnb, Inc. , Class A (a) .................................................. 5,928 805
Amazon.com, Inc. (a) .................................................... 4,064 938
Aptiv PLC (a) .......................................................... 10,959 834
AutoZone, Inc. (a) ....................................................... 359 1,218
Best Buy Co., Inc. ...................................................... 9,641 645
Booking Holdings, Inc. ................................................... 203 1,087
Burlington Stores, Inc. (a) ................................................. 2,681 774
Carvana Co. , Class A (a) .................................................. 1,148 484
Chewy, Inc. , Class A (a) .................................................. 19,290 638
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 22,067 816
Coupang, Inc. , Class A (a) ................................................. 33,708 795
D.R. Horton, Inc. ....................................................... 4,930 710
Darden Restaurants, Inc. .................................................. 5,232 963
Deckers Outdoor Corp. (a) ................................................. 4,783 496
Dick's Sporting Goods, Inc. ................................................ 3,265 646
Domino's Pizza, Inc. ..................................................... 2,488 1,037
DoorDash, Inc. , Class A (a) ................................................ 3,175 719
Duolingo, Inc. , Class A (a) ................................................. 1,636 287
eBay, Inc. ............................................................ 9,861 859
Expedia Group, Inc. ..................................................... 3,262 924
Ford Motor Co. ........................................................ 86,109 1,130
Garmin Ltd. ........................................................... 3,636 738
General Motors Co. ..................................................... 15,147 1,232
Genuine Parts Co. ...................................................... 9,012 1,108
Hilton Worldwide Holdings, Inc. ............................................ 4,331 1,244
Hyatt Hotels Corp. , Class A (b) ............................................. 6,036 968
Las Vegas Sands Corp. ................................................... 14,142 921
Lennar Corp. , Class A .................................................... 6,901 709
Lowe's Cos., Inc. ....................................................... 5,040 1,215
Marriott International, Inc. , Class A .......................................... 4,020 1,247
McDonald's Corp. ...................................................... 5,471 1,672
NIKE, Inc. , Class B ..................................................... 9,828 626
NVR, Inc. (a) .......................................................... 139 1,014
O'Reilly Automotive, Inc. (a) ............................................... 15,100 1,377
PulteGroup, Inc. ........................................................ 6,674 783
Ralph Lauren Corp. , Class A ............................................... 2,555 903
Ross Stores, Inc. ....................................................... 8,343 1,503
Royal Caribbean Cruises Ltd. .............................................. 1,934 539

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Somnigroup International, Inc. ............................................. 11,701 $ 1,045
Starbucks Corp. ........................................................ 10,261 864
Tapestry, Inc. .......................................................... 7,072 904
Tesla, Inc. (a) .......................................................... 1,398 629
The Home Depot, Inc. ................................................... 3,366 1,158
The TJX Cos., Inc. ...................................................... 12,666 1,946
Toll Brothers, Inc. ...................................................... 6,158 833
Tractor Supply Co. ...................................................... 17,744 887
Ulta Beauty, Inc. (a) ..................................................... 1,715 1,038
Williams-Sonoma, Inc. ................................................... 3,883 693
Wynn Resorts Ltd. ...................................................... 6,189 745
Yum! Brands, Inc. ...................................................... 8,900 1,346
46,692
Consumer Staples (7.6%):
Altria Group, Inc. ....................................................... 25,071 1,446
Archer-Daniels-Midland Co. ............................................... 17,695 1,017
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 10,212 919
Brown-Forman Corp. , Class B (b) ........................................... 26,853 700
Bunge Global SA ....................................................... 12,499 1,113
Casey's General Stores, Inc. ............................................... 2,244 1,240
Celsius Holdings, Inc. (a) .................................................. 7,992 366
Church & Dwight Co., Inc. ................................................ 16,500 1,384
Colgate-Palmolive Co. ................................................... 18,173 1,436
Costco Wholesale Corp. .................................................. 1,526 1,316
Dollar General Corp. .................................................... 8,041 1,068
General Mills, Inc. ...................................................... 27,832 1,294
Hormel Foods Corp. ..................................................... 49,448 1,172
Kenvue, Inc. .......................................................... 61,687 1,064
Keurig Dr. Pepper, Inc. ................................................... 44,035 1,233
Kimberly-Clark Corp. .................................................... 12,679 1,279
McCormick & Co., Inc. .................................................. 19,348 1,318
Mondelez International, Inc. , Class A ......................................... 22,909 1,233
Monster Beverage Corp. (a) ................................................ 22,448 1,721
PepsiCo, Inc. .......................................................... 9,298 1,334
Performance Food Group Co. (a) ............................................ 11,840 1,065
Philip Morris International, Inc. ............................................. 7,234 1,160
Sprouts Farmers Market, Inc. (a) ............................................ 6,064 483
Sysco Corp. ........................................................... 18,605 1,371
Target Corp. .......................................................... 9,513 930
The Clorox Co. ........................................................ 12,195 1,230
The Coca-Cola Co. ...................................................... 25,952 1,814
The Hershey Co. ....................................................... 5,986 1,089
The Kroger Co. ........................................................ 17,774 1,111
The Procter & Gamble Co. ................................................ 10,686 1,531
Tyson Foods, Inc. , Class A ................................................ 25,343 1,486
U.S. Foods Holding Corp. (a) ............................................... 17,268 1,301
Walmart, Inc. .......................................................... 12,941 1,442
39,666
Energy (4.1%):
Baker Hughes Co. , Class A ................................................ 19,044 867
Cheniere Energy, Inc. .................................................... 3,963 770
Chevron Corp. ......................................................... 7,641 1,165
ConocoPhillips Co. ..................................................... 9,398 880
Coterra Energy, Inc. ..................................................... 42,224 1,111
Devon Energy Corp. ..................................................... 20,249 742
Diamondback Energy, Inc. ................................................ 5,256 790
EOG Resources, Inc. .................................................... 8,645 908
EQT Corp. ............................................................ 15,674 840
Expand Energy Corp. .................................................... 11,152 1,231
Exxon Mobil Corp. ..................................................... 11,504 1,384
Halliburton Co. ........................................................ 32,852 928
Kinder Morgan, Inc. ..................................................... 44,728 1,230

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Marathon Petroleum Corp. ................................................ 4,890 $ 795
Occidental Petroleum Corp. ............................................... 17,972 739
ONEOK, Inc. .......................................................... 12,826 943
Phillips 66 Co. ......................................................... 6,259 808
SLB Ltd. ............................................................. 22,993 882
Targa Resources Corp. ................................................... 5,175 955
Texas Pacific Land Corp. (b) ............................................... 2,076 596
The Williams Cos., Inc. .................................................. 20,063 1,206
Valero Energy Corp. ..................................................... 5,404 880
Viper Energy, Inc. , Class A ................................................ 21,682 838
21,488
Financials (18.0%):
Affirm Holdings, Inc. , Class A (a) ............................................ 4,671 348
Aflac, Inc. ............................................................ 13,591 1,499
Ally Financial, Inc. ...................................................... 22,570 1,022
American Express Co. ................................................... 2,938 1,087
American International Group, Inc. .......................................... 16,688 1,428
Ameriprise Financial, Inc. ................................................. 2,090 1,025
Aon PLC , Class A ...................................................... 3,962 1,398
Apollo Global Management, Inc. ............................................ 5,391 780
Arch Capital Group Ltd. (a) ................................................ 13,671 1,311
Ares Management Corp. , Class A ........................................... 4,171 674
Arthur J. Gallagher & Co. ................................................. 4,387 1,135
Bank of America Corp. ................................................... 22,219 1,222
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,207 1,612
BlackRock, Inc. ........................................................ 984 1,053
Blackstone, Inc. ........................................................ 4,604 710
Block, Inc. , Class A (a) ................................................... 7,096 462
Blue Owl Capital, Inc. , Class A ............................................. 37,703 563
Brown & Brown, Inc. .................................................... 13,653 1,088
Capital One Financial Corp. ............................................... 3,650 885
Cboe Global Markets, Inc. ................................................ 6,063 1,522
Chubb Ltd. ........................................................... 5,644 1,762
Cincinnati Financial Corp. ................................................ 8,052 1,315
Citigroup, Inc. ......................................................... 9,941 1,160
Citizens Financial Group, Inc. .............................................. 18,342 1,071
CME Group, Inc. , Class A ................................................. 6,400 1,748
Coinbase Global, Inc. , Class A (a) ........................................... 1,401 317
Corpay, Inc. (a) ......................................................... 2,602 783
East West Bancorp, Inc. .................................................. 8,667 974
Equitable Holdings, Inc. .................................................. 16,307 777
Erie Indemnity Co. , Class A ............................................... 2,775 795
Evercore, Inc. , Class A ................................................... 2,189 745
Everest Group Ltd. ...................................................... 3,976 1,349
F&G Annuities & Life, Inc. ................................................ 1,169 36
FactSet Research Systems, Inc. ............................................. 3,808 1,105
Fidelity National Financial, Inc. ............................................ 19,485 1,064
Fidelity National Information Services, Inc. .................................... 14,843 986
Fifth Third Bancorp ..................................................... 24,348 1,140
First Citizens Bancshares, Inc. , Class A ....................................... 475 1,019
Fiserv, Inc. (a) .......................................................... 5,523 371
Franklin Resources, Inc. .................................................. 37,888 905
Global Payments, Inc. .................................................... 8,460 655
Houlihan Lokey, Inc. , Class A .............................................. 5,586 973
Huntington Bancshares, Inc. ............................................... 57,277 994
Interactive Brokers Group, Inc. , Class A ....................................... 10,968 705
Intercontinental Exchange, Inc. ............................................. 9,848 1,595
Jefferies Financial Group, Inc. .............................................. 10,667 661
JPMorgan Chase & Co. .................................................. 4,142 1,335
KKR & Co., Inc. ....................................................... 4,789 610
Loews Corp. .......................................................... 16,029 1,688
LPL Financial Holdings, Inc. ............................................... 2,448 874
M&T Bank Corp. ....................................................... 5,777 1,164

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Markel Group, Inc. (a) .................................................... 660 $ 1,419
Marsh & McLennan Cos., Inc. ............................................. 8,201 1,521
Mastercard, Inc. , Class A ................................................. 2,312 1,320
MetLife, Inc. .......................................................... 13,245 1,045
Moody's Corp. ......................................................... 2,251 1,150
Morgan Stanley ........................................................ 6,446 1,144
MSCI, Inc. , Class A ..................................................... 2,087 1,197
Nasdaq, Inc. .......................................................... 13,877 1,348
Northern Trust Corp. .................................................... 7,912 1,081
PayPal Holdings, Inc. .................................................... 11,900 695
Principal Financial Group, Inc. ............................................. 13,397 1,182
Prudential Financial, Inc. ................................................. 10,374 1,171
Raymond James Financial, Inc. ............................................. 6,855 1,101
Regions Financial Corp. .................................................. 38,178 1,035
Reinsurance Group of America, Inc. ......................................... 5,210 1,060
Robinhood Markets, Inc. , Class A (a) ......................................... 4,084 462
Ryan Specialty Holdings, Inc. , Class A ........................................ 19,061 984
S&P Global, Inc. ....................................................... 2,489 1,301
SoFi Technologies, Inc. (a) ................................................. 19,808 518
State Street Corp. ....................................................... 9,425 1,216
Synchrony Financial ..................................................... 10,237 854
T. Rowe Price Group, Inc. ................................................. 9,820 1,005
The Allstate Corp. ...................................................... 5,795 1,206
The Bank of New York Mellon Corp. ......................................... 11,963 1,389
The Carlyle Group, Inc. .................................................. 10,823 640
The Charles Schwab Corp. ................................................ 12,845 1,283
The Goldman Sachs Group, Inc. ............................................ 1,308 1,150
The Hartford Insurance Group, Inc. .......................................... 10,972 1,512
The PNC Financial Services Group, Inc. ...................................... 5,896 1,231
The Progressive Corp. ................................................... 5,198 1,184
The Travelers Cos., Inc. .................................................. 5,016 1,455
Toast, Inc. , Class A (a) .................................................... 15,357 545
Tradeweb Markets, Inc. , Class A ............................................ 9,067 975
Truist Financial Corp. .................................................... 22,572 1,111
U.S. Bancorp .......................................................... 22,654 1,209
Visa, Inc. , Class A ...................................................... 3,971 1,393
W.R. Berkley Corp. ..................................................... 20,080 1,408
Wells Fargo & Co. ...................................................... 13,068 1,218
94,218
Health Care (12.0%):
Abbott Laboratories ..................................................... 10,560 1,323
AbbVie, Inc. .......................................................... 5,942 1,358
Agilent Technologies, Inc. ................................................. 7,985 1,087
Amgen, Inc. ........................................................... 4,239 1,388
Becton Dickinson & Co. .................................................. 5,102 990
Biogen, Inc. (a) ......................................................... 7,812 1,375
Boston Scientific Corp. (a) ................................................. 12,569 1,198
Bristol-Myers Squibb Co. ................................................. 24,127 1,301
Cardinal Health, Inc. .................................................... 9,650 1,983
Cencora, Inc. .......................................................... 5,214 1,761
Centene Corp. (a) ....................................................... 18,817 774
CVS Health Corp. ...................................................... 12,219 970
Danaher Corp. ......................................................... 4,750 1,087
Dexcom, Inc. (a) ........................................................ 9,857 654
Doximity, Inc. , Class A (a) ................................................. 7,477 331
Edwards Lifesciences Corp. (a) ............................................. 16,307 1,390
Elevance Health, Inc. .................................................... 2,701 947
Eli Lilly & Co. ......................................................... 1,036 1,113
Encompass Health Corp. .................................................. 9,471 1,005
GE HealthCare Technologies, Inc. ........................................... 11,525 945
Gilead Sciences, Inc. .................................................... 9,919 1,218
HCA Healthcare, Inc. .................................................... 2,877 1,343
Hologic, Inc. (a) ........................................................ 15,599 1,162

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Humana, Inc. .......................................................... 2,472 $ 633
IDEXX Laboratories, Inc. (a) ............................................... 1,086 735
Illumina, Inc. (a) ........................................................ 7,538 989
Incyte Corp. (a) ......................................................... 11,078 1,094
Insulet Corp. (a) ........................................................ 2,385 678
Intuitive Surgical, Inc. (a) ................................................. 1,992 1,128
IQVIA Holdings, Inc. (a) .................................................. 4,191 945
Johnson & Johnson ..................................................... 8,745 1,810
Labcorp Holdings, Inc. ................................................... 4,922 1,235
McKesson Corp. ....................................................... 2,153 1,766
Medpace Holdings, Inc. (a) ................................................ 923 518
Medtronic PLC ........................................................ 15,277 1,468
Merck & Co., Inc. ...................................................... 13,150 1,384
Mettler-Toledo International, Inc. (a) ......................................... 706 984
Neurocrine Biosciences, Inc. (a) ............................................. 6,021 854
Pfizer, Inc. ............................................................ 51,317 1,278
Quest Diagnostics, Inc. ................................................... 7,635 1,325
Regeneron Pharmaceuticals, Inc. ............................................ 1,340 1,034
ResMed, Inc. .......................................................... 4,145 998
Solventum Corp. (a) ..................................................... 13,512 1,071
STERIS PLC .......................................................... 5,578 1,414
Stryker Corp. .......................................................... 3,691 1,297
Tenet Healthcare Corp. (a) ................................................. 4,101 815
The Cigna Group ....................................................... 3,527 971
The Cooper Cos., Inc. (a) .................................................. 12,712 1,042
Thermo Fisher Scientific, Inc. .............................................. 1,981 1,148
United Therapeutics Corp. (a) .............................................. 2,935 1,430
UnitedHealth Group, Inc. ................................................. 1,987 656
Veeva Systems, Inc. , Class A (a) ............................................. 3,365 751
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,163 981
Waters Corp. (a) ........................................................ 2,866 1,089
West Pharmaceutical Services, Inc. .......................................... 2,134 587
Zimmer Biomet Holdings, Inc. ............................................. 10,853 976
Zoetis, Inc. , Class A ..................................................... 7,670 965
62,752
Industrials (19.6%):
3M Co. .............................................................. 6,782 1,086
AECOM ............................................................. 11,077 1,056
Allegion PLC ......................................................... 7,035 1,120
AMETEK, Inc. ........................................................ 7,737 1,588
API Group Corp. (a) ..................................................... 28,787 1,101
Automatic Data Processing, Inc. ............................................ 5,365 1,380
Axon Enterprise, Inc. (a) .................................................. 785 446
Bloom Energy Corp. , Class A (a) ............................................ 7,432 646
Booz Allen Hamilton Holding Corp. , Class A ................................... 8,094 683
Broadridge Financial Solutions, Inc. ......................................... 5,465 1,220
Builders FirstSource, Inc. (a) ............................................... 5,022 517
BWX Technologies, Inc. .................................................. 4,727 817
C.H. Robinson Worldwide, Inc. ............................................. 7,265 1,168
Carlisle Cos., Inc. ....................................................... 2,375 760
Carrier Global Corp. ..................................................... 13,920 736
Caterpillar, Inc. ........................................................ 2,560 1,467
Cintas Corp. .......................................................... 5,957 1,120
Clean Harbors, Inc. (a) ................................................... 5,436 1,275
Comfort Systems USA, Inc. ............................................... 753 703
Copart, Inc. (a) ......................................................... 27,263 1,067
Core & Main, Inc. , Class A (a) .............................................. 16,070 835
CSX Corp. ............................................................ 40,652 1,474
Cummins, Inc. ......................................................... 2,580 1,317
Curtiss-Wright Corp. .................................................... 1,945 1,072
Deere & Co. .......................................................... 2,287 1,065
Delta Air Lines, Inc. ..................................................... 9,609 667
Dover Corp. ........................................................... 6,406 1,251

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eaton Corp. PLC ....................................................... 2,375 $ 756
EMCOR Group, Inc. .................................................... 1,213 742
Emerson Electric Co. .................................................... 7,851 1,042
Equifax, Inc. .......................................................... 3,517 763
Expeditors International of Washington, Inc. .................................... 9,467 1,411
Fastenal Co. ........................................................... 26,741 1,073
FedEx Corp. .......................................................... 4,020 1,161
Ferguson Enterprises, Inc. ................................................. 3,956 881
Fortive Corp. .......................................................... 24,348 1,344
FTAI Aviation Ltd. ...................................................... 2,298 452
GE Vernova, Inc. ....................................................... 904 591
General Dynamics Corp. .................................................. 4,454 1,499
General Electric Co. ..................................................... 3,659 1,127
Graco, Inc. ........................................................... 16,778 1,375
HEICO Corp. .......................................................... 3,065 992
Honeywell International, Inc. .............................................. 5,690 1,110
Howmet Aerospace, Inc. .................................................. 5,110 1,048
Hubbell, Inc. , Class B .................................................... 2,267 1,007
IDEX Corp. ........................................................... 6,298 1,121
Illinois Tool Works, Inc. .................................................. 5,184 1,277
Ingersoll Rand, Inc. ..................................................... 11,803 935
ITT, Inc. ............................................................. 6,025 1,045
J.B. Hunt Transport Services, Inc. ........................................... 6,142 1,194
Jacobs Solutions, Inc. .................................................... 9,355 1,239
Johnson Controls International PLC .......................................... 9,261 1,109
L3Harris Technologies, Inc. ............................................... 5,537 1,625
Leidos Holdings, Inc. .................................................... 6,441 1,162
Lennox International, Inc. ................................................. 1,636 794
Lincoln Electric Holdings, Inc. ............................................. 4,010 961
Lockheed Martin Corp. ................................................... 2,517 1,217
Masco Corp. .......................................................... 13,373 849
MasTec, Inc. (a) ........................................................ 3,767 819
Nordson Corp. ......................................................... 4,517 1,086
Northrop Grumman Corp. ................................................. 1,869 1,066
Old Dominion Freight Line, Inc. ............................................ 5,182 813
Otis Worldwide Corp. .................................................... 14,343 1,253
Owens Corning ........................................................ 5,775 646
PACCAR, Inc. ......................................................... 11,123 1,218
Parker-Hannifin Corp. ................................................... 1,255 1,103
Paychex, Inc. .......................................................... 9,247 1,037
Paycom Software, Inc. ................................................... 3,857 615
Quanta Services, Inc. .................................................... 2,052 866
RBC Bearings, Inc. (a) ................................................... 2,937 1,317
Republic Services, Inc. , Class A ............................................ 7,309 1,549
Rockwell Automation, Inc. ................................................ 2,661 1,035
Rollins, Inc. ........................................................... 28,658 1,720
RTX Corp. ............................................................ 7,382 1,354
Snap-on, Inc. .......................................................... 3,807 1,312
Southwest Airlines Co. ................................................... 22,442 927
SS&C Technologies Holdings, Inc. .......................................... 14,567 1,273
Textron, Inc. .......................................................... 13,572 1,183
Trane Technologies PLC .................................................. 2,603 1,013
TransDigm Group, Inc. ................................................... 810 1,077
TransUnion ........................................................... 8,069 692
Uber Technologies, Inc. (a) ................................................ 8,808 720
UL Solutions, Inc. , Class A ................................................ 15,314 1,208
Union Pacific Corp. ..................................................... 6,024 1,393
United Airlines Holdings, Inc. (a) ............................................ 5,023 562
United Parcel Service, Inc. , Class B .......................................... 10,818 1,073
United Rentals, Inc. ..................................................... 871 705
Veralto Corp. .......................................................... 13,854 1,382
Verisk Analytics, Inc. , Class A .............................................. 5,395 1,207
Vertiv Holdings Co. , Class A ............................................... 3,499 567

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
W.W. Grainger, Inc. ..................................................... 1,321 $ 1,333
Waste Management, Inc. .................................................. 7,789 1,711
Watsco, Inc. ........................................................... 2,475 834
Westinghouse Air Brake Technologies Corp. .................................... 5,505 1,175
Woodward, Inc. ........................................................ 4,107 1,242
XPO, Inc. (a) .......................................................... 4,920 669
Xylem, Inc. ........................................................... 8,566 1,166
102,460
Information Technology (12.7%):
Accenture PLC , Class A .................................................. 4,265 1,144
Adobe, Inc. (a) ......................................................... 2,607 912
Advanced Micro Devices, Inc. (a) ............................................ 3,663 784
Amphenol Corp. , Class A ................................................. 7,954 1,075
Analog Devices, Inc. .................................................... 3,055 829
Apple, Inc. ........................................................... 3,952 1,074
Applied Materials, Inc. ................................................... 4,442 1,142
AppLovin Corp. , Class A (a) ............................................... 801 540
Arista Networks, Inc. (a) .................................................. 3,967 520
Astera Labs, Inc. (a) ..................................................... 1,977 329
Autodesk, Inc. (a) ....................................................... 3,426 1,014
Bentley Systems, Inc. , Class B ............................................. 22,207 848
Broadcom, Inc. ........................................................ 1,771 613
Cadence Design Systems, Inc. (a) ............................................ 2,302 720
CDW Corp. ........................................................... 6,185 842
Ciena Corp. (a) ......................................................... 5,839 1,366
Cisco Systems, Inc. ..................................................... 19,355 1,491
Cognizant Technology Solutions Corp. , Class A ................................. 17,213 1,429
Corning, Inc. .......................................................... 13,787 1,207
Credo Technology Group Holding Ltd. (a) ..................................... 2,846 410
Datadog, Inc. , Class A (a) ................................................. 5,333 725
Dell Technologies, Inc. , Class C ............................................ 5,071 638
Docusign, Inc. , Class A (a) ................................................. 8,705 595
Dynatrace, Inc. (a) ...................................................... 18,950 821
Entegris, Inc. (b) ........................................................ 6,300 531
F5, Inc. (a) ............................................................ 3,435 877
Fair Isaac Corp. (a) ...................................................... 470 795
First Solar, Inc. (a) ...................................................... 2,515 657
Fortinet, Inc. (a) ........................................................ 9,113 724
Gartner, Inc. (a) ........................................................ 3,072 775
Gen Digital, Inc. ....................................................... 36,542 994
GoDaddy, Inc. , Class A (a) ................................................. 6,353 788
Guidewire Software, Inc. (a) ............................................... 4,019 808
Hewlett Packard Enterprise Co. ............................................. 30,484 732
HP, Inc. .............................................................. 29,864 665
International Business Machines Corp. ........................................ 4,321 1,280
Intuit, Inc. ............................................................ 1,462 968
Jabil, Inc. ............................................................ 3,953 901
Keysight Technologies, Inc. (a) ............................................. 5,925 1,204
KLA Corp. ........................................................... 859 1,044
Lam Research Corp. ..................................................... 6,762 1,158
Manhattan Associates, Inc. (a) .............................................. 3,056 530
Micron Technology, Inc. .................................................. 4,282 1,222
Microsoft Corp. ........................................................ 2,459 1,189
Monolithic Power Systems, Inc. ............................................ 620 562
Motorola Solutions, Inc. .................................................. 2,992 1,147
NetApp, Inc. .......................................................... 7,361 788
Nutanix, Inc. , Class A (a) .................................................. 10,897 563
NVIDIA Corp. ......................................................... 3,493 651
NXP Semiconductors NV ................................................. 2,817 611
Okta, Inc. , Class A (a) .................................................... 6,856 593
ON Semiconductor Corp. (a) ............................................... 10,522 570
Oracle Corp. .......................................................... 3,012 587
Palantir Technologies, Inc. , Class A (a) ........................................ 2,847 506

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Palo Alto Networks, Inc. (a) ................................................ 4,514 $ 831
PTC, Inc. (a) ........................................................... 4,175 727
Pure Storage, Inc. , Class A (a) .............................................. 6,523 437
QUALCOMM, Inc. ..................................................... 5,246 897
Roper Technologies, Inc. .................................................. 2,960 1,318
Salesforce, Inc. ........................................................ 4,087 1,083
Seagate Technology Holdings PLC .......................................... 4,360 1,201
ServiceNow, Inc. (a) ..................................................... 4,140 634
Strategy, Inc. , Class A (a) .................................................. 1,172 178
Super Micro Computer, Inc. (a) ............................................. 8,358 245
Synopsys, Inc. (a) ....................................................... 1,425 669
TD SYNNEX Corp. ..................................................... 6,288 945
TE Connectivity PLC .................................................... 4,999 1,137
Teledyne Technologies, Inc. (a) ............................................. 2,580 1,318
Teradyne, Inc. ......................................................... 4,919 952
Texas Instruments, Inc. ................................................... 3,732 647
Trimble, Inc. (a) ........................................................ 12,950 1,015
Twilio, Inc. , Class A (a) ................................................... 5,164 735
Tyler Technologies, Inc. (a) ................................................ 2,109 957
VeriSign, Inc. .......................................................... 4,691 1,140
Western Digital Corp. .................................................... 8,260 1,423
Workday, Inc. , Class A (a) ................................................. 4,000 859
Zebra Technologies Corp. (a) ............................................... 2,199 534
Zoom Communications, Inc. , Class A (a) ...................................... 12,087 1,043
66,413
Materials (4.3%):
Air Products and Chemicals, Inc. ............................................ 4,312 1,065
Avery Dennison Corp. ................................................... 7,956 1,447
Ball Corp. ............................................................ 23,129 1,225
CF Industries Holdings, Inc. ............................................... 10,900 843
Corteva, Inc. .......................................................... 17,814 1,194
CRH PLC ............................................................ 8,062 1,006
Ecolab, Inc. ........................................................... 5,668 1,488
Freeport-McMoRan, Inc. ................................................. 15,436 784
Linde PLC ............................................................ 3,490 1,488
LyondellBasell Industries NV , Class A ........................................ 13,406 581
Martin Marietta Materials, Inc. ............................................. 2,183 1,359
Newmont Corp. ........................................................ 11,672 1,166
Nucor Corp. ........................................................... 5,523 901
Packaging Corp. of America ............................................... 5,215 1,076
PPG Industries, Inc. ..................................................... 9,319 955
Reliance, Inc. .......................................................... 3,875 1,119
RPM International, Inc. .................................................. 8,982 934
Solstice Advanced Materials, Inc. (a) ......................................... 1,422 69
Steel Dynamics, Inc. ..................................................... 6,469 1,096
The Sherwin-Williams Co. ................................................ 3,576 1,159
Vulcan Materials Co. .................................................... 4,482 1,278
22,233
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 6,328 1,017
CoStar Group, Inc. (a) .................................................... 11,102 747
Jones Lang LaSalle, Inc. (a) ................................................ 3,068 1,032
2,796
Utilities (8.1%):
Alliant Energy Corp. .................................................... 26,096 1,697
Ameren Corp. ......................................................... 17,684 1,766
American Electric Power Co., Inc. ........................................... 15,094 1,740
American Water Works Co., Inc. ............................................ 8,983 1,172
Atmos Energy Corp. ..................................................... 10,777 1,807
CenterPoint Energy, Inc. .................................................. 49,668 1,904
CMS Energy Corp. ...................................................... 25,432 1,778
Consolidated Edison, Inc. ................................................. 15,878 1,577

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellation Energy Corp. ................................................ 1,594 $ 563
Dominion Energy, Inc. ................................................... 22,853 1,339
DTE Energy Co. ....................................................... 12,997 1,676
Duke Energy Corp. ...................................................... 14,770 1,731
Edison International ..................................................... 15,111 907
Entergy Corp. ......................................................... 16,378 1,514
Evergy, Inc. ........................................................... 26,179 1,898
Eversource Energy ...................................................... 19,869 1,338
Exelon Corp. .......................................................... 37,371 1,629
FirstEnergy Corp. ....................................................... 33,471 1,499
NextEra Energy, Inc. .................................................... 15,075 1,210
NiSource, Inc. ......................................................... 37,501 1,566
NRG Energy, Inc. ....................................................... 3,767 600
PG&E Corp. .......................................................... 65,741 1,056
PPL Corp. ............................................................ 47,844 1,676
Public Service Enterprise Group, Inc. ......................................... 17,702 1,421
Sempra .............................................................. 11,766 1,039
Talen Energy Corp. (a) ................................................... 1,322 496
The Southern Co. ....................................................... 18,996 1,656
Vistra Corp. ........................................................... 2,427 392
WEC Energy Group, Inc. ................................................. 17,088 1,802
Xcel Energy, Inc. ....................................................... 21,951 1,621
42,070
Total Common Stocks (Cost $385,521)
a
a
a
521,532
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 778,404 779
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 778,404 779
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 778,404 778
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 778,404 778
Total Collateral for Securities Loaned (Cost $3,114)
a
a
a
3,114
Total Investments (Cost $388,635) — 100.4% 524,646
Liabilities in excess of other assets —  (0.4)% (1,893)
NET ASSETS - 100.00% $ 522,753
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 3 3/20/26 $ 1,033 $ 1,034 $ 1
Total unrealized appreciation $ 1
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
12
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Australia (5.0%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 661 $ 81
Telstra Group Ltd. ...................................................... 76,067 247
328
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 2,422 94
Wesfarmers Ltd. ........................................................ 2,667 144
238
Consumer Staples (0.4%):
Coles Group Ltd. ....................................................... 9,961 143
Woolworths Group Ltd. .................................................. 6,808 133
276
Energy (0.3%):
Santos Ltd. ........................................................... 19,107 79
Woodside Energy Group Ltd. .............................................. 6,098 96
175
Financials (1.5%):
ANZ Group Holdings Ltd. ................................................ 6,882 167
Commonwealth Bank of Australia ........................................... 1,261 135
Macquarie Group Ltd. ................................................... 790 107
National Australia Bank Ltd. ............................................... 4,901 138
QBE Insurance Group Ltd. ................................................ 9,150 122
Suncorp Group Ltd. ..................................................... 9,851 116
Westpac Banking Corp. .................................................. 5,480 141
926
Health Care (0.2%):
CSL Ltd. ............................................................. 769 88
Pro Medicus Ltd. ....................................................... 391 58
146
Industrials (0.5%):
Brambles Ltd. ......................................................... 7,682 118
Computershare Ltd. ..................................................... 3,903 89
SGH Ltd. ............................................................. 3,441 106
313
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 1,097 50
Materials (0.9%):
BHP Group Ltd. ........................................................ 4,646 141
Fortescue Ltd. ......................................................... 7,266 107
Northern Star Resources Ltd. .............................................. 7,007 125
Rio Tinto Ltd. ......................................................... 1,668 163
536
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 14,032 108
3,096
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 2,367 132
Financials (0.2%):
Erste Group Bank AG .................................................... 955 116
Utilities (0.2%):
Verbund AG .......................................................... 1,982 144
392

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Belgium (0.9%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 2,006 $ 129
Financials (0.5%):
Ageas SA ............................................................ 2,500 176
KBC Group NV ........................................................ 1,033 135
311
Health Care (0.2%):
UCB SA ............................................................. 373 105
545
Canada (12.2%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 5,001 120
Rogers Communications, Inc. , Class B (a) ...................................... 3,581 135
TELUS Corp. ......................................................... 16,624 219
474
Consumer Discretionary (0.4%):
Dollarama, Inc. ........................................................ 1,067 159
Magna International, Inc. ................................................. 2,075 111
270
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc. ............................................. 2,602 142
George Weston Ltd. ..................................................... 2,501 173
Loblaw Cos. Ltd. ....................................................... 4,052 183
Metro, Inc. , Class A ..................................................... 2,320 167
665
Energy (1.8%):
Cameco Corp. ......................................................... 883 81
Canadian Natural Resources Ltd. ............................................ 3,231 109
Cenovus Energy, Inc. .................................................... 4,597 78
Enbridge, Inc. ......................................................... 3,711 177
Imperial Oil Ltd. ....................................................... 1,119 97
Pembina Pipeline Corp. (a) ................................................ 3,847 146
Suncor Energy, Inc. ..................................................... 2,614 116
TC Energy Corp. ....................................................... 3,173 175
Tourmaline Oil Corp. .................................................... 2,738 123
1,102
Financials (3.9%):
Bank of Montreal ....................................................... 1,447 188
Brookfield Corp. , Class A ................................................. 2,012 92
Canadian Imperial Bank of Commerce ........................................ 2,527 229
Fairfax Financial Holdings Ltd. ............................................. 91 174
Great-West Lifeco, Inc. ................................................... 3,714 183
Intact Financial Corp. .................................................... 798 166
Manulife Financial Corp. ................................................. 3,638 132
National Bank of Canada (a) ............................................... 1,639 206
Power Corp. of Canada (a) ................................................. 4,158 221
Royal Bank of Canada ................................................... 1,212 207
Sun Life Financial, Inc. (a) ................................................ 2,550 159
The Bank of Nova Scotia ................................................. 3,212 237
The Toronto-Dominion Bank ............................................... 2,611 246
2,440
Industrials (1.0%):
Canadian National Railway Co. ............................................. 1,440 143
Canadian Pacific Kansas City Ltd. ........................................... 1,593 117
Thomson Reuters Corp. .................................................. 717 95
Waste Connections, Inc. .................................................. 912 160
WSP Global, Inc. ....................................................... 659 119
634

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.5%):
Celestica, Inc. (b) ....................................................... 206 $ 61
CGI, Inc. ............................................................. 1,541 142
Constellation Software, Inc. ............................................... 33 80
Shopify, Inc. , Class A (b) .................................................. 350 56
339
Materials (1.6%):
Agnico Eagle Mines Ltd. ................................................. 646 109
Barrick Mining Corp. .................................................... 3,651 159
First Quantum Minerals Ltd. (b) ............................................. 3,352 90
Franco-Nevada Corp. .................................................... 612 127
Kinross Gold Corp. ..................................................... 3,583 101
Lundin Gold, Inc. ....................................................... 973 81
Nutrien Ltd. ........................................................... 2,134 132
Teck Resources Ltd. , Class B .............................................. 2,092 100
Wheaton Precious Metals Corp. ............................................. 960 113
1,012
Utilities (1.1%):
Emera, Inc. ........................................................... 4,698 231
Fortis, Inc. ............................................................ 4,282 223
Hydro One Ltd. (c) ...................................................... 5,699 227
681
7,617
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 2,942 130
Denmark (1.8%):
Consumer Staples (0.2%):
Carlsberg A/S , Class B ................................................... 1,063 140
Financials (0.5%):
Danske Bank A/S ....................................................... 2,604 131
Tryg A/S ............................................................. 6,234 163
294
Health Care (0.5%):
Coloplast A/S , Class B ................................................... 1,565 134
Genmab A/S (b) ........................................................ 330 105
Novo Nordisk A/S , Class B (a) .............................................. 972 50
289
Industrials (0.4%):
AP Moller - Maersk A/S , Class B ........................................... 28 64
DSV A/S ............................................................. 424 108
Vestas Wind Systems A/S ................................................. 2,855 78
250
Materials (0.2%):
Novonesis A/S ......................................................... 2,006 129
1,102
Finland (1.7%):
Financials (0.6%):
Nordea Bank Abp ....................................................... 8,661 164
Sampo Oyj , Class A ..................................................... 14,986 182
346
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 2,555 182
Wartsila Oyj Abp ....................................................... 3,439 123
305
Information Technology (0.2%):
Nokia Oyj ............................................................ 23,796 156

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 4,342 $ 126
Utilities (0.2%):
Fortum Oyj ........................................................... 6,988 149
1,082
France (7.5%):
Communication Services (0.8%):
Bollore SE ............................................................ 31,326 177
Orange SA ............................................................ 11,745 196
Publicis Groupe SA ..................................................... 1,232 128
501
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA ................................. 3,814 127
Hermes International SCA ................................................ 56 140
Kering SA ............................................................ 273 96
LVMH Moet Hennessy Louis Vuitton SE ...................................... 166 126
489
Consumer Staples (0.6%):
Danone SA ........................................................... 1,975 178
L'Oreal SA ........................................................... 276 119
Pernod Ricard SA ....................................................... 991 85
382
Energy (0.2%):
TotalEnergies SE ....................................................... 2,388 156
Financials (1.1%):
Amundi SA (c) ......................................................... 1,606 133
AXA SA ............................................................. 2,956 142
BNP Paribas SA ........................................................ 1,253 119
Credit Agricole SA ...................................................... 8,131 168
Societe Generale SA ..................................................... 1,407 114
676
Health Care (0.8%):
BioMerieux ........................................................... 1,052 136
EssilorLuxottica SA ..................................................... 380 121
Sanofi SA ............................................................ 1,340 130
Sartorius Stedim Biotech ................................................. 431 106
493
Industrials (2.0%):
Aeroports de Paris SA ................................................... 1,004 131
Airbus SE ............................................................ 506 118
Bouygues SA .......................................................... 3,638 190
Bureau Veritas SA ...................................................... 5,079 162
Cie de Saint-Gobain SA .................................................. 825 84
Legrand SA ........................................................... 719 108
Safran SA ............................................................ 343 120
Schneider Electric SE .................................................... 342 94
Thales SA ............................................................ 330 89
Vinci SA ............................................................. 1,112 157
1,253
Information Technology (0.4%):
Capgemini SE ......................................................... 692 116
Dassault Systemes SE .................................................... 3,727 104
220
Materials (0.2%):
Air Liquide SA ........................................................ 821 155
Utilities (0.6%):
Engie SA ............................................................. 7,588 200

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Veolia Environnement SA ................................................. 4,429 $ 155
355
4,680
Germany (5.9%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 3,630 118
Consumer Discretionary (0.7%):
adidas AG ............................................................ 500 99
Bayerische Motoren Werke AG ............................................. 936 103
Continental AG ........................................................ 1,168 93
Mercedes-Benz Group AG ................................................ 1,689 119
414
Consumer Staples (0.2%):
Beiersdorf AG ......................................................... 1,163 128
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 344 158
Commerzbank AG ...................................................... 2,197 93
Deutsche Bank AG , Registered Shares ........................................ 2,332 91
Deutsche Boerse AG .................................................... 508 133
Hannover Rueck SE ..................................................... 481 150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 184 122
Talanx AG ............................................................ 824 110
857
Health Care (0.6%):
Fresenius Medical Care AG ............................................... 2,143 103
Fresenius SE & Co. KGaA ................................................ 2,530 146
Merck KGaA .......................................................... 988 142
391
Industrials (1.2%):
Daimler Truck Holding AG ................................................ 1,823 80
Deutsche Post AG ...................................................... 2,203 121
HOCHTIEF AG ........................................................ 345 137
Knorr-Bremse AG ...................................................... 1,002 112
MTU Aero Engines AG .................................................. 212 88
Rheinmetall AG ........................................................ 29 53
Siemens AG , Registered Shares ............................................. 333 94
Siemens Energy AG (b) ................................................... 515 73
758
Information Technology (0.4%):
Infineon Technologies AG ................................................. 1,942 86
Nemetschek SE ........................................................ 674 74
SAP SE .............................................................. 389 95
255
Materials (0.5%):
BASF SE ............................................................ 1,845 97
Heidelberg Materials AG ................................................. 333 87
Symrise AG , Class A .................................................... 1,350 109
293
Real Estate (0.1%):
Vonovia SE ........................................................... 3,439 99
Utilities (0.6%):
E.ON SE ............................................................. 8,286 157
RWE AG ............................................................. 3,749 199
356
3,669
Hong Kong (4.1%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 16,203 80

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Geely Automobile Holdings Ltd. ............................................ 23,832 $ 55
135
Consumer Staples (0.2%):
WH Group Ltd. (c) ...................................................... 106,168 118
Financials (1.1%):
AIA Group Ltd. ........................................................ 10,767 111
BOC Hong Kong Holdings Ltd. ............................................ 27,668 140
Hang Seng Bank Ltd. .................................................... 9,719 192
Hong Kong Exchanges & Clearing Ltd. ....................................... 1,386 73
Prudential PLC ........................................................ 8,975 138
Shandong Hi-Speed Holdings Group Ltd. (b) .................................... 28,836 5
659
Health Care (0.1%):
Sino Biopharmaceutical Ltd. ............................................... 61,998 49
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 13,221 90
MTR Corp. Ltd. (a) ...................................................... 50,436 193
Techtronic Industries Co. Ltd. .............................................. 5,568 64
347
Real Estate (0.9%):
China Overseas Land & Investment Ltd. ...................................... 58,752 93
China Resources Land Ltd. ................................................ 27,834 97
CK Asset Holdings Ltd. .................................................. 30,180 153
Henderson Land Development Co. Ltd. ....................................... 28,523 103
Sun Hung Kai Properties Ltd. .............................................. 10,964 133
579
Utilities (1.1%):
CLP Holdings Ltd. ...................................................... 31,745 284
Hong Kong & China Gas Co. Ltd. ........................................... 234,797 211
Power Assets Holdings Ltd. ............................................... 26,321 187
682
2,569
Ireland (1.3%):
Consumer Staples (0.2%):
Kerry Group PLC , Class A ................................................ 1,680 154
Financials (0.4%):
AIB Group PLC ........................................................ 11,839 128
Bank of Ireland Group PLC ............................................... 6,432 124
252
Industrials (0.6%):
Experian PLC ......................................................... 2,454 111
Kingspan Group PLC .................................................... 1,183 103
Ryanair Holdings PLC ................................................... 3,696 128
342
Materials (0.1%):
Smurfit WestRock PLC ................................................... 1,629 63
811
Israel (1.0%):
Financials (0.8%):
Bank Hapoalim BM ..................................................... 7,127 161
Bank Leumi Le-Israel BM ................................................ 7,277 161
Mizrahi Tefahot Bank Ltd. ................................................ 2,096 146
468
Industrials (0.2%):
Elbit Systems Ltd. ...................................................... 223 129
597

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Italy (3.7%):
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 1,731 $ 112
Consumer Staples (0.1%):
Davide Campari-Milano NV ............................................... 12,198 79
Energy (0.3%):
Eni SpA ............................................................. 8,391 159
Financials (1.7%):
Banca Mediolanum SpA .................................................. 5,628 129
Banco BPM SpA ....................................................... 7,568 116
BPER Banca SpA ....................................................... 8,835 120
Generali ............................................................. 3,901 164
Intesa Sanpaolo SpA ..................................................... 18,008 125
Poste Italiane SpA (c) .................................................... 7,568 191
UniCredit SpA ......................................................... 1,207 101
Unipol Assicurazioni SpA ................................................. 5,212 126
1,072
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 2,133 122
Industrials (0.3%):
Leonardo SpA ......................................................... 1,205 69
Prysmian SpA ......................................................... 836 85
154
Utilities (0.9%):
Enel SpA ............................................................. 17,848 186
Snam SpA ............................................................ 29,188 194
Terna - Rete Elettrica Nazionale ............................................ 17,607 188
568
2,266
Japan (17.6%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 3,100 72
KDDI Corp. ........................................................... 7,500 130
Konami Group Corp. .................................................... 700 95
LY Corp. ............................................................. 30,700 82
Nexon Co. Ltd. ........................................................ 2,800 68
Nintendo Co. Ltd. ...................................................... 1,100 74
NTT, Inc. ............................................................. 173,600 175
SoftBank Corp. ........................................................ 115,400 158
SoftBank Group Corp. ................................................... 2,800 79
933
Consumer Discretionary (2.3%):
Asics Corp. ........................................................... 2,400 58
Bandai Namco Holdings, Inc. .............................................. 2,400 64
Bridgestone Corp. ...................................................... 6,600 148
Denso Corp. .......................................................... 7,100 98
Fast Retailing Co. Ltd. ................................................... 400 145
Honda Motor Co. Ltd. ................................................... 7,700 75
Oriental Land Co. Ltd. ................................................... 4,600 85
Pan Pacific International Holdings Corp. ...................................... 16,900 101
Panasonic Holdings Corp. ................................................. 7,900 102
Sanrio Co. Ltd. ........................................................ 700 22
Sekisui House Ltd. ...................................................... 6,400 143
Sony Group Corp. ...................................................... 3,000 77
Subaru Corp. .......................................................... 3,100 67
Sumitomo Electric Industries Ltd. ........................................... 2,100 85
Suzuki Motor Corp. ..................................................... 7,400 110
Toyota Motor Corp. ..................................................... 4,100 88
1,468

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.6%):
Aeon Co. Ltd. ......................................................... 10,500 $ 166
Ajinomoto Co., Inc. ..................................................... 4,300 91
Asahi Group Holdings Ltd. ................................................ 12,500 131
Japan Tobacco, Inc. ..................................................... 5,500 198
Kao Corp. ............................................................ 2,900 116
Kirin Holdings Co. Ltd. .................................................. 13,500 203
Seven & i Holdings Co. Ltd. ............................................... 7,400 106
1,011
Energy (0.4%):
ENEOS Holdings, Inc. ................................................... 16,600 117
Inpex Corp. ........................................................... 6,100 122
239
Financials (2.2%):
Dai-ichi Life Holdings, Inc. ............................................... 9,900 82
Japan Post Bank Co. Ltd. ................................................. 7,700 109
Japan Post Holdings Co. Ltd. .............................................. 10,500 111
Mitsubishi UFJ Financial Group, Inc. ......................................... 5,500 87
Mizuho Financial Group, Inc. .............................................. 2,470 90
MS&AD Insurance Group Holdings, Inc. ...................................... 3,700 87
Nomura Holdings, Inc. ................................................... 12,300 102
ORIX Corp. ........................................................... 4,700 137
Resona Holdings, Inc. .................................................... 6,900 66
SBI Holdings, Inc. ...................................................... 3,000 65
Sompo Holdings, Inc. .................................................... 3,200 109
Sony Financial Group, Inc. (b) .............................................. 3,000 3
Sumitomo Mitsui Financial Group, Inc. ....................................... 3,300 106
Sumitomo Mitsui Trust Group, Inc. .......................................... 3,400 104
T&D Holdings, Inc. ..................................................... 3,200 74
Tokio Marine Holdings, Inc. ............................................... 1,600 59
1,391
Health Care (1.6%):
Astellas Pharma, Inc. .................................................... 11,000 147
Chugai Pharmaceutical Co. Ltd. ............................................ 1,100 58
Daiichi Sankyo Co. Ltd. .................................................. 3,100 66
Hoya Corp. ........................................................... 1,000 151
Olympus Corp. ........................................................ 7,400 94
Otsuka Holdings Co. Ltd. ................................................. 1,600 91
Shionogi & Co. Ltd. ..................................................... 7,300 132
Takeda Pharmaceutical Co. Ltd. ............................................ 5,200 161
Terumo Corp. ......................................................... 5,600 81
981
Industrials (3.9%):
Central Japan Railway Co. ................................................ 5,000 138
Daikin Industries Ltd. .................................................... 1,100 141
East Japan Railway Co. .................................................. 5,700 150
FANUC Corp. ......................................................... 3,000 117
Fujikura Ltd. .......................................................... 700 78
Hitachi Ltd. ........................................................... 2,500 78
IHI Corp. ............................................................. 3,900 69
ITOCHU Corp. ........................................................ 8,500 107
Kajima Corp. .......................................................... 3,500 130
Komatsu Ltd. .......................................................... 3,000 96
Kubota Corp. .......................................................... 7,700 109
Marubeni Corp. ........................................................ 4,200 117
Mitsubishi Corp. ....................................................... 5,200 119
Mitsubishi Electric Corp. ................................................. 2,900 85
Mitsubishi Heavy Industries Ltd. ............................................ 2,400 59
Mitsui & Co. Ltd. ....................................................... 5,400 160
NIDEC Corp. .......................................................... 3,300 45
Nippon Yusen KK ...................................................... 2,800 91

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Recruit Holdings Co. Ltd. ................................................. 500 $ 28
Secom Co. Ltd. ........................................................ 4,300 153
SMC Corp. ........................................................... 400 139
Sumitomo Corp. ........................................................ 3,300 114
Toyota Tsusho Corp. ..................................................... 3,200 108
2,431
Information Technology (2.2%):
Advantest Corp. ........................................................ 800 100
Canon, Inc. ........................................................... 3,200 95
Disco Corp. ........................................................... 200 62
FUJIFILM Holdings Corp. ................................................ 4,200 90
Fujitsu Ltd. ........................................................... 3,800 105
Keyence Corp. ......................................................... 300 109
Kyocera Corp. ......................................................... 7,900 111
Murata Manufacturing Co. Ltd. ............................................. 4,700 97
NEC Corp. ........................................................... 2,600 88
Nomura Research Institute Ltd. ............................................. 3,078 118
Obic Co. Ltd. .......................................................... 4,500 141
Oracle Corp. .......................................................... 600 51
TDK Corp. ........................................................... 5,100 72
Tokyo Electron Ltd. ..................................................... 600 131
1,370
Materials (0.6%):
Nippon Paint Holdings Co. Ltd. ............................................. 12,600 84
Nippon Sanso Holdings Corp. .............................................. 3,100 92
Nitto Denko Corp. ...................................................... 3,400 81
Shin-Etsu Chemical Co. Ltd. ............................................... 3,100 97
354
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 5,100 169
Mitsubishi Estate Co. Ltd. ................................................. 5,200 127
Mitsui Fudosan Co. Ltd. .................................................. 11,100 126
Sumitomo Realty & Development Co. Ltd. .................................... 5,000 126
548
Utilities (0.4%):
The Kansai Electric Power Co., Inc. .......................................... 8,900 139
Tokyo Gas Co. Ltd. ..................................................... 2,800 111
250
10,976
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA ............................................................ 6,094 118
Health Care (0.1%):
Eurofins Scientific SE .................................................... 1,403 103
Materials (0.2%):
ArcelorMittal SA ....................................................... 2,376 109
330
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 30,566 77
Mexico (0.2%):
Materials (0.2%):
Fresnillo PLC ......................................................... 3,237 145
Netherlands (3.9%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 39,406 184
Universal Music Group NV ................................................ 4,151 108
292

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.2%):
Prosus NV (b) .......................................................... 1,578 $ 98
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 1,669 122
Heineken NV .......................................................... 1,428 117
Koninklijke Ahold Delhaize NV ............................................ 4,266 175
The Magnum Ice Cream Co. NV (b) .......................................... 543 9
423
Financials (1.4%):
ABN AMRO Bank NV , Class CV (c) ......................................... 3,841 134
Adyen NV (b) (c) ........................................................ 53 85
ASR Nederland NV ..................................................... 2,440 174
Euronext NV (c) ........................................................ 1,049 158
ING Groep NV ........................................................ 5,058 143
NN Group NV ......................................................... 2,340 181
875
Health Care (0.3%):
Argenx SE (b) .......................................................... 125 105
Koninklijke Philips NV .................................................. 4,027 110
215
Industrials (0.5%):
Ferrovial SE .......................................................... 3,061 199
Wolters Kluwer NV ..................................................... 1,010 105
304
Information Technology (0.3%):
ASM International NV ................................................... 153 93
ASML Holding NV ..................................................... 117 127
220
2,427
New Zealand (0.2%):
Information Technology (0.2%):
Xero Ltd. (b) .......................................................... 1,186 90
Norway (1.2%):
Communication Services (0.3%):
Telenor ASA .......................................................... 11,661 170
Energy (0.3%):
Aker BP ASA ......................................................... 4,329 110
Equinor ASA .......................................................... 4,408 104
214
Financials (0.5%):
DNB Bank ASA ........................................................ 5,430 152
Gjensidige Forsikring ASA (a) .............................................. 5,048 151
303
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 2,449 63
750
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 5,563 132
Energy (0.2%):
Galp Energia SGPS SA ................................................... 5,796 100
Utilities (0.2%):
EDP SA .............................................................. 25,740 118
350

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC (b) (d) (e) ..................................................... 34,029 $ —
Singapore (1.9%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 46,300 164
Consumer Discretionary (0.1%):
Trip.com Group Ltd. ..................................................... 898 64
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 80,600 193
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 3,230 142
Oversea-Chinese Banking Corp. Ltd. ......................................... 12,000 184
United Overseas Bank Ltd. ................................................ 5,600 153
479
Industrials (0.4%):
Singapore Airlines Ltd. ................................................... 34,900 174
Singapore Technologies Engineering Ltd. ...................................... 16,900 111
285
1,185
South Korea (4.0%):
Communication Services (0.2%):
Kakao Corp. .......................................................... 1,331 55
NAVER Corp. ......................................................... 485 82
137
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd. .................................................. 383 99
Hyundai Motor Co. ..................................................... 600 124
Kia Corp. ............................................................ 1,256 106
329
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 1,632 107
KB Financial Group, Inc. ................................................. 1,181 102
Meritz Financial Group, Inc. ............................................... 1,066 84
Samsung Fire & Marine Insurance Co. Ltd. .................................... 236 81
Samsung Life Insurance Co. Ltd. ............................................ 722 79
Shinhan Financial Group Co. Ltd. ........................................... 2,317 124
577
Health Care (0.5%):
Alteogen, Inc. (b) ....................................................... 178 56
Celltrion, Inc. ......................................................... 900 113
Samsung Biologics Co. Ltd. (b) (c) ........................................... 102 120
Samsung Episholdings Co. Ltd. (b) ........................................... 59 30
319
Industrials (1.0%):
Hanwha Aerospace Co. Ltd. ............................................... 77 50
Hanwha Ocean Co. Ltd. (b) ................................................ 599 47
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 209 59
HMM Co. Ltd. ......................................................... 5,104 73
Hyundai Rotem Co. Ltd. .................................................. 366 48
Samsung C&T Corp. .................................................... 737 122
Samsung Heavy Industries Co. Ltd. (b) ........................................ 4,283 72
SK Square Co. Ltd. (b) ................................................... 512 131
602
Information Technology (0.5%):
Samsung Electronics Co. Ltd. .............................................. 2,108 176

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
SK hynix, Inc. ......................................................... 335 $ 151
327
Materials (0.1%):
POSCO Holdings, Inc. ................................................... 372 79
Utilities (0.2%):
Korea Electric Power Corp. ................................................ 2,623 86
2,456
Spain (2.8%):
Communication Services (0.2%):
Cellnex Telecom SA (c) ................................................... 3,194 103
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 1,505 111
Industria de Diseno Textil SA .............................................. 2,589 172
283
Energy (0.2%):
Repsol SA ............................................................ 7,641 143
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 5,620 132
Banco de Sabadell SA ................................................... 26,548 105
Banco Santander SA ..................................................... 9,716 115
CaixaBank SA ......................................................... 10,562 130
482
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA ................................ 1,641 164
Aena SME SA (c) ....................................................... 5,773 161
325
Utilities (0.6%):
Endesa SA ............................................................ 5,166 186
Iberdrola SA .......................................................... 9,095 197
383
1,719
Sweden (4.3%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 44,950 192
Consumer Discretionary (0.4%):
Evolution AB (c) ........................................................ 915 63
H & M Hennes & Mauritz AB , Class B (a) ..................................... 8,427 170
233
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 5,727 165
Financials (1.4%):
EQT AB (a) ........................................................... 2,141 85
Industrivarden AB , Class C ................................................ 3,662 165
Investor AB , Class B .................................................... 4,629 166
Skandinaviska Enskilda Banken AB , Class A ................................... 7,033 149
Svenska Handelsbanken AB , Class A ......................................... 9,926 145
Swedbank AB , Class A ................................................... 4,697 164
874
Industrials (1.6%):
Alfa Laval AB ......................................................... 3,096 157
Assa Abloy AB , Class B (a) ................................................ 3,857 150
Atlas Copco AB , Class A ................................................. 6,586 119
Epiroc AB , Class A ...................................................... 5,619 128
Lifco AB , Class B ...................................................... 3,176 122
Saab AB , Class B ....................................................... 1,034 60
Sandvik AB ........................................................... 4,332 142

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Volvo AB , Class B ...................................................... 3,208 $ 103
981
Information Technology (0.4%):
Hexagon AB , Class B .................................................... 8,346 99
Telefonaktiebolaget LM Ericsson , Class B ..................................... 13,207 130
229
2,674
Switzerland (6.6%):
Communication Services (0.3%):
Swisscom AG , Registered Shares (a) ......................................... 291 211
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA , Registered Shares ................................ 520 113
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG , Participation Certificates ................... 12 176
Coca-Cola HBC AG (b) ................................................... 2,576 133
Nestle SA , Registered Shares .............................................. 1,687 168
477
Financials (1.3%):
Julius Baer Group Ltd. ................................................... 1,379 109
Partners Group Holding AG ............................................... 74 92
Swiss Life Holding AG ................................................... 155 179
Swiss Re AG .......................................................... 726 122
UBS Group AG ........................................................ 2,553 119
Zurich Insurance Group AG ............................................... 216 164
785
Health Care (1.5%):
Alcon AG ............................................................ 1,115 89
Amrize Ltd. (b) ......................................................... 981 54
Lonza Group AG , Registered Shares ......................................... 187 127
Novartis AG , Registered Shares ............................................. 1,164 161
Roche Holding AG ...................................................... 428 177
Sandoz Group AG ...................................................... 1,592 116
Sonova Holding AG ..................................................... 531 139
Straumann Holding AG , Class R ............................................ 870 103
966
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 1,556 116
Belimo Holding AG , Class R .............................................. 80 79
Geberit AG , Registered Shares ............................................. 189 148
Kuehne + Nagel International AG , Class R ..................................... 577 125
Schindler Holding AG , Participation Certificates ................................. 426 161
SGS SA , Registered Shares ................................................ 1,328 152
781
Information Technology (0.3%):
Logitech International SA , Registered Shares ................................... 1,077 111
STMicroelectronics NV .................................................. 2,412 64
175
Materials (1.0%):
DSM-Firmenich AG ..................................................... 1,445 117
EMS-Chemie Holding AG ................................................ 202 140
Givaudan SA , Registered Shares ............................................ 31 123
Holcim AG (b) ......................................................... 1,181 116
Sika AG , Registered Shares ................................................ 516 106
602
4,110
United Kingdom (8.3%):
Communication Services (0.4%):
BT Group PLC ........................................................ 39,876 99

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Informa PLC .......................................................... 10,671 $ 127
226
Consumer Discretionary (0.4%):
Compass Group PLC .................................................... 4,208 134
InterContinental Hotels Group PLC .......................................... 1,043 —
Next PLC ............................................................ 822 152
286
Consumer Staples (1.6%):
Associated British Foods PLC .............................................. 4,325 124
British American Tobacco PLC ............................................. 2,453 139
Diageo PLC ........................................................... 4,409 95
Imperial Brands PLC .................................................... 3,909 164
Reckitt Benckiser Group PLC .............................................. 1,879 152
Tesco PLC ............................................................ 23,613 141
Unilever PLC ......................................................... 2,414 158
973
Energy (0.4%):
BP PLC .............................................................. 18,621 109
Shell PLC ............................................................ 4,064 150
259
Financials (2.3%):
3i Group PLC ......................................................... 2,281 100
Admiral Group PLC ..................................................... 3,319 142
Aviva PLC ............................................................ 16,861 155
Barclays PLC ......................................................... 19,141 123
HSBC Holdings PLC .................................................... 10,089 160
Legal & General Group PLC ............................................... 43,790 155
Lloyds Banking Group PLC ............................................... 106,166 141
London Stock Exchange Group PLC ......................................... 978 118
NatWest Group PLC ..................................................... 15,718 138
Standard Chartered PLC .................................................. 4,959 122
Wise PLC , Class A (b) .................................................... 7,108 85
1,439
Health Care (0.9%):
AstraZeneca PLC ....................................................... 783 146
GSK PLC ............................................................ 6,080 150
Haleon PLC ........................................................... 30,169 152
Smith & Nephew PLC ................................................... 5,867 98
546
Industrials (0.8%):
Ashtead Group PLC ..................................................... 1,256 86
BAE Systems PLC ...................................................... 3,838 89
International Consolidated Airlines Group SA ................................... 17,443 97
RELX PLC ........................................................... 3,388 138
Rolls-Royce Holdings PLC ................................................ 5,771 89
499
Information Technology (0.5%):
Halma PLC ........................................................... 3,163 151
The Sage Group PLC .................................................... 10,411 152
303
Materials (0.5%):
Anglogold Ashanti PLC .................................................. 1,195 102
Rio Tinto PLC ......................................................... 2,346 190
292
Utilities (0.5%):
National Grid PLC ...................................................... 10,651 164

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
26
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 214
Security Description Shares
Value
(000)
SSE PLC ............................................................. 6,092 $ 179
343
5,166
United States (0.7%):
Consumer Discretionary (0.4%):
Flutter Entertainment PLC , Class DI (b) ....................................... 405 88
Restaurant Brands International, Inc. ......................................... 2,174 148
236
Financials (0.1%):
Brookfield Asset Management Ltd. , Class A .................................... 1,480 78
Industrials (0.2%):
RB Global, Inc. ........................................................ 1,176 121
435
Total Common Stocks (Cost $49,115) 61,446
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (d) .............................. 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 389,521 390
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 389,521 390
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 389,521 389
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 389,521 389
Total Collateral for Securities Loaned (Cost $1,558) 1,558
Total Investments (Cost $50,673) — 101.2% 63,004
Liabilities in excess of other assets — (1.2)% (773)
NET ASSETS - 100.00% $ 62,231
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$1,493 (thousands) and amounted to 2.4% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2025 (amounts
in thousands):
(f) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 3 3/20/26 $ 434 $ 435 $ 1
Total unrealized appreciation $ 1
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
27
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (4.0%):
AT&T, Inc. ........................................................... 142,499 $ 3,540
Comcast Corp., Class A .................................................. 102,022 3,049
Omnicom Group, Inc. .................................................... 40,627 3,281
Verizon Communications, Inc. .............................................. 101,522 4,135
14,005
Consumer Discretionary (3.9%):
Best Buy Co., Inc. ...................................................... 28,357 1,898
Darden Restaurants, Inc. .................................................. 15,403 2,834
Ford Motor Co. ........................................................ 253,582 3,327
Genuine Parts Co. ...................................................... 26,539 3,263
Starbucks Corp. ........................................................ 30,194 2,543
13,865
Consumer Staples (20.6%):
Altria Group, Inc. ....................................................... 73,864 4,259
Archer-Daniels-Midland Co. ............................................... 52,097 2,995
Brown-Forman Corp., Class B(a) ........................................... 79,018 2,059
Bunge Global SA ....................................................... 36,810 3,279
General Mills, Inc. ...................................................... 81,976 3,812
Hormel Foods Corp. ..................................................... 145,626 3,451
Kenvue, Inc. .......................................................... 181,626 3,133
Keurig Dr. Pepper, Inc. ................................................... 129,709 3,633
Kimberly-Clark Corp. .................................................... 37,344 3,768
McCormick & Co., Inc. .................................................. 56,990 3,882
Mondelez International, Inc., Class A ......................................... 67,475 3,632
PepsiCo, Inc. .......................................................... 27,391 3,931
Philip Morris International, Inc. ............................................. 21,301 3,417
Sysco Corp. ........................................................... 54,811 4,039
Target Corp. .......................................................... 28,001 2,737
The Clorox Co. ........................................................ 35,919 3,622
The Coca-Cola Co. ...................................................... 76,483 5,347
The Hershey Co. ....................................................... 17,624 3,207
The Procter & Gamble Co. ................................................ 31,485 4,512
Tyson Foods, Inc., Class A ................................................ 74,666 4,377
73,092
Energy (12.2%):
Chevron Corp. ......................................................... 22,499 3,429
ConocoPhillips Co. ..................................................... 27,661 2,589
Coterra Energy, Inc. ..................................................... 124,334 3,273
Devon Energy Corp. ..................................................... 59,565 2,182
Diamondback Energy, Inc. ................................................ 15,469 2,325
EOG Resources, Inc. .................................................... 25,445 2,672
Exxon Mobil Corp. ..................................................... 33,888 4,078
Halliburton Co. ........................................................ 96,704 2,733
Kinder Morgan, Inc. ..................................................... 131,726 3,621
ONEOK, Inc. .......................................................... 37,757 2,775
Phillips 66 Co. ......................................................... 18,422 2,377
SLB Ltd. ............................................................. 67,678 2,598
The Williams Cos., Inc. .................................................. 59,087 3,552
Valero Energy Corp. ..................................................... 15,907 2,590
Viper Energy, Inc., Class A ................................................ 63,813 2,465
43,259
Financials (16.5%):
Ally Financial, Inc. ...................................................... 66,445 3,009
Blue Owl Capital, Inc., Class A(a) ........................................... 110,819 1,656
Citizens Financial Group, Inc. .............................................. 54,004 3,154
CME Group, Inc., Class A ................................................. 18,863 5,151
F&G Annuities & Life, Inc. ................................................ 3,443 106
Fidelity National Financial, Inc. ............................................ 57,376 3,132
Fifth Third Bancorp ..................................................... 71,703 3,356

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Franklin Resources, Inc. .................................................. 111,501 $ 2,664
Huntington Bancshares, Inc. ............................................... 168,625 2,926
M&T Bank Corp. ....................................................... 17,013 3,428
MetLife, Inc. .......................................................... 38,997 3,078
Principal Financial Group, Inc. ............................................. 39,458 3,481
Prudential Financial, Inc. ................................................. 30,551 3,449
Regions Financial Corp. .................................................. 112,408 3,046
State Street Corp. ....................................................... 27,758 3,581
T. Rowe Price Group, Inc.(a) ............................................... 28,911 2,960
The PNC Financial Services Group, Inc. ...................................... 17,363 3,624
Truist Financial Corp. .................................................... 66,466 3,271
U.S. Bancorp .......................................................... 66,719 3,560
58,632
Health Care (10.7%):
AbbVie, Inc. .......................................................... 17,505 4,000
Amgen, Inc. ........................................................... 12,488 4,088
Bristol-Myers Squibb Co. ................................................. 71,060 3,833
CVS Health Corp. ...................................................... 35,967 2,854
Gilead Sciences, Inc. .................................................... 29,211 3,585
Johnson & Johnson ..................................................... 25,773 5,334
Medtronic PLC ........................................................ 45,013 4,324
Merck & Co., Inc. ...................................................... 38,734 4,077
Pfizer, Inc. ............................................................ 151,164 3,764
UnitedHealth Group, Inc. ................................................. 5,841 1,928
37,787
Industrials (4.5%):
Lockheed Martin Corp. ................................................... 7,414 3,586
Paychex, Inc. .......................................................... 27,226 3,054
Snap-on, Inc. .......................................................... 11,214 3,864
United Parcel Service, Inc., Class B .......................................... 31,854 3,160
Watsco, Inc. ........................................................... 7,288 2,456
16,120
Information Technology (2.2%):
HP, Inc. .............................................................. 87,847 1,957
International Business Machines Corp. ........................................ 12,732 3,771
Texas Instruments, Inc. ................................................... 10,972 1,904
7,632
Materials (0.5%):
LyondellBasell Industries NV, Class A ........................................ 39,406 1,706
Utilities (24.3%):
Alliant Energy Corp. .................................................... 76,900 4,999
American Electric Power Co., Inc. ........................................... 44,477 5,129
CMS Energy Corp. ...................................................... 74,949 5,241
Consolidated Edison, Inc. ................................................. 46,781 4,646
Dominion Energy, Inc. ................................................... 67,319 3,944
DTE Energy Co. ....................................................... 38,298 4,940
Duke Energy Corp. ...................................................... 43,524 5,102
Edison International ..................................................... 44,469 2,669
Evergy, Inc. ........................................................... 77,161 5,593
Eversource Energy ...................................................... 58,532 3,941
Exelon Corp. .......................................................... 110,120 4,800
FirstEnergy Corp. ....................................................... 98,614 4,415
NextEra Energy, Inc. .................................................... 44,398 3,564
PPL Corp. ............................................................ 140,979 4,937
Public Service Enterprise Group, Inc. ......................................... 52,151 4,188
Sempra .............................................................. 34,639 3,058
The Southern Co. ....................................................... 55,972 4,881
WEC Energy Group, Inc. ................................................. 50,363 5,311

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 64,684 $ 4,778
86,136
Total Common Stocks (Cost $327,795)
a
a
a
352,234
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(b) ........ 1,154,235 1,154
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(b) ............ 1,154,235 1,154
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(b) ............... 1,154,235 1,154
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.69%(b) . 1,154,235 1,155
Total Collateral for Securities Loaned (Cost $4,617)
a
a
a
4,617
Total Investments (Cost $332,412) — 100.7% 356,851
Liabilities in excess of other assets —  (0.7)% (2,513)
NET ASSETS - 100.00% $ 354,338
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 4 3/20/26 $ 1,378 $ 1,378 $ —
*
Total unrealized appreciation $ —
*
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ —
*
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
30
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Banks (18.8%):
Associated Banc-Corp. ................................................... 93,393 $ 2,406
Atlantic Union Bankshares Corp. ............................................ 64,698 2,284
Bank of Hawaii Corp. .................................................... 45,176 3,089
Columbia Banking System, Inc. ............................................ 84,375 2,358
CVB Financial Corp. .................................................... 142,578 2,652
First Busey Corp. ....................................................... 114,908 2,734
First Financial Bancorp ................................................... 109,807 2,747
First Hawaiian, Inc. ..................................................... 116,545 2,949
First Interstate BancSystem, Inc. , Class A ...................................... 73,146 2,531
First Merchants Corp. .................................................... 68,211 2,556
Fulton Financial Corp. ................................................... 135,565 2,620
Provident Financial Services, Inc. ........................................... 130,912 2,585
Simmons First National Corp. , Class A ....................................... 146,208 2,756
United Bankshares, Inc. .................................................. 82,399 3,164
Valley National Bancorp .................................................. 235,507 2,751
WaFd, Inc. ............................................................ 84,724 2,714
WesBanco, Inc. ........................................................ 85,730 2,850
45,746
Capital Markets (3.7%):
Artisan Partners Asset Management, Inc. , Class A ................................ 54,666 2,227
GCM Grosvenor, Inc. , Class A ............................................. 297,742 3,371
Lazard, Inc. , Class A ..................................................... 30,516 1,482
Moelis & Co. , Class A ................................................... 28,938 1,989
9,069
Communication Services (3.3%):
Iridium Communications, Inc. .............................................. 70,099 1,218
John Wiley & Sons, Inc. , Class A ............................................ 59,222 1,814
Nexstar Media Group, Inc. , Class A .......................................... 11,694 2,375
Warner Music Group Corp. , Class A (a) ....................................... 89,472 2,744
8,151
Consumer Discretionary (15.0%):
ADT, Inc. ............................................................ 348,303 2,811
American Eagle Outfitters, Inc. ............................................. 101,418 2,674
Brunswick Corp. ....................................................... 27,901 2,071
Columbia Sportswear Co. (a) ............................................... 35,786 1,972
Harley-Davidson, Inc. ................................................... 61,954 1,269
Kontoor Brands, Inc. .................................................... 22,329 1,364
LCI Industries ......................................................... 21,406 2,597
Lear Corp. ............................................................ 20,845 2,389
Levi Strauss & Co. , Class A ............................................... 83,111 1,724
Macy's, Inc. ........................................................... 126,720 2,794
Marriott Vacations Worldwide Corp. ......................................... 21,835 1,260
Steven Madden Ltd. ..................................................... 50,650 2,109
Strategic Education, Inc. .................................................. 31,250 2,506
The Buckle, Inc. ........................................................ 44,857 2,396
The Wendy's Co. (a) ..................................................... 242,199 2,018
Travel + Leisure Co. ..................................................... 35,144 2,479
Vail Resorts, Inc. (a) ..................................................... 14,736 1,957
36,390
Consumer Finance (1.0%):
OneMain Holdings, Inc. , Class A ............................................ 35,241 2,380
Consumer Staples (5.1%):
Cal-Maine Foods, Inc. ................................................... 16,147 1,285
Energizer Holdings, Inc. .................................................. 66,133 1,316
Flowers Foods, Inc. ..................................................... 222,505 2,421
Interparfums, Inc. ....................................................... 21,800 1,849
J & J Snack Foods Corp. .................................................. 24,070 2,175

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
31
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Reynolds Consumer Products, Inc. .......................................... 149,056 $ 3,416
12,462
Electric Utilities (5.0%):
IDACORP, Inc. ........................................................ 35,803 4,531
Otter Tail Corp. ........................................................ 38,155 3,083
Portland General Electric Co. .............................................. 94,283 4,525
12,139
Energy (9.2%):
Archrock, Inc. ......................................................... 78,714 2,048
California Resources Corp. ................................................ 38,203 1,708
Chord Energy Corp. ..................................................... 17,390 1,612
Civitas Resources, Inc. ................................................... 33,306 902
Kinetik Holdings, Inc. , Class A (a) ........................................... 50,162 1,808
Kodiak Gas Services, Inc. ................................................. 49,054 1,835
Liberty Energy, Inc. , Class A ............................................... 118,808 2,193
Magnolia Oil & Gas Corp. , Class A .......................................... 85,659 1,875
Murphy Oil Corp. ...................................................... 63,622 1,988
Northern Oil & Gas, Inc. .................................................. 58,064 1,247
NOV, Inc. ............................................................ 136,366 2,131
SM Energy Co. ........................................................ 49,334 923
Viper Energy, Inc. , Class A ................................................ 55,668 2,151
22,421
Financial Services (2.2%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 81,679 2,567
The Western Union Co. (a) ................................................. 307,934 2,867
5,434
Gas Utilities (11.7%):
MDU Resources Group, Inc. ............................................... 208,824 4,076
National Fuel Gas Co. ................................................... 46,821 3,748
New Jersey Resources Corp. ............................................... 97,166 4,481
ONE Gas, Inc. ......................................................... 52,320 4,042
Southwest Gas Holdings, Inc. .............................................. 42,201 3,377
Spire, Inc. ............................................................ 52,539 4,345
UGI Corp. ............................................................ 114,635 4,291
28,360
Health Care (0.4%):
Organon & Co. ........................................................ 149,944 1,075
Independent Power and Renewable Electricity Producers (1.4%):
Clearway Energy, Inc. , Class C ............................................. 100,388 3,339
Industrials (7.0%):
Atkore, Inc. ........................................................... 25,165 1,592
Concentrix Corp. ....................................................... 23,180 964
HNI Corp. ............................................................ 59,469 2,500
Insperity, Inc. .......................................................... 28,890 1,118
Korn Ferry ........................................................... 41,081 2,712
MSC Industrial Direct Co., Inc. , Class A ...................................... 32,446 2,729
Pitney Bowes, Inc. ...................................................... 150,991 1,596
Robert Half, Inc. ....................................................... 61,541 1,671
Trinity Industries, Inc. ................................................... 82,287 2,176
17,058
Information Technology (0.9%):
Avnet, Inc. ............................................................ 46,962 2,258
Insurance (0.8%):
Lincoln National Corp. ................................................... 45,621 2,031
Materials (5.6%):
Avient Corp. .......................................................... 52,641 1,644
Cabot Corp. ........................................................... 32,460 2,151
FMC Corp. ........................................................... 37,622 522

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
32
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Greif, Inc. , Class A ...................................................... 37,276 $ 2,524
Sealed Air Corp. ....................................................... 72,094 2,987
Sylvamo Corp. ......................................................... 41,196 1,984
The Scotts Miracle-Gro Co. ............................................... 32,462 1,894
13,706
Multi-Utilities (3.9%):
Avista Corp. .......................................................... 113,531 4,376
Black Hills Corp. ....................................................... 71,970 4,996
9,372
Water Utilities (4.2%):
American States Water Co. ................................................ 51,450 3,729
California Water Service Group ............................................. 77,649 3,365
H2O America ......................................................... 61,628 3,019
10,113
Total Common Stocks (Cost $238,464)
a
a
a
241,504
Collateral for Securities Loaned (4.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (b) ........ 2,958,424 2,958
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (b) ............ 2,958,424 2,958
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (b) ............... 2,958,424 2,959
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (b) . 2,958,424 2,959
Total Collateral for Securities Loaned (Cost $11,834)
a
a
a
11,834
Total Investments (Cost $250,298) — 104.1% 253,338
Liabilities in excess of other assets —  (4.1)% (10,032)
NET ASSETS - 100.00% $ 243,306
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 10 3/20/26 $ 1,276 $ 1,249 $ (27)
Total unrealized appreciation $ —
Total unrealized depreciation (27)
Total net unrealized appreciation (depreciation) $ (27)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
33
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Beverages (7.7%):
Brown-Forman Corp. , Class B (a) ........................................... 215,952 $ 5,628
Constellation Brands, Inc. , Class A .......................................... 14,057 1,939
PepsiCo, Inc. .......................................................... 37,864 5,434
The Coca-Cola Co. ...................................................... 56,558 3,954
16,955
Consumer Discretionary (5.1%):
Dick's Sporting Goods, Inc. ................................................ 7,408 1,466
Genuine Parts Co. ...................................................... 25,422 3,126
Lowe's Cos., Inc. ....................................................... 7,994 1,928
McDonald's Corp. ...................................................... 10,968 3,352
Williams-Sonoma, Inc. ................................................... 7,632 1,363
11,235
Consumer Staples Distribution & Retail (7.1%):
Sysco Corp. ........................................................... 34,595 2,549
Target Corp. .......................................................... 73,059 7,142
The Kroger Co. ........................................................ 58,305 3,643
Walmart, Inc. .......................................................... 19,888 2,216
15,550
Energy (4.3%):
Chevron Corp. ......................................................... 33,659 5,130
Exxon Mobil Corp. ..................................................... 36,042 4,337
9,467
Financials (20.9%):
Aflac, Inc. ............................................................ 24,863 2,742
American Financial Group, Inc. ............................................. 16,912 2,312
Ameriprise Financial, Inc. ................................................. 4,321 2,119
Brown & Brown, Inc. .................................................... 13,913 1,109
Chubb Ltd. ........................................................... 5,769 1,801
Cincinnati Financial Corp. ................................................ 13,966 2,281
Commerce Bancshares, Inc. ............................................... 46,894 2,454
First Citizens Bancshares, Inc. , Class A ....................................... 579 1,243
Franklin Resources, Inc. .................................................. 305,545 7,299
Marsh & McLennan Cos., Inc. ............................................. 9,828 1,823
Mastercard, Inc. , Class A ................................................. 2,716 1,550
Old Republic International Corp. ............................................ 71,225 3,251
S&P Global, Inc. ....................................................... 3,334 1,742
SEI Investments Co. ..................................................... 33,233 2,726
T. Rowe Price Group, Inc. ................................................. 64,114 6,564
The Travelers Cos., Inc. .................................................. 10,480 3,040
Visa, Inc. , Class A ...................................................... 4,854 1,702
45,758
Food Products (7.0%):
Archer-Daniels-Midland Co. ............................................... 68,175 3,919
Hormel Foods Corp. ..................................................... 317,436 7,523
McCormick & Co., Inc. .................................................. 55,319 3,768
15,210
Health Care (8.1%):
Becton Dickinson & Co. .................................................. 12,813 2,487
Cardinal Health, Inc. .................................................... 8,776 1,803
Eli Lilly & Co. ......................................................... 1,807 1,942
Johnson & Johnson ..................................................... 18,151 3,756
McKesson Corp. ....................................................... 1,361 1,116
Medtronic PLC ........................................................ 53,019 5,093
STERIS PLC .......................................................... 6,053 1,535
17,732
Household Products (7.2%):
Colgate-Palmolive Co. ................................................... 50,414 3,984
Kimberly-Clark Corp. .................................................... 45,685 4,609

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
34
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Clorox Co. ........................................................ 40,050 $ 4,038
The Procter & Gamble Co. ................................................ 22,506 3,226
15,857
Industrials (14.0%):
Advanced Drainage Systems, Inc. ........................................... 7,935 1,149
Carlisle Cos., Inc. ....................................................... 4,727 1,512
Caterpillar, Inc. ........................................................ 3,006 1,722
Cummins, Inc. ......................................................... 4,402 2,247
Dover Corp. ........................................................... 10,779 2,105
Emerson Electric Co. .................................................... 25,364 3,366
Illinois Tool Works, Inc. .................................................. 13,173 3,245
Nordson Corp. ......................................................... 9,118 2,192
Owens Corning ........................................................ 10,196 1,141
Parker-Hannifin Corp. ................................................... 2,047 1,799
Stanley Black & Decker, Inc. .............................................. 72,212 5,364
Union Pacific Corp. ..................................................... 14,032 3,246
W.W. Grainger, Inc. ..................................................... 1,475 1,488
30,576
Information Technology (2.8%):
Lam Research Corp. ..................................................... 12,355 2,115
Microsoft Corp. ........................................................ 2,618 1,266
Monolithic Power Systems, Inc. ............................................ 1,178 1,068
Oracle Corp. .......................................................... 8,076 1,574
6,023
Materials (7.6%):
Air Products and Chemicals, Inc. ............................................ 11,053 2,730
Ecolab, Inc. ........................................................... 7,663 2,012
Linde PLC ............................................................ 3,148 1,342
Martin Marietta Materials, Inc. ............................................. 2,159 1,344
Nucor Corp. ........................................................... 12,138 1,980
PPG Industries, Inc. ..................................................... 36,858 3,777
RPM International, Inc. .................................................. 17,123 1,781
The Sherwin-Williams Co. ................................................ 5,092 1,650
16,616
Tobacco (3.1%):
Altria Group, Inc. ....................................................... 118,301 6,821
Utilities (4.5%):
Atmos Energy Corp. ..................................................... 13,420 2,250
Consolidated Edison, Inc. ................................................. 45,261 4,495
OGE Energy Corp. ...................................................... 72,580 3,099
9,844
Total Common Stocks (Cost $209,002)
a
a
a
217,644
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (b) ........ 1,187,550 1,187
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (b) ............ 1,220,581 1,221
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (b) ............... 1,183,909 1,184
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (b) . 1,143,597 1,144
Total Collateral for Securities Loaned (Cost $4,736)
a
a
a
4,736
Total Investments (Cost $213,738) — 101.6% 222,380
Liabilities in excess of other assets —  (1.6)% (3,447)
NET ASSETS - 100.00% $ 218,933
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
35
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 3/20/26 $ 686 $ 689 $ 3
Total unrealized appreciation $ 3
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
36
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (14.8%):
Alphabet, Inc., Class A ................................................... 34,745 $ 10,875
Comcast Corp., Class A .................................................. 12,350 369
Electronic Arts, Inc. ..................................................... 23,526 4,807
T-Mobile US, Inc. ...................................................... 17,729 3,600
Verizon Communications, Inc. .............................................. 98,544 4,014
23,665
Consumer Discretionary (1.2%):
Aptiv PLC(a) .......................................................... 4,505 343
BorgWarner, Inc. ....................................................... 8,824 397
eBay, Inc. ............................................................ 4,271 372
Texas Roadhouse, Inc., Class A ............................................. 2,332 387
The TJX Cos., Inc. ...................................................... 2,681 412
1,911
Consumer Staples (16.2%):
Altria Group, Inc. ....................................................... 74,368 4,288
Constellation Brands, Inc., Class A .......................................... 2,885 398
Costco Wholesale Corp. .................................................. 5,105 4,402
Dollar General Corp. .................................................... 25,125 3,336
Molson Coors Beverage Co., Class B ......................................... 8,576 400
The Hershey Co. ....................................................... 2,077 378
The Kroger Co. ........................................................ 67,291 4,204
The Procter & Gamble Co. ................................................ 15,411 2,209
Walmart, Inc. .......................................................... 56,684 6,315
25,930
Electronic Equipment, Instruments & Components (3.1%):
TE Connectivity PLC .................................................... 21,871 4,976
Energy (3.7%):
EOG Resources, Inc. .................................................... 3,464 364
Exxon Mobil Corp. ..................................................... 42,841 5,155
Halliburton Co. ........................................................ 15,773 446
5,965
Financials (6.2%):
Capital One Financial Corp. ............................................... 1,820 441
Cboe Global Markets, Inc. ................................................ 12,428 3,120
Mastercard , Inc., Class A ................................................. 685 391
Old Republic International Corp. ............................................ 12,897 589
RenaissanceRe Holdings Ltd. .............................................. 2,605 732
The Allstate Corp. ...................................................... 20,290 4,223
The Hartford Insurance Group, Inc. .......................................... 2,907 401
9,897
Health Care (13.2%):
AbbVie, Inc. .......................................................... 8,077 1,846
Bristol-Myers Squibb Co. ................................................. 48,783 2,631
Johnson & Johnson ..................................................... 31,017 6,419
Medtronic PLC ........................................................ 4,071 391
Merck & Co., Inc. ...................................................... 7,714 812
ResMed , Inc. .......................................................... 1,614 389
The Cigna Group ....................................................... 13,693 3,769
United Therapeutics Corp.(a) .............................................. 926 451
UnitedHealth Group, Inc. ................................................. 12,359 4,080
Universal Health Services, Inc., Class B ....................................... 1,901 414
21,202
Industrials (11.1%):
AECOM ............................................................. 2,971 283
Armstrong World Industries, Inc. ............................................ 1,978 378
Automatic Data Processing, Inc. ............................................ 1,324 340
C.H. Robinson Worldwide, Inc. ............................................. 2,936 472
Caterpillar, Inc. ........................................................ 813 466

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
37
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Generac Holdings, Inc.(a) ................................................. 2,318 $ 316
General Dynamics Corp. .................................................. 7,490 2,522
L3Harris Technologies, Inc. ............................................... 11,057 3,246
Lockheed Martin Corp. ................................................... 9,868 4,773
Parker-Hannifin Corp. ................................................... 514 452
Republic Services, Inc., Class A ............................................ 18,138 3,844
Sterling Infrastructure, Inc.(a) .............................................. 1,146 351
Trane Technologies PLC .................................................. 921 358
17,801
IT Services (0.3%):
Accenture PLC, Class A .................................................. 1,572 422
Materials (1.1%):
AptarGroup, Inc. ....................................................... 2,902 354
CF Industries Holdings, Inc. ............................................... 19,335 1,495
1,849
Real Estate (0.2%):
Sun Communities, Inc. ................................................... 3,009 373
Semiconductors & Semiconductor Equipment (9.4%):
KLA Corp. ........................................................... 3,715 4,514
Lam Research Corp. ..................................................... 30,873 5,285
QUALCOMM, Inc. ..................................................... 30,499 5,217
15,016
Software (9.4%):
Adobe, Inc.(a) ......................................................... 14,193 4,967
Intuit, Inc. ............................................................ 6,358 4,212
Salesforce, Inc. ........................................................ 21,943 5,813
14,992
Technology Hardware, Storage & Peripherals (9.8%):
Apple, Inc. ........................................................... 58,078 15,789
Total Common Stocks (Cost $139,916)
a
a
a
159,788
Total Investments (Cost $139,916) — 99.7% 159,788
Other assets in excess of liabilities —  0.3% 425
NET ASSETS - 100.00% $ 160,213
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 1 3/20/26 $ 344 $ 344 $ —*
Total unrealized appreciation $ —*
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ —*
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
38
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.0%):
Alphabet, Inc. , Class A ................................................... 3,551 $ 1,112
AT&T, Inc. ........................................................... 37,175 924
Charter Communications, Inc. , Class A (a) (b) ................................... 2,262 472
Comcast Corp. , Class A .................................................. 26,630 796
Electronic Arts, Inc. ..................................................... 4,426 904
Fox Corp. , Class A ...................................................... 14,294 1,045
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 9,475 933
Live Nation Entertainment, Inc. (a) ........................................... 4,872 694
Meta Platforms, Inc. , Class A .............................................. 847 559
Netflix, Inc. (a) ......................................................... 6,169 579
News Corp. , Class A ..................................................... 37,314 975
Omnicom Group, Inc. .................................................... 10,602 856
Pinterest, Inc. , Class A (a) ................................................. 13,337 345
Reddit, Inc. , Class A (a) ................................................... 1,357 312
The Trade Desk, Inc. , Class A (a) ............................................ 5,513 209
The Walt Disney Co. .................................................... 6,689 761
TKO Group Holdings, Inc. , Class A .......................................... 3,821 799
T-Mobile US, Inc. ...................................................... 3,419 694
Verizon Communications, Inc. .............................................. 26,476 1,078
Warner Bros Discovery, Inc. (a) ............................................. 37,100 1,069
Warner Music Group Corp. , Class A ......................................... 26,768 821
15,937
Consumer Discretionary (8.9%):
Airbnb, Inc. , Class A (a) .................................................. 4,554 618
Amazon.com, Inc. (a) .................................................... 3,120 720
Aptiv PLC (a) .......................................................... 8,420 641
AutoZone, Inc. (a) ....................................................... 273 926
Best Buy Co., Inc. ...................................................... 7,407 496
Booking Holdings, Inc. ................................................... 159 851
Burlington Stores, Inc. (a) ................................................. 2,059 595
Carvana Co. , Class A (a) .................................................. 883 373
Chewy, Inc. , Class A (a) .................................................. 14,820 490
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 16,951 627
Coupang, Inc. , Class A (a) ................................................. 25,895 611
D.R. Horton, Inc. ....................................................... 3,787 545
Darden Restaurants, Inc. .................................................. 4,020 740
Deckers Outdoor Corp. (a) ................................................. 3,674 381
Dick's Sporting Goods, Inc. ................................................ 2,508 497
Domino's Pizza, Inc. ..................................................... 1,910 796
DoorDash, Inc. , Class A (a) ................................................ 2,442 553
Duolingo, Inc. , Class A (a) ................................................. 1,254 220
eBay, Inc. ............................................................ 7,575 660
Expedia Group, Inc. ..................................................... 2,505 710
Ford Motor Co. ........................................................ 66,156 868
Garmin Ltd. ........................................................... 2,792 566
General Motors Co. ..................................................... 11,637 946
Genuine Parts Co. ...................................................... 6,921 851
Hilton Worldwide Holdings, Inc. ............................................ 3,326 955
Hyatt Hotels Corp. , Class A (b) ............................................. 4,635 743
Las Vegas Sands Corp. ................................................... 10,863 707
Lennar Corp. , Class A .................................................... 5,300 545
Lowe's Cos., Inc. ....................................................... 3,870 933
Marriott International, Inc. , Class A .......................................... 3,090 959
McDonald's Corp. ...................................................... 4,202 1,284
NIKE, Inc. , Class B ..................................................... 7,552 481
NVR, Inc. (a) .......................................................... 106 773
O'Reilly Automotive, Inc. (a) ............................................... 11,603 1,058
PulteGroup, Inc. ........................................................ 5,128 601
Ralph Lauren Corp. , Class A ............................................... 1,962 694
Ross Stores, Inc. ....................................................... 6,410 1,155
Royal Caribbean Cruises Ltd. .............................................. 1,485 414

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
39
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Somnigroup International, Inc. ............................................. 8,992 $ 803
Starbucks Corp. ........................................................ 7,884 664
Tapestry, Inc. .......................................................... 5,434 694
Tesla, Inc. (a) .......................................................... 1,073 483
The Home Depot, Inc. ................................................... 2,584 889
The TJX Cos., Inc. ...................................................... 9,732 1,495
Toll Brothers, Inc. ...................................................... 4,734 640
Tractor Supply Co. ...................................................... 13,633 682
Ulta Beauty, Inc. (a) ..................................................... 1,319 798
Williams-Sonoma, Inc. ................................................... 2,985 533
Wynn Resorts Ltd. ...................................................... 4,753 572
Yum! Brands, Inc. ...................................................... 6,836 1,034
35,870
Consumer Staples (7.6%):
Altria Group, Inc. ....................................................... 19,260 1,111
Archer-Daniels-Midland Co. ............................................... 13,593 781
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 7,846 706
Brown-Forman Corp. , Class B (b) ........................................... 20,633 538
Bunge Global SA ....................................................... 9,604 856
Casey's General Stores, Inc. ............................................... 1,724 953
Celsius Holdings, Inc. (a) .................................................. 6,143 281
Church & Dwight Co., Inc. ................................................ 12,678 1,063
Colgate-Palmolive Co. ................................................... 13,962 1,103
Costco Wholesale Corp. .................................................. 1,170 1,009
Dollar General Corp. .................................................... 6,176 820
General Mills, Inc. ...................................................... 21,383 994
Hormel Foods Corp. ..................................................... 37,988 900
Kenvue, Inc. .......................................................... 47,391 817
Keurig Dr. Pepper, Inc. ................................................... 33,834 948
Kimberly-Clark Corp. .................................................... 9,742 983
McCormick & Co., Inc. .................................................. 14,867 1,013
Mondelez International, Inc. , Class A ......................................... 17,603 948
Monster Beverage Corp. (a) ................................................ 17,247 1,322
PepsiCo, Inc. .......................................................... 7,141 1,025
Performance Food Group Co. (a) ............................................ 9,099 818
Philip Morris International, Inc. ............................................. 5,558 892
Sprouts Farmers Market, Inc. (a) ............................................ 4,658 371
Sysco Corp. ........................................................... 14,295 1,053
Target Corp. .......................................................... 7,309 714
The Clorox Co. ........................................................ 9,369 945
The Coca-Cola Co. ...................................................... 19,938 1,394
The Hershey Co. ....................................................... 4,600 837
The Kroger Co. ........................................................ 13,658 853
The Procter & Gamble Co. ................................................ 8,212 1,177
Tyson Foods, Inc. , Class A ................................................ 19,468 1,141
U.S. Foods Holding Corp. (a) ............................................... 13,265 999
Walmart, Inc. .......................................................... 9,944 1,108
30,473
Energy (4.1%):
Baker Hughes Co. , Class A ................................................ 14,633 666
Cheniere Energy, Inc. .................................................... 3,044 592
Chevron Corp. ......................................................... 5,869 894
ConocoPhillips Co. ..................................................... 7,222 676
Coterra Energy, Inc. ..................................................... 32,438 854
Devon Energy Corp. ..................................................... 15,555 570
Diamondback Energy, Inc. ................................................ 4,039 607
EOG Resources, Inc. .................................................... 6,641 697
EQT Corp. ............................................................ 12,044 646
Expand Energy Corp. .................................................... 8,566 945
Exxon Mobil Corp. ..................................................... 8,839 1,064
Halliburton Co. ........................................................ 25,238 713
Kinder Morgan, Inc. ..................................................... 34,365 945

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Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Marathon Petroleum Corp. ................................................ 3,760 $ 611
Occidental Petroleum Corp. ............................................... 13,806 568
ONEOK, Inc. .......................................................... 9,857 724
Phillips 66 Co. ......................................................... 4,809 621
SLB Ltd. ............................................................. 17,666 678
Targa Resources Corp. ................................................... 3,978 734
Texas Pacific Land Corp. (b) ............................................... 1,593 458
The Williams Cos., Inc. .................................................. 15,416 927
Valero Energy Corp. ..................................................... 4,152 676
Viper Energy, Inc. , Class A ................................................ 16,658 643
16,509
Financials (18.0%):
Affirm Holdings, Inc. , Class A (a) ............................................ 3,589 267
Aflac, Inc. ............................................................ 10,440 1,151
Ally Financial, Inc. ...................................................... 17,340 785
American Express Co. ................................................... 2,257 835
American International Group, Inc. .......................................... 12,819 1,097
Ameriprise Financial, Inc. ................................................. 1,604 787
Aon PLC , Class A ...................................................... 3,042 1,073
Apollo Global Management, Inc. ............................................ 4,142 600
Arch Capital Group Ltd. (a) ................................................ 10,505 1,008
Ares Management Corp. , Class A ........................................... 3,206 518
Arthur J. Gallagher & Co. ................................................. 3,370 872
Bank of America Corp. ................................................... 17,069 939
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,462 1,238
BlackRock, Inc. ........................................................ 757 810
Blackstone, Inc. ........................................................ 3,540 546
Block, Inc. , Class A (a) ................................................... 5,452 355
Blue Owl Capital, Inc. , Class A ............................................. 28,965 433
Brown & Brown, Inc. .................................................... 10,491 836
Capital One Financial Corp. ............................................... 2,804 680
Cboe Global Markets, Inc. ................................................ 4,658 1,169
Chubb Ltd. ........................................................... 4,335 1,353
Cincinnati Financial Corp. ................................................ 6,185 1,010
Citigroup, Inc. ......................................................... 7,638 891
Citizens Financial Group, Inc. .............................................. 14,093 823
CME Group, Inc. , Class A ................................................. 4,919 1,343
Coinbase Global, Inc. , Class A (a) ........................................... 1,076 243
Corpay, Inc. (a) ......................................................... 2,002 602
East West Bancorp, Inc. .................................................. 6,658 748
Equitable Holdings, Inc. .................................................. 12,528 597
Erie Indemnity Co. , Class A ............................................... 2,129 610
Evercore, Inc. , Class A ................................................... 1,684 573
Everest Group Ltd. ...................................................... 3,056 1,037
F&G Annuities & Life, Inc. ................................................ 899 28
FactSet Research Systems, Inc. ............................................. 2,925 849
Fidelity National Financial, Inc. ............................................ 14,972 817
Fidelity National Information Services, Inc. .................................... 11,401 758
Fifth Third Bancorp ..................................................... 18,704 876
First Citizens Bancshares, Inc. , Class A ....................................... 367 788
Fiserv, Inc. (a) .......................................................... 4,243 285
Franklin Resources, Inc. .................................................. 29,109 695
Global Payments, Inc. .................................................... 6,499 503
Houlihan Lokey, Inc. , Class A .............................................. 4,295 748
Huntington Bancshares, Inc. ............................................... 44,004 763
Interactive Brokers Group, Inc. , Class A ....................................... 8,428 542
Intercontinental Exchange, Inc. ............................................. 7,569 1,226
Jefferies Financial Group, Inc. .............................................. 8,197 508
JPMorgan Chase & Co. .................................................. 3,183 1,026
KKR & Co., Inc. ....................................................... 3,679 469
Loews Corp. .......................................................... 12,314 1,297
LPL Financial Holdings, Inc. ............................................... 1,881 672
M&T Bank Corp. ....................................................... 4,437 894

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Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Markel Group, Inc. (a) .................................................... 506 $ 1,088
Marsh & McLennan Cos., Inc. ............................................. 6,299 1,169
Mastercard, Inc. , Class A ................................................. 1,778 1,015
MetLife, Inc. .......................................................... 10,177 803
Moody's Corp. ......................................................... 1,729 883
Morgan Stanley ........................................................ 4,954 880
MSCI, Inc. , Class A ..................................................... 1,602 919
Nasdaq, Inc. .......................................................... 10,661 1,036
Northern Trust Corp. .................................................... 6,078 830
PayPal Holdings, Inc. .................................................... 9,142 534
Principal Financial Group, Inc. ............................................. 10,295 908
Prudential Financial, Inc. ................................................. 7,970 900
Raymond James Financial, Inc. ............................................. 5,269 846
Regions Financial Corp. .................................................. 29,333 795
Reinsurance Group of America, Inc. ......................................... 4,001 814
Robinhood Markets, Inc. , Class A (a) ......................................... 3,138 355
Ryan Specialty Holdings, Inc. , Class A ........................................ 14,647 756
S&P Global, Inc. ....................................................... 1,911 999
SoFi Technologies, Inc. (a) ................................................. 15,216 398
State Street Corp. ....................................................... 7,243 934
Synchrony Financial ..................................................... 7,866 656
T. Rowe Price Group, Inc. ................................................. 7,545 772
The Allstate Corp. ...................................................... 4,450 926
The Bank of New York Mellon Corp. ......................................... 9,193 1,067
The Carlyle Group, Inc. .................................................. 8,316 492
The Charles Schwab Corp. ................................................ 9,867 986
The Goldman Sachs Group, Inc. ............................................ 1,005 883
The Hartford Insurance Group, Inc. .......................................... 8,431 1,162
The PNC Financial Services Group, Inc. ...................................... 4,527 945
The Progressive Corp. ................................................... 3,991 909
The Travelers Cos., Inc. .................................................. 3,856 1,118
Toast, Inc. , Class A (a) .................................................... 11,801 419
Tradeweb Markets, Inc. , Class A ............................................ 6,966 749
Truist Financial Corp. .................................................... 17,342 853
U.S. Bancorp .......................................................... 17,403 929
Visa, Inc. , Class A ...................................................... 3,052 1,070
W.R. Berkley Corp. ..................................................... 15,425 1,082
Wells Fargo & Co. ...................................................... 10,042 936
72,389
Health Care (12.0%):
Abbott Laboratories ..................................................... 8,116 1,017
AbbVie, Inc. .......................................................... 4,565 1,043
Agilent Technologies, Inc. ................................................. 6,136 835
Amgen, Inc. ........................................................... 3,257 1,066
Becton Dickinson & Co. .................................................. 3,919 761
Biogen, Inc. (a) ......................................................... 6,002 1,056
Boston Scientific Corp. (a) ................................................. 9,653 920
Bristol-Myers Squibb Co. ................................................. 18,537 1,000
Cardinal Health, Inc. .................................................... 7,414 1,524
Cencora, Inc. .......................................................... 4,003 1,352
Centene Corp. (a) ....................................................... 14,456 595
CVS Health Corp. ...................................................... 9,388 745
Danaher Corp. ......................................................... 3,651 836
Dexcom, Inc. (a) ........................................................ 7,575 503
Doximity, Inc. , Class A (a) ................................................. 5,743 254
Edwards Lifesciences Corp. (a) ............................................. 12,528 1,068
Elevance Health, Inc. .................................................... 2,075 727
Eli Lilly & Co. ......................................................... 797 857
Encompass Health Corp. .................................................. 7,274 772
GE HealthCare Technologies, Inc. ........................................... 8,855 726
Gilead Sciences, Inc. .................................................... 7,620 935
HCA Healthcare, Inc. .................................................... 2,211 1,032
Hologic, Inc. (a) ........................................................ 11,985 893

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Humana, Inc. .......................................................... 1,902 $ 487
IDEXX Laboratories, Inc. (a) ............................................... 832 563
Illumina, Inc. (a) ........................................................ 5,793 760
Incyte Corp. (a) ......................................................... 8,511 841
Insulet Corp. (a) ........................................................ 1,832 521
Intuitive Surgical, Inc. (a) ................................................. 1,529 866
IQVIA Holdings, Inc. (a) .................................................. 3,216 725
Johnson & Johnson ..................................................... 6,717 1,390
Labcorp Holdings, Inc. ................................................... 3,780 948
McKesson Corp. ....................................................... 1,656 1,358
Medpace Holdings, Inc. (a) ................................................ 708 398
Medtronic PLC ........................................................ 11,736 1,127
Merck & Co., Inc. ...................................................... 10,101 1,063
Mettler-Toledo International, Inc. (a) ......................................... 542 756
Neurocrine Biosciences, Inc. (a) ............................................. 4,627 656
Pfizer, Inc. ............................................................ 39,424 982
Quest Diagnostics, Inc. ................................................... 5,865 1,018
Regeneron Pharmaceuticals, Inc. ............................................ 1,033 797
ResMed, Inc. .......................................................... 3,186 767
Solventum Corp. (a) ..................................................... 10,383 823
STERIS PLC .......................................................... 4,288 1,087
Stryker Corp. .......................................................... 2,836 997
Tenet Healthcare Corp. (a) ................................................. 3,151 626
The Cigna Group ....................................................... 2,710 746
The Cooper Cos., Inc. (a) .................................................. 9,765 800
Thermo Fisher Scientific, Inc. .............................................. 1,521 881
United Therapeutics Corp. (a) .............................................. 2,254 1,098
UnitedHealth Group, Inc. ................................................. 1,526 504
Veeva Systems, Inc. , Class A (a) ............................................. 2,583 577
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,663 754
Waters Corp. (a) ........................................................ 2,203 837
West Pharmaceutical Services, Inc. .......................................... 1,641 451
Zimmer Biomet Holdings, Inc. ............................................. 8,338 750
Zoetis, Inc. , Class A ..................................................... 5,894 742
48,213
Industrials (19.6%):
3M Co. .............................................................. 5,209 834
AECOM ............................................................. 8,510 811
Allegion PLC ......................................................... 5,403 860
AMETEK, Inc. ........................................................ 5,941 1,220
API Group Corp. (a) ..................................................... 22,116 846
Automatic Data Processing, Inc. ............................................ 4,122 1,060
Axon Enterprise, Inc. (a) .................................................. 601 341
Bloom Energy Corp. , Class A (a) ............................................ 5,713 496
Booz Allen Hamilton Holding Corp. , Class A ................................... 6,218 525
Broadridge Financial Solutions, Inc. ......................................... 4,198 937
Builders FirstSource, Inc. (a) ............................................... 3,861 397
BWX Technologies, Inc. .................................................. 3,633 628
C.H. Robinson Worldwide, Inc. ............................................. 5,582 897
Carlisle Cos., Inc. ....................................................... 1,824 583
Carrier Global Corp. ..................................................... 10,695 565
Caterpillar, Inc. ........................................................ 1,966 1,126
Cintas Corp. .......................................................... 4,577 861
Clean Harbors, Inc. (a) ................................................... 4,177 979
Comfort Systems USA, Inc. ............................................... 581 542
Copart, Inc. (a) ......................................................... 20,947 820
Core & Main, Inc. , Class A (a) .............................................. 12,348 642
CSX Corp. ............................................................ 31,231 1,132
Cummins, Inc. ......................................................... 1,982 1,012
Curtiss-Wright Corp. .................................................... 1,493 823
Deere & Co. .......................................................... 1,758 818
Delta Air Lines, Inc. ..................................................... 7,382 512
Dover Corp. ........................................................... 4,923 961

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eaton Corp. PLC ....................................................... 1,824 $ 581
EMCOR Group, Inc. .................................................... 931 570
Emerson Electric Co. .................................................... 6,032 801
Equifax, Inc. .......................................................... 2,702 586
Expeditors International of Washington, Inc. .................................... 7,271 1,083
Fastenal Co. ........................................................... 20,546 825
FedEx Corp. .......................................................... 3,090 893
Ferguson Enterprises, Inc. ................................................. 3,038 676
Fortive Corp. .......................................................... 18,705 1,033
FTAI Aviation Ltd. ...................................................... 1,767 348
GE Vernova, Inc. ....................................................... 697 456
General Dynamics Corp. .................................................. 3,425 1,153
General Electric Co. ..................................................... 2,810 866
Graco, Inc. ........................................................... 12,892 1,057
HEICO Corp. .......................................................... 2,354 762
Honeywell International, Inc. .............................................. 4,372 853
Howmet Aerospace, Inc. .................................................. 3,926 805
Hubbell, Inc. , Class B .................................................... 1,742 774
IDEX Corp. ........................................................... 4,841 861
Illinois Tool Works, Inc. .................................................. 3,980 980
Ingersoll Rand, Inc. ..................................................... 9,070 719
ITT, Inc. ............................................................. 4,630 803
J.B. Hunt Transport Services, Inc. ........................................... 4,719 917
Jacobs Solutions, Inc. .................................................... 7,186 952
Johnson Controls International PLC .......................................... 7,117 852
L3Harris Technologies, Inc. ............................................... 4,254 1,249
Leidos Holdings, Inc. .................................................... 4,951 893
Lennox International, Inc. ................................................. 1,254 609
Lincoln Electric Holdings, Inc. ............................................. 3,082 739
Lockheed Martin Corp. ................................................... 1,933 935
Masco Corp. .......................................................... 10,276 652
MasTec, Inc. (a) ........................................................ 2,893 629
Nordson Corp. ......................................................... 3,469 834
Northrop Grumman Corp. ................................................. 1,436 819
Old Dominion Freight Line, Inc. ............................................ 3,978 624
Otis Worldwide Corp. .................................................... 11,021 963
Owens Corning ........................................................ 4,435 496
PACCAR, Inc. ......................................................... 8,548 936
Parker-Hannifin Corp. ................................................... 963 846
Paychex, Inc. .......................................................... 7,105 797
Paycom Software, Inc. ................................................... 2,965 472
Quanta Services, Inc. .................................................... 1,579 666
RBC Bearings, Inc. (a) ................................................... 2,256 1,012
Republic Services, Inc. , Class A ............................................ 5,614 1,190
Rockwell Automation, Inc. ................................................ 2,043 795
Rollins, Inc. ........................................................... 22,017 1,321
RTX Corp. ............................................................ 5,671 1,040
Snap-on, Inc. .......................................................... 2,924 1,008
Southwest Airlines Co. ................................................... 17,243 713
SS&C Technologies Holdings, Inc. .......................................... 11,190 978
Textron, Inc. .......................................................... 10,425 909
Trane Technologies PLC .................................................. 2,002 779
TransDigm Group, Inc. ................................................... 620 825
TransUnion ........................................................... 6,198 531
Uber Technologies, Inc. (a) ................................................ 6,768 553
UL Solutions, Inc. , Class A ................................................ 11,765 928
Union Pacific Corp. ..................................................... 4,629 1,071
United Airlines Holdings, Inc. (a) ............................................ 3,862 432
United Parcel Service, Inc. , Class B .......................................... 8,313 825
United Rentals, Inc. ..................................................... 671 543
Veralto Corp. .......................................................... 10,642 1,062
Verisk Analytics, Inc. , Class A .............................................. 4,145 927
Vertiv Holdings Co. , Class A ............................................... 2,685 435

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
W.W. Grainger, Inc. ..................................................... 1,016 $ 1,025
Waste Management, Inc. .................................................. 5,985 1,315
Watsco, Inc. ........................................................... 1,905 642
Westinghouse Air Brake Technologies Corp. .................................... 4,229 903
Woodward, Inc. ........................................................ 3,156 954
XPO, Inc. (a) .......................................................... 3,779 514
Xylem, Inc. ........................................................... 6,583 896
78,719
Information Technology (12.7%):
Accenture PLC , Class A .................................................. 3,277 879
Adobe, Inc. (a) ......................................................... 2,005 702
Advanced Micro Devices, Inc. (a) ............................................ 2,813 602
Amphenol Corp. , Class A ................................................. 6,111 826
Analog Devices, Inc. .................................................... 2,346 636
Apple, Inc. ........................................................... 3,035 825
Applied Materials, Inc. ................................................... 3,415 878
AppLovin Corp. , Class A (a) ............................................... 614 414
Arista Networks, Inc. (a) .................................................. 3,048 399
Astera Labs, Inc. (a) ..................................................... 1,518 253
Autodesk, Inc. (a) ....................................................... 2,633 779
Bentley Systems, Inc. , Class B ............................................. 17,058 651
Broadcom, Inc. ........................................................ 1,362 471
Cadence Design Systems, Inc. (a) ............................................ 1,769 553
CDW Corp. ........................................................... 4,750 647
Ciena Corp. (a) ......................................................... 4,487 1,049
Cisco Systems, Inc. ..................................................... 14,872 1,146
Cognizant Technology Solutions Corp. , Class A ................................. 13,227 1,098
Corning, Inc. .......................................................... 10,593 928
Credo Technology Group Holding Ltd. (a) ..................................... 2,187 315
Datadog, Inc. , Class A (a) ................................................. 4,094 557
Dell Technologies, Inc. , Class C ............................................ 3,895 490
Docusign, Inc. , Class A (a) ................................................. 6,690 458
Dynatrace, Inc. (a) ...................................................... 14,557 631
Entegris, Inc. (b) ........................................................ 4,843 408
F5, Inc. (a) ............................................................ 2,641 674
Fair Isaac Corp. (a) ...................................................... 362 612
First Solar, Inc. (a) ...................................................... 1,931 504
Fortinet, Inc. (a) ........................................................ 7,002 556
Gartner, Inc. (a) ........................................................ 2,359 595
Gen Digital, Inc. ....................................................... 28,073 763
GoDaddy, Inc. , Class A (a) ................................................. 4,879 605
Guidewire Software, Inc. (a) ............................................... 3,089 621
Hewlett Packard Enterprise Co. ............................................. 23,420 563
HP, Inc. .............................................................. 22,944 511
International Business Machines Corp. ........................................ 3,323 984
Intuit, Inc. ............................................................ 1,126 746
Jabil, Inc. ............................................................ 3,035 692
Keysight Technologies, Inc. (a) ............................................. 4,552 925
KLA Corp. ........................................................... 659 801
Lam Research Corp. ..................................................... 5,194 889
Manhattan Associates, Inc. (a) .............................................. 2,346 407
Micron Technology, Inc. .................................................. 3,290 939
Microsoft Corp. ........................................................ 1,890 914
Monolithic Power Systems, Inc. ............................................ 477 432
Motorola Solutions, Inc. .................................................. 2,299 881
NetApp, Inc. .......................................................... 5,654 605
Nutanix, Inc. , Class A (a) .................................................. 8,372 433
NVIDIA Corp. ......................................................... 2,681 500
NXP Semiconductors NV ................................................. 2,164 470
Okta, Inc. , Class A (a) .................................................... 5,270 456
ON Semiconductor Corp. (a) ............................................... 8,085 438
Oracle Corp. .......................................................... 2,315 451
Palantir Technologies, Inc. , Class A (a) ........................................ 2,188 389

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Palo Alto Networks, Inc. (a) ................................................ 3,467 $ 639
PTC, Inc. (a) ........................................................... 3,209 559
Pure Storage, Inc. , Class A (a) .............................................. 5,012 336
QUALCOMM, Inc. ..................................................... 4,031 689
Roper Technologies, Inc. .................................................. 2,274 1,012
Salesforce, Inc. ........................................................ 3,140 832
Seagate Technology Holdings PLC .......................................... 3,348 922
ServiceNow, Inc. (a) ..................................................... 3,176 487
Strategy, Inc. , Class A (a) .................................................. 901 137
Super Micro Computer, Inc. (a) ............................................. 6,421 188
Synopsys, Inc. (a) ....................................................... 1,094 514
TD SYNNEX Corp. ..................................................... 4,833 726
TE Connectivity PLC .................................................... 3,842 874
Teledyne Technologies, Inc. (a) ............................................. 1,982 1,012
Teradyne, Inc. ......................................................... 3,778 731
Texas Instruments, Inc. ................................................... 2,868 498
Trimble, Inc. (a) ........................................................ 9,952 780
Twilio, Inc. , Class A (a) ................................................... 3,970 565
Tyler Technologies, Inc. (a) ................................................ 1,619 735
VeriSign, Inc. .......................................................... 3,605 876
Western Digital Corp. .................................................... 6,347 1,093
Workday, Inc. , Class A (a) ................................................. 3,074 660
Zebra Technologies Corp. (a) ............................................... 1,689 410
Zoom Communications, Inc. , Class A (a) ...................................... 9,287 801
51,027
Materials (4.3%):
Air Products and Chemicals, Inc. ............................................ 3,315 819
Avery Dennison Corp. ................................................... 6,112 1,112
Ball Corp. ............................................................ 17,769 941
CF Industries Holdings, Inc. ............................................... 8,374 648
Corteva, Inc. .......................................................... 13,684 917
CRH PLC ............................................................ 6,193 773
Ecolab, Inc. ........................................................... 4,354 1,143
Freeport-McMoRan, Inc. ................................................. 11,857 602
Linde PLC ............................................................ 2,679 1,142
LyondellBasell Industries NV , Class A ........................................ 10,300 446
Martin Marietta Materials, Inc. ............................................. 1,679 1,045
Newmont Corp. ........................................................ 8,970 896
Nucor Corp. ........................................................... 4,243 692
Packaging Corp. of America ............................................... 4,004 826
PPG Industries, Inc. ..................................................... 7,158 733
Reliance, Inc. .......................................................... 2,979 861
RPM International, Inc. .................................................. 6,902 718
Solstice Advanced Materials, Inc. (a) ......................................... 1,093 53
Steel Dynamics, Inc. ..................................................... 4,968 842
The Sherwin-Williams Co. ................................................ 2,748 890
Vulcan Materials Co. .................................................... 3,441 981
17,080
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 4,859 781
CoStar Group, Inc. (a) .................................................... 8,532 574
Jones Lang LaSalle, Inc. (a) ................................................ 2,356 793
2,148
Utilities (8.0%):
Alliant Energy Corp. .................................................... 20,049 1,303
Ameren Corp. ......................................................... 13,585 1,357
American Electric Power Co., Inc. ........................................... 11,597 1,337
American Water Works Co., Inc. ............................................ 6,902 901
Atmos Energy Corp. ..................................................... 8,280 1,388
CenterPoint Energy, Inc. .................................................. 38,160 1,463
CMS Energy Corp. ...................................................... 19,540 1,366
Consolidated Edison, Inc. ................................................. 12,198 1,211

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellation Energy Corp. ................................................ 1,226 $ 433
Dominion Energy, Inc. ................................................... 17,558 1,029
DTE Energy Co. ....................................................... 9,983 1,288
Duke Energy Corp. ...................................................... 11,348 1,330
Edison International ..................................................... 11,608 697
Entergy Corp. ......................................................... 12,585 1,163
Evergy, Inc. ........................................................... 20,111 1,458
Eversource Energy ...................................................... 15,266 1,028
Exelon Corp. .......................................................... 28,714 1,252
FirstEnergy Corp. ....................................................... 25,715 1,151
NextEra Energy, Inc. .................................................... 11,582 930
NiSource, Inc. ......................................................... 28,814 1,203
NRG Energy, Inc. ....................................................... 2,892 461
PG&E Corp. .......................................................... 50,510 812
PPL Corp. ............................................................ 36,759 1,287
Public Service Enterprise Group, Inc. ......................................... 13,599 1,092
Sempra .............................................................. 9,039 798
Talen Energy Corp. (a) ................................................... 1,017 381
The Southern Co. ....................................................... 14,593 1,273
Vistra Corp. ........................................................... 1,865 301
WEC Energy Group, Inc. ................................................. 13,132 1,385
Xcel Energy, Inc. ....................................................... 16,863 1,245
32,323
Total Common Stocks (Cost $338,171)
a
a
a
400,688
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .62% (c) ............ 984 984
Total Investment Companies (Cost $984)
a
a
a
984
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 628,991 628
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 628,991 629
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 532,612 533
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 673,656 674
Total Collateral for Securities Loaned (Cost $2,464)
a
a
a
2,464
Total Investments (Cost $341,619) — 100.5% 404,136
Liabilities in excess of other assets —  (0.5)% (2,061)
NET ASSETS - 100.00% $ 402,075
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 3 3/20/26 $ 1,031 $ 1,034 $ 3
Total unrealized appreciation $ 3
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
47
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (4.0%):
AT&T, Inc. ........................................................... 281,112 $ 6,983
Comcast Corp. , Class A .................................................. 201,260 6,015
Omnicom Group, Inc. .................................................... 80,145 6,472
Verizon Communications, Inc. .............................................. 200,273 8,157
27,627
Consumer Discretionary (3.9%):
Best Buy Co., Inc. ...................................................... 55,940 3,744
Darden Restaurants, Inc. .................................................. 30,386 5,592
Ford Motor Co. ........................................................ 500,245 6,563
Genuine Parts Co. ...................................................... 52,355 6,437
Starbucks Corp. ........................................................ 59,563 5,016
27,352
Consumer Staples (20.6%):
Altria Group, Inc. ....................................................... 145,715 8,402
Archer-Daniels-Midland Co. ............................................... 102,775 5,909
Brown-Forman Corp. , Class B (a) ........................................... 155,881 4,062
Bunge Global SA ....................................................... 72,616 6,469
General Mills, Inc. ...................................................... 161,717 7,520
Hormel Foods Corp. ..................................................... 287,280 6,809
Kenvue, Inc. .......................................................... 358,297 6,181
Keurig Dr. Pepper, Inc. ................................................... 255,879 7,167
Kimberly-Clark Corp. .................................................... 73,670 7,433
McCormick & Co., Inc. .................................................. 112,426 7,657
Mondelez International, Inc. , Class A ......................................... 133,109 7,165
PepsiCo, Inc. .......................................................... 54,035 7,755
Philip Morris International, Inc. ............................................. 42,020 6,740
Sysco Corp. ........................................................... 108,126 7,968
Target Corp. .......................................................... 55,237 5,399
The Clorox Co. ........................................................ 70,859 7,145
The Coca-Cola Co. ...................................................... 150,880 10,548
The Hershey Co. ....................................................... 34,769 6,327
The Procter & Gamble Co. ................................................ 62,111 8,901
Tyson Foods, Inc. , Class A ................................................ 147,295 8,634
144,191
Energy (12.2%):
Chevron Corp. ......................................................... 44,385 6,765
ConocoPhillips Co. ..................................................... 54,568 5,108
Coterra Energy, Inc. ..................................................... 245,277 6,456
Devon Energy Corp. ..................................................... 117,507 4,304
Diamondback Energy, Inc. ................................................ 30,516 4,587
EOG Resources, Inc. .................................................... 50,195 5,271
Exxon Mobil Corp. ..................................................... 66,852 8,045
Halliburton Co. ........................................................ 190,770 5,391
Kinder Morgan, Inc. ..................................................... 259,858 7,144
ONEOK, Inc. .......................................................... 74,483 5,475
Phillips 66 Co. ......................................................... 36,341 4,689
SLB Ltd. ............................................................. 133,509 5,124
The Williams Cos., Inc. .................................................. 116,562 7,007
Valero Energy Corp. ..................................................... 31,379 5,108
Viper Energy, Inc. , Class A ................................................ 125,885 4,863
85,337
Financials (16.5%):
Ally Financial, Inc. ...................................................... 131,079 5,937
Blue Owl Capital, Inc. , Class A (a) ........................................... 218,615 3,266
Citizens Financial Group, Inc. .............................................. 106,532 6,223
CME Group, Inc. , Class A ................................................. 37,212 10,162
F&G Annuities & Life, Inc. ................................................ 6,791 210
Fidelity National Financial, Inc. ............................................ 113,187 6,179
Fifth Third Bancorp ..................................................... 141,449 6,621

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
48
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Franklin Resources, Inc. .................................................. 219,962 $ 5,255
Huntington Bancshares, Inc. ............................................... 332,649 5,772
M&T Bank Corp. ....................................................... 33,561 6,762
MetLife, Inc. .......................................................... 76,931 6,073
Principal Financial Group, Inc. ............................................. 77,840 6,866
Prudential Financial, Inc. ................................................. 60,269 6,803
Regions Financial Corp. .................................................. 221,749 6,009
State Street Corp. ....................................................... 54,759 7,064
T. Rowe Price Group, Inc. ................................................. 57,032 5,839
The PNC Financial Services Group, Inc. ...................................... 34,252 7,149
Truist Financial Corp. .................................................... 131,120 6,452
U.S. Bancorp .......................................................... 131,616 7,023
115,665
Health Care (10.7%):
AbbVie, Inc. .......................................................... 34,532 7,890
Amgen, Inc. ........................................................... 24,636 8,064
Bristol-Myers Squibb Co. ................................................. 140,181 7,561
CVS Health Corp. ...................................................... 70,953 5,631
Gilead Sciences, Inc. .................................................... 57,625 7,073
Johnson & Johnson ..................................................... 50,843 10,522
Medtronic PLC ........................................................ 88,797 8,530
Merck & Co., Inc. ...................................................... 76,411 8,043
Pfizer, Inc. ............................................................ 298,201 7,425
UnitedHealth Group, Inc. ................................................. 11,524 3,804
74,543
Industrials (4.5%):
Lockheed Martin Corp. ................................................... 14,626 7,074
Paychex, Inc. .......................................................... 53,709 6,025
Snap-on, Inc. .......................................................... 22,122 7,624
United Parcel Service, Inc. , Class B .......................................... 62,839 6,233
Watsco, Inc. ........................................................... 14,376 4,844
31,800
Information Technology (2.2%):
HP, Inc. .............................................................. 173,300 3,861
International Business Machines Corp. ........................................ 25,117 7,440
Texas Instruments, Inc. ................................................... 21,644 3,755
15,056
Materials (0.5%):
LyondellBasell Industries NV , Class A ........................................ 77,736 3,366
Utilities (24.3%):
Alliant Energy Corp. .................................................... 151,702 9,862
American Electric Power Co., Inc. ........................................... 87,740 10,117
CMS Energy Corp. ...................................................... 147,854 10,340
Consolidated Edison, Inc. ................................................. 92,286 9,166
Dominion Energy, Inc. ................................................... 132,802 7,781
DTE Energy Co. ....................................................... 75,552 9,745
Duke Energy Corp. ...................................................... 85,861 10,064
Edison International ..................................................... 87,726 5,265
Evergy, Inc. ........................................................... 152,217 11,034
Eversource Energy ...................................................... 115,467 7,774
Exelon Corp. .......................................................... 217,234 9,469
FirstEnergy Corp. ....................................................... 194,537 8,709
NextEra Energy, Inc. .................................................... 87,584 7,031
PPL Corp. ............................................................ 278,111 9,740
Public Service Enterprise Group, Inc. ......................................... 102,878 8,261
Sempra .............................................................. 68,334 6,033
The Southern Co. ....................................................... 110,417 9,628
WEC Energy Group, Inc. ................................................. 99,351 10,478

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
49
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 127,602 $ 9,425
169,922
Total Common Stocks (Cost $658,650)
a
a
a
694,859
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .62% (b) ............ 2,074 2,074
Total Investment Companies (Cost $2,074)
a
a
a
2,074
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (b) ........ 1,432,293 1,432
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (b) ............ 1,432,293 1,432
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (b) ............... 1,432,675 1,433
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (b) . 1,431,910 1,432
Total Collateral for Securities Loaned (Cost $5,729)
a
a
a
5,729
Total Investments (Cost $666,453) — 100.5% 702,662
Liabilities in excess of other assets —  (0.5)% (3,632)
NET ASSETS - 100.00% $ 699,030
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 8 3/20/26 $ 2,756 $ 2,757 $ 1
Total unrealized appreciation $ 1
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Free Cash Flow ETF
50
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (4.1%):
Omnicom Group, Inc. .................................................... 1,650,724 $ 133,296
Pinterest, Inc., Class A(a) ................................................. 3,753,158 97,169
230,465
Communications Equipment (1.2%):
F5, Inc.(a) ............................................................ 273,836 69,899
Consumer Discretionary (13.1%):
Airbnb, Inc., Class A(a) .................................................. 1,046,595 142,044
Aptiv PLC(a) .......................................................... 1,002,774 76,301
Carnival Corp.(a) ....................................................... 3,465,694 105,842
Deckers Outdoor Corp.(a) ................................................. 741,307 76,851
Expedia Group, Inc. ..................................................... 467,231 132,371
PulteGroup, Inc. ........................................................ 759,636 89,075
Toll Brothers, Inc. ...................................................... 844,125 114,143
736,627
Electronic Equipment, Instruments & Components (1.0%):
Zebra Technologies Corp.(a) ............................................... 231,628 56,244
Energy (22.1%):
Chevron Corp. ......................................................... 1,184,610 180,546
Coterra Energy, Inc. ..................................................... 5,068,623 133,406
Devon Energy Corp. ..................................................... 4,167,079 152,640
Diamondback Energy, Inc. ................................................ 1,002,996 150,780
EQT Corp. ............................................................ 1,826,399 97,895
Expand Energy Corp. .................................................... 952,489 105,117
Marathon Petroleum Corp. ................................................ 594,309 96,653
Phillips 66 Co. ......................................................... 773,486 99,811
SLB Ltd. ............................................................. 2,784,205 106,858
Valero Energy Corp. ..................................................... 696,314 113,353
1,237,059
Health Care (22.1%):
Amgen, Inc. ........................................................... 469,420 153,646
Cardinal Health, Inc. .................................................... 467,771 96,127
Humana, Inc. .......................................................... 351,543 90,041
Incyte Corp.(a) ......................................................... 1,156,636 114,241
Merck & Co., Inc. ...................................................... 2,285,743 240,597
Royalty Pharma PLC, Class A .............................................. 3,863,224 149,275
Tenet Healthcare Corp.(a) ................................................. 490,832 97,538
The Cigna Group ....................................................... 831,136 228,753
United Therapeutics Corp.(a) .............................................. 139,944 68,188
1,238,406
Industrials (6.3%):
Carlisle Cos., Inc. ....................................................... 189,566 60,635
Delta Air Lines, Inc. ..................................................... 1,438,935 99,862
Mueller Industries, Inc. ................................................... 527,497 60,557
Snap-on, Inc. .......................................................... 195,290 67,297
Textron, Inc. .......................................................... 736,108 64,166
352,517
IT Services (9.3%):
Accenture PLC, Class A .................................................. 589,469 158,155
Cognizant Technology Solutions Corp., Class A ................................. 1,252,795 103,982
Gartner, Inc.(a) ........................................................ 320,725 80,912
GoDaddy, Inc., Class A(a) ................................................. 864,917 107,319
Okta, Inc., Class A(a) .................................................... 790,902 68,389
518,757
Materials (2.8%):
Newmont Corp. ........................................................ 1,559,587 155,725
Software (12.4%):
Adobe, Inc.(a) ......................................................... 470,720 164,748

Victory Portfolios II
VictoryShares Free Cash Flow ETF
51
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Docusign, Inc., Class A(a) ................................................. 1,299,139 $ 88,861
Gen Digital, Inc. ....................................................... 2,590,521 70,436
Nutanix, Inc., Class A(a) .................................................. 1,369,879 70,809
Salesforce, Inc. ........................................................ 628,171 166,409
Zoom Communications, Inc., Class A(a) ...................................... 1,574,647 135,876
697,139
Technology Hardware, Storage & Peripherals (3.5%):
Dell Technologies, Inc., Class C ............................................ 922,969 116,184
NetApp, Inc. .......................................................... 738,559 79,092
195,276
Utilities (1.7%):
NRG Energy, Inc. ....................................................... 596,440 94,977
Total Common Stocks (Cost $5,307,694)
a
a
a
5,583,091
Total Investments (Cost $5,307,694) — 99.6% 5,583,091
Other assets in excess of liabilities —  0.4% 20,461
NET ASSETS - 100.00% $ 5,603,552
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 51 3/20/26 $ 17,613 $ 17,576 $ (37)
Total unrealized appreciation $ —
Total unrealized depreciation (37)
Total net unrealized appreciation (depreciation) $ (37)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
52
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (8.9%):
Angi, Inc., Class A(a) .................................................... 96,115 $ 1,243
Bandwidth, Inc., Class A(a) ................................................ 30,236 467
Cargurus, Inc., Class A(a) ................................................. 53,543 2,053
Cars.com, Inc.(a) ....................................................... 127,906 1,560
DoubleVerify Holdings, Inc.(a) ............................................. 210,163 2,404
EverQuote, Inc., Class A(a) ................................................ 42,074 1,136
fuboTV, Inc., Class A(a)(b) ................................................ 473,253 1,193
Getty Images Holdings, Inc.(a)(b) ........................................... 297,811 399
Iridium Communications, Inc. .............................................. 148,495 2,581
Magnite, Inc.(a) ........................................................ 116,561 1,892
Match Group, Inc. ...................................................... 119,156 3,847
MediaAlpha, Inc., Class A(a) .............................................. 52,565 681
MNTN, Inc., Class A(a) .................................................. 61,940 740
Ooma, Inc.(a) ......................................................... 39,930 468
Playtika Holding Corp. ................................................... 240,445 950
QuinStreet, Inc.(a) ...................................................... 64,572 928
Shutterstock, Inc.(b) ..................................................... 44,577 851
Spok Holdings, Inc. ..................................................... 34,704 458
Stagwell, Inc., Class A(a) ................................................. 103,840 508
TripAdvisor, Inc.(a) ..................................................... 221,881 3,231
Yelp, Inc., Class A(a) .................................................... 148,002 4,498
Ziff Davis, Inc.(a) ....................................................... 125,048 4,395
ZoomInfo Technologies, Inc., Class A(a) ...................................... 310,176 3,154
39,637
Consumer Discretionary (19.3%):
Abercrombie & Fitch Co.(a) ............................................... 31,211 3,929
Adtalem Global Education, Inc.(a) ........................................... 26,902 2,784
American Public Education, Inc.(a) .......................................... 27,543 1,041
Asbury Automotive Group, Inc.(a) ........................................... 14,461 3,363
BorgWarner, Inc. ....................................................... 79,149 3,566
Coursera, Inc.(a) ....................................................... 383,900 2,826
Crocs, Inc.(a) .......................................................... 48,440 4,143
Dillard's, Inc., Class A(b) ................................................. 3,823 2,318
Etsy, Inc.(a) ........................................................... 56,742 3,146
Frontdoor, Inc.(a) ....................................................... 46,421 2,678
Garrett Motion, Inc. ..................................................... 166,853 2,908
Gentex Corp. .......................................................... 121,196 2,820
GigaCloud Technology, Inc., Class A(a)(b) ..................................... 49,248 1,934
Gold.com, Inc. ......................................................... 39,568 1,347
Grand Canyon Education, Inc.(a) ............................................ 12,616 2,098
H&R Block, Inc. ....................................................... 76,126 3,318
KB Home ............................................................ 45,130 2,546
Kontoor Brands, Inc. .................................................... 32,558 1,989
Lear Corp. ............................................................ 22,568 2,586
Monarch Casino & Resort, Inc. ............................................. 9,331 893
Oxford Industries, Inc. ................................................... 44,052 1,507
Peloton Interactive, Inc., Class A(a) .......................................... 367,695 2,265
Perdoceo Education Corp. ................................................. 52,888 1,551
Phinia, Inc. ........................................................... 35,853 2,248
PVH Corp. ........................................................... 42,287 2,834
RCI Hospitality Holdings, Inc. ............................................. 16,575 395
Smith Douglas Homes Corp., Class A(a)(b) .................................... 20,836 349
Strategic Education, Inc. .................................................. 16,078 1,289
Strattec Security Corp.(a) ................................................. 5,593 426
Stride, Inc.(a) .......................................................... 71,601 4,649
Stubhub Holdings, Inc., Class A(a)(b) ........................................ 284,840 3,854
Taylor Morrison Home Corp., Class A(a) ...................................... 59,417 3,498
The Gap, Inc. .......................................................... 109,119 2,793
Udemy, Inc.(a) ......................................................... 355,801 2,081
Upbound Group, Inc. .................................................... 91,498 1,607

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
53
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Visteon Corp. .......................................................... 24,013 $ 2,284
85,863
Consumer Staples (5.3%):
Cal-Maine Foods, Inc. ................................................... 49,288 3,922
Ingredion, Inc. ......................................................... 22,754 2,509
Maplebear, Inc.(a) ...................................................... 95,176 4,281
Molson Coors Beverage Co., Class B ......................................... 85,726 4,002
Spectrum Brands Holdings, Inc. ............................................ 30,906 1,826
The Andersons, Inc. ..................................................... 35,982 1,913
The Honest Co., Inc.(a) ................................................... 445,376 1,149
The Simply Good Foods Co.(a) ............................................. 111,845 2,246
Universal Corp. ........................................................ 34,850 1,838
23,686
Energy (21.4%):
Antero Midstream Corp. .................................................. 158,598 2,821
Antero Resources Corp.(a) ................................................ 93,772 3,231
APA Corp. ............................................................ 169,490 4,146
Cactus, Inc., Class A ..................................................... 48,822 2,230
California Resources Corp. ................................................ 92,232 4,124
Chord Energy Corp. ..................................................... 47,970 4,447
Civitas Resources, Inc. ................................................... 146,963 3,981
Core Natural Resources, Inc. ............................................... 70,075 6,202
Crescent Energy Co., Class A .............................................. 693,994 5,823
Diversified Energy Co. ................................................... 95,124 1,377
Dorian LPG Ltd. ....................................................... 76,246 1,856
Energy Services of America Corp.(b) ......................................... 51,719 423
Forum Energy Technologies, Inc.(a) ......................................... 12,845 475
Gulfport Energy Corp.(a) ................................................. 17,213 3,580
Helix Energy Solutions Group, Inc.(a) ........................................ 183,322 1,149
HF Sinclair Corp. ....................................................... 91,345 4,209
Innovex International, Inc. (a) .............................................. 48,668 1,064
International Seaways, Inc. ................................................ 54,763 2,659
Magnolia Oil & Gas Corp., Class A .......................................... 148,540 3,252
National Energy Services Reunited Corp.(a) .................................... 68,520 1,073
Northern Oil & Gas, Inc. .................................................. 103,456 2,221
NOV, Inc. ............................................................ 177,619 2,776
Oil States International, Inc.(a) ............................................. 67,771 459
Par Pacific Holdings, Inc.(a) ............................................... 86,905 3,054
Permian Resources Corp., Class A ........................................... 366,841 5,147
REX American Resources Corp.(a) .......................................... 18,611 602
Riley Exploration Permian, Inc. ............................................. 16,764 443
Ring Energy, Inc.(a) ..................................................... 510,818 444
SFL Corp. Ltd., Class B .................................................. 207,491 1,620
SM Energy Co. ........................................................ 293,385 5,486
Tidewater, Inc.(a) ....................................................... 53,484 2,701
Transocean Ltd.(a) ...................................................... 633,570 2,617
Viper Energy, Inc., Class A ................................................ 105,897 4,091
Weatherford International PLC ............................................. 29,223 2,287
World Kinect Corp. ..................................................... 144,478 3,385
95,455
Financials (0.4%):
OppFi, Inc. ........................................................... 165,201 1,728
Health Care (16.0%):
Align Technology, Inc.(a) ................................................. 17,663 2,758
Alkermes PLC(a) ....................................................... 205,239 5,743
Amicus Therapeutics, Inc.(a) ............................................... 312,638 4,452
Amphastar Pharmaceuticals, Inc.(a) .......................................... 58,857 1,576
ANI Pharmaceuticals, Inc.(a) .............................................. 24,970 1,971
BioCryst Pharmaceuticals, Inc.(a)(b) ......................................... 302,599 2,360
BioMarin Pharmaceutical, Inc.(a) ........................................... 75,647 4,496
Bioventus, Inc., Class A(a) ................................................ 61,411 457

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
54
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Catalyst Pharmaceuticals, Inc.(a) ............................................ 142,578 $ 3,328
Collegium Pharmaceutical, Inc.(a) ........................................... 78,288 3,625
CONMED Corp. ....................................................... 54,097 2,196
CorMedix, Inc.(a)(b) .................................................... 306,979 3,570
Esperion Therapeutics, Inc.(a)(b) ............................................ 568,840 2,105
GoodRx Holdings, Inc., Class A (a) .......................................... 537,685 1,457
Harmony Biosciences Holdings, Inc.(a) ....................................... 118,476 4,434
InfuSystem Holdings, Inc.(a) ............................................... 49,475 444
Jazz Pharmaceuticals PLC(a) .............................................. 37,142 6,314
Lantheus Holdings, Inc.(a) ................................................ 38,683 2,574
MannKind Corp.(a) ..................................................... 371,309 2,105
MiMedx Group, Inc.(a) ................................................... 63,639 431
Nutex Health, Inc.(a)(b) .................................................. 13,899 2,288
Pacira BioSciences, Inc.(a) ................................................ 85,793 2,220
Pediatrix Medical Group, Inc.(a) ............................................ 91,399 1,955
Progyny, Inc.(a) ........................................................ 96,878 2,488
PTC Therapeutics, Inc.(a) ................................................. 30,769 2,337
SIGA Technologies, Inc. .................................................. 69,885 427
Tactile Systems Technology, Inc.(a) .......................................... 16,142 468
TG Therapeutics, Inc.(a) .................................................. 91,882 2,739
71,318
Industrials (14.1%):
Alamo Group, Inc. ...................................................... 8,390 1,408
Allison Transmission Holdings, Inc. ......................................... 29,863 2,924
Blue Bird Corp.(a) ...................................................... 28,030 1,317
Booz Allen Hamilton Holding Corp., Class A ................................... 31,669 2,672
Concentrix Corp.(b) ..................................................... 91,972 3,824
CoreCivic, Inc.(a) ...................................................... 111,481 2,130
DNOW, Inc.(a) ........................................................ 236,017 3,127
Ennis, Inc. ............................................................ 24,997 450
Genpact Ltd. .......................................................... 55,328 2,588
Gibraltar Industries, Inc.(a) ................................................ 31,874 1,576
Global Industrial Co. .................................................... 15,183 444
Griffon Corp. .......................................................... 26,181 1,928
HNI Corp. ............................................................ 55,808 2,346
IBEX Holdings Ltd.(a) ................................................... 12,271 469
Janus International Group, Inc.(a) ........................................... 114,102 746
Karat Packaging, Inc. .................................................... 19,854 448
KBR, Inc. ............................................................ 66,901 2,689
Korn Ferry ........................................................... 32,435 2,141
Legalzoom.com, Inc.(a) .................................................. 268,278 2,664
Liquidity Services, Inc.(a) ................................................. 14,371 436
Lyft, Inc., Class A(a) .................................................... 291,250 5,642
Matrix Service Co.(a) .................................................... 36,510 427
Miller Industries, Inc. .................................................... 11,664 436
OPENLANE, Inc.(a) .................................................... 79,338 2,363
Sun Country Airlines Holdings, Inc.(a) ........................................ 87,888 1,265
Symbotic, Inc., Class A(a) ................................................. 89,986 5,354
TaskUS, Inc., Class A(a) .................................................. 41,799 493
Tennant Co. ........................................................... 10,866 801
The Middleby Corp.(a) ................................................... 17,054 2,535
Tutor Perini Corp. ...................................................... 69,538 4,661
Upwork, Inc.(a) ........................................................ 119,371 2,366
62,670
Information Technology (11.6%):
Amdocs Ltd. .......................................................... 41,014 3,302
Aviat Networks, Inc.(a) ................................................... 20,732 443
BILL Holdings, Inc.(a) ................................................... 42,120 2,297
BK Technologies Corp.(a) ................................................. 5,830 435
Clear Secure, Inc., Class A ................................................ 109,627 3,846
Climb Global Solutions, Inc. ............................................... 4,151 427
Commerce.com, Inc.(a) .................................................. 102,625 423

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
55
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Daktronics, Inc.(a) ...................................................... 31,112 $ 615
Dolby Laboratories, Inc., Class A ........................................... 42,200 2,710
Dropbox, Inc., Class A(a) ................................................. 161,067 4,478
ePlus, Inc. ............................................................ 13,101 1,149
Five9, Inc.(a) .......................................................... 94,344 1,892
Freshworks, Inc., Class A(a) ............................................... 179,013 2,193
Harmonic, Inc.(a) ....................................................... 64,801 641
Itron, Inc.(a) .......................................................... 24,041 2,232
Jamf Holding Corp.(a) ................................................... 121,684 1,583
LiveRamp Holdings, Inc.(a) ............................................... 71,313 2,094
Mitek Systems, Inc.(a) ................................................... 49,315 520
NetScout Systems, Inc.(a) ................................................. 95,816 2,593
OneSpan, Inc. ......................................................... 48,762 626
PagerDuty, Inc.(a) ...................................................... 209,809 2,750
PC Connection, Inc. ..................................................... 8,987 519
Penguin Solutions, Inc.(a) ................................................. 105,922 2,072
Rapid7, Inc.(a) ......................................................... 113,334 1,723
RingCentral, Inc., Class A(a) ............................................... 164,478 4,750
Sprinklr, Inc., Class A(a) .................................................. 158,853 1,236
Sprout Social, Inc., Class A(a) .............................................. 110,886 1,250
Tenable Holdings, Inc.(a) ................................................. 90,920 2,139
The Hackett Group, Inc.(b) ................................................ 22,920 450
Turtle Beach Corp.(a) .................................................... 30,377 426
51,814
Materials (2.4%):
Century Aluminum Co.(a) ................................................. 98,845 3,873
Coeur Mining, Inc.(a) .................................................... 182,553 3,255
Contango ORE, Inc.(a) ................................................... 16,533 437
NewMarket Corp. ...................................................... 3,312 2,276
SunCoke Energy, Inc. .................................................... 153,737 1,107
10,948
Utilities (0.1%):
Genie Energy Ltd., Class B ................................................ 32,087 442
Total Common Stocks (Cost $429,204)
a
a
a
443,561
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(c) ........ 3,650,710 3,650
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(c) ............ 3,650,710 3,651
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(c) ............... 3,650,710 3,651
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.69%(c) . 3,650,710 3,651
Total Collateral for Securities Loaned (Cost $14,603)
a
a
a
14,603
Total Investments (Cost $443,807) — 102.8% 458,164
Liabilities in excess of other assets —  (2.8)% (12,678)
NET ASSETS - 100.00% $ 445,486
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
56
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 15 3/20/26 $ 1,910 $ 1,874 $ (36)
Total unrealized appreciation $ —
Total unrealized depreciation (36)
Total net unrealized appreciation (depreciation) $ (36)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
57
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (4.4%):
Match Group, Inc. ...................................................... 49,998 $ 1,614
Pinterest, Inc. , Class A (a) ................................................. 95,311 2,468
Reddit, Inc. , Class A (a) ................................................... 23,130 5,317
Spotify Technology SA (a) ................................................. 10,038 5,829
The New York Times Co. , Class A ........................................... 61,200 4,249
The Trade Desk, Inc. , Class A (a) ............................................ 224,625 8,526
28,003
Communications Equipment (2.0%):
Arista Networks, Inc. (a) .................................................. 29,538 3,870
Motorola Solutions, Inc. .................................................. 23,285 8,926
12,796
Consumer Discretionary (12.7%):
Airbnb, Inc. , Class A (a) .................................................. 38,074 5,167
Booking Holdings, Inc. ................................................... 605 3,240
Brinker International, Inc. (a) ............................................... 9,371 1,345
Chewy, Inc. , Class A (a) .................................................. 44,894 1,484
Deckers Outdoor Corp. (a) ................................................. 75,285 7,805
DoorDash, Inc. , Class A (a) ................................................ 25,341 5,739
DraftKings, Inc. (a) ...................................................... 85,360 2,942
Duolingo, Inc. , Class A (a) ................................................. 17,429 3,059
Expedia Group, Inc. ..................................................... 27,700 7,848
Hilton Worldwide Holdings, Inc. ............................................ 10,935 3,141
Marriott International, Inc. , Class A .......................................... 6,051 1,877
Ralph Lauren Corp. , Class A ............................................... 34,593 12,232
SharkNinja, Inc. (a) ...................................................... 14,416 1,613
The TJX Cos., Inc. ...................................................... 68,637 10,543
Viking Holdings Ltd. (a) .................................................. 163,529 11,678
Wingstop, Inc. ......................................................... 7,007 1,671
81,384
Consumer Staples (1.9%):
Celsius Holdings, Inc. (a) .................................................. 100,212 4,584
Coca-Cola Consolidated, Inc. .............................................. 39,504 6,056
Maplebear, Inc. (a) ...................................................... 27,732 1,247
11,887
Electronic Equipment, Instruments & Components (2.5%):
Amphenol Corp. , Class A ................................................. 120,001 16,217
Health Care (18.2%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 30,349 12,068
Cardinal Health, Inc. .................................................... 84,177 17,298
Dexcom, Inc. (a) ........................................................ 40,071 2,660
Doximity, Inc. , Class A (a) ................................................. 42,805 1,895
Halozyme Therapeutics, Inc. (a) ............................................. 108,626 7,311
IDEXX Laboratories, Inc. (a) ............................................... 17,346 11,735
Incyte Corp. (a) ......................................................... 114,157 11,275
McKesson Corp. ....................................................... 20,090 16,480
Medpace Holdings, Inc. (a) ................................................ 18,050 10,138
Neurocrine Biosciences, Inc. (a) ............................................. 29,803 4,227
ResMed, Inc. .......................................................... 10,551 2,541
Royalty Pharma PLC , Class A .............................................. 451,741 17,455
Veeva Systems, Inc. , Class A (a) ............................................. 8,281 1,849
116,932
Industrials (19.8%):
Armstrong World Industries, Inc. ............................................ 17,350 3,316
Cintas Corp. .......................................................... 35,515 6,680
Comfort Systems USA, Inc. ............................................... 12,229 11,413
EMCOR Group, Inc. .................................................... 5,513 3,373
ExlService Holdings, Inc. (a) ............................................... 55,904 2,373
GE Vernova, Inc. ....................................................... 25,716 16,807

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
58
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hubbell, Inc. , Class B .................................................... 4,693 $ 2,084
IES Holdings, Inc. (a) .................................................... 8,727 3,395
Lennox International, Inc. ................................................. 8,184 3,974
Lincoln Electric Holdings, Inc. ............................................. 14,529 3,482
Lyft, Inc. , Class A (a) .................................................... 306,225 5,932
Mueller Industries, Inc. ................................................... 94,249 10,820
Nextpower, Inc. , Class A (a) ................................................ 88,832 7,738
Paycom Software, Inc. ................................................... 22,196 3,537
Paylocity Holding Corp. (a) ................................................ 29,990 4,573
Rollins, Inc. ........................................................... 109,754 6,587
Sterling Infrastructure, Inc. (a) .............................................. 16,129 4,939
Trane Technologies PLC .................................................. 6,870 2,674
Uber Technologies, Inc. (a) ................................................ 233,010 19,039
Vertiv Holdings Co. , Class A ............................................... 27,892 4,519
127,255
IT Services (2.4%):
Gartner, Inc. (a) ........................................................ 47,980 12,105
Snowflake, Inc. , Class A (a) ................................................ 15,774 3,460
15,565
Materials (1.1%):
NewMarket Corp. ...................................................... 10,213 7,019
Semiconductors & Semiconductor Equipment (14.8%):
Astera Labs, Inc. (a) ..................................................... 10,322 1,717
Broadcom, Inc. ........................................................ 57,442 19,881
Credo Technology Group Holding Ltd. (a) ..................................... 40,647 5,849
KLA Corp. ........................................................... 13,274 16,129
Lam Research Corp. ..................................................... 107,390 18,383
Lattice Semiconductor Corp. (a) ............................................. 28,870 2,124
Monolithic Power Systems, Inc. ............................................ 7,955 7,210
NVIDIA Corp. ......................................................... 108,190 20,177
Rambus, Inc. (a) ........................................................ 38,034 3,495
94,965
Software (19.8%):
Adobe, Inc. (a) ......................................................... 44,921 15,721
AppLovin Corp. , Class A (a) ............................................... 17,246 11,621
Atlassian Corp. , Class A (a) ................................................ 45,187 7,327
Autodesk, Inc. (a) ....................................................... 4,229 1,252
Cadence Design Systems, Inc. (a) ............................................ 7,192 2,248
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 12,731 5,968
Datadog, Inc. , Class A (a) ................................................. 8,174 1,112
Docusign, Inc. , Class A (a) ................................................. 40,339 2,759
Dynatrace, Inc. (a) ...................................................... 83,720 3,628
Elastic NV (a) .......................................................... 34,087 2,572
Fair Isaac Corp. (a) ...................................................... 1,421 2,402
Fortinet, Inc. (a) ........................................................ 40,405 3,209
HubSpot, Inc. (a) ....................................................... 12,173 4,885
InterDigital, Inc. ....................................................... 19,229 6,122
Intuit, Inc. ............................................................ 3,628 2,403
Manhattan Associates, Inc. (a) .............................................. 31,865 5,523
Nutanix, Inc. , Class A (a) .................................................. 69,122 3,573
Palantir Technologies, Inc. , Class A (a) ........................................ 72,568 12,898
Palo Alto Networks, Inc. (a) ................................................ 8,541 1,573
PTC, Inc. (a) ........................................................... 16,708 2,911
Salesforce, Inc. ........................................................ 43,229 11,452
Samsara, Inc. , Class A (a) ................................................. 26,382 935
ServiceNow, Inc. (a) ..................................................... 53,384 8,178
UiPath, Inc. , Class A (a) .................................................. 74,989 1,229
Workday, Inc. , Class A (a) ................................................. 17,006 3,653
Zscaler, Inc. (a) ......................................................... 9,653 2,171
127,325

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
59
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (0.2%):
Pure Storage, Inc. , Class A (a) .............................................. 16,464 $ 1,103
Total Common Stocks (Cost $595,631)
a
a
a
640,451
Total Investments (Cost $595,631) — 99.8% 640,451
Other assets in excess of liabilities —  0.2% 1,283
NET ASSETS - 100.00% $ 641,734
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 4 3/20/26 $ 1,377 $ 1,379 $ 2
Total unrealized appreciation $ 2
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares International Free Cash Flow ETF
60
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Australia (2.4%):
Energy (0.8%):
Santos Ltd. ........................................................... 204,275 $ 841
Industrials (1.6%):
Brambles Ltd. ......................................................... 65,924 1,010
Computershare Ltd. ..................................................... 32,855 748
1,758
2,599
Austria (0.7%):
Industrials (0.7%):
ANDRITZ AG ......................................................... 9,472 743
Belgium (0.4%):
Consumer Discretionary (0.4%):
D'ieteren Group ........................................................ 2,291 414
Canada (18.8%):
Consumer Discretionary (0.7%):
Gildan Activewear, Inc., Class A ............................................ 11,747 734
Consumer Staples (0.5%):
Saputo, Inc. ........................................................... 16,650 501
Energy (7.6%):
ARC Resources Ltd. ..................................................... 47,765 896
Canadian Natural Resources Ltd. ............................................ 60,650 2,055
Cenovus Energy, Inc. .................................................... 75,501 1,277
Imperial Oil Ltd. ....................................................... 15,932 1,377
Suncor Energy, Inc. ..................................................... 43,269 1,921
Whitecap Resources, Inc.(a) ............................................... 94,162 789
8,315
Industrials (0.7%):
TFI International, Inc. .................................................... 7,344 759
Information Technology (2.9%):
CGI, Inc. ............................................................. 13,360 1,234
Constellation Software, Inc. ............................................... 519 1,249
Open Text Corp. ........................................................ 20,610 671
3,154
Materials (6.4%):
Agnico Eagle Mines Ltd. ................................................. 8,694 1,474
Barrick Mining Corp. .................................................... 31,795 1,385
CCL Industries, Inc., Class B .............................................. 9,435 596
Kinross Gold Corp. ..................................................... 71,005 1,999
Pan American Silver Corp. ................................................ 26,291 1,362
6,816
20,279
Denmark (2.0%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 7,167 798
Health Care (1.3%):
Genmab A/S(b) ........................................................ 4,258 1,358
2,156
Finland (0.7%):
Industrials (0.7%):
Wartsila Oyj Abp ....................................................... 21,185 757
France (12.4%):
Communication Services (1.7%):
Publicis Groupe SA ..................................................... 17,523 1,825

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
61
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (3.1%):
Ipsen SA ............................................................. 4,817 $ 674
Sanofi SA ............................................................ 27,309 2,654
3,328
Industrials (5.4%):
Bouygues SA .......................................................... 17,114 892
Bureau Veritas SA ...................................................... 22,337 713
Dassault Aviation SA .................................................... 1,458 469
Eiffage SA ............................................................ 9,523 1,370
SPIE SA ............................................................. 10,520 609
Vinci SA ............................................................. 12,330 1,740
5,793
Information Technology (2.2%):
Capgemini SE ......................................................... 8,584 1,435
Dassault Systemes SE .................................................... 35,353 990
2,425
13,371
Germany (2.6%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA ............................................. 3,919 362
Consumer Staples (0.7%):
Beiersdorf AG ......................................................... 6,427 708
Industrials (0.6%):
GEA Group AG ........................................................ 8,841 600
Materials (1.0%):
Heidelberg Materials AG ................................................. 4,317 1,131
2,801
Hong Kong (2.2%):
Consumer Discretionary (0.7%):
Galaxy Entertainment Group Ltd. ........................................... 150,262 740
Industrials (1.5%):
SITC International Holdings Co. Ltd. ......................................... 220,250 788
Techtronic Industries Co. Ltd. .............................................. 68,863 796
1,584
2,324
Israel (2.6%):
Information Technology (2.6%):
Check Point Software Technologies Ltd.(b) .................................... 5,192 964
Nice Ltd.(b) ........................................................... 8,423 946
Wix.com Ltd.(b) ....................................................... 8,742 908
2,818
Italy (0.9%):
Health Care (0.5%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 8,347 476
Materials (0.4%):
Buzzi SpA ............................................................ 7,619 466
942
Japan (24.3%):
Consumer Discretionary (7.3%):
Aisin Corp. ........................................................... 51,400 960
Bandai Namco Holdings, Inc. .............................................. 28,800 767
Bridgestone Corp. ...................................................... 43,600 978
Denso Corp. .......................................................... 218,500 3,011
Niterra Co. Ltd. ........................................................ 8,900 392
Subaru Corp. .......................................................... 47,600 1,031
Suzuki Motor Corp. ..................................................... 62,500 932
8,071

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
62
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.0%):
MatsukiyoCocokara & Co. ................................................ 20,000 $ 346
Suntory Beverage & Food Ltd. ............................................. 13,700 413
Toyo Suisan Kaisha Ltd. .................................................. 4,400 302
1,061
Energy (0.8%):
Inpex Corp. ........................................................... 43,900 876
Health Care (4.6%):
Astellas Pharma, Inc. .................................................... 118,600 1,585
Shionogi & Co. Ltd. ..................................................... 53,900 978
Takeda Pharmaceutical Co. Ltd. ............................................ 79,600 2,457
5,020
Industrials (4.9%):
Japan Airlines Co. Ltd. ................................................... 39,400 731
Kawasaki Kisen Kaisha Ltd. ............................................... 60,500 842
Komatsu Ltd. .......................................................... 34,100 1,089
NIDEC Corp. .......................................................... 60,800 828
Obayashi Corp. ........................................................ 46,000 960
Taisei Corp. ........................................................... 7,800 739
5,189
Information Technology (3.6%):
Canon, Inc. ........................................................... 43,800 1,296
Otsuka Corp. .......................................................... 19,700 407
Renesas Electronics Corp. ................................................. 68,900 942
SCREEN Holdings Co. Ltd. ............................................... 5,900 574
Trend Micro, Inc. ....................................................... 6,600 274
Yokogawa Electric Corp. ................................................. 11,400 365
3,858
Materials (2.1%):
Nippon Sanso Holdings Corp. .............................................. 31,000 924
Shin-Etsu Chemical Co. Ltd. ............................................... 42,700 1,328
2,252
26,327
Luxembourg (1.0%):
Energy (1.0%):
Tenaris SA ............................................................ 56,757 1,101
Netherlands (1.5%):
Consumer Staples (0.5%):
JDE Peet's NV ......................................................... 15,475 579
Industrials (1.0%):
Wolters Kluwer NV ..................................................... 9,724 1,010
1,589
Norway (4.2%):
Consumer Staples (0.5%):
Orkla ASA ............................................................ 47,909 535
Energy (3.1%):
Equinor ASA .......................................................... 144,866 3,408
Materials (0.6%):
Norsk Hydro ASA ...................................................... 81,973 636
4,579
Portugal (1.0%):
Energy (1.0%):
Galp Energia SGPS SA ................................................... 60,109 1,033
Spain (1.9%):
Energy (0.9%):
Repsol SA ............................................................ 50,140 938

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
63
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (1.0%):
Aena SME SA(c) ....................................................... 41,323 $ 1,157
2,095
Sweden (2.5%):
Consumer Discretionary (2.0%):
Autoliv, Inc. .......................................................... 6,409 761
Evolution AB(c) ........................................................ 20,273 1,387
2,148
Industrials (0.5%):
Securitas AB, Class B .................................................... 34,786 556
2,704
Switzerland (3.0%):
Consumer Staples (2.2%):
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates ................... 160 2,341
Materials (0.8%):
DSM-Firmenich AG ..................................................... 10,764 870
3,211
United Kingdom (14.2%):
Communication Services (1.6%):
Auto Trader Group PLC(c) ................................................ 61,616 487
Informa PLC .......................................................... 76,828 915
Rightmove PLC ........................................................ 47,504 333
1,735
Energy (7.4%):
BP PLC .............................................................. 437,643 2,553
Shell PLC ............................................................ 117,579 4,348
TechnipFMC PLC ...................................................... 25,677 1,144
8,045
Industrials (3.5%):
Ashtead Group PLC ..................................................... 18,757 1,286
International Consolidated Airlines Group SA ................................... 350,483 1,956
Intertek Group PLC ..................................................... 8,480 529
3,771
Materials (1.7%):
Endeavour Mining PLC .................................................. 34,560 1,803
15,354
Total Common Stocks (Cost $103,374) 107,197
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(d) ........ 134,250 135
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(d) ............ 134,250 134
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(d) ............... 134,250 134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.69%(d) . 134,250 134
Total Collateral for Securities Loaned (Cost $537) 537
Total Investments (Cost $103,911) — 99.8% 107,734
Other assets in excess of liabilities — 0.2% 244
NET ASSETS - 100.00% $ 107,978
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$3,031 (thousands) and amounted to 2.8% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
64
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 5 3/20/26 $ 725 $ 726 $ 1
Total unrealized appreciation $ 1
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
65
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (4.2%):
Health Care (0.1%):
Pro Medicus Ltd. ....................................................... 2,300 $ 339
Industrials (1.3%):
Brambles Ltd. ......................................................... 142,739 2,187
Computershare Ltd. ..................................................... 30,676 699
2,886
Information Technology (0.6%):
Technology One Ltd. .................................................... 16,030 299
WiseTech Global Ltd. .................................................... 26,194 1,196
1,495
Materials (2.2%):
Evolution Mining Ltd. ................................................... 585,845 4,956
9,676
Belgium (0.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 2,731 494
Canada (21.3%):
Consumer Discretionary (1.9%):
Dollarama, Inc. ........................................................ 29,577 4,421
Energy (1.7%):
ARC Resources Ltd. ..................................................... 37,957 712
Imperial Oil Ltd. ....................................................... 37,382 3,230
3,942
Industrials (2.6%):
Bombardier, Inc., Class B(a) ............................................... 29,626 5,041
Stantec, Inc. ........................................................... 7,856 741
5,782
Information Technology (3.5%):
Celestica, Inc.(a) ....................................................... 11,250 3,326
Constellation Software, Inc. ............................................... 1,200 2,887
Lumine Group, Inc.(a) ................................................... 23,784 470
Shopify, Inc., Class A(a) .................................................. 5,479 882
The Descartes Systems Group, Inc.(a) ........................................ 7,921 694
8,259
Materials (11.6%):
Agnico Eagle Mines Ltd. ................................................. 46,199 7,831
Alamos Gold, Inc. ...................................................... 94,403 3,642
Kinross Gold Corp. ..................................................... 252,236 7,103
Lundin Gold, Inc. ....................................................... 45,072 3,745
Pan American Silver Corp. ................................................ 88,118 4,565
26,886
49,290
Denmark (6.8%):
Consumer Discretionary (1.0%):
Pandora A/S .......................................................... 21,169 2,357
Health Care (4.3%):
Genmab A/S(a) ........................................................ 9,321 2,973
Novo Nordisk A/S, Class B ................................................ 134,995 6,910
9,883
Industrials (1.5%):
Vestas Wind Systems A/S ................................................. 130,380 3,557
15,797

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
66
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Finland (1.7%):
Industrials (1.7%):
Wartsila Oyj Abp ....................................................... 110,730 $ 3,956
France (10.1%):
Consumer Discretionary (0.5%):
Hermes International SCA ................................................ 490 1,222
Industrials (9.6%):
Airbus SE ............................................................ 23,324 5,438
Safran SA ............................................................ 18,201 6,361
Schneider Electric SE .................................................... 6,218 1,716
SPIE SA ............................................................. 54,120 3,133
Thales SA ............................................................ 21,246 5,737
22,385
23,607
Germany (7.8%):
Communication Services (0.2%):
CTS Eventim AG & Co. KGaA ............................................. 4,556 420
Industrials (7.4%):
HOCHTIEF AG ........................................................ 8,282 3,280
Rational AG .......................................................... 1,403 1,091
Rheinmetall AG ........................................................ 2,820 5,173
Siemens Energy AG(a) ................................................... 54,136 7,658
17,202
Information Technology (0.2%):
Nemetschek SE ........................................................ 4,803 524
18,146
Hong Kong (0.5%):
Consumer Staples (0.5%):
Alibaba Health Information Technology Ltd.(a) ................................. 1,884,826 1,223
Ireland (2.3%):
Industrials (2.3%):
Ryanair Holdings PLC ................................................... 155,966 5,416
Israel (2.4%):
Information Technology (2.4%):
Monday.com Ltd.(a) ..................................................... 6,350 937
Nice Ltd.(a) ........................................................... 12,916 1,451
Nova Ltd.(a) .......................................................... 6,061 1,990
Wix.com Ltd.(a) ........................................................ 10,681 1,110
5,488
Italy (1.7%):
Consumer Discretionary (1.4%):
Ferrari NV ............................................................ 4,802 1,798
Moncler SpA .......................................................... 22,370 1,444
3,242
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 11,137 635
3,877
Japan (11.7%):
Communication Services (1.0%):
Capcom Co. Ltd. ....................................................... 15,200 354
Konami Group Corp. .................................................... 15,000 2,043
2,397
Consumer Discretionary (2.4%):
Asics Corp. ........................................................... 52,400 1,256
Bandai Namco Holdings, Inc. .............................................. 103,200 2,749
Fast Retailing Co. Ltd. ................................................... 3,300 1,200

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
67
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sanrio Co. Ltd. ........................................................ 10,800 $ 339
5,544
Industrials (3.2%):
BayCurrent, Inc. ....................................................... 12,000 498
Fujikura Ltd. .......................................................... 35,900 3,998
MonotaRO Co. Ltd. ..................................................... 23,200 370
Recruit Holdings Co. Ltd. ................................................. 46,300 2,615
7,481
Information Technology (4.8%):
Advantest Corp. ........................................................ 32,700 4,100
Disco Corp. ........................................................... 2,100 646
Lasertec Corp. ......................................................... 13,300 2,517
Obic Co. Ltd. .......................................................... 14,300 449
Otsuka Corp. .......................................................... 39,300 811
Tokyo Electron Ltd. ..................................................... 11,500 2,520
11,043
Materials (0.3%):
Nippon Sanso Holdings Corp. .............................................. 22,600 674
27,139
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. ....................................................... 223,686 563
Netherlands (4.6%):
Communication Services (0.6%):
Universal Music Group NV ................................................ 54,367 1,420
Health Care (1.3%):
Argenx SE(a) .......................................................... 3,459 2,914
Information Technology (2.7%):
ASM International NV ................................................... 1,053 640
ASML Holding NV ..................................................... 5,111 5,534
Topicus.com, Inc.(a) ..................................................... 2,992 277
6,451
10,785
New Zealand (0.8%):
Information Technology (0.8%):
Xero Ltd.(a) ........................................................... 25,765 1,960
Norway (0.3%):
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 28,113 722
Singapore (0.8%):
Communication Services (0.8%):
Sea Ltd., ADR(a) ....................................................... 14,114 1,801
Spain (2.2%):
Consumer Discretionary (1.5%):
Amadeus IT Group SA ................................................... 26,547 1,960
Industria de Diseno Textil SA .............................................. 22,519 1,491
3,451
Industrials (0.7%):
Aena SME SA(b) ....................................................... 58,762 1,645
5,096
Sweden (3.8%):
Consumer Discretionary (1.3%):
Evolution AB(b) ....................................................... 42,633 2,917
Consumer Staples (0.2%):
AAK AB ............................................................. 20,199 579

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
68
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.3%):
Swedish Orphan Biovitrum AB(a) ........................................... 21,915 $ 792
Industrials (2.0%):
AddTech AB, B Shares ................................................... 12,729 453
Alfa Laval AB ......................................................... 20,354 1,030
Atlas Copco AB, Class A ................................................. 92,108 1,663
Epiroc AB, Class A ...................................................... 29,470 672
Indutrade AB .......................................................... 32,255 842
4,660
8,948
Switzerland (1.4%):
Consumer Discretionary (0.3%):
On Holding AG, Class A(a) ................................................ 16,911 786
Health Care (0.6%):
Straumann Holding AG, Class R ............................................ 12,510 1,477
Industrials (0.5%):
Belimo Holding AG, Class R .............................................. 1,083 1,068
3,331
United Kingdom (14.9%):
Communication Services (0.9%):
Auto Trader Group PLC(b) ................................................ 188,016 1,485
Rightmove PLC ........................................................ 97,336 682
2,167
Consumer Discretionary (2.5%):
Compass Group PLC .................................................... 76,204 2,428
InterContinental Hotels Group PLC .......................................... 5,821 —
Next PLC ............................................................ 18,563 3,422
5,850
Energy (1.6%):
TechnipFMC PLC ...................................................... 82,343 3,669
Health Care (2.3%):
AstraZeneca PLC ....................................................... 28,926 5,376
Industrials (5.7%):
Diploma PLC ......................................................... 17,625 1,258
International Consolidated Airlines Group SA ................................... 549,490 3,066
Rolls-Royce Holdings PLC ................................................ 572,754 8,878
13,202
Information Technology (1.9%):
Halma PLC ........................................................... 53,846 2,567
The Sage Group PLC .................................................... 132,831 1,939
4,506
34,770
Total Common Stocks (Cost $219,041) 232,085
Total Investments (Cost $219,041) — 99.7% 232,085
Other assets in excess of liabilities — 0.3% 747
NET ASSETS - 100.00% $ 232,832
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$6,047 (thousands) and amounted to 2.6% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
69
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 5 3/20/26 $ 722 $ 726 $ 4
Total unrealized appreciation $ 4
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4

Statements of Assets and Liabilities
December 31, 2025
70
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
Assets:
Investments, at value (Cost $388,635, $50,673 and $332,412) $ 524,646(a) $ 63,004(b) $ 356,851(c)
Foreign currency, at value (Cost $—, $19 and $—) — 19 —
Cash 762 281 1,044
Deposit with broker for futures contracts 188 69 411
Receivables:
Dividends, interest, and securities lending income 445 60 774
Investments sold — 4 —
From Adviser —(d) 15 2
Reclaims — 386 —
Prepaid expenses 1 —(d) 1
Total Assets 526,042 63,838 359,083
Liabilities:
Payables:
Collateral received on loaned securities 3,114 1,558 4,617
Investments purchased — 4 —
Variation margin on open futures contracts 7 2 10
Accrued expenses and other payables:
Investment advisory fees 134 22 91
Administration fees 9 1 6
Custodian fees 4 1 3
Compliance fees —(d) —(d) —(d)
Other accrued expenses 21 19 18
Total Liabilities 3,289 1,607 4,745
Commitments and contingencies (Note 5 )
Net Assets:
Capital 453,456 31,391 380,755
Total accumulated earnings (loss) 69,297 30,840 (26,417)
Net Assets $ 522,753 $ 62,231 $ 354,338
Shares outstanding (unlimited shares authorized, no par value): 5,750 1,150 5,150
Net asset value: $ 90.91 $ 54.11 $ 68.80
(a) Includes $2,489 thousand of securities on loan.
(b) Includes $1,478 thousand of securities on loan.
(c) Includes $4,484 thousand of securities on loan.
(d) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
71
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
Assets:
Investments, at value (Cost $250,298, $213,738 and $139,916) $ 253,338(a) $ 222,380(b) $ 159,788
Cash 891 589 251
Deposit with broker for futures contracts 320 210 85
Receivables:
Dividends, interest, and securities lending income 685 570 149
From Adviser 3 4 4
Prepaid expenses 1 —(c) —(c)
Total Assets 255,238 223,753 160,277
Liabilities:
Payables:
Collateral received on loaned securities 11,834 4,736 —
Variation margin on open futures contracts 9 5 3
Accrued expenses and other payables:
Investment advisory fees 64 57 41
Administration fees 4 4 3
Custodian fees 3 2 1
Compliance fees —(c) —(c) —(c)
Other accrued expenses 18 16 16
Total Liabilities 11,932 4,820 64
Commitments and contingencies (Note 5 )
Net Assets:
Capital 321,837 232,500 165,543
Total accumulated earnings (loss) (78,531) (13,567) (5,330)
Net Assets $ 243,306 $ 218,933 $ 160,213
Shares outstanding (unlimited shares authorized, no par value): 4,150 4,150 2,900
Net asset value: $ 58.63 $ 52.75 $ 55.25
(a) Includes $10,680 thousand of securities on loan.
(b) Includes $4,588 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
72
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Investments, at value (Cost $341,619, $666,453 and $5,307,694) $ 404,136(a) $ 702,662(b) $ 5,583,091
Cash — — 15,434
Deposit with broker for futures contracts 198 808 2,192
Receivables:
Dividends, interest, and securities lending income 345 1,538 4,758
Capital shares issued — — 12,594
From Adviser 1 — 1
Prepaid expenses 1 2 22
Total Assets 404,681 705,010 5,618,092
Liabilities:
Payables:
Collateral received on loaned securities 2,464 5,729 —
Investments purchased — — 12,548
Payable to Adviser — —(c) —
Variation margin on open futures contracts 8 21 132
Accrued expenses and other payables:
Investment advisory fees 104 180 1,636
Administration fees 7 13 98
Custodian fees 4 6 27
Compliance fees —(c) —(c) 3
Trustees' fees — — 7
Other accrued expenses 19 31 89
Total Liabilities 2,606 5,980 14,540
Commitments and contingencies (Note 5 )
Net Assets:
Capital 474,686 1,073,504 5,265,944
Total accumulated earnings (loss) (72,611) (374,474) 337,608
Net Assets $ 402,075 $ 699,030 $ 5,603,552
Shares outstanding (unlimited shares authorized, no par value): 5,450 10,600 142,380
Net asset value: $ 73.78 $ 65.95 $ 39.36
(a) Includes $1,979 thousand of securities on loan.
(b) Includes $5,571 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
73
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares
Free Cash Flow
Growth ETF
VictoryShares
International Free
Cash Flow ETF
Assets:
Investments, at value (Cost $443,807, $595,631 and $103,911) $ 458,164(a) $ 640,451 $ 107,734(b)
Foreign currency, at value (Cost $—, $— and $2) — — 2
Cash 1,561 1,163 613
Deposit with broker for futures contracts 277 231 107
Receivables:
Dividends, interest, and securities lending income 291 139 119
Capital shares issued 295 — —
From Adviser 5 2 6
Reclaims — — 9
Prepaid expenses —(c) 1 21
Total Assets 460,593 641,987 108,611
Liabilities:
Payables:
Collateral received on loaned securities 14,603 — 537
Investments purchased 294 — 30
Variation margin on open futures contracts 14 10 3
Accrued expenses and other payables:
Investment advisory fees 169 196 47
Administration fees 8 12 2
Custodian fees 2 3 —(c)
Compliance fees —(c) —(c) —(c)
Trustees' fees —(c) 1 —(c)
Other accrued expenses 17 31 14
Total Liabilities 15,107 253 633
Commitments and contingencies (Note 5 )
Net Assets:
Capital 442,502 572,103 100,898
Total accumulated earnings (loss) 2,984 69,631 7,080
Net Assets $ 445,486 $ 641,734 $ 107,978
Shares outstanding (unlimited shares authorized, no par value): 15,120 22,775 3,800
Net asset value: $ 29.46 $ 28.18 $ 28.42
(a) Includes $18,083 thousand of securities on loan.
(b) Includes $503 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
74
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
International Free
Cash Flow Growth
ETF
Assets:
Investments, at value (Cost $219,041) $ 232,085
Cash 684
Deposit with broker for futures contracts 76
Receivables:
Dividends and interest 71
From Adviser 6
Reclaims 9
Prepaid expenses 21
Total Assets 232,952
Liabilities:
Payables:
Variation margin on open futures contracts 4
Accrued expenses and other payables:
Investment advisory fees 99
Administration fees 4
Custodian fees —(a)
Compliance fees —(a)
Trustees' fees 1
Other accrued expenses 12
Total Liabilities 120
Commitments and contingencies (Note 5 )
Net Assets:
Capital 219,580
Total accumulated earnings (loss) 13,252
Net Assets $ 232,832
Shares outstanding (unlimited shares authorized, no par value): 8,450
Net asset value: $ 27.55
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
75
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 4,406 $ 1,036 $ 6,697
Interest 22 11 31
Securities lending (net of fees) 9 3 1
Foreign tax withholding (1) (111) —
Total Income 4,436 939 6,729
Expenses:
Investment advisory fees 796 186 542
Administration fees 125 22 85
Sub-Administration fees 10 12 10
Custodian fees 12 27 8
Trustees' fees 13 4 9
Compliance fees 2 — (a) 1
Legal and audit fees 17 8 13
Other expenses 25 14 22
Recoupment of prior expenses waived/reimbursed by Adviser 2 — —
Total Expenses 1,002 273 690
Expenses waived/reimbursed by Adviser (73) (64) (59)
Net Expenses 929 209 631
Net Investment Income (Loss) 3,507 730 6,098
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 3,917 267 3,356
Net realized gains (losses) from futures contracts 126 40 186
Net realized gains (losses) from in-kind redemptions 8,177 23,321 1,769
Net change in unrealized appreciation/depreciation on investment securities 6,025 (17,422) 7,520
Net change in unrealized appreciation/depreciation on futures contracts (33) (13) (57)
Net realized/unrealized gains (losses) on investments 18,212 6,193 12,774
Change in net assets resulting from operations $ 21,719 $ 6,923 $ 18,872
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
76
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
Investment Income:
Dividends $ 5,515 $ 3,379 $ 1,176
Interest 22 17 8
Securities lending (net of fees) 6 — (a) —
Foreign tax withholding (4) — — (a)
Total Income 5,539 3,396 1,184
Expenses:
Investment advisory fees 398 355 197
Administration fees 63 56 31
Sub-Administration fees 10 10 10
Custodian fees 7 6 3
Trustees' fees 7 6 4
Compliance fees 1 1 1
Legal and audit fees 11 10 7
Other expenses 19 20 16
Total Expenses 516 464 269
Expenses waived/reimbursed by Adviser (52) (50) (38)
Net Expenses 464 414 231
Net Investment Income (Loss) 5,075 2,982 953
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (49) 2,682 3,480
Net realized gains (losses) from futures contracts 263 93 36
Net realized gains (losses) from in-kind redemptions 4,214 4,026 —
Net change in unrealized appreciation/depreciation on investment securities 12,011 (1,386) 11,297
Net change in unrealized appreciation/depreciation on futures contracts (68) (29) (11)
Net realized/unrealized gains (losses) on investments 16,371 5,386 14,802
Change in net assets resulting from operations $ 21,446 $ 8,368 $ 15,755
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
77
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 3,468 $ 13,690 $ 43,761
Interest 4 11 296
Securities lending (net of fees) 5 1 6
Foreign tax withholding (1) — —
Total Income 3,476 13,702 44,063
Expenses:
Investment advisory fees 624 1,104 8,593
Administration fees 98 174 1,151
Sub-Administration fees 10 10 10
Custodian fees 10 16 90
Trustees' fees 11 18 109
Compliance fees 2 3 19
Legal and audit fees 14 22 114
Other expenses 22 31 171
Recoupment of prior expenses waived/reimbursed by Adviser — (a) 8 31
Total Expenses 791 1,386 10,288
Expenses waived/reimbursed by Adviser (63) (99) (699)
Net Expenses 728 1,287 9,589
Net Investment Income (Loss) 2,748 12,415 34,474
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,034 7,725 (1,422)
Net realized gains (losses) from futures contracts 109 414 1,891
Net realized gains (losses) from in-kind redemptions 5,789 5,861 326,762
Net change in unrealized appreciation/depreciation on investment securities 6,273 12,606 202,685
Net change in unrealized appreciation/depreciation on futures contracts (31) (112) (675)
Net realized/unrealized gains (losses) on investments 14,174 26,494 529,241
Change in net assets resulting from operations $ 16,922 $ 38,909 $ 563,715
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
78
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares Free
Cash Flow Growth
ETF
VictoryShares
International Free
Cash Flow ETF
Investment Income:
Dividends $ 2,597 $ 828 $ 950
Interest 18 22 3
Securities lending (net of fees) 73 — (a) — (a)
Foreign tax withholding — (a) — (124)
Total Income 2,688 850 829
Expenses:
Investment advisory fees 826 1,053 200
Administration fees 86 141 18
Sub-Administration fees 10 10 9
Custodian fees 7 11 12
Trustees' fees 8 14 2
Compliance fees 1 2 — (a)
Legal and audit fees 12 17 24
Other expenses 27 21 13
Recoupment of prior expenses waived/reimbursed by Adviser — 4 —
Total Expenses 977 1,273 278
Custody waiver — — (11)
Expenses waived/reimbursed by Adviser (74) (98) (42)
Net Expenses 903 1,175 225
Net Investment Income (Loss) 1,785 (325) 604
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 18,839 (10,845) (2,003)
Net realized gains (losses) from futures contracts 202 94 13
Net realized gains (losses) from in-kind redemptions 4,182 61,990 5,297
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 14,364 (11,714) 3,717
Net change in unrealized appreciation/depreciation on futures contracts (48) (9) 1
Net realized/unrealized gains (losses) on investments 37,539 39,516 7,025
Change in net assets resulting from operations $ 39,324 $ 39,191 $ 7,629
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
79
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
International Free
Cash Flow Growth
ETF
Investment Income:
Dividends $ 699
Interest 10
Foreign tax withholding (83)
Total Income 626
Expenses:
Investment advisory fees 368
Administration fees 33
Sub-Administration fees 9
Custodian fees 12
Trustees' fees 3
Compliance fees — (a)
Legal and audit fees 26
Other expenses 20
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 472
Custody waiver (12)
Expenses waived/reimbursed by Adviser (45)
Net Expenses 415
Net Investment Income (Loss) 211
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (7,219)
Net realized gains (losses) from futures contracts 18
Net realized gains (losses) from in-kind redemptions 7,443
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 12,868
Net change in unrealized appreciation/depreciation on futures contracts 4
Net realized/unrealized gains (losses) on investments 13,114
Change in net assets resulting from operations $ 13,325
(a) Rounds to less than $1 thousand.

80
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares International
Volatility Wtd ETF
VictoryShares US Large Cap
High Div Volatility Wtd ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,507 $ 7,232 $ 730 $ 2,733 $ 6,098 $ 11,725
Net realized gains (losses) 12,220 33,918 23,628 3,217 5,311 23,353
Net change in unrealized appreciation/
depreciation 5,992 20,412 (17,435) 16,495 7,463 6,238
Change in net assets resulting from
operations 21,719 61,562 6,923 22,445 18,872 41,316
Change in net assets resulting from
distributions to shareholders (4,035) (7,078) (1,229) (3,320) (7,044) (11,453)
Change in net assets resulting from capital
transactions (22,469) (38,526) (57,322) 2,197 (6,907) (16,414)
Change in net assets (4,785) 15,958 (51,628) 21,322 4,921 13,449
Net Assets:
Beginning of period 527,538 511,580 113,859 92,537 349,417 335,968
End of period $ 522,753 $ 527,538 $ 62,231 $ 113,859 $ 354,338 $ 349,417
Capital Transactions:
Proceeds from shares issued $ — $ 8,437 $ 10,394 $ 2,197 $ 3,387 $ 9,862
Cost of shares redeemed (22,469) (46,963) (67,716) — (10,294) (26,276)
Change in net assets resulting from capital
transactions $ (22,469) $ (38,526) $ (57,322) $ 2,197 $ (6,907) $ (16,414)
Share Transactions:
Issued — 100 200 50 50 150
Redeemed (250) (550) (1,300) — (150) (400)
Change in Shares (250) (450) (1,100) 50 (100) (250)

81
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Small Cap
High Div Volatility Wtd ETF
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,075 $ 9,801 $ 2,982 $ 6,473 $ 953 $ 1,742
Net realized gains (losses) 4,428 21,476 6,801 13,371 3,516 20,033
Net change in unrealized appreciation/
depreciation 11,943 (9,897) (1,415) 4,117 11,286 (9,812)
Change in net assets resulting from
operations 21,446 21,380 8,368 23,961 15,755 11,963
Change in net assets resulting from
distributions to shareholders (5,783) (9,674) (3,812) (6,236) (1,123) (1,613)
Change in net assets resulting from capital
transactions (43,891) (31,732) (23,842) (21,182) 34,688 (37,937)
Change in net assets (28,228) (20,026) (19,286) (3,457) 49,320 (27,587)
Net Assets:
Beginning of period 271,534 291,560 238,219 241,676 110,893 138,480
End of period $ 243,306 $ 271,534 $ 218,933 $ 238,219 $ 160,213 $ 110,893
Capital Transactions:
Proceeds from shares issued $ — $ 5,427 $ 2,677 $ 35,938 $ 34,688 $ 84,180
Cost of shares redeemed (43,891) (37,159) (26,519) (57,120) — (122,117)
Change in net assets resulting from capital
transactions $ (43,891) $ (31,732) $ (23,842) $ (21,182) $ 34,688 $ (37,937)
Share Transactions:
Issued — 100 50 700 650 1,750
Redeemed (750) (650) (500) (1,100) — (2,550)
Change in Shares (750) (550) (450) (400) 650 (800)

82
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Enhanced
Volatility Wtd ETF
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow
ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,748 $ 5,862 $ 12,415 $ 26,537 $ 34,474 $ 31,702
Net realized gains (losses) 7,932 20,669 14,000 59,062 327,231 109,463
Net change in unrealized appreciation/
depreciation 6,242 23,470 12,494 11,150 202,010 72,238
Change in net assets resulting from
operations 16,922 50,001 38,909 96,749 563,715 213,403
Change in net assets resulting from
distributions to shareholders (2,699) (5,766) (14,499) (26,172) (50,415) (31,008)
Change in net assets resulting from capital
transactions (29,071) (54,905) (59,092) (142,124) 786,473 3,672,972
Change in net assets (14,848) (10,670) (34,682) (71,547) 1,299,773 3,855,367
Net Assets:
Beginning of period 416,923 427,593 733,712 805,259 4,303,779 448,412
End of period $ 402,075 $ 416,923 $ 699,030 $ 733,712 $ 5,603,552 $ 4,303,779
Capital Transactions:
Proceeds from shares issued $ — $ — $ — $ 12,560 $ 2,580,818 $ 5,773,042
Cost of shares redeemed (29,071) (54,905) (59,092) (154,684) (1,794,345) (2,100,070)
Change in net assets resulting from capital
transactions $ (29,071) $ (54,905) $ (59,092) $ (142,124) $ 786,473 $ 3,672,972
Share Transactions:
Issued — — — 200 68,720 168,330
Redeemed (400) (800) (900) (2,450) (48,110) (61,070)
Change in Shares (400) (800) (900) (2,250) 20,610 107,260

83
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Small Cap Free
Cash Flow ETF
VictoryShares Free Cash Flow
Growth ETF
VictoryShares International Free
Cash Flow ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
For the Period
December 4,
2024
(a)
through
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,785 $ 2,425 $ (325) $ 88 $ 604 $ 4
Net realized gains (losses) 23,223 4,118 51,239 (1,717) 3,307 —
Net change in unrealized appreciation/
depreciation 14,316 (368) (11,723) 56,545 3,718 106
Change in net assets resulting from
operations 39,324 6,175 39,191 54,916 7,629 110
Change in net assets resulting from
distributions to shareholders (1,954) (2,414) (79) (47) (659) —
Change in net assets resulting from capital
transactions 126,202 222,915 63,992 483,761 89,475 11,423
Change in net assets 163,572 226,676 103,104 538,630 96,445 11,533
Net Assets:
Beginning of period 281,914 55,238 538,630 — 11,533 —
End of period $ 445,486 $ 281,914 $ 641,734 $ 538,630 $ 107,978 $ 11,533
Capital Transactions:
Proceeds from shares issued $ 151,395 $ 420,477 $ 294,385 $ 606,743 $ 128,501 $ 11,423
Cost of shares redeemed (25,193) (197,562) (230,393) (122,982) (39,026) —
Change in net assets resulting from capital
transactions $ 126,202 $ 222,915 $ 63,992 $ 483,761 $ 89,475 $ 11,423
Share Transactions:
Issued 5,260 16,350 10,600 25,400 4,750 450
Redeemed (900) (7,710) (8,250) (4,975) (1,400) —
Change in Shares 4,360 8,640 2,350 20,425 3,350 450
(a) Commencement of operations.

84
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares International Free
Cash Flow Growth ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 211 $ 2
Net realized gains (losses) 242 —
Net change in unrealized appreciation/depreciation 12,872 176
Change in net assets resulting from operations 13,325 178
Change in net assets resulting from distributions to shareholders (251) —
Change in net assets resulting from capital transactions 208,190 11,390
Change in net assets 221,264 11,568
Net Assets:
Beginning of period 11,568 —
End of period $ 232,832 $ 11,568
Capital Transactions:
Proceeds from shares issued $ 251,906 $ 11,390
Cost of shares redeemed (43,716) —
Change in net assets resulting from capital transactions $ 208,190 $ 11,390
Share Transactions:
Issued 9,600 450
Redeemed (1,600) —
Change in Shares 8,000 450
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
85
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $87.92 $79.31 $71.20 $64.27 $71.26 $50.57
Investment Activities:
Net investment income (loss)(a) 0.60 1.16 1.08 1.08 0.94 0.69
Net realized and unrealized gains (losses) 3.08 8.59 8.14 6.95 (6.99) 20.68
Total from Investment Activities 3.68 9.75 9.22 8.03 (6.05) 21.37
Distributions to Shareholders from:
Net investment income (0.69) (1.14) (1.11) (1.10) (0.94) (0.68)
Total Distributions (0.69) (1.14) (1.11) (1.10) (0.94) (0.68)
Net Asset Value, End of Period $90.91 $87.92 $79.31 $71.20 $64.27 $71.26
Total Return(b)(c) 4.19% 12.36% 13.07% 12.62% (8.63)% 42.51%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.32% 1.37% 1.45% 1.59% 1.30% 1.13%
Gross Expenses(d)(e) 0.38% 0.39% 0.39% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $522,753 $527,538 $511,580 $548,224 $533,403 $705,437
Portfolio Turnover(b)(f) 13% 24% 21% 24% 21% 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $50.60 $42.06 $40.09 $36.36 $44.89 $34.63
Investment Activities:
Net investment income (loss)(a) 0.41 1.22 1.12 1.05 1.20 0.95
Net realized and unrealized gains (losses) 3.78 8.81 2.12 3.60 (8.23) 10.25
Total from Investment Activities 4.19 10.03 3.24 4.65 (7.03) 11.20
Distributions to Shareholders from:
Net investment income (0.68) (1.49) (1.27) (0.92) (1.50) (0.94)
Total Distributions (0.68) (1.49) (1.27) (0.92) (1.50) (0.94)
Net Asset Value, End of Period $54.11 $50.60 $42.06 $40.09 $36.36 $44.89
Total Return(b)(c) 8.60% 24.36% 8.20% 12.96% (16.10)% 32.59%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(d) 1.57% 2.73% 2.76% 2.80% 2.79% 2.34%
Gross Expenses(d)(e) 0.59% 0.60% 0.60% 0.64% 0.58% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $62,231 $113,859 $92,537 $88,199 $92,713 $116,710
Portfolio Turnover(b)(f) 12% 27% 30% 30% 32% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

87
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $66.56 $61.09 $56.55 $58.02 $56.68 $39.52
Investment Activities:
Net investment income (loss)(a) 1.17 2.24 2.12 2.04 1.84 1.45
Net realized and unrealized gains (losses) 2.43 5.42 4.63 (1.52) 1.30 17.10
Total from Investment Activities 3.60 7.66 6.75 0.52 3.14 18.55
Distributions to Shareholders from:
Net investment income (1.36) (2.19) (2.21) (1.99) (1.80) (1.39)
Total Distributions (1.36) (2.19) (2.21) (1.99) (1.80) (1.39)
Net Asset Value, End of Period $68.80 $66.56 $61.09 $56.55 $58.02 $56.68
Total Return(b)(c) 5.44% 12.65% 12.24% 0.86% 5.50% 47.74%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.38% 3.38% 3.65% 3.51% 3.06% 3.04%
Gross Expenses(d)(e) 0.38% 0.39% 0.40% 0.40% 0.40% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $354,338 $349,417 $335,968 $361,890 $284,307 $221,056
Portfolio Turnover(b)(f) 18% 44% 38% 47% 43% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $55.42 $53.50 $51.33 $52.43 $59.95 $36.75
Investment Activities:
Net investment income (loss)(a) 1.12 1.96 1.81 1.97 1.83 1.85
Net realized and unrealized gains (losses) 3.39 1.90 2.24 (1.14) (7.52) 23.26
Total from Investment Activities 4.51 3.86 4.05 0.83 (5.69) 25.11
Distributions to Shareholders from:
Net investment income (1.30) (1.94) (1.88) (1.93) (1.83) (1.91)
Total Distributions (1.30) (1.94) (1.88) (1.93) (1.83) (1.91)
Net Asset Value, End of Period $58.63 $55.42 $53.50 $51.33 $52.43 $59.95
Total Return(b)(c) 8.15% 7.14% 8.02% 1.62% (9.76)% 69.75%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.82% 3.39% 3.45% 3.77% 3.14% 3.51%
Gross Expenses(d)(e) 0.39% 0.40% 0.40% 0.40% 0.40% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $243,306 $271,534 $291,560 $384,979 $270,019 $251,797
Portfolio Turnover(b)(f) 34% 66% 73% 82% 68% 104%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

89
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $51.79 $48.34 $46.24 $41.48 $44.12 $33.14
Investment Activities:
Net investment income (loss)(a) 0.67 1.35 1.01 0.87 0.70 0.66
Net realized and unrealized gains (losses) 1.16 3.41 2.10 4.75 (2.63) 10.95
Total from Investment Activities 1.83 4.76 3.11 5.62 (1.93) 11.61
Distributions to Shareholders from:
Net investment income (0.87) (1.31) (1.01) (0.86) (0.71) (0.63)
Total Distributions (0.87) (1.31) (1.01) (0.86) (0.71) (0.63)
Net Asset Value, End of Period $52.75 $51.79 $48.34 $46.24 $41.48 $44.12
Total Return(b)(c) 3.54% 9.92% 6.81% 13.68% (4.49)% 35.33%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 2.52% 2.63% 2.15% 1.97% 1.55% 1.67%
Gross Expenses(d)(e) 0.39% 0.40% 0.40% 0.40% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $218,933 $238,219 $241,676 $251,999 $277,909 $344,154
Portfolio Turnover(b)(f) 14% 39% 50% 54% 43% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $49.29 $45.40 $40.74 $36.75 $38.15 $30.73
Investment Activities:
Net investment income (loss)(a) 0.39 0.69 0.69 0.76 0.66 0.62
Net realized and unrealized gains (losses) 6.02 3.84 4.68 4.01 (1.39) 7.43
Total from Investment Activities 6.41 4.53 5.37 4.77 (0.73) 8.05
Distributions to Shareholders from:
Net investment income (0.45) (0.64) (0.71) (0.78) (0.67) (0.63)
Total Distributions (0.45) (0.64) (0.71) (0.78) (0.67) (0.63)
Net Asset Value, End of Period $55.25 $49.29 $45.40 $40.74 $36.75 $38.15
Total Return(b)(c) 13.05% 10.01% 13.33% 13.15% (2.04)% 26.47%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.45% 1.43% 1.64% 1.98% 1.66% 1.80%
Gross Expenses(d)(e) 0.41% 0.42% 0.42% 0.42% 0.41% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $160,213 $110,893 $138,480 $124,246 $119,441 $164,065
Portfolio Turnover(b)(f) 38% 71% 48% 73% 63% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

91
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $71.27 $64.30 $61.69 $64.36 $71.28 $51.88
Investment Activities:
Net investment income (loss)(a) 0.49 0.94 1.02 1.29 0.87 0.70
Net realized and unrealized gains (losses) 2.50 6.96 2.76 (1.29) (6.95) 19.32
Total from Investment Activities 2.99 7.90 3.78 —(b) (6.08) 20.02
Distributions to Shareholders from:
Net investment income (0.48) (0.93) (1.17) (1.26) (0.84) (0.62)
Net realized gains — — — (1.41) — —
Total Distributions (0.48) (0.93) (1.17) (2.67) (0.84) (0.62)
Net Asset Value, End of Period $73.78 $71.27 $64.30 $61.69 $64.36 $71.28
Total Return(c)(d) 4.19% 12.36% 6.23% (0.12)% (8.67)% 38.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 1.32% 1.37% 1.66% 2.00% 1.20% 1.13%
Gross Expenses(e)(f) 0.38% 0.39% 0.40% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $402,075 $416,923 $427,593 $669,367 $891,353 $937,341
Portfolio Turnover(c)(g) 13% 24%(h) 117%(h) 271%(i) 101%(j) 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover decreased significantly due to the long/cash strategy.
(i) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $63.80 $58.56 $57.64 $66.11 $64.57 $46.58
Investment Activities:
Net investment income (loss)(a) 1.12 2.14 2.29 2.18 2.14 1.56
Net realized and unrealized gains (losses) 2.34 5.21 1.05 (8.47) 1.42 17.87
Total from Investment Activities 3.46 7.35 3.34 (6.29) 3.56 19.43
Distributions to Shareholders from:
Net investment income (1.31) (2.11) (2.42) (2.18) (2.02) (1.44)
Total Distributions (1.31) (2.11) (2.42) (2.18) (2.02) (1.44)
Net Asset Value, End of Period $65.95 $63.80 $58.56 $57.64 $66.11 $64.57
Total Return(b)(c) 5.44% 12.66% 6.01% (9.69)% 5.49% 42.31%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.38% 3.37% 4.02% 3.47% 3.13% 2.80%
Gross Expenses(d)(e) 0.38% 0.38% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $699,030 $733,712 $805,259 $1,585,204 $1,907,396 $916,846
Portfolio Turnover(b)(f) 18% 45%(g) 196%(g) 333%(h) 41% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover decreased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to tactical rebalances.

93
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Free Cash Flow ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $35.34 $30.90 $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.26 0.51 0.42 0.01
Net realized and unrealized gains (losses) 4.14 4.39 5.48 0.39
Total from Investment Activities 4.40 4.90 5.90 0.40
Distributions to Shareholders from:
Net investment income (0.38) (0.46) (0.40) —
Total Distributions (0.38) (0.46) (0.40) —
Net Asset Value, End of Period $39.36 $35.34 $30.90 $25.40
Total Return(c)(d) 12.48% 15.93% 23.39% 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.39% 0.39% 0.35%(g)
Net Investment Income (Loss)(e) 1.40% 1.50% 1.41% 2.30%
Gross Expenses(e)(f) 0.42% 0.44% 0.48% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $5,603,552 $4,303,779 $448,412 $44,700
Portfolio Turnover(c)(h) 71% 142% 118%(i) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.
(i) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
VictoryShares Small Cap Free Cash Flow ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
December 21,
2023(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $26.20 $26.06 $25.00
Investment Activities:
Net investment income (loss)(b) 0.14 0.35 0.21
Net realized and unrealized gains (losses) 3.27 0.14 1.00
Total from Investment Activities 3.41 0.49 1.21
Distributions to Shareholders from:
Net investment income (0.15) (0.35) (0.15)
Total Distributions (0.15) (0.35) (0.15)
Net Asset Value, End of Period $29.46 $26.20 $26.06
Total Return(c)(d) 13.04% 1.94% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49% 0.49% 0.49%
Net Investment Income (Loss)(e) 0.97% 1.37% 1.51%
Gross Expenses(e)(f) 0.53% 0.56% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $445,486 $281,914 $55,238
Portfolio Turnover(c)(g) 70% 125% 77%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

95
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Free Cash Flow
Growth ETF
Six Months
Ended
December
31, 2025
(Unaudited)
December 4,
2024(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $26.37 $25.00
Investment Activities:
Net investment income (loss)(b) (0.02) 0.01
Net realized and unrealized gains (losses) 1.83 1.37
Total from Investment Activities 1.81 1.38
Distributions to Shareholders from:
Net investment income —(c) (0.01)
Total Distributions —(c) (0.01)
Net Asset Value, End of Period $28.18 $26.37
Total Return(d)(e) 6.87% 5.51%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.39% 0.39%
Net Investment Income (Loss)(f) (0.11)% 0.06%
Gross Expenses(f)(g) 0.42% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $641,734 $538,630
Portfolio Turnover(d)(h) 60% 96%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
VictoryShares International
Free Cash Flow ETF
Six Months
Ended
December
31, 2025
(Unaudited)
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.63 $25.00
Investment Activities:
Net investment income (loss)(b) 0.21 0.02
Net realized and unrealized gains (losses) 2.79 0.61
Total from Investment Activities 3.00 0.63
Distributions to Shareholders from:
Net investment income (0.21) —
Total Distributions (0.21) —
Net Asset Value, End of Period $28.42 $25.63
Total Return(c)(d) 11.71% 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.56%
Net Investment Income (Loss)(e) 1.50% 6.12%
Gross Expenses(e)(f) 0.69% 53.32%
Supplemental Data:
Net Assets at end of period (000's) $107,978 $11,533
Portfolio Turnover(c)(g) 56% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

97
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International
Free Cash Flow Growth ETF
Six Months
Ended
December
31, 2025
(Unaudited)
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.71 $25.00
Investment Activities:
Net investment income (loss)(b) 0.04 0.01
Net realized and unrealized gains (losses) 1.84 0.70
Total from Investment Activities 1.88 0.71
Distributions to Shareholders from:
Net investment income (0.04) —
Total Distributions (0.04) —
Net Asset Value, End of Period $27.55 $25.71
Total Return(c)(d) 7.74% 2.82%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.56%
Net Investment Income (Loss)(e) 0.28% 2.52%
Gross Expenses(e)(f) 0.64% 53.18%
Supplemental Data:
Net Assets at end of period (000's) $232,832 $11,568
Portfolio Turnover(c)(g) 55% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2025
Victory Portfolios II
98
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 13 funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations December 4, 2024.
** Commenced operations June 26, 2025.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset
Value (“NAV”) only in aggregations of 50,000 shares and 10,000 shares for Free Cash Flow ETF, Small Cap Free Cash Flow ETF and Free
Cash Flow Growth ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF* Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF** International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF** International Free Cash Flow Growth ETF

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
99
(Unaudited)
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
Free Cash Flow Growth ETF ............................................. 250 2.00%
International Free Cash Flow ETF .......................................... 1,500 2.00%
International Free Cash Flow Growth ETF .................................... 1,500 2.00%
*   As a percentage of the amount invested
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................................... $ 521,532 $ — $ — $ 521,532

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
100
(Unaudited)
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF, continued
Collateral for Securities Loaned ................................... $ 3,114 $ — $ — $ 3,114
Total ....................................................... $ 524,646 $ — $ — $ 524,646
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1 — — 1
Total ....................................................... $ 1 $ — $ — $ 1
International Volatility Wtd ETF
Common Stocks ............................................... 61,446 — —(a) 61,446
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 1,558 — — 1,558
Total ....................................................... $ 63,004 $ — $ —(a) $ 63,004
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1 — — 1
Total ....................................................... $ 1 $ — $ — $ 1
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 352,234 — — 352,234
Collateral for Securities Loaned ................................... 4,617 — — 4,617
Total ....................................................... $ 356,851 $ — $ — $ 356,851
Other Financial Investments:*
Assets:
Futures Contracts .............................................. —** — — —**
Total ....................................................... $ —** $ — $ — $ —**
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 241,504 — — 241,504
Collateral for Securities Loaned ................................... 11,834 — — 11,834
Total ....................................................... $ 253,338 $ — $ — $ 253,338
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (27) — — (27)
Total ....................................................... $ (27) $ — $ — $ (27)
Dividend Accelerator ETF
Common Stocks ............................................... 217,644 — — 217,644
Collateral for Securities Loaned ................................... 4,736 — — 4,736
Total ....................................................... $ 222,380 $ — $ — $ 222,380
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3 — — 3
Total ....................................................... $ 3 $ — $ — $ 3

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
101
(Unaudited)
Level 1 Level 2 Level 3 Total
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................................... $ 159,788 $ — $ — $ 159,788
Total ....................................................... $ 159,788 $ — $ — $ 159,788
Other Financial Investments:*
Assets:
Futures Contracts .............................................. —** — — —**
Total ....................................................... $ —** $ — $ — $ —**
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................................... 400,688 — — 400,688
Investment Companies .......................................... 984 — — 984
Collateral for Securities Loaned ................................... 2,464 — — 2,464
Total ....................................................... $ 404,136 $ — $ — $ 404,136
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3 — — 3
Total ....................................................... $ 3 $ — $ — $ 3
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................................... 694,859 — — 694,859
Investment Companies .......................................... 2,074 — — 2,074
Collateral for Securities Loaned ................................... 5,729 — — 5,729
Total ....................................................... $ 702,662 $ — $ — $ 702,662
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1 — — 1
Total ....................................................... $ 1 $ — $ — $ 1
Free Cash Flow ETF
Common Stocks ............................................... 5,583,091 — — 5,583,091
Total ....................................................... $ 5,583,091 $ — $ — $ 5,583,091
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (37) — — (37)
Total ....................................................... $ (37) $ — $ — $ (37)
Small Cap Free Cash Flow ETF
Common Stocks ............................................... 443,561 — — 443,561
Collateral for Securities Loaned ................................... 14,603 — — 14,603
Total ....................................................... $ 458,164 $ — $ — $ 458,164
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (36) — — (36)
Total ....................................................... $ (36) $ — $ — $ (36)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
102
(Unaudited)
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during
Level 1 Level 2 Level 3 Total
Free Cash Flow Growth ETF
Common Stocks ............................................... $ 640,451 $ — $ — $ 640,451
Total ....................................................... $ 640,451 $ — $ — $ 640,451
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 2 — — 2
Total ....................................................... $ 2 $ — $ — $ 2
International Free Cash Flow ETF
Common Stocks ............................................... 107,197 — — 107,197
Collateral for Securities Loaned ................................... 537 — — 537
Total ....................................................... $ 107,734 $ — $ — $ 107,734
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1 — — 1
Total ....................................................... $ 1 $ — $ — $ 1
International Free Cash Flow Growth ETF
Common Stocks ............................................... 232,085 — — 232,085
Total ....................................................... $ 232,085 $ — $ — $ 232,085
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4 — — 4
Total ....................................................... $ 4 $ — $ — $ 4
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
** Rounds to less than $1 thousand.
(a) Zero market value securities.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
103
(Unaudited)
the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2025 (amounts in thousands):
Assets Liabilities
Receivable:
Variation
margin on
open futures
contracts*
Payable:
Variation
margin on
open futures
contracts*
Equity Risk Exposure: 16,000 (100,000)
US 500 Volatility Wtd ETF ............................................................... $ 1 $ –
International Volatility Wtd ETF ........................................................... 1 –
US Large Cap High Div Volatility Wtd ETF ................................................... –** –
US Small Cap High Div Volatility Wtd ETF ................................................... – 27
Dividend Accelerator ETF ............................................................... 3 –
US Multi-Factor Minimum Volatility ETF .................................................... –** –
US 500 Enhanced Volatility Wtd ETF ....................................................... 3 –
US EQ Income Enhanced Volatility Wtd ETF .................................................. 1 –
Free Cash Flow ETF ................................................................... – 37
Small Cap Free Cash Flow ETF ........................................................... – 36
Free Cash Flow Growth ETF ............................................................. 2 –
International Free Cash Flow ETF .......................................................... 1 –
International Free Cash Flow Growth ETF .................................................... 4 –
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
** Rounds to less than $1 thousand.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 3,485,000 (1,081,000)
US 500 Volatility Wtd ETF ........................................................... $ 126 $ (33)
International Volatility Wtd ETF ....................................................... 40 (13)
US Large Cap High Div Volatility Wtd ETF ............................................... 186 (57)
US Small Cap High Div Volatility Wtd ETF ............................................... 263 (68)
Dividend Accelerator ETF ........................................................... 93 (29)
US Multi-Factor Minimum Volatility ETF ................................................ 36 (11)
US 500 Enhanced Volatility Wtd ETF ................................................... 109 (31)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
104
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
US EQ Income Enhanced Volatility Wtd ETF .............................................. $ 414 $ (112)
Free Cash Flow ETF ............................................................... 1,891 (675)
Small Cap Free Cash Flow ETF ....................................................... 202 (48)
Free Cash Flow Growth ETF ......................................................... 94 (9)
International Free Cash Flow ETF ...................................................... 13 1
International Free Cash Flow Growth ETF ................................................ 18 4

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
105
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 2,489 $ — $ 3,114
International Volatility Wtd ETF ...................................... 1,478 — 1,558
US Large Cap High Div Volatility Wtd ETF .............................. 4,484 — 4,617
US Small Cap High Div Volatility Wtd ETF .............................. 10,680 — 11,834
Dividend Accelerator ETF .......................................... 4,588 — 4,736
US 500 Enhanced Volatility Wtd ETF .................................. 1,979 — 2,464
US EQ Income Enhanced Volatility Wtd ETF ............................. 5,571 — 5,729
Small Cap Free Cash Flow ETF ...................................... 18,083 4,517 14,603
International Free Cash Flow ETF ..................................... 503 — 537
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 68,634 $ 68,769 $ — $ 22,384
International Volatility Wtd ETF .............................. 11,140 13,286 9,700 64,836

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
106
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds annual and semi-annual reports may be viewed at vcm.
com. As of December 31, 2025, certain affiliated funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Large Cap High Div Volatility Wtd ETF ...................... $ 63,489 $ 63,866 $ 3,370 $ 10,217
US Small Cap High Div Volatility Wtd ETF ...................... 88,385 89,072 — 43,630
Dividend Accelerator ETF .................................. 32,467 33,050 2,661 26,395
US Multi-Factor Minimum Volatility ETF ....................... 48,941 48,866 34,578 —
US 500 Enhanced Volatility Wtd ETF .......................... 53,739 53,853 — 28,945
US EQ Income Enhanced Volatility Wtd ETF ..................... 130,492 131,354 — 58,717
Free Cash Flow ETF ...................................... 3,436,789 3,429,802 2,558,147 1,804,933
Small Cap Free Cash Flow ETF .............................. 251,071 252,094 150,495 25,052
Free Cash Flow Growth ETF ................................ 355,556 355,234 294,254 230,143
International Free Cash Flow ETF ............................. 44,937 43,036 125,862 39,035
International Free Cash Flow Growth ETF ....................... 82,027 76,811 245,997 43,730
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Small Cap Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
107
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.2
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.1
International Free Cash Flow ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.0
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 61.4
International Free Cash Flow Growth ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.7
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36.1
Fee Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . .
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
108
(Unaudited)
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’
custodian, the International Free Cash Flow ETF and International Free Cash Flow Growth ETF’s custodian expenses were waived for the first
6 months of operations, as reflected on the Statements of Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the six months ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of  December 31, 2025 , the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
In Effect Until
October 31, 2026
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 2
US 500 Enhanced Volatility Wtd ETF ...................................................................... —*
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 8
Free Cash Flow ETF .................................................................................. 31
Free Cash Flow Growth ETF ............................................................................ 4
International Free Cash Flow Growth ETF ................................................................... 1
* Rounds to less than $1 thousand.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
109
(Unaudited)
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’
custodian, the International Free Cash Flow ETF and International Free Cash Flow Growth ETF’s custodian expenses were waived for the first
6 months of operations, as reflected on the Statements of Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the six months ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of  December 31, 2025 , the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
In Effect Until
October 31, 2026
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 2
US 500 Enhanced Volatility Wtd ETF ...................................................................... —*
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 8
Free Cash Flow ETF .................................................................................. 31
Free Cash Flow Growth ETF ............................................................................ 4
International Free Cash Flow Growth ETF ................................................................... 1
* Rounds to less than $1 thousand.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2025, the Adviser voluntarily waived the following amounts (amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
US 500 Volatility Wtd ETF .................................. $ 25 $ 59 $ 21 $ 4 $ 109
International Volatility Wtd ETF .............................. 74 106 113 52 345
US Large Cap High Div Volatility Wtd ETF ...................... 30 61 35 12 138
US Small Cap High Div Volatility Wtd ETF ...................... 32 63 39 17 151
Dividend Accelerator ETF .................................. 24 53 43 19 139
US Multi-Factor Minimum Volatility ETF ....................... 24 48 49 21 142
US 500 Enhanced Volatility Wtd ETF .......................... 14 65 23 9 111
US EQ Income Enhanced Volatility Wtd ETF ..................... 14 90 6 3 113
Free Cash Flow ETF ...................................... — 59 432 65 556
Small Cap Free Cash Flow ETF .............................. — 70 73 27 170
Free Cash Flow Growth ETF ................................ — — 114 20 134
International Free Cash Flow ETF ............................. — — 31 32 63
International Free Cash Flow Growth ETF ....................... — — 30 27 57
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 69
International Volatility Wtd ETF .......................................................................... 12
US Large Cap High Div Volatility Wtd ETF .................................................................. 47
US Small Cap High Div Volatility Wtd ETF .................................................................. 35
Dividend Accelerator ETF .............................................................................. 31
US Multi-Factor Minimum Volatility ETF ................................................................... 17
US 500 Enhanced Volatility Wtd ETF ...................................................................... 54
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 96
Free Cash Flow ETF .................................................................................. 634
Small Cap Free Cash Flow ETF .......................................................................... 47
Free Cash Flow Growth ETF ............................................................................ 78
International Free Cash Flow ETF ......................................................................... 10
International Free Cash Flow Growth ETF ................................................................... 18

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
110
(Unaudited)
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited History of Operations Risk — the Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.
Large-Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares.  The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Dividend Investment Strategy Risk — The Fund(s) dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
111
(Unaudited)
Sector Risk —  To the extent the Fund(s) focus in one or more sectors, such as the information technology sector  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’)
performance more volatile.
Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies’ and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cy-
clical in nature and therefore less volatile.
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, and commodity price fluctuations.
Geographic Focus Risk — To the extent the Fund(s) focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
112
(Unaudited)
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (46,339) $ (32,504) $ (78,843)
International Volatility Wtd ETF ........................................... (3,184) (1,012) (4,196)
US Large Cap High Div Volatility Wtd ETF ................................... (33,646) (22,316) (55,962)
US Small Cap High Div Volatility Wtd ETF ................................... (52,480) (33,393) (85,873)
Dividend Accelerator ETF ............................................... (9,859) (18,797) (28,656)
US Multi-Factor Minimum Volatility ETF .................................... (22,174) (6,524) (28,698)
US 500 Enhanced Volatility Wtd ETF ....................................... (107,143) (17,653) (124,796)
US EQ Income Enhanced Volatility Wtd ETF .................................. (417,936) (5,942) (423,878)
Free Cash Flow ETF ................................................... (237,940) (6,647) (244,587)
Small Cap Free Cash Flow ETF ........................................... (32,870) (1,368) (34,238)
Free Cash Flow Growth ETF ............................................. (23,059) — (23,059)

Notes to Financial Statements — continued
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10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
11. Subsequent Event:
On December 4, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for International Volatility Wtd ETF.
On February 4, 2026, the Fund redeemed all of its outstanding shares at the net asset value of such shares.

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Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
Tracking error, as applicable; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses. The Board noted that none of

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the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows.
The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns. The Board also recognized that each Fund will generally underperform its underlying reference index due to fees and expenses. The Board considered that the Funds, and in particular those Funds with investment strategies that include a
“long/cash” feature, could be considered distinct as compared to the peer group of ETFs selected by the independent, third-party consultant.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares US 500 Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2014 and that its investment objective is to track the performance of an index maintained by an independent third party before fees and expenses, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile, and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the three-year period, matched the peer group median for the five-year period, and outperformed the peer group median for the one-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; (4) any discussions the Board

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had with the Adviser as outlined above; and (5) the Adviser’s ability to operate the Fund without disruption to shareholders until the date of liquidation. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Large Cap High Div Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all the periods reviewed, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Cap High Div Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all the periods reviewed, underperformed the peer group median for the three- and five-year periods, and outperformed the peer group median for the one-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Dividend Accelerator ETF:
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Multi-Factor Minimum Volatility ETF:
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and

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considered the fact that the Fund underperformed both the benchmark index and peer group median for all of the periods reviewed. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US 500 Enhanced Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three-, five- and ten-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The
Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF:
Performance. Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three-, five- and ten-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all the periods reviewed, matched the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Free Cash Flow ETF:
Performance. Noting that the Fund commenced operations in 2023, the Board compared the Fund’s one-year performance for the period ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed the peer group median and underperformed the benchmark index for the period reviewed. The Board considered the
Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a

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contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Small Cap Free Cash Flow ETF:
Performance. Noting that the Fund commenced operations in 2023, the Board compared the Fund’s performance for the one-year period ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed the peer group median and the benchmark index for the period reviewed. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Free Cash Flow Growth ETF:
Performance. The Board noted that the Fund commenced operations in December 2024 and, as a result, did not yet have one full year of performance history as of June 30, 2025.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
119
(Unaudited)
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the VictoryShares International Free Cash Flow ETF and the VictoryShares International
Free Cash Flow Growth ETF (each a “Fund” and together, the “Funds”) at a meeting, which was called for that purpose, on May 20, 2025.
In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the
Funds;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the proposed fees would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The estimated total expenses of the Funds;
Management’s commitment to operating the Funds at competitive expense levels;
The expected profitability of the Adviser (as reflected by comparing proposed fees against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, and its affiliates, including revenues to be paid to the Adviser, or its affiliates, by the
Funds for administration and fund accounting services, shareholder services and distribution, if any;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Funds and the historical costs associated with operating similar funds. The Board acknowledged that the Funds’ profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Funds’ expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fees with comparable exchange-
traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed at this time.
The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Funds
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of each Fund, was consistent with the best interests of each Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The requirements of the Funds for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the
Funds;

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
120
(Unaudited)
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the proposed fees would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The estimated total expenses of the Funds;
Management’s commitment to operating the Funds at competitive expense levels;
The expected profitability of the Adviser (as reflected by comparing proposed fees against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, and its affiliates, including revenues to be paid to the Adviser, or its affiliates, by the
Funds for administration and fund accounting services, shareholder services and distribution, if any;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-SAR (12/25)

December 31, 2025
Semi-Annual: Full Financials
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF
(Also Known as VictoryShares Core Plus Bond ETF)
VictoryShares Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF
VictoryShares Pioneer Asset-Based Income ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares Short-Term Bond ETF
3
VictoryShares Core Intermediate Bond ETF
25
VictoryShares Core Plus Intermediate Bond ETF
49
VictoryShares Corporate Bond ETF
78
VictoryShares WestEnd Economic Cycle Bond ETF
89
VictoryShares Pioneer Asset-Based Income ETF
100
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
103
Statements of Operations
105
Statements of Changes in Net Assets
107
Financial Highlights
109
Notes to Financial Statements (Form N-CSR Item 7) 115
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
127

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Short-Term Bond ETF
3
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (25.0%)
ABS Auto (13.5%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A, Class A4, 4.71%, 1/25/30, Callable 8/25/28 @ 100(a) ............. $ 981 $ 992
Series 2025-1A, Class B, 4.99%, 3/25/30, Callable 8/25/28 @ 100(a) .............. 506 512
Series 2025-1A, Class C, 5.19%, 7/25/30, Callable 8/25/28 @ 100(a) .............. 1,865 1,893
Series 2025-1A, Class D, 5.68%, 3/25/33, Callable 8/25/28 @ 100(a) .............. 333 338
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 6/15/27 @ 100(a) ............... 1,000 1,021
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 6/15/27 @ 100(a) ............... 422 435
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 8/15/27 @ 100(a) ............... 1,000 1,009
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 8/15/27 @ 100(a) ............... 667 693
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 514 517
Series 2025-A, Class C, 4.84%, 6/15/33, Callable 11/15/28 @ 100(a) .............. 1,245 1,252
Series 2025-B, Class E, 6.16%, 9/15/33, Callable 4/15/29 @ 100(a) ............... 666 666
American Credit Acceptance Receivables Trust .................................
Series 2022-3, Class E, 8.08%, 10/13/28, Callable 2/13/26 @ 100(a) .............. 1,500 1,506
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 1/12/27 @ 100(a) ............... 77 77
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 1/12/28 @ 100(a) ............... 1,000 1,005
Series 2025-4, Class C, 4.83%, 1/13/31, Callable 4/12/29 @ 100(a) ............... 2,000 2,009
American Heritage Auto Receivables Issuer Trust ................................
Series 2025-1A, Class B, 4.77%, 6/16/31, Callable 6/15/29 @ 100(a) .............. 300 301
Series 2025-1A, Class C, 5.04%, 11/17/31, Callable 6/15/29 @ 100(a) ............. 3,000 3,033
Series 2025-1A, Class D, 5.92%, 11/15/33, Callable 6/15/29 @ 100(a) ............. 675 688
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class A3, 4.90%, 9/17/29, Callable 10/15/28 @ 100(a) ............ 980 990
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 10/15/28 @ 100(a) ............. 333 340
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 10/15/28 @ 100(a) ............ 407 418
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 10/15/28 @ 100(a) ............. 348 359
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable
1/18/26 @ 100 ..................................................... 65 65
ARI Fleet Lease Trust ....................................................
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 1,350 1,379
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 275 282
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 344 354
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 9/15/28 @ 100(a) ............... 1,083 1,094
Series 2025-B, Class B, 4.97%, 3/15/34, Callable 12/15/28 @ 100(a) .............. 1,880 1,916
AutoNation Finance Trust .................................................
Series 2025-1A, Class C, 5.19%, 12/10/30, Callable 9/10/28 @ 100(a) ............. 1,263 1,289
Series 2025-1A, Class D, 5.63%, 9/10/32, Callable 9/10/28 @ 100(a) .............. 2,770 2,827
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A, Class C, 2.13%, 8/20/27, Callable 8/20/26 @ 100(a) .............. 620 613
Series 2022-3A, Class B, 5.31%, 2/20/27, Callable 3/20/26 @ 100(a) .............. 1,000 1,001
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 667 670
Series 2023-2A, Class C, 6.18%, 10/20/27(a) ............................... 1,000 1,008
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 1,000 1,017
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 1,000 1,023
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 9/15/28 @ 100 .............................................. 857 862
CarMax Auto Owner Trust ................................................
Series 2022-4, Class D, 8.08%, 4/16/29, Callable 1/15/27 @ 100 ................. 1,340 1,391
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 5/15/27 @ 100 ................ 1,000 1,017
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 10/15/27 @ 100 ................ 1,000 1,044
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 1/15/28 @ 100 ................. 1,000 1,020
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 7/15/28 @ 100 ................. 740 752
Series 2025-4, Class C, 4.81%, 9/15/31, Callable 5/15/29 @ 100 ................. 1,000 1,008
Series 2025-4, Class D, 5.11%, 5/17/32, Callable 5/15/29 @ 100 ................. 1,000 1,001
CarMax Select Receivables Trust ...........................................
Series 2025-A, Class D, 5.86%, 7/15/31, Callable 12/15/28 @ 100 ................ 1,815 1,854
Series 2025-B, Class B, 4.35%, 7/15/30, Callable 8/15/29 @ 100 ................. 1,000 999
Series 2025-B, Class D, 5.33%, 7/15/31, Callable 8/15/29 @ 100 ................. 1,000 1,009

Victory Portfolios II
VictoryShares Short-Term Bond ETF
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 8/10/26 @ 100 ................ $ 59 $ 58
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 8/10/26 @ 100 ................ 111 110
Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 11/10/27 @ 100 ............... 90 88
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 5/25/28 @ 100(a) ............. 1,878 1,973
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 5/25/28 @ 100(a) .............. 805 834
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 8/25/28 @ 100(a) .............. 356 357
Series 2025-1A, Class D, 5.24%, 11/26/32, Callable 3/25/29 @ 100(a) ............. 625 631
Series 2025-2A, Class B, 4.32%, 3/25/31, Callable 5/25/29 @ 100(a) .............. 911 910
Series 2025-2A, Class C, 4.53%, 4/25/31, Callable 5/25/29 @ 100(a) .............. 813 812
Series 2025-2A, Class D, 5.03%, 2/25/33, Callable 5/25/29 @ 100(a) .............. 1,000 999
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 176 177
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 200 201
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 375 377
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 791 814
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 765 788
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 600 608
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 2,000 2,037
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 6/15/27 @ 100(a) ............. 1,000 1,021
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 10/15/27 @ 100(a) ............ 1,000 1,015
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 489 491
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 1,200 1,209
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 25 26
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 4,500 4,586
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 977 1,008
Series 2025-1A, Class C, 5.71%, 7/16/35, Callable 11/15/27 @ 100(a) ............. 1,000 1,014
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 8/15/29 @ 100(a) .............. 1,036 1,035
Series 2025-2A, Class C, 5.38%, 3/17/36, Callable 8/15/29 @ 100(a) .............. 1,000 1,016
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/29 @ 100(a) ............ 2,510 2,568
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 3/15/29 @ 100(a) .............. 400 413
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 3/15/29 @ 100(a) .............. 328 341
Enterprise Fleet Financing LLC .............................................
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 1,444 1,446
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 1,000 1,010
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 288 289
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 1,000 1,019
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 668 690
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 9/20/28 @ 100(a) ............. 500 504
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 9/20/28 @ 100(a) .............. 143 145
Series 2025-2, Class A4, 4.58%, 12/22/31, Callable 2/20/29 @ 100(a) ............. 1,000 1,016
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, 5/15/31, Callable
7/15/29 @ 100 ..................................................... 1,000 1,010
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31, Callable
3/15/29 @ 100 ..................................................... 1,000 1,011
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 7/15/28 @ 100(a) ............. 1,212 1,237
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 7/15/28 @ 100(a) .............. 1,142 1,170
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 7/15/28 @ 100(a) ............. 334 344
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 7/15/28 @ 100(a) .............. 568 590
Series 2025-1A, Class A4, 5.18%, 5/15/31, Callable 8/15/29 @ 100(a) ............. 1,000 1,029
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 8/15/29 @ 100(a) .............. 324 332
Series 2025-1A, Class C, 5.61%, 12/15/31, Callable 8/15/29 @ 100(a) ............. 342 352
First Investors Auto Owner Trust ............................................
Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 2/15/28 @ 100(a) ............. 1,310 1,352
Series 2025-1A, Class D, 5.22%, 12/15/33, Callable 11/15/30 @ 100(a) ............ 2,222 2,227
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 1/15/26 @ 100(a) ............... 448 447
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 10/15/26 @ 100(a) .............. 1,352 1,334

Victory Portfolios II
VictoryShares Short-Term Bond ETF
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 4/15/27 @ 100(a) .............. $ 373 $ 370
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 786 790
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 839
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,000 1,021
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,290 2,342
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 995 1,034
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 3/15/27 @ 100(a) ............... 193 194
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 6/15/27 @ 100(a) ............... 714 719
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 6/15/28 @ 100(a) ............ 1,000 1,021
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 415 427
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 250 260
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 4/15/26 @ 100(a) ............. 2,000 1,991
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 3/15/27 @ 100(a) ............. 760 753
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 3/15/28 @ 100(a) .............. 750 764
Series 2024-2A, Class B, 5.77%, 11/15/28(a) ............................... 667 672
Series 2025-1A, Class C, 5.07%, 11/15/30, Callable 7/15/29 @ 100(a) ............. 3,000 3,027
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 10/15/28 @ 100(a) ............. 1,000 1,076
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 1/15/29 @ 100(a) .............. 500 511
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 505 508
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 9/15/29 @ 100(a) .............. 1,083 1,103
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 9/15/29 @ 100(a) .............. 1,300 1,324
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 5/15/27 @ 100(a) .............. 197 197
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 1,000 1,005
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 5/15/27 @ 100(a) ............... 500 506
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a) ........... 1,000 1,005
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-1, Class B, 4.96%, 3/21/33, Callable 1/20/29 @ 100(a) ............... 727 732
Series 2025-2, Class B1, 4.84%, 9/20/33, Callable 2/20/30 @ 100(a) .............. 1,384 1,393
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @
100 ............................................................. 471 476
LAD Auto Receivables Trust ...............................................
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 350 350
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @ 100(a) .............. 453 460
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 7/15/27 @ 100(a) .............. 350 356
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 1/15/28 @ 100(a) .............. 500 514
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 11/15/28 @ 100(a) ............. 381 382
Series 2025-1A, Class B, 5.05%, 5/15/30, Callable 10/15/28 @ 100(a) ............. 1,000 1,013
Series 2025-1A, Class C, 5.11%, 7/15/30, Callable 10/15/28 @ 100(a) ............. 2,000 2,027
Series 2025-1A, Class D, 5.52%, 5/17/32, Callable 10/15/28 @ 100(a) ............. 2,000 2,027
Lobel Automobile Receivables Trust .........................................
Series 2025-1, Class B, 5.20%, 4/17/28, Callable 12/15/27 @ 100(a) .............. 1,000 1,005
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 12/15/27 @ 100(a) .............. 3,650 3,691
Series 2025-1, Class D, 6.19%, 2/15/30, Callable 12/15/27 @ 100(a) .............. 1,750 1,774
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 6/17/30, Callable
5/15/29 @ 100(a) ................................................... 2,143 2,172
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 317 318
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 869 876
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 1,500 1,526
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 2,000 2,030
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 2,467 2,516
Series 2025-1A, Class C, 5.21%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 614 616
Series 2025-1A, Class D, 5.76%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 1,000 1,000
Series 2025-1A, Class E, 8.48%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 1,000 1,000
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 1,000 1,005
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 390 392

Victory Portfolios II
VictoryShares Short-Term Bond ETF
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. $ 633 $ 636
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1, Class B, 4.42%, 9/25/30(a) ................................. 1,773 1,778
Series 2025-1, Class C, 4.72%, 9/25/30(a) ................................. 902 897
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 500 516
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. 925 945
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 1,000 1,034
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 1,000 1,042
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 1,000 1,057
Series 2025-1A, Class A4, 4.79%, 1/15/31, Callable 10/15/29 @ 100(a) ............ 2,000 2,025
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 10/15/29 @ 100(a) ............. 1,214 1,225
Series 2025-1A, Class C, 5.20%, 10/15/31, Callable 10/15/29 @ 100(a) ............ 1,860 1,889
Series 2025-1A, Class D, 5.60%, 11/15/34, Callable 10/15/29 @ 100(a) ............ 2,000 2,017
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 1/10/26 @
100(a) ........................................................... 140 140
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 77 76
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 1,530 1,537
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 424 424
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 917 918
Series 2025-A, Class A4, 4.19%, 5/15/31, Callable 10/15/29 @ 100(a) ............. 2,250 2,257
Series 2025-A, Class B, 4.37%, 7/15/31, Callable 10/15/29 @ 100(a) .............. 1,667 1,648
Series 2025-A, Class C, 4.67%, 2/17/32, Callable 10/15/29 @ 100(a) .............. 2,034 2,027
Series 2025-A, Class D, 5.07%, 10/17/33, Callable 10/15/29 @ 100(a) ............. 2,000 1,975
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 9/15/27 @ 100(a) .............. 579 581
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 3/15/28 @ 100(a) .............. 2,000 2,028
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 2/15/29 @ 100(a) .............. 529 537
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 3 3
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 10 10
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 246 249
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 737 748
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 3/15/29 @ 100(a) ............... 889 895
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 3/15/29 @ 100(a) ............... 1,240 1,249
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 3/15/29 @ 100(a) ............... 617 621
Series 2025-A, Class E, 6.27%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 1,071 1,074
SBNA Auto Receivables Trust, Series 2025-SF1, Class D, 5.34%, 9/15/31, Callable 12/15/29
@ 100(a) ......................................................... 1,250 1,257
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 1,800 1,835
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 1,750 1,800
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 2/15/28 @ 100(a) .............. 1,500 1,556
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 2/15/28 @ 100(a) ............. 1,000 1,046
Series 2025-1A, Class B, 4.78%, 12/15/31, Callable 8/15/29 @ 100(a) ............. 1,000 1,004
Series 2025-1A, Class C, 5.08%, 2/17/32, Callable 8/15/29 @ 100(a) .............. 560 567
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 419 423
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 407 411
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 434 441
Series 2025-B, Class B, 4.93%, 12/29/32, Callable 7/25/28 @ 100(a) .............. 1,144 1,156
Series 2025-B, Class D, 5.46%, 12/29/32, Callable 7/25/28 @ 100(a) .............. 1,121 1,138
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. 903 927
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 6/20/28 @ 100(a) .............. 840 858
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 6/20/28 @ 100(a) .............. 500 511
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 11/20/28 @ 100(a) ............. 929 952
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 12/20/28 @ 100(a) ............ 1,000 1,012
Tesla Auto Lease Trust ...................................................
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 1/20/26 @ 100(a) ............... 675 675

Victory Portfolios II
VictoryShares Short-Term Bond ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 7/20/26 @ 100(a) ............... $ 1,000 $ 1,008
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 9/20/27 @ 100(a) .............. 1,350 1,375
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @ 100(a) ............... 1,300 1,330
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class C, 5.09%, 6/20/29,
Callable 12/20/27 @ 100(a) ........................................... 2,083 2,091
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
8/25/28 @ 100(a) ................................................... 3,388 3,401
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 12/25/26 @ 100(a) ....... 1,696 1,714
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15%, 6/10/30, Callable
5/10/28 @ 100(a) ................................................... 3,250 3,264
USB Auto Owner Trust, Series 2025-1A, Class D, 5.40%, 12/15/32, Callable 6/15/28 @ 100(a) 1,433 1,453
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 10/15/27 @ 100(a) ............ 330 331
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 10/15/27 @ 100(a) ........... 1,000 1,012
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 10/15/27 @ 100(a) ............. 534 545
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 1,000 1,031
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 7/15/28 @ 100(a) ............... 819 833
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 11/15/28 @ 100(a) .............. 250 254
Western Funding Auto Loan Trust ...........................................
Series 2025-1, Class B, 4.98%, 9/17/35(a) ................................. 1,696 1,701
Series 2025-1, Class C, 5.34%, 11/15/35(a) ................................ 3,497 3,520
Westlake Automobile Receivables Trust .......................................
Series 2023-4A, Class D, 7.19%, 7/16/29, Callable 9/15/27 @ 100(a) .............. 2,625 2,721
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 4/15/28 @ 100(a) ............. 500 503
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 5/15/28 @ 100(a) .............. 312 315
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 5/15/28 @ 100(a) ............. 500 505
Series 2025-P1, Class C, 5.15%, 11/15/30, Callable 6/15/28 @ 100(a) ............. 1,000 1,018
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 275 277
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,000 1,013
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 1,667 1,694
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 911 940
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 822 836
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 2/15/27 @
100 ............................................................. 1,250 1,264
233,306
ABS Card (0.7%):
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23%, 4/15/29 .... 2,000 2,037
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/15/29(a) ....................... 630 633
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 738 743
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 452 454
Series 2025-1A, Class C, 4.54%, 10/15/29(a) ............................... 2,150 2,154
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,014 1,027
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 555 559
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 500 490
Master Credit Card Trust II, Series 2024-1A, Class C, 6.02%, 1/21/28(a) ............... 840 840
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 640 652
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 1,016
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 375 384
Series 2025-1A, Class C, 4.70%, 9/26/30(a) ................................ 1,697 1,701
12,690
ABS Other (10.8%):
AFG ABS I LLC .......................................................
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 1/15/27 @ 100(a) ............... 748 757
Series 2023-1, Class C, 9.40%, 9/16/30, Callable 1/15/27 @ 100(a) ............... 1,000 1,041
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 6/20/26 @ 100(a) ............................................ 1,889 1,910

Victory Portfolios II
VictoryShares Short-Term Bond ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. $ 750 $ 763
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 655 671
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 3,685 3,824
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 1/20/28 @ 100(a) ............................................ 640 650
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class C, 5.39%, 1/20/32,
Callable 5/20/29 @ 100(a) ............................................ 1,000 1,022
Ansley Park Capital LLC .................................................
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 9/20/30 @ 100(a) ............... 1,500 1,503
Series 2025-A, Class C, 4.82%, 4/20/35, Callable 9/20/30 @ 100(a) ............... 1,000 1,001
Series 2025-A, Class D, 5.33%, 4/20/35, Callable 9/20/30 @ 100(a) ............... 1,000 1,002
Series 2025-A, Class E, 7.66%, 4/20/35, Callable 9/20/30 @ 100(a) ............... 1,375 1,377
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 1/15/26
@ 100(a) ......................................................... 80 80
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 1/15/28 @ 100(a) ............. 1,000 1,015
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 413 423
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 1/15/28 @ 100(a) ............. 300 311
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 1/15/28 @ 100(a) ............. 471 493
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 2/15/29 @ 100(a) ............. 1,000 1,018
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 750 779
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 1,000 1,048
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28(a) .......... 823 827
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 3/15/27 @
100(a) ........................................................... 181 183
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27 @ 100(a) .............. 365 369
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 6/15/27 @ 100(a) .............. 552 562
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 282 281
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 717 699
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 3/20/29
@ 100(a) ......................................................... 905 922
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 1/15/26 @ 100(a) ..... 668 654
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 936 943
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 1,000 1,010
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 1,778 1,799
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,963 2,027
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 433 450
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 1,652 1,674
Series 2025-2, Class D, 5.08%, 8/15/34, Callable 9/14/29 @ 100(a) ............... 1,629 1,638
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................. 317 266
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 2/20/28 @ 100(a) .............. 585 587
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 2/20/28 @ 100(a) .............. 292 294
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 2,500 2,492
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 228 230
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 2/20/28 @ 100(a) ............... 839 858
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 2/20/28 @ 100(a) ............... 750 778
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 1/20/29 @ 100(a) ............... 303 307
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 1,860 1,815
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 1,796 1,832
Dell Equipment Finance Trust ..............................................
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 3/22/26 @ 100(a) ............... 1,000 1,004
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 3/22/26 @ 100(a) ............... 761 764
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 353 356
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 348 353

Victory Portfolios II
VictoryShares Short-Term Bond ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 5/22/27 @ 100(a) ............... $ 500 $ 505
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 584 590
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 12/22/27 @ 100(a) .............. 419 428
Series 2025-2, Class D, 4.83%, 3/22/32, Callable 6/22/28 @ 100(a) ............... 3,500 3,513
Dext ABS LLC ........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) .............. 186 187
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100(a) ............... 3,000 3,053
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 4/15/27 @ 100(a) ............... 2,300 2,404
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,000 1,015
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,585 1,681
Series 2025-1, Class B, 4.98%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000 1,009
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000 1,016
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 4/15/29 @ 100(a) ............... 1,500 1,518
Series 2025-2, Class B, 4.66%, 4/15/36, Callable 11/15/29 @ 100(a) .............. 585 585
Series 2025-2, Class D, 5.45%, 10/15/36, Callable 11/15/29 @ 100(a) ............. 2,585 2,586
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 1/20/26 @ 100(a) . 655 628
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 12/20/27 @ 100(a) ............ 794 802
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 6/20/29 @ 100(a) ............. 1,391 1,419
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 3/20/29 @ 100(a) ............. 1,000 1,020
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 3/20/29 @ 100(a) ............. 645 668
DLLMT LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ...... 571 577
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 979
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,000 978
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 1/25/26 @ 100(a) ... 457 451
Ford Credit Floorplan Master Owner Trus, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 532 534
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 467 475
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 400 412
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,175 1,310
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 2/20/30 @ 100(a) .............. 327 339
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 2/20/30 @ 100(a) .............. 300 317
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 2/20/30 @ 100(a) .............. 200 210
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 500 508
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 740 755
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 325 332
Series 2025-1, Class A3, 4.49%, 4/16/29(a) ................................ 1,500 1,518
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 2,000 2,030
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 1/20/27 @ 100(a) .............. 500 505
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,169 2,195
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 714 728
Series 2025-1A, Class C, 4.79%, 9/20/32, Callable 3/20/29 @ 100(a) .............. 1,653 1,666
Series 2025-1A, Class D, 4.99%, 3/21/33, Callable 3/20/29 @ 100(a) .............. 2,000 2,013
Series 2025-2A, Class D, 4.77%, 5/20/33, Callable 6/20/29 @ 100(a) .............. 1,495 1,495
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 3/15/28 @ 100 . 550 564
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 650 667
Series 2025-1A, Class A2, 4.61%, 12/15/27(a) .............................. 2,683 2,694
M&T Equipment LEAF1 Notes, Series 2025-1A, Class A3, 4.78%, 9/17/29, Callable 5/16/29
@ 100(a) ......................................................... 1,826 1,850
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) 1,038 1,055
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,989
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 65 65
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 500 507
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 6/13/29 @ 100(a) .............. 173 179
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 1/15/29 @ 100(a) ... 1,948 1,966
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 1/20/26 @ 100(a) ........ 534 533

Victory Portfolios II
VictoryShares Short-Term Bond ETF
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 1/20/26 @ 100(a) ............. $ 903 $ 754
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 1/20/26 @ 100(a) ............. 293 180
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 1,000 1,018
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 542 545
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 678 688
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 750 769
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 12/15/28 @ 100(a) .............. 1,891 1,917
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 12/15/28 @ 100(a) .............. 4,916 5,050
Series 2025-B, Class C, 5.17%, 1/18/33, Callable 3/15/29 @ 100(a) ............... 2,474 2,500
OneMain Financial Issuance Trust, Series 2022-3A, Class B, 6.45%, 5/15/34, Callable 1/14/26
@ 100(a) ......................................................... 4,500 4,554
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 1,500 1,529
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 3/20/28 @ 100(a) ............. 1,500 1,537
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 7/20/27 @ 100(a) ............ 571 575
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 10/20/28 @ 100(a) ............ 837 852
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 10/20/28 @ 100(a) ............. 765 779
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 10/20/28 @ 100(a) ............. 1,200 1,226
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 564 569
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 747 756
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 417 426
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 218 221
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 1,019 1,031
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 1,120 1,132
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 6/15/28 @ 100(a) .............. 941 954
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 2,000 1,981
SCF Equipment Leasing LLC ..............................................
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 2/20/30 @ 100(a) .............. 857 873
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 2/20/30 @ 100(a) .............. 1,672 1,725
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400 408
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250 1,280
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,500 1,535
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.90%, 3/25/48, Callable 3/25/26
@ 100(a) ......................................................... 2,750 2,756
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 2,000 1,970
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @
100(a)(b) ......................................................... 345 342
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 2,917 2,982
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 539 552
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @
100(a) ........................................................... 2,500 2,478
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000 972
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,455 1,467
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 216 220
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 500 512
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 374 387
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 10/12/28 @ 100(a) ........... 782 796
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 350 360
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 292 303
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 258 271
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 9/12/29 @ 100(a) ............. 522 531
Series 2025-1A, Class D, 6.49%, 5/12/33, Callable 9/12/29 @ 100(a) .............. 473 490

Victory Portfolios II
VictoryShares Short-Term Bond ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. $ 1,000 $ 1,023
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 417 425
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 1,409 1,426
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,500 1,522
Series 2025-10, Class C, 4.67%, 10/20/33, Callable 10/20/30 @ 100(a) ............ 700 700
Series 2025-7, Class C, 4.40%, 8/20/31, Callable 8/20/28 @ 100 ................. 2,000 2,000
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 6/24/30, Callable 7/24/28 @ 100(a) ...... 2,550 2,565
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 6/15/28 @ 100(a) ............ 333 335
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 6/15/28 @ 100(a) ............. 1,000 1,006
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 12/15/28 @ 100(a) ........... 2,783 2,821
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,000 1,009
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 584 591
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 1,137 1,138
Series 2025-1A, Class D, 5.45%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 5,600 5,632
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 2,000 2,031
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 1,000 1,017
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 1,000 1,025
Series 2025-2A, Class B, 6.59%, 6/20/55, Callable 12/20/28 @ 100(a) ............. 583 603
185,477
Total Asset-Backed Securities (Cost $426,620)
a
a
a
431,473
Collateralized Loan Obligations (0.0%)(c)
Cash Flow CLO (0.0%):(c)
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 5.51% (TSFR3M+165bps),
8/8/32, Callable 2/8/26 @ 100(a)(d) ...................................... 1,000 999
Total Collateralized Loan Obligations (Cost $1,000)
a
a
a
999
Collateralized Mortgage Obligations (4.7%)
Agency CMO Other (2.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 690 701
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,595 1,592
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 2,753 2,778
Federal National Mortgage Association .......................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 661 668
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 1,331 1,340
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 1,826 1,832
Series 2025-61, Class DA, 4.50%, 9/25/51 ................................. 1,904 1,899
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 790 803
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 594 599
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 776 781
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 1,092 1,094
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 790 798
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 1,029 1,036
Series 2025-131, Class CE, 4.50%, 12/20/53 ............................... 6,571 6,577
Series 2025-131, Class QC, 4.00%, 7/20/51 ................................ 2,939 2,877
Series 2025-131, Class QD, 4.50%, 7/20/51 ................................ 735 729
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 2,883 2,893
Series 2025-139, Class EA, 4.00%, 3/20/65 ................................ 2,931 2,886
Series 2025-150, Class QD, 4.50%, 7/20/51 ................................ 3,449 3,421
Series 2025-2, Class EA, 4.50%, 9/20/40 .................................. 1,148 1,151
36,455
Commercial MBS (2.6%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.49% (TSFR1M+174bps), 6/15/40(a)(b)(d) .......... 1,500 1,504

Victory Portfolios II
VictoryShares Short-Term Bond ETF
12
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-OANA, Class B, 5.59% (TSFR1M+184bps), 6/15/40(a)(b)(d) .......... $ 1,000 $ 1,004
AOA Trust ............................................................
Series 2025-1301, Class A, 5.06%, 8/11/42(a)(b)(e) .......................... 944 956
Series 2025-1345, Class A, 5.35% (TSFR1M+160bps), 6/15/42(a)(b)(d) ............ 625 627
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.40% (TSFR1M+165bps), 8/15/42(a)(b)(d) .......... 1,500 1,499
Series 2025-ATRM, Class B, 5.85% (TSFR1M+210bps), 8/15/42(a)(b)(d) .......... 1,638 1,633
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(e) ................ 1,000 978
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 4.95% (TSFR1M+120bps),
3/15/42(a)(b)(d) .................................................... 953 946
BPR Trust ............................................................
Series 2021-TY, Class A, 4.92% (TSFR1M+116bps), 9/15/38(a)(b)(d) ............. 1,000 1,000
Series 2021-TY, Class C, 5.57% (TSFR1M+181bps), 9/15/38(a)(b)(d) ............. 1,000 999
BX Commercial Mortgage Trust, Series 2025-COPT, Class A, 5.50% (TSFR1M+175bps),
8/15/42(a)(b)(d) .................................................... 1,154 1,155
BX Trust .............................................................
Series 2022-CLS, Class A, 5.76%, 10/13/27(a)(b) ............................ 1,000 1,003
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 1,000 997
Series 2022-LBA6, Class C, 5.35% (TSFR1M+160bps), 1/15/39(a)(b)(d) ........... 1,000 998
Series 2025-GW, Class A, 5.35% (TSFR1M+160bps), 7/15/42(a)(b)(d) ............ 2,000 2,001
Series 2025-ROIC, Class A, 4.89% (TSFR1M+114bps), 3/15/30(a)(b)(d) ........... 1,551 1,549
Series 2025-VOLT, Class A, 5.45% (TSFR1M+170bps), 12/15/44(a)(b)(d) .......... 1,500 1,500
Series 2025-VOLT, Class B, 5.85% (TSFR1M+210bps), 12/15/44(a)(b)(d) .......... 1,474 1,475
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.49% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 1,000 999
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b)(e) ... 1,000 1,001
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 3,500 3,463
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(b)(e) .......................... 663 687
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(e) ........................................................... 963 969
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(a)(b)(e) .. 1,363 1,369
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 1,000 962
Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(e) .......................... 2,500 2,404
MILE Trust, Series 2025-STNE, Class A, 5.25% (TSFR1M+150bps), 7/15/42(a)(b)(d) ..... 2,000 2,003
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class B, 5.30% (TSFR1M+155bps),
8/15/42(a)(b)(d) .................................................... 2,250 2,250
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 786 807
SHR Trust, Series 2024-LXRY, Class A, 5.70% (TSFR1M+195bps), 10/15/41(a)(b)(d) ..... 842 843
SMRT, Series 2022-MINI, Class B, 5.10% (TSFR1M+135bps), 1/15/39(a)(b)(d) .......... 1,760 1,754
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.19% (TSFR1M+144bps),
2/15/42(a)(b)(d) .................................................... 3,000 2,967
44,302
Total Collateralized Mortgage Obligations (Cost $80,300)
a
a
a
80,757
Senior Secured Loans (0.2%)
Materials (0.2%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien, 3/13/26(f)(g) ......... 3,500 3,500
Total Senior Secured Loans (Cost $3,500)
a
a
a
3,500
Corporate Bonds (41.1%)
Communication Services (0.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 1,000 1,043
Paramount Global
4.00%, 1/15/26 .................................................... 2,085 2,084
2.90%, 1/15/27, Callable 10/15/26 @ 100 ................................. 580 571
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%,
3/20/28, Callable 3/20/27 @ 100(a) ...................................... 1,350 1,358

Victory Portfolios II
VictoryShares Short-Term Bond ETF
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TEGNA, Inc., 4.63%, 3/15/28, Callable 2/5/26 @ 100 ............................. $ 1,500 $ 1,483
6,539
Consumer Discretionary (2.4%):
AutoNation, Inc., 4.45%, 1/15/29, Callable 12/15/28 @ 100 ........................ 2,000 2,006
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 1,000 1,036
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,019
4.30%, 8/12/27(a) .................................................. 1,000 1,004
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,000 1,016
eBay, Inc., 4.25%, 3/6/29, Callable 2/6/29 @ 100 ................................ 3,000 3,010
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 1,000 1,018
5.05%, 4/4/28 ..................................................... 2,000 2,036
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 1,000 1,017
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 1,000 1,018
Las Vegas Sands Corp., 5.90%, 6/1/27, Callable 5/1/27 @ 100 ....................... 2,100 2,140
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 500 517
Mattel, Inc.
5.88%, 12/15/27, Callable 2/5/26 @ 100(a) ................................ 5,800 5,813
5.00%, 11/17/30, Callable 10/17/30 @ 100 ................................. 1,707 1,719
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 1,513 1,475
5.30%, 9/13/27(a) .................................................. 1,000 1,004
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 1,000 1,019
Stellantis Financial Services US Corp., 4.95%, 9/15/28, Callable 8/15/28 @ 100(a) ........ 2,000 2,025
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 1,000 1,026
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,125 1,132
Volkswagen Group of America Finance LLC
4.95%, 3/25/27(a) .................................................. 2,000 2,017
4.45%, 9/11/27(a) ................................................... 4,000 4,015
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 1,000 1,047
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 1,000 1,021
YMCA of Greater New York, 5.18%, 8/1/30, Callable 5/1/30 @ 100 .................. 625 634
41,784
Consumer Staples (1.6%):
7-Eleven, Inc., 0.95%, 2/10/26, Callable 2/5/26 @ 100(a) .......................... 6,025 6,004
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 1,000 1,044
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 1,000 1,034
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 1/15/29, Callable 2/5/26 @ 101.19(a) ............................... 500 494
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 1,235 1,246
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 1,000 1,022
Mars, Inc., 4.45%, 3/1/27(a) ............................................... 2,000 2,015
McCormick & Co., Inc., 0.90%, 2/15/26, Callable 1/21/26 @ 100 .................... 3,000 2,988
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 3,033 3,026
Sodexo, Inc.
5.15%, 8/15/30, Callable 7/15/30 @ 100(a) ................................ 2,000 2,050
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 1,000 909
Sysco Corp., 5.10%, 9/23/30, Callable 8/23/30 @ 100 ............................. 2,000 2,064
The Campbell's Company, 5.20%, 3/19/27 ..................................... 1,000 1,013
The Kroger Co., 3.50%, 2/1/26 ............................................. 3,213 3,210
28,119
Energy (2.5%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/5/26 @ 101.27(a) .................. 2,500 2,538
APA Corp., 7.75%, 12/15/29 ............................................... 1,186 1,304
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 2/5/26 @ 104.19(a) ................ 1,000 1,041
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26, Callable 7/15/26 @ 100(a) ................................ 1,288 1,300
6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ................................ 1,000 1,039
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(h) ..................... 4,805 4,829
4.75%, 1/15/26 .................................................... 1,695 1,695

Victory Portfolios II
VictoryShares Short-Term Bond ETF
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Expand Energy Corp., 5.38%, 2/1/29, Callable 1/21/26 @ 101.34 ..................... $ 1,977 $ 1,980
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 .................... 1,250 1,116
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 2/5/26 @ 103(a) ....... 1,667 1,617
Marathon Petroleum Corp., 5.15%, 3/1/30, Callable 2/1/30 @ 100 .................... 1,000 1,030
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100 ......................... 3,229 3,235
ONEOK, Inc.
4.25%, 9/24/27, Callable 8/24/27 @ 100 .................................. 1,000 1,003
5.63%, 1/15/28, Callable 7/15/27 @ 100(a) ................................ 3,000 3,061
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/5/26 @ 100(a) ..... 2,000 1,964
Permian Resources Operating LLC, 8.00%, 4/15/27, Callable 2/5/26 @ 102(a) ........... 2,033 2,059
Sunoco LP
5.88%, 7/15/27, Callable 2/5/26 @ 100(a) ................................. 600 601
5.63%, 3/15/31, Callable 9/15/27 @ 102.81(a) .............................. 500 503
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 2/5/26 @ 100 ................................... 2,871 2,872
5.50%, 3/1/30, Callable 1/16/26 @ 102.75 ................................. 1,035 1,051
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 2,000 2,059
Western Midstream Operating LP
4.65%, 7/1/26, Callable 4/1/26 @ 100 .................................... 2,500 2,502
4.75%, 8/15/28, Callable 5/15/28 @ 100 .................................. 2,589 2,620
43,019
Financials (17.9%):
Ally Financial, Inc.
4.70% (H15T5Y+387bps), Callable 5/15/26 @ 100(d)(h) ...................... 3,625 3,580
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) .................... 2,056 2,169
American Express Co., 3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(d)(h) ......... 8,989 8,865
American Honda Finance Corp.
4.40%, 10/5/26 .................................................... 1,000 1,003
4.55%, 7/9/27 ..................................................... 1,000 1,010
4.25%, 9/1/28 ..................................................... 4,000 4,022
American National Global Funding
4.63%, 12/15/28(a) .................................................. 2,000 2,009
5.55%, 1/28/30(a) .................................................. 852 877
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 1,500 1,553
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 825 724
Antares Holdings LP
3.95%, 7/15/26, Callable 6/15/26 @ 100(a) ................................ 2,000 1,991
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 1,000 1,020
Apollo Global Management, Inc., 4.60%, 1/15/31, Callable 12/15/30 @ 100 ............. 2,500 2,515
Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100 ................. 1,000 1,000
Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100 ........................ 3,400 3,359
Ashtead Capital, Inc., 1.50%, 8/12/26, Callable 7/12/26 @ 100(a) .................... 3,334 3,275
Assurant, Inc., 7.00% (US0003M+414bps), 3/27/48, Callable 3/27/28 @ 100(d)(i) ........ 2,500 2,569
Athene Global Funding, 4.95%, 1/7/27(a) ...................................... 4,000 4,029
Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28, Callable 10/15/28 @ 100(a) .......... 2,000 2,007
Bank of America Corp., 6.30% (TSFR3M+481bps), Callable 3/10/26 @ 100(d)(h)(j) ....... 2,500 2,500
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 3,750 3,684
Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 ............................... 8,328 8,272
Blue Owl Capital Corp., 3.40%, 7/15/26, Callable 6/15/26 @ 100 .................... 2,800 2,782
Blue Owl Credit Income Corp., 7.75%, 9/16/27, Callable 8/16/27 @ 100 ............... 1,000 1,040
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 1,000 1,010
Brown & Brown, Inc.
4.60%, 12/23/26 .................................................... 500 503
4.70%, 6/23/28, Callable 5/23/28 @ 100 .................................. 1,091 1,104
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 3,000 2,992
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 1,000 1,027
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 500 525
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 3,479 3,433
Citigroup, Inc., 6.25% (TSFR3M+478bps), Callable 8/15/26 @ 100(h)(j) ............... 6,750 6,761
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ............ 334 336
Citizens Financial Group, Inc., 4.00% (H15T5Y+322bps), Callable 10/6/26 @ 100(d)(h) .... 2,250 2,238

Victory Portfolios II
VictoryShares Short-Term Bond ETF
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... $ 1,230 $ 1,321
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 1,500 1,533
4.88%, 12/10/27(a) .................................................. 2,000 2,026
4.38%, 9/8/28(a) ................................................... 3,000 3,004
4.95%, 9/9/29(a) ................................................... 651 661
4.70%, 12/11/30(a) .................................................. 1,250 1,253
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 2,489 2,489
Diageo Investment Corp., 5.13%, 8/15/30, Callable 7/15/30 @ 100 ................... 727 753
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 2,500 2,616
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 218 216
F&G Global Funding, 5.88%, 6/10/27(a) ...................................... 3,100 3,165
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 4,561 4,507
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 1,350 1,395
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(d) ........... 1,500 1,550
First Maryland Capital I, 5.17% (TSFR3M+126bps), 1/15/27, Callable 2/5/26 @ 100(d) .... 3,000 2,971
Fiserv, Inc.
4.75%, 3/15/30, Callable 2/15/30 @ 100 .................................. 1,000 1,006
4.55%, 2/15/31, Callable 1/15/31 @ 100 .................................. 1,500 1,487
Ford Motor Credit Co. LLC
6.95%, 3/6/26, Callable 2/6/26 @ 100 .................................... 3,209 3,215
5.13%, 11/5/26 ..................................................... 1,000 1,005
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 1,000 939
FS KKR Capital Corp., 3.40%, 1/15/26 ....................................... 4,724 4,721
Fulton Financial Corp., 6.00% (TSFR3M+230bps), 3/15/30, Callable 3/15/26 @ 100(d) .... 5,810 5,761
GA Global Funding Trust
1.63%, 1/15/26(a) .................................................. 2,360 2,358
4.40%, 9/23/27(a) .................................................. 500 502
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 2,000 2,031
Global Payments, Inc., 4.50%, 11/15/28, Callable 10/15/28 @ 100 .................... 3,000 3,006
Goldman Sachs Private Credit Corp., 5.38%, 1/31/29, Callable 12/31/28 @ 100(a) ........ 1,000 1,004
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .......... 750 742
HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31, Callable 12/15/30 @ 100 ...... 2,000 2,055
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26, Callable 3/15/26 @ 100(a) ................................ 1,662 1,650
8.00%, 6/15/27, Callable 3/15/27 @ 100(a) ................................ 2,800 2,907
Hercules Capital, Inc., 2.63%, 9/16/26, Callable 8/16/26 @ 100 ...................... 4,000 3,942
Highmark, Inc., 1.45%, 5/10/26, Callable 4/10/26 @ 100(a) ......................... 7,915 7,826
Horace Mann Educators Corp.
7.25%, 9/15/28, Callable 8/15/28 @ 100 .................................. 1,400 1,500
4.70%, 10/1/30, Callable 9/1/30 @ 100 ................................... 4,000 3,968
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 3,850 3,731
HSB Group, Inc., 5.08% (TSFR3M+117bps), 7/15/27, Callable 2/5/26 @ 100(d) .......... 750 734
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(h) .... 4,358 4,285
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 1,000 1,002
4.25%, 9/18/28(a) .................................................. 2,000 1,999
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,000 2,052
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 837 749
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 2,400 2,220
KeyCorp, 5.00%, Callable 9/15/26 @ 100(h) ................................... 2,500 2,487
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31,
Callable 7/15/27 @ 103.5(a) ........................................... 1,500 1,590
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 300 306
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 500 496
Mercedes-Benz Finance North America LLC, 4.65%, 4/1/27(a) ...................... 750 757
MGIC Investment Corp., 5.25%, 8/15/28, Callable 1/21/26 @ 100 .................... 4,962 4,963
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 435 457
Morgan Stanley, 4.13% (SOFR+91bps), 10/18/29, Callable 10/18/28 @ 100(d) ........... 3,500 3,497
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... 1,500 1,521
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 1,500 1,491

Victory Portfolios II
VictoryShares Short-Term Bond ETF
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28 ............................. $ 2,000 $ 2,037
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 2,000 2,058
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 2,000 2,075
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100 .............. 7,000 6,993
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 1,000 1,005
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 1,000 1,029
Pinnacle Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 1,000 1,020
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(d) ............... 4,000 4,224
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/5/26 @ 102.09(a) ....................... 944 966
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 1,500 1,514
Protective Life Corp., 4.70%, 1/15/31, Callable 12/15/30 @ 100(a) ................... 4,000 4,011
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 1,500 1,572
Reliance Standard Life Global Funding II, 1.51%, 9/28/26(a) ........................ 1,560 1,528
Repsol E&P Capital Markets US LLC, 4.81%, 9/16/28, Callable 8/16/28 @ 100(a) ........ 842 850
RGA Global Funding, 4.35%, 8/25/28(a) ...................................... 2,000 2,009
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26, Callable 2/5/26 @
100(a)(j) ......................................................... 5,055 4,982
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a) ....................... 2,000 2,030
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 1,147 1,034
Sixth Street Specialty Lending, Inc., 2.50%, 8/1/26, Callable 7/1/26 @ 100(j) ............ 1,358 1,342
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 2/5/26 @ 100(a) ............... 500 496
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,000 884
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 206 212
Synchrony Financial
3.70%, 8/4/26, Callable 5/4/26 @ 100 .................................... 2,000 1,993
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 1,000 996
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d) . 5,653 5,569
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,500 1,495
The Bank of New York Mellon Corp.
3.70% (H15T5Y+335bps), Callable 3/20/26 @ 100(d)(h) ...................... 5,500 5,479
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(d) .................... 1,000 1,029
The Charles Schwab Corp., 4.00% (H15T5Y+317bps), Callable 6/1/26 @ 100(d)(h)(j) ..... 8,500 8,439
The Goldman Sachs Group, Inc., 4.94% (SOFR+132bps), 4/23/28, Callable 4/23/27 @ 100(d) 1,000 1,011
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100 ............ 4,210 4,209
The PNC Financial Services Group, Inc.
3.40% (H15T5Y+260bps), Callable 9/15/26 @ 100(d)(h) ...................... 4,750 4,654
6.20% (H15T5Y+324bps), Callable 9/15/27 @ 100(d)(h) ...................... 1,000 1,016
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,008
4.80%, 5/15/30 .................................................... 2,000 2,051
Truist Bank, 4.14% (SOFR+91bps), 10/23/29, Callable 10/23/28 @ 100, MTN(d) ......... 2,000 1,998
Truist Financial Corp., 4.78% (TSFR3M+93bps), 5/15/27, Callable 2/5/26 @ 100(d) ....... 4,500 4,474
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(d)(h) ...................... 3,800 3,810
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 1,500 1,560
Veritex Holdings, Inc., 7.88% (TSFR3M+400bps), 10/15/30, Callable 1/15/26 @ 100(d) .... 2,150 2,150
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(d)(h) ............ 7,600 7,574
Western Alliance Bancorp, 3.00% (TSFR3M+225bps), 6/15/31, Callable 6/15/26 @ 100(d) .. 350 337
Western Alliance Bank, 6.54% (H15T5Y+285bps), 11/15/35, Callable 11/15/30 @ 100(d) ... 2,000 2,009
308,938
Health Care (1.7%):
Baxter International, Inc., 4.45%, 2/15/29, Callable 1/15/29 @ 100 ................... 1,250 1,253
Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 1/21/26 @ 100.71(a) . 3,000 2,974
CommonSpirit Health, 4.35%, 9/1/30, Callable 6/1/30 @ 100 ....................... 2,500 2,491
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 3,400 3,142
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 1,000 1,031
HCA, Inc.
5.00%, 3/1/28, Callable 2/1/28 @ 100 .................................... 1,000 1,019
4.30%, 11/15/30, Callable 10/15/30 @ 100 ................................. 2,000 1,992
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 2,000 2,050
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 1,000 907

Victory Portfolios II
VictoryShares Short-Term Bond ETF
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ $ 1,250 $ 1,291
PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable 2/5/26 @ 100(a)(j) ................ 1,943 1,928
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100 ................... 1,230 1,213
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100 .................................. 307 312
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 388 402
The Cigna Group, 4.50%, 9/15/30, Callable 8/15/30 @ 100 ......................... 4,000 4,029
Utah Acquisition Sub, Inc., 3.95%, 6/15/26, Callable 3/15/26 @ 100 .................. 3,000 2,990
29,024
Industrials (4.8%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 2,078 2,106
American Airlines Pass Through Trust
3.70%, 10/1/26 .................................................... 3,639 3,617
4.00%, 9/22/27 .................................................... 412 406
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28, Callable 2/5/26 @ 100(a) 1,500 1,490
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 1,000 1,029
British Airways Pass Through Trust, 3.35%, 6/15/29(a) ............................ 435 423
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 1,000 1,022
CRH America Finance, Inc., 4.40%, 2/9/31, Callable 1/9/31 @ 100 ................... 3,000 3,002
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 671 646
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 2,012
Extra Space Storage LP, 2.20%, 10/15/30, Callable 7/15/30 @ 100 .................... 1,000 905
Ferguson Enterprises, Inc., 4.35%, 3/15/31, Callable 2/15/31 @ 100 ................... 3,500 3,488
Georgia-Pacific LLC, 4.40%, 6/30/28, Callable 5/30/28 @ 100(a) .................... 1,000 1,011
GXO Logistics, Inc., 1.65%, 7/15/26, Callable 6/15/26 @ 100 ....................... 1,459 1,438
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 2,500 2,570
Illinois Central Railroad Co., 7.70%, 9/15/96, Callable 9/15/26 @ 102.92 ............... 5,222 5,450
JB Hunt Transport Services, Inc., 4.90%, 3/15/30, Callable 2/15/30 @ 100(j) ............ 2,000 2,044
JH North America Holdings, Inc., 5.88%, 1/31/31, Callable 7/31/27 @ 102.94(a) ......... 2,708 2,766
Lineage OP LP, 5.25%, 7/15/30, Callable 6/15/30 @ 100(a) ......................... 1,500 1,514
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 952 994
Molex Electronic Technologies LLC, 4.75%, 4/30/28, Callable 3/30/28 @ 100(a) ......... 2,000 2,021
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 2,000 2,025
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 10,400 10,418
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 1,000 1,033
Rockwell Collins, Inc., 3.50%, 3/15/27, Callable 12/15/26 @ 100 .................... 6,000 5,951
RXO, Inc., 7.50%, 11/15/27, Callable 1/16/26 @ 101.88(a) ......................... 500 510
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 1,000 1,027
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000 1,035
Southwest Airlines Co.
5.13%, 6/15/27, Callable 4/15/27 @ 100 .................................. 1,003 1,016
4.38%, 11/15/28, Callable 10/15/28 @ 100 ................................. 4,000 4,008
The Boeing Co., 2.20%, 2/4/26, Callable 1/16/26 @ 100 ........................... 4,000 3,993
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 1,000 1,056
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 795 794
5.88%, 10/15/27 .................................................... 1,149 1,176
United Airlines, Inc., 4.38%, 4/15/26, Callable 2/5/26 @ 100(a) ...................... 4,911 4,908
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 ..... 505 502
XPO, Inc., 6.25%, 6/1/28, Callable 1/16/26 @ 103.13(a) ........................... 2,519 2,567
81,973
Information Technology (2.0%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,057
Dell International LLC/EMC Corp.
4.75%, 4/1/28, Callable 3/1/28 @ 100 .................................... 1,500 1,522
4.15%, 2/15/29, Callable 1/15/29 @ 100 .................................. 4,000 3,996
Gartner, Inc., 4.95%, 3/20/31, Callable 2/20/31 @ 100 ............................ 1,000 1,004
Hewlett Packard Enterprise Co.
4.45%, 9/25/26 .................................................... 1,000 1,003
4.15%, 9/15/28, Callable 8/15/28 @ 100 .................................. 3,500 3,502
Keysight Technologies, Inc., 5.35%, 7/30/30, Callable 6/30/30 @ 100 ................. 2,000 2,086

Victory Portfolios II
VictoryShares Short-Term Bond ETF
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... $ 2,000 $ 2,028
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 4,500 4,471
4.45%, 9/26/30, Callable 8/26/30 @ 100 .................................. 4,000 3,912
RELX Capital, Inc., 4.75%, 3/27/30, Callable 2/27/30 @ 100 ........................ 2,000 2,039
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 3,066 3,034
Synopsys, Inc.
4.55%, 4/1/27 ..................................................... 2,000 2,014
4.65%, 4/1/28, Callable 3/1/28 @ 100 .................................... 1,000 1,014
TD SYNNEX Corp., 4.30%, 1/17/29, Callable 12/17/28 @ 100 ...................... 1,500 1,497
35,179
Materials (1.5%):
Amcor Flexibles North America, Inc., 4.80%, 3/17/28 ............................. 2,000 2,027
AptarGroup, Inc., 4.75%, 3/30/31, Callable 2/28/31 @ 100 ......................... 3,000 3,022
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,700 1,704
Berry Global, Inc.
1.57%, 1/15/26 .................................................... 2,941 2,937
4.88%, 7/15/26(a) .................................................. 566 566
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 3,000 3,039
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100 .................. 2,000 1,913
LYB International Finance III LLC, 5.13%, 1/15/31, Callable 12/15/30 @ 100 ........... 2,000 2,009
Sealed Air Corp., 1.57%, 10/15/26, Callable 9/15/26 @ 100(a) ....................... 4,286 4,194
Silgan Holdings, Inc., 1.40%, 4/1/26, Callable 3/1/26 @ 100(a) ...................... 1,032 1,023
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 1,571 1,574
Syensqo Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ............... 1,000 1,035
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 1,000 1,012
26,055
Real Estate (3.2%):
Boston Properties LP, 3.65%, 2/1/26, Callable 1/21/26 @ 100 ....................... 9,708 9,694
CBRE Services, Inc., 4.80%, 6/15/30, Callable 5/15/30 @ 100 ....................... 2,000 2,027
Crown Castle, Inc., 3.70%, 6/15/26, Callable 3/15/26 @ 100 ........................ 3,500 3,492
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 2,000 2,005
DOC DR LLC, 3.95%, 1/15/28, Callable 10/15/27 @ 100 .......................... 450 448
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 500 475
Federal Realty OP LP
1.25%, 2/15/26, Callable 2/5/26 @ 100 ................................... 1,000 996
5.38%, 5/1/28, Callable 4/1/28 @ 100 .................................... 2,000 2,050
Healthcare Realty Holdings LP
3.75%, 7/1/27, Callable 4/1/27 @ 100 .................................... 300 298
3.63%, 1/15/28, Callable 10/15/27 @ 100 ................................. 3,000 2,960
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 500 495
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,000 984
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 3,000 3,209
Kimco Realty OP LLC
2.80%, 10/1/26, Callable 7/1/26 @ 100 ................................... 1,500 1,487
3.80%, 4/1/27, Callable 1/1/27 @ 100 .................................... 1,000 999
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 2,926 2,921
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 247 262
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 1,000 1,043
NNN REIT, Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000 928
4.60%, 2/15/31, Callable 1/15/31 @ 100 .................................. 2,000 2,013
Public Storage Operating Co., 4.38%, 7/1/30, Callable 6/1/30 @ 100 .................. 1,500 1,513
Realty Income Corp., 5.05%, 1/13/26 ......................................... 1,000 1,000
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 846 866
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 2,012
Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100 ........................ 1,322 1,311
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 1,000 1,042
UDR, Inc., 3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ........................... 2,000 1,984

Victory Portfolios II
VictoryShares Short-Term Bond ETF
19
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... $ 1,600 $ 1,582
Welltower OP LLC, 4.50%, 7/1/30, Callable 6/1/30 @ 100 ......................... 3,000 3,033
WP Carey, Inc., 4.65%, 7/15/30, Callable 6/15/30 @ 100 ........................... 2,500 2,518
55,647
Utilities (3.1%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,500 2,588
Alabama Power Co., 4.30%, 3/15/31, Callable 1/15/31 @ 100 ....................... 3,000 3,010
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 1,000 1,013
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 1,000 1,037
Calpine Corp.
4.50%, 2/15/28, Callable 2/5/26 @ 100.75(a) ............................... 3,900 3,902
5.13%, 3/15/28, Callable 2/5/26 @ 100.85(a) ............................... 357 357
4.63%, 2/1/29, Callable 2/5/26 @ 100(a) .................................. 2,500 2,498
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 929 962
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 1,250 1,228
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(d)(h) ......... 3,500 3,473
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 1,000 1,013
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 3,000 3,052
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 1,500 1,518
Exelon Corp., 5.13%, 3/15/31, Callable 2/15/31 @ 100 ............................ 1,000 1,033
Florida Power & Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100 .................... 1,000 1,025
ITC Holdings Corp., 3.25%, 6/30/26, Callable 3/30/26 @ 100 ....................... 1,105 1,100
KeySpan Gas East Corp., 2.74%, 8/15/26, Callable 5/15/26 @ 100(a) .................. 1,439 1,425
NorthWestern Corp., 5.07%, 3/21/30, Callable 2/21/30 @ 100(a) ..................... 1,500 1,538
NSTAR Electric Co., 4.85%, 3/1/30, Callable 2/1/30 @ 100 ........................ 1,000 1,022
Oncor Electric Delivery Co. LLC, 4.50%, 3/20/27(a) ............................. 1,500 1,512
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 1,500 1,545
Pinnacle West Capital Corp., 4.90%, 5/15/28, Callable 4/15/28 @ 100 ................. 2,000 2,037
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 1,000 1,028
The AES Corp., 1.38%, 1/15/26 ............................................. 1,710 1,708
The Dayton Power & Light Co., 4.55%, 8/15/30, Callable 7/15/30 @ 100(a) ............. 3,000 2,986
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 1/15/26 @ 100(d) ........ 7,937 7,934
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 2,000 2,062
53,606
Total Corporate Bonds (Cost $702,560)
a
a
a
709,883
Yankee Dollars (8.4%)
Communication Services (0.1%):
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 1,633 1,657
Grupo Televisa SAB, 4.63%, 1/30/26 ......................................... 1,000 995
2,652
Consumer Discretionary (0.7%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 1,295 1,286
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 3,300 3,404
Gildan Activewear, Inc., 4.70%, 10/7/30, Callable 9/7/30 @ 100(a) ................... 3,500 3,485
Honda Motor Co. Ltd., 4.44%, 7/8/28, Callable 6/8/28 @ 100 ....................... 3,000 3,026
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a) .............. 1,650 1,652
12,853
Consumer Staples (0.5%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 2,000 2,063
BAT International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100 ............... 3,000 3,024
Japan Tobacco, Inc., 4.85%, 5/15/28, Callable 4/15/28 @ 100(a) ..................... 2,000 2,035
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 1,135 986
8,108
Energy (0.7%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100 ............ 3,250 3,333

Victory Portfolios II
VictoryShares Short-Term Bond ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... $ 1,000 $ 1,031
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(d) .................. 1,515 1,528
Harbour Energy PLC, 5.50%, 10/15/26, Callable 2/5/26 @ 100(a) .................... 1,500 1,499
Transcanada Trust, 5.88% (US0003M+464bps), 8/15/76, Callable 8/15/26 @ 100(d)(i) ..... 1,623 1,625
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250 266
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 1,000 1,009
5.88%, 5/22/30, Callable 4/22/30 @ 100(a) ................................ 1,000 1,041
11,332
Financials (3.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @
100 ............................................................. 2,627 2,628
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,000 1,034
ASB Bank Ltd., 5.28% (H15T5Y+225bps), 6/17/32, Callable 6/17/27 @ 100(a)(d) ........ 1,000 1,013
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 606 631
Avolon Holdings Funding Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a) ............... 1,000 1,042
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(d) .................................. 500 534
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037 1,076
Bank of Montreal, 4.46% (SOFR+70bps), 12/21/26, (Put Date 2/10/26), MTN(d)(k) ....... 2,600 2,607
Barclays PLC
5.20%, 5/12/26 .................................................... 3,000 3,008
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(d) .................... 1,000 1,012
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(d) ..................... 1,000 1,019
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100 ............... 2,347 2,333
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 2,200 2,222
5.50%, 9/10/29 .................................................... 3,802 3,852
Brookfield Asset Management Ltd., 4.65%, 11/15/30, Callable 10/15/30 @ 100 .......... 1,649 1,662
Brookfield Finance, Inc., 4.35%, 4/15/30, Callable 1/15/30 @ 100 .................... 2,000 2,008
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(d) ..................... 2,000 2,006
4.24% (SOFRINDX+60bps), 9/8/28, Callable 9/8/27 @ 100(d) .................. 3,000 3,011
4.86% (SOFR+103bps), 3/30/29, Callable 3/31/28 @ 100(d) .................... 1,500 1,525
7.26%, 4/10/32(a) .................................................. 467 493
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 3,909 4,082
HSBC Holdings PLC, 4.90% (SOFR+103bps), 3/3/29, Callable 3/3/28 @ 100(d) ......... 1,000 1,014
National Bank of Canada, 4.70% (SOFR+56bps), 3/5/27, Callable 3/5/26 @ 100(d) ........ 3,080 3,082
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,000 997
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 1,200 1,200
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(d) . 2,000 1,996
Santander UK Group Holdings PLC, 4.32% (SOFRINDX+107bps), 9/22/29, Callable 9/22/28
@ 100(d) ......................................................... 3,000 3,003
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) . 2,000 2,041
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(d) . 5,405 5,376
57,507
Health Care (0.5%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 160 156
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 5,400 5,301
Royalty Pharma PLC, 4.45%, 3/25/31, Callable 2/25/31 @ 100 ...................... 3,000 2,991
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 500 506
8,954
Industrials (1.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27
@ 100 ........................................................... 2,907 2,889
Air Canada Pass Through Trust
3.60%, 3/15/27(a) .................................................. 447 441
4.13%, 12/15/27(a) .................................................. 975 956
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100(a) ............. 1,179 1,178

Victory Portfolios II
VictoryShares Short-Term Bond ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ $ 2,500 $ 2,542
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,055
LG Energy Solution Ltd.
5.38%, 7/2/27(a) ................................................... 2,273 2,307
5.25%, 4/2/28(a) ................................................... 2,000 2,037
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26, Callable 9/15/26 @ 100(a) ....... 2,000 1,966
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 900 891
Triton Container International Ltd., 2.05%, 4/15/26, Callable 3/15/26 @ 100(a) .......... 580 576
16,838
Information Technology (0.7%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. 1,000 1,013
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30, Callable 10/18/30 @ 100 .... 1,000 1,000
Kioxia Holdings Corp., 6.25%, 7/24/30, Callable 7/24/27 @ 103.13(a) ................. 1,500 1,544
NXP BV/NXP Funding LLC, 5.35%, 3/1/26 .................................... 3,038 3,038
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 5,000 5,201
11,796
Materials (0.3%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 1,500 620
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 2,000 2,067
Nutrien Ltd., 4.50%, 3/12/27 ............................................... 2,000 2,012
Rio Tinto Finance USA PLC, 4.50%, 3/14/28, Callable 2/14/28 @ 100 ................. 1,000 1,011
5,710
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 1,000 998
Utilities (0.5%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(l) ............................. 8,962 9,003
Total Yankee Dollars (Cost $144,790)
a
a
a
145,751
Municipal Bonds (1.1%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000 1,042
Arizona (0.1%):
Arizona IDA Revenue
4.51%, 10/1/26 .................................................... 500 500
4.51%, 10/1/27 .................................................... 500 501
4.60%, 10/1/28 .................................................... 500 501
4.71%, 10/1/29 .................................................... 500 501
2,003
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 1,000 1,018
Series B, 5.76%, 7/1/31 .............................................. 1,000 1,018
California Municipal Finance Authority Revenue, Series B, 4.51%, 5/15/30, Continuously
Callable @100 ..................................................... 2,065 2,049
California State Public Works Board Revenue, Series B, 4.50%, 4/1/26 ................ 1,000 1,001
5,086
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 195 191
Illinois (0.0%):(c)
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 250 254
4.63%, 12/1/28 .................................................... 500 512
766
Indiana (0.0%):(c)
City of Carmel Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B, 4.94%, 5/1/27 .............................................. 200 203

Victory Portfolios II
VictoryShares Short-Term Bond ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B, 4.97%, 5/1/28 .............................................. $ 225 $ 230
Series B, 5.02%, 5/1/29 .............................................. 275 283
716
Maryland (0.1%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 750 764
Maryland Health & Higher Educational Facilities Authority Revenue, 1.89%, 1/1/26 ....... 1,000 1,000
1,764
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue
Series G, 6.38%, 10/1/28 ............................................. 665 665
Series G, 6.63%, 10/1/30 ............................................. 1,375 1,388
Massachusetts Educational Financing Authority Revenue, Series A, 5.52%, 7/1/35 ........ 940 959
3,012
New York (0.0%):(c)
Albany Capital Resource Corp. Revenue, Series B, 4.78%, 5/1/31 .................... 750 756
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 845 860
Rhode Island (0.0%):(c)
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26 ................ 210 209
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue
Series B, 4.75%, 7/1/26 .............................................. 250 251
Series B, 4.61%, 7/1/27 .............................................. 350 354
Series B, 4.59%, 7/1/28 .............................................. 250 254
859
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund), 7.00%, 2/15/27, Continuously Callable @100 .................... 1,100 1,122
Total Municipal Bonds (Cost $18,210)
a
a
a
18,386
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I, 6.25% (TSFR3M+466bps)(d)(h) .................................. 4,300 4,317
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 .................................................... 569 584
Federal National Mortgage Association
1.50%, 3/1/37 ..................................................... 1,867 1,696
4.50%, 11/1/40 ..................................................... 2,448 2,451
4,147
Total U.S. Government Agency Mortgages (Cost $8,980)
a
a
a
9,048
U.S. Treasury Obligations (13.7%)
U.S. Treasury Notes
4.63%, 9/15/26 .................................................... 10,500 10,577
4.38%, 12/15/26 .................................................... 33,000 33,256
0.50%, 8/31/27 .................................................... 37,000 35,231
4.13%, 11/15/27 .................................................... 36,000 36,412
4.00%, 6/30/28 .................................................... 18,000 18,210
3.75%, 12/31/28 .................................................... 31,000 31,191
1.63%, 8/15/29 .................................................... 19,000 17,738
4.13%, 8/31/30 .................................................... 30,000 30,530
4.00%, 1/31/31 .................................................... 23,000 23,271
Total U.S. Treasury Obligations (Cost $233,680)
a
a
a
236,416

Victory Portfolios II
VictoryShares Short-Term Bond ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (5.4%)
Energy (0.5%):
Ovintiv, Inc.
4.17%, 1/16/26(a)(m) ................................................ $ 3,100 $ 3,094
4.19%, 1/20/26(a)(m) ................................................ 5,000 4,989
8,083
Financials (0.6%):
Imperial Brands Finance PLC, 3.88%, 1/13/26(a)(m) ............................. 9,300 9,287
Health Care (0.8%):
HCA, Inc.
4.01%, 1/13/26(a)(m) ................................................ 4,000 3,994
4.02%, 1/16/26(a)(m) ................................................ 6,900 6,888
4.06%, 1/23/26(a)(m) ................................................ 3,000 2,992
13,874
Industrials (1.2%):
Air Lease Corp.
4.01%, 1/2/26(a)(m) ................................................. 8,400 8,398
4.06%, 1/12/26(a)(m) ................................................ 5,000 4,993
4.07%, 1/14/26(a)(m) ................................................ 3,600 3,595
Aviation Capital Group LLC, 3.82%, 1/7/26(a)(m) ............................... 3,700 3,697
20,683
Information Technology (0.5%):
Jabil, Inc.
4.39%, 1/5/26(a)(m) ................................................. 7,500 7,496
4.39%, 1/8/26(a)(m) ................................................. 1,750 1,748
9,244
Real Estate (0.5%):
Crown Castle, Inc.
4.20%, 1/6/26(a)(m) ................................................. 4,800 4,797
4.20%, 1/21/26(a)(m) ................................................ 4,000 3,990
8,787
Utilities (1.3%):
Evergy Missouri West, Inc.
3.81%, 1/5/26(a)(m) ................................................. 600 600
3.82%, 1/7/26(a)(m) ................................................. 1,370 1,369
3.85%, 1/15/26(a)(m) ................................................ 4,000 3,993
NGPL PipeCo LLC
4.08%, 1/6/26(a)(m) ................................................. 8,900 8,894
4.27%, 1/8/26(a)(m) ................................................. 4,300 4,296
4.13%, 1/12/26(a)(m) ................................................ 800 799
4.14%, 1/13/26(a)(m) ................................................ 3,000 2,995
22,946
Total Commercial Paper (Cost $92,913)
a
a
a
92,904
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(n) ........ 1,163,020 1,163
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(n) ............ 1,163,020 1,163
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(n) ............... 1,163,020 1,163
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.69%(n) . 1,163,020 1,163
Total Collateral for Securities Loaned (Cost $4,652)
a
a
a
4,652
Total Investments (Cost $1,717,205) — 100.4% 1,733,769
Liabilities in excess of other assets —  (0.4)% (7,690)
NET ASSETS - 100.00% $ 1,726,079
At December 31, 2025, the Fund's investments in foreign securities were 9.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$806,690 (thousands) and amounted to 46.7% of net assets.

Victory Portfolios II
VictoryShares Short-Term Bond ETF
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At December 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $3,500 (thousands), which included no unrealized gain (loss).
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) All or a portion of this security is on loan.
(k) Put Bond.
(l) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(m) Rate represents the effective yield at December 31, 2025.
(n) Rate disclosed is the daily yield on December 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
25
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (12.1%)
ABS Auto (6.1%):
Alloya Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 8/25/28 @
100 (a) ........................................................... $ 1,634 $ 1,652
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 10/15/27 @
100 ............................................................. 1,263 1,284
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 6/15/29 @ 100 (a) ............................................ 900 903
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 10/15/28 @ 100 (a) ........................................... 2,123 2,168
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 8/15/27 @ 100 (a) .............. 1,300 1,327
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 9/15/28 @ 100 (a) .............. 920 930
AutoNation Finance Trust , Series 2025-1A , Class B , 5 .03% , 8/12/30 , Callable 9/10/28 @
100 (a) ........................................................... 2,955 3,017
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 783
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 667 670
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000 1,052
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 10/15/26 @ 100 ................ 1,090 1,095
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 3/15/27 @ 100 ................ 1,000 1,021
Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 3/15/28 @ 100 ................ 1,450 1,490
Series 2024-4 , Class B , 4 .82% , 5/15/30 , Callable 7/15/28 @ 100 ................. 2,000 2,027
CarMax Select Receivables Trust , Series 2024-A , Class A3 , 5 .40% , 11/15/28 , Callable 6/15/28
@ 100 ........................................................... 2,000 2,019
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 2/10/27 @
100 ............................................................. 1,139 1,135
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 5/25/28 @ 100 (a) ............. 875 911
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 3/25/28 @ 100 (a) ............ 1,400 1,432
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 3/25/28 @ 100 (a) ............. 643 658
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 5/25/28 @ 100 (a) .............. 2,700 2,792
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 5/25/28 @ 100 (a) ............ 2,950 3,022
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 4/25/28 @ 100 (a) .............. 1,450 1,487
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 5/25/29 @ 100 (a) .............. 2,232 2,229
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,897 1,907
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 444 449
Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 7/15/27 @ 100 (a) ............. 748 756
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 5/15/27 @ 100 (a) .............. 383 386
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 5/15/27 @ 100 (a) ............. 1,000 1,019
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 202 203
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,009
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947 964
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 1,999
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 8/15/29 @ 100 (a) .............. 829 828
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/29 @
100 (a) ........................................................... 2,700 2,762
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 1/20/26 @ 100 (a) .............. 207 207
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 42 42
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000 2,019
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 288 289
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,450 1,501
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000 2,039
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 994 1,026
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 7/15/28 @ 100 (a) ............. 1,258 1,284
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 8/15/29 @ 100 (a) .............. 647 662

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
First Investors Auto Owner Trust , Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 11/15/30
@ 100 (a) ......................................................... $ 2,000 $ 2,001
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 10/15/26 @
100 (a) ........................................................... 773 762
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 839
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000 1,040
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 3/15/27 @ 100 (a) ............... 387 387
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 6/15/27 @ 100 (a) ............... 1,429 1,439
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 415 427
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 250 260
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,000 995
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 10/15/28 @ 100 (a) ............ 2,755 2,833
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 1/15/29 @ 100 (a) .............. 875 886
Series 2024-4A , Class B , 4 .50% , 11/15/30 , Callable 8/15/29 @ 100 (a) ............. 2,000 2,005
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 9/15/29 @ 100 (a) ............. 1,017 1,023
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 6/16/28 @ 100 ........................................ 1,450 1,477
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............. 2,500 2,541
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,200 1,223
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 5/15/27 @
100 (a) ........................................................... 1,250 1,257
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000 1,019
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000 981
Honda Auto Receivables Owner Trust , Series 2024-4 , Class A4 , 4 .35% , 12/16/30 , Callable
1/15/28 @ 100 ..................................................... 1,500 1,515
Hyundai Auto Receivables Trust ............................................
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 3/15/26 @ 100 ................ 1,129 1,128
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @ 100 ................ 941 951
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 9/15/26 @ 100 (a) .............. 699 700
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 5/15/27 @ 100 (a) .............. 9 9
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,006
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 11/15/27 @ 100 (a) ............. 1,000 1,007
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 1,500 1,522
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 5/15/28 @ 100 (a) ............. 500 515
Series 2024-3A , Class B , 4 .74% , 1/15/30 , Callable 11/15/28 @ 100 (a) ............. 2,000 2,016
Series 2025-2A , Class A4 , 4 .36% , 7/15/30 , Callable 6/15/29 @ 100 (a) ............. 1,000 1,008
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
5/15/29 @ 100 (a) ................................................... 2,624 2,686
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
1/15/29 @ 100 ..................................................... 1,890 1,936
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 634 636
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 2,000 2,019
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,318 2,336
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 1,148 1,151
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 500 517
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 10/15/29 @ 100 (a) ............ 1,960 1,984
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 10/15/29 @ 100 (a) ............. 1,214 1,225
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 1/10/26 @
100 (a) ........................................................... 301 299
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 1,500 1,507
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,405 1,406
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 750 751

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. $ 1,450 $ 1,470
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 10/15/29 @ 100 (a) ............. 1,500 1,504
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 10/15/29 @ 100 (a) .............. 666 658
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 324 325
Series 2024-2A , Class A2 , 4 .72% , 2/15/28 (a) ............................... 470 470
Series 2025-1A , Class B , 5 .34% , 11/15/28 (a) ............................... 3,000 3,030
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 7/15/28 @ 100 (a) .............. 1,500 1,513
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 1,500 1,517
Series 2025-SF1 , Class C , 5 .14% , 4/15/31 , Callable 12/15/29 @ 100 (a) ............ 1,750 1,758
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 2/15/28 @ 100 (a) ............. 900 917
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 2,000 2,058
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,950 1,986
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,000 1,004
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 1,633 1,648
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 1,526 1,541
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 10/20/27 @ 100 (a) ............. 1,500 1,533
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 6/20/28 @ 100 (a) .............. 840 858
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 12/20/28 @ 100 (a) ............ 2,000 2,025
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 1/20/26 @ 100 (a) .............. 268 268
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 2,000 2,014
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class A4 , 4 .37% , 5/21/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 1,500 1,511
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000 1,992
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000 1,999
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 4/15/27 @ 100 ................ 1,370 1,373
Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable 8/15/28 @ 100 ................ 2,000 2,026
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... 847 850
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 12/25/26 @ 100 (a) ....... 572 578
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 6/15/28 @ 100 (a) ............ 1,470 1,495
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 6/15/28 @ 100 (a) .............. 1,000 1,016
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 10/15/27 @ 100 (a) ........... 1,000 1,012
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 2,033 2,076
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,155 2,153
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 412 415
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000 2,057
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 1,357 1,386
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 1,625 1,646
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 1,514 1,543
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 2/15/27 @
100 ............................................................. 1,000 1,012
163,917
ABS Card (1.2%):
American Express Credit Account Master Trust .................................
Series 2023-4 , Class A , 5 .15% , 9/16/30 ................................... 2,900 2,998
Series 2024-2 , Class A , 5 .24% , 4/15/31 ................................... 3,000 3,127
BA Credit Card Trust ....................................................
Series 2023-A2 , Class A2 , 4 .98% , 11/15/28 ................................ 1,800 1,818
Series 2024-A1 , Class A , 4 .93% , 5/15/29 .................................. 3,500 3,555
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 4,700 4,427
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 920 924
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 4,840 4,955

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... $ 1,900 $ 1,906
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 908
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 833 840
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625 611
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,145 1,204
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000 1,962
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000 1,959
Series 2025-1A , Class B , 4 .41% , 9/26/30 (a) ................................ 1,500 1,503
32,697
ABS Other (4.6%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 1/15/26
@ 100 (a) ......................................................... 1,500 1,472
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 132 132
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,710 2,755
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,081 1,099
Ansley Park Capital LLC .................................................
Series 2025-A , Class A2 , 4 .43% , 4/20/35 , Callable 9/20/30 @ 100 (a) .............. 3,000 3,014
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,000 1,002
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 1/15/26
@ 100 (a) ......................................................... 120 120
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 826 845
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 833 872
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 6/13/31 @ 100 (a) .............. 3,000 3,095
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 9/13/29 @ 100 (a) .............. 2,000 1,996
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27
@ 100 (a) ......................................................... 1,216 1,230
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) .............. 119 119
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,450 1,490
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 965 976
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 475 400
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 1/15/26 @ 100 (a) ............. 1,393 1,125
CNH Equipment Trust , Series 2024-C , Class A4 , 4 .12% , 3/15/32 , Callable 6/15/29 @ 100 ... 1,500 1,507
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 2/20/28 @ 100 (a) ............... 1,637 1,673
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 228 231
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,349 1,316
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,832
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 11/15/26 @
100 ............................................................. 1,680 1,704
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 697 700
Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 2,000 2,025
Series 2025-1 , Class B , 4 .96% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 1,550 1,572
Series 2025-2 , Class B , 4 .34% , 3/24/31 , Callable 6/22/28 @ 100 (a) ............... 1,000 1,003
Dext ABS LLC ........................................................
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,500 1,523
Series 2025-2 , Class A3 , 4 .23% , 4/15/36 , Callable 11/15/29 @ 100 (a) ............. 2,000 2,001
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
1/20/26 @ 100 (a) ................................................... 1,000 972
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 1/20/26 @ 100 (a) . 1,125 1,080
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 6/20/29 @ 100 (a) ...... 1,583 1,631
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 919 953
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 4/20/28 @ 100 (a) ...... 1,020 1,041

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... $ 1,154 $ 1,130
Ford Credit Floorplan Master Owner Trus , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532 534
Ford Credit Floorplan Master Owner Trust , Series 2024-4 , Class A , 4 .40% , 9/15/31 (a) ...... 1,500 1,516
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
2/20/30 @ 100 (a) ................................................... 1,634 1,695
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,509
Series 2025-1 , Class A4 , 4 .58% , 1/15/32 , Callable 5/15/29 @ 100 (a) .............. 2,180 2,214
Series 2025-2 , Class B , 4 .50% , 9/15/32 , Callable 1/15/30 @ 100 (a) ............... 1,000 1,005
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 1/20/27 @ 100 (a) .............. 1,194 1,197
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,505
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 2,000 2,013
John Deere Owner Trust , Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 8/15/28 @ 100 . 1,376 1,383
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @ 100 (a) ............. 1,661 1,660
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,268 1,301
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 1,958 2,004
M&T Equipment Notes ..................................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 2,076 2,109
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 2,360 2,400
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,989
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,498
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,000 2,028
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750 771
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 6/13/29 @ 100 (a) .............. 865 893
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 6/20/27 @ 100 (a) ....... 172 164
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 1/20/26 @ 100 (a) ............................................ 1,807 1,508
NMEF Funding LLC ....................................................
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 1,519 1,557
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 1,418 1,438
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 2,994 3,006
NP SPE IX LP , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 (a) ........................ 498 436
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 428 359
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 1/14/26
@ 100 (a) ......................................................... 2,960 2,995
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 1,450 1,478
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............ 1,143 1,152
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 (a) .............................. 1,870 1,884
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............ 773 787
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 2,622 2,643
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 873 884
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) (c) ......................................................... 1,089 1,075
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,926
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,981
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 2/20/30 @
100 (a) ........................................................... 1,243 1,266
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... 1,400 1,403
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000 1,970
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,000 1,982
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000 972
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500 493
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,330 1,341

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ $ 540 $ 549
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 10/12/28 @ 100 (a) ........... 587 597
Verizon Master Trust , Series 2025-10 , Class A , 4 .28% , 10/20/33 , Callable 10/20/30 @ 100 (a) 2,000 2,006
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 2,420 2,436
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 12/15/28 @ 100 (a) ........... 1,000 1,014
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 995 892
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 2,500 2,539
123,593
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .49% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 9/25/33 @ 100 (d) 3,000 2,967
Series 2018-2A , Class B , 5 .14% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 9/25/37 @
100 (a) (d) ......................................................... 1,000 913
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 4/25/33 @
100 (a) ........................................................... 1,285 1,174
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 4 .79% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 7/25/30 @ 100 (d) 103 97
Series 2007-1 , Class B , 4 .79% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (d) 169 156
5,307
Total Asset-Backed Securities (Cost $322,629)
a
a
a
325,514
Collateralized Mortgage Obligations (5.3%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation , Series 5522 , Class BF , 4 .92% ( SOFR30A + 105 bps ) ,
3/25/55 (d) ........................................................ 3,178 3,184
Federal National Mortgage Association , Series 2024-96 , Class FC , 5 .07% ( SOFR30A + 120 bps ) ,
12/25/54 (d) ....................................................... 2,415 2,423
5,607
Agency CMO Other (0.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 1,412 1,434
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,392 2,387
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,753 2,778
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,160 1,172
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,461 1,466
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 2,368 1,852
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,663 1,488
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,185 1,204
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 2,912 2,909
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,580 1,461
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,461 1,456
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,470 1,438
21,045
Agency Commercial MBS (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 486 485
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250 1,236
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000 965
Series K096 , Class A2 , 2 .52% , 7/25/29 ................................... 1,000 956
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000 1,908
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545 522
Series K135 , Class A2 , 2 .15% , 10/25/31 (b) ................................ 1,000 898
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000 3,580
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 4,000 3,590
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,710
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 3,000 2,712

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... $ 4,885 $ 4,529
Series K147 , Class A2 , 3 .00% , 6/25/32 (b) ................................. 3,000 2,793
Series K-1510 , Class A3 , 3 .79% , 1/25/34 .................................. 1,000 960
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000 903
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500 498
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 909 864
Series KIR3 , Class A2 , 3 .28% , 8/25/27 ................................... 1,500 1,487
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .07% , 3/25/28 (b) ............................... 304 299
Series 2019-M1 , Class A2 , 3 .56% , 9/25/28 (b) ............................... 530 527
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 956 927
Series 2022-M12 , Class A , 3 .02% , 12/25/28 (b) .............................. 2,243 2,193
35,542
Commercial MBS (3.0%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .49% ( TSFR1M + 174 bps ) , 6/15/40 (a) (c) (d) .......... 1,955 1,961
Series 2025-OANA , Class B , 5 .59% ( TSFR1M + 184 bps ) , 6/15/40 (a) (c) (d) .......... 2,000 2,008
AOA Trust , Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (b) (c) ...................... 1,259 1,275
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000 1,879
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .40% ( TSFR1M + 165 bps ) , 8/15/42 (a) (c) (d) .......... 1,000 999
Series 2025-ATRM , Class B , 5 .85% ( TSFR1M + 210 bps ) , 8/15/42 (a) (c) (d) .......... 1,277 1,273
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (c) ........................... 1,740 1,725
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (c) ........................... 1,000 978
Benchmark Mortgage Trust ................................................
Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @ 100 ............. 859 827
Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @ 100 .............. 2,400 2,124
BPR Trust , Series 2021-TY , Class A , 4 .92% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ......... 865 865
BX Commercial Mortgage Trust ............................................
Series 2022-CSMO , Class B , 6 .89% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) (d) .......... 1,800 1,805
Series 2025-COPT , Class A , 5 .50% ( TSFR1M + 175 bps ) , 8/15/42 (a) (c) (d) ........... 2,308 2,311
Series 2025-JDI , Class A , 5 .15% ( TSFR1M + 140 bps ) , 11/15/42 (a) (c) (d) ............ 2,000 2,000
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 923 876
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 2,000 1,994
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (b) (c) ......................... 2,250 2,264
Series 2025-GW , Class A , 5 .35% ( TSFR1M + 160 bps ) , 7/15/42 (a) (c) (d) ............ 2,000 2,001
Series 2025-ROIC , Class A , 4 .89% ( TSFR1M + 114 bps ) , 3/15/30 (a) (c) (d) ........... 2,327 2,323
Series 2025-VOLT , Class A , 5 .45% ( TSFR1M + 170 bps ) , 12/15/44 (a) (c) (d) .......... 2,500 2,500
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (c) .......................... 550 479
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (c) .......................... 1,500 1,271
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (c) .......................... 500 407
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. 500 470
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 614 596
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 1,500 1,290
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 1,960 2,063
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 2,252 2,125
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 500 498
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .49% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 1,000 999
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 735
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (c) .......................... 1,080 1,081
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (c) ......... 1,753 1,813
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 3,000 2,969
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (c) ......................... 535 504
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (c) .......................... 994 1,029

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ...... $ 2,000 $ 1,826
INT Commercial Mortgage Trust , Series 2025-PLAZA , Class A , 4 .88% , 11/5/37 (a) (b) (c) ... 2,000 2,007
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (c) .... 2,912 2,969
LBA Trust , Series 2024-7IND , Class A , 5 .19% ( TSFR1M + 144 bps ) , 10/15/41 (a) (c) (d) ...... 1,516 1,517
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (c) ....................................................... 2,407 2,423
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (b) (c) .. 1,818 1,825
MILE Trust , Series 2025-STNE , Class A , 5 .25% ( TSFR1M + 150 bps ) , 7/15/42 (a) (c) (d) ..... 2,000 2,002
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (c) ........ 1,000 866
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 4,430 4,112
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class A , 5 .00% ( TSFR1M + 125 bps ) ,
8/15/42 (a) (c) (d) .................................................... 2,000 2,001
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 1,000 1,025
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 800 714
SREIT Trust , Series 2021-MFP2 , Class B , 5 .04% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) (d) .... 1,500 1,498
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .19% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (c) (d) .................................................... 2,000 1,978
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (c) .......................... 250 246
Series 2025-HI , Class A , 5 .44% ( TSFR1M + 169 bps ) , 10/15/42 (a) (c) (d) ............. 1,500 1,501
80,827
Total Collateralized Mortgage Obligations (Cost $142,874)
a
a
a
143,021
Corporate Bonds (19.8%)
Communication Services (0.5%):
Alphabet, Inc. , 4 .70% , 11/15/35 , Callable 8/15/35 @ 100 .......................... 1,428 1,431
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (e) ............................. 2,150 1,576
Comcast Corp. , 3 .55% , 5/1/28 , Callable 2/1/28 @ 100 ............................ 1,115 1,105
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 2,000 1,949
Paramount Global
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 716 698
4 .38% , 3/15/43 .................................................... 1,500 1,047
T-Mobile US, Inc.
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,195 1,175
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 3,500 3,102
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 1,770 1,389
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 795 567
14,039
Consumer Discretionary (1.0%):
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 2,720 2,404
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,075 941
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 (e) ...................... 1,000 1,012
Daimler Truck Finance North America LLC , 5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) (e) . 1,500 1,546
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 500 508
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,472 1,302
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 720 708
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 25 18
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 2,000 2,047
Mattel, Inc.
3 .75% , 4/1/29 , Callable 1/16/26 @ 100.94 (a) ............................... 2,720 2,653
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 976 983
O'Reilly Automotive, Inc.
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 997
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 25 25
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 2,388 1,974
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) ............... 1,035 1,078
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 1,595 1,632
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 720 414

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... $ 1,000 $ 886
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 774 800
Volkswagen Group of America Finance LLC
4 .85% , 9/11/30 , Callable 8/11/30 @ 100 (a) ................................ 3,000 3,028
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 1,500 1,553
26,509
Consumer Staples (1.3%):
7-Eleven, Inc. , 1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ......................... 1,220 1,067
Anheuser-Busch InBev Worldwide, Inc. , 5 .45% , 1/23/39 , Callable 7/23/38 @ 100 ......... 320 332
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,017 937
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 945 1,105
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 975 899
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,270 1,289
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,500 2,296
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 795 704
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,745 1,812
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 865 769
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,670 1,747
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 720 639
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 988 997
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 ........................ 970 1,006
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750 741
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,075 958
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,200 969
Mars, Inc.
3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ................................. 1,150 1,010
5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ................................. 1,000 1,011
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 720 635
Sodexo, Inc.
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,726
5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) ................................ 1,750 1,834
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 1,500 1,344
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 2,090 2,165
The Campbell's Company
5 .20% , 3/21/29 , Callable 2/21/29 @ 100 .................................. 720 738
4 .75% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 730 706
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 1,470 1,332
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 910 986
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,700 2,716
35,470
Energy (1.8%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 1,500 1,075
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 220 221
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 220 223
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 760 709
5 .38% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 1,945 1,955
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 635 628
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,191 1,042
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 1,000 1,015
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 25 24
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 900 851
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 500 519
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 1,000 970
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,000 1,035

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (f) ...................... $ 1,000 $ 1,005
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 720 716
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 1,143 1,038
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 770 780
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 1,923 1,976
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,336 2,398
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 2,235 2,314
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 1,626 1,687
Helmerich & Payne, Inc.
2 .90% , 9/29/31 , Callable 6/29/31 @ 100 (e) ................................ 1,000 893
5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (e) ................................. 2,000 1,971
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 2,350 2,453
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 2/5/26 @ 101.04 (a) .... 1,000 1,008
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 220 221
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 220 220
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 210 213
5 .40% , 4/1/35 , Callable 1/1/35 @ 100 .................................... 720 725
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 1/21/26 @ 101.58 ................................ 1,000 992
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,280 1,203
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,645 1,750
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 995 750
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 1,955 1,940
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 1,006
Phillips 66 Co.
4 .95% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 730 726
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 1,110 970
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 580 604
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 1,611 1,566
5 .60% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,960 1,985
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 300 255
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,200 1,197
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,390 1,409
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 1,600 1,639
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 760 745
48,622
Financials (5.7%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 1,195 1,189
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 553 581
American Express Co.
3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (d) (f) ....................... 1,000 986
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) .................... 1,200 1,220
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (d) .................. 3,000 2,965
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,665 1,713
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 2,883 2,929
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 585 513
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 1,247 1,286
Apollo Global Management, Inc. , 5 .15% , 8/12/35 , Callable 5/12/35 @ 100 .............. 2,000 2,005
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 1,220 1,081
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 10 10
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (f) ....................... 1,000 991
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (d) ..................... 500 498
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 4,100 3,696
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 1,413 1,242
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 355 351
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 1,000 906

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. $ 520 $ 503
5 .25% , 6/23/32 , Callable 4/23/32 @ 100 .................................. 1,940 1,982
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 260 259
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ...................... 500 524
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 720 670
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (d) ...................... 2,500 2,567
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,321
CNO Global Funding
4 .95% , 9/9/29 (a) ................................................... 1,628 1,653
4 .70% , 12/11/30 (a) .................................................. 1,965 1,969
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 500 423
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 2,960 2,925
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 460 459
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 2,000 1,955
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 1,245 1,087
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,450 2,532
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,600 1,652
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,456 1,501
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 1,000 785
Ford Motor Credit Co. LLC
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 750 705
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 25 25
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 1,260 1,279
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700 694
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500 458
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,050 967
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500 1,344
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000 1,017
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 1,500 1,492
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 637 669
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 760 733
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 4,015 3,891
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 460 462
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (d) .................... 970 1,018
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 1,000 867
Hyundai Capital America, Inc. , 3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) .............. 220 219
ILFC E-Capital Trust I , 6 .35% , 12/21/65 , Callable 2/5/26 @ 100 (a) (d) ................. 500 420
JPMorgan Chase & Co.
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (d) .................... 3,060 2,850
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 2,085 1,859
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (d) .................... 2,141 2,210
2 .05% , 9/15/35 , Callable 3/15/26 @ 100 , MTN ............................. 1,000 739
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,505 1,477
KeyCorp
2 .25% , 4/6/27 , MTN ................................................ 320 313
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 500 500
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (d) ................. 1,200 1,303
Lincoln National Corp. , 5 .35% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,500 2,524
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 770 737
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 1,685 1,735
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (d) .......... 1,850 1,862

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MassMutual Global Funding II
1 .20% , 7/16/26 (a) .................................................. $ 860 $ 848
4 .35% , 9/17/31 (a) .................................................. 2,030 2,011
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,501 2,223
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,000 1,000
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. 2,000 1,794
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 1,310 1,349
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 2,075 1,824
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. 960 977
1 .85% , 8/1/31 (a) ................................................... 1,310 1,149
5 .00% , 1/9/34 (a) ................................................... 810 823
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,120 2,182
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) (e) .............................. 1,960 1,946
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 770 761
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 470 501
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) ............... 795 839
Pricoa Global Funding I , 4 .65% , 8/27/31 (a) .................................... 1,860 1,882
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,470 1,335
Principal Life Global Funding II
1 .25% , 8/16/26 (a) .................................................. 1,960 1,927
5 .10% , 1/25/29 (a) .................................................. 960 983
Protective Life Corp. , 5 .35% , 12/15/35 , Callable 9/15/35 @ 100 (a) ................... 2,000 2,024
Protective Life Global Funding
1 .90% , 7/6/28 (a) (e) ................................................. 1,960 1,860
5 .43% , 1/14/32 (a) .................................................. 1,380 1,436
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 895 695
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 1,000 1,032
Regions Financial Corp.
5 .72% ( SOFR + 149 bps ) , 6/6/30 , Callable 6/6/29 @ 100 (d) ...................... 2,000 2,084
5 .50% ( SOFR + 206 bps ) , 9/6/35 , Callable 9/6/34 @ 100 (d) (e) .................... 2,010 2,074
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 1,600 1,633
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 1,860 1,934
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 480 481
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 850 889
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 1,855 1,897
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 2,070 2,059
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 270 275
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 1,410 1,235
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,390 1,229
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,809 2,837
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (f) ...................... 1,000 985
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (d) ............... 460 460
5 .06% ( SOFR + 123 bps ) , 7/22/32 , Callable 7/22/31 @ 100 (d) .................... 900 933
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (d) (e) .................. 960 991
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 500 525
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (d) .... 685 733
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 560 587
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,321 1,408
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,535 1,445
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. 376 373
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (d) .................... 1,100 1,181
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 832 877
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 2,000 2,094
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 , Callable 0 @ – (d) ................... 1,150 1,156
Truist Financial Corp. , 5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (d) .... 1,050 1,116

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... $ 910 $ 946
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (d) ................... 1,850 1,617
152,753
Health Care (1.7%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 659 657
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 420 347
Adventist Health System , 4 .74% , 12/1/30 , Callable 9/1/30 @ 100 .................... 1,000 1,004
Amgen, Inc. , 5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ............................. 1,050 1,088
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,470 1,281
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 1,096 1,112
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 1,500 1,580
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500 491
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 600 655
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 1,970 1,974
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,450 1,251
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 4,500 4,158
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (d) .................. 1,000 937
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000 1,858
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 100 101
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 283 270
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 720 657
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 1,020 907
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,150 1,200
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 1,245 1,066
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,150 1,041
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 1,020 1,043
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 852 880
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 1,316 1,343
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 2,865 2,862
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500 495
2 .89% , 10/1/35 .................................................... 1,000 867
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,220 1,102
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 460 405
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 169 175
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 385 402
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 385 401
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (e) ............................... 668 674
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000 727
The Cigna Group
2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,720 1,557
5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,900 2,950
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 2,000 1,766
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 930 913
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 1,207 1,216
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,860 1,897
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 1,851 1,872
47,182
Industrials (2.3%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 956 859
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 960 861

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... $ 242 $ 240
3 .58% , 1/15/28 .................................................... 2,288 2,255
3 .85% , 2/15/28 .................................................... 237 231
3 .60% , 10/15/29 (e) .................................................. 297 282
5 .65% , 11/11/34 .................................................... 286 288
4 .90% , 5/11/38 ..................................................... 2,360 2,346
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 745 775
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 1/16/26 @ 101.42 (a) .............................. 1,548 1,531
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 717 639
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,550 1,640
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 372 362
3 .80% , 9/20/31 (a) .................................................. 521 510
Carlisle Cos., Inc.
2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 720 679
5 .55% , 9/15/40 , Callable 6/15/40 @ 100 .................................. 369 374
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 280 227
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 1,155 1,180
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 1,500 1,540
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250 1,258
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 760 581
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 (e) ........................... 700 695
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 2,000 1,801
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 1,367 1,477
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 64 64
Hubbell, Inc.
2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,220 1,111
4 .80% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 643 639
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,220 1,156
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 176 161
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 778 782
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,400 2,543
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 890 924
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 2,510 2,555
4 .96% , 1/13/30 (a) .................................................. 1,680 1,721
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 2,279 2,323
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 455 358
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 600 562
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 2,000 2,154
Ryder System, Inc. , 5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ................... 1,100 1,139
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,000 1,957
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 819 766
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,875 2,763
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,700 1,678
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 3,150 3,026
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 2,000 2,113
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 79 79
3 .70% , 3/1/30 ..................................................... 325 310
5 .45% , 2/15/37 .................................................... 2,366 2,432
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 1,265 1,258
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 1,450 1,484
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 1,616 1,574
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,335 1,372
61,635

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.8%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... $ 220 $ 222
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,220 1,090
Broadcom, Inc.
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 2,000 1,852
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 500 457
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 345 340
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 1,304 1,287
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250 950
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 960 953
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,510 1,361
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474 1,373
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 960 968
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050 1,011
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 615 377
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 720 659
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 520 547
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 923
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,100 1,754
5 .38% , 7/15/40 .................................................... 2,202 1,976
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000 622
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 1,000 1,016
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 1,500 1,366
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 (e) ........................... 1,500 1,479
22,583
Materials (1.3%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (e) ........ 1,000 1,034
AptarGroup, Inc.
4 .75% , 3/30/31 , Callable 2/28/31 @ 100 .................................. 2,000 2,015
3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 672 628
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 1,445 1,270
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,000 921
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500 1,503
CF Industries, Inc. , 5 .30% , 11/26/35 , Callable 8/26/35 @ 100 ....................... 2,000 1,995
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 1,970 1,996
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 875 821
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 3,000 2,938
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 1,677 1,710
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 2/5/26 @ 100.73 ................... 1,000 1,000
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 2,100 1,908
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 3,760 2,731
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 500 451
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 800 773
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,000 915
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 1,009 1,025
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,268 1,477
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 2,000 1,981
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 1,000 1,043
The Dow Chemical Co. , 5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (e) .................. 2,915 2,904
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (e) ........................ 2,435 2,441
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,150 1,025
36,505

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. $ 3,200 $ 2,707
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 (e) ................................. 2,062 2,096
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 1,050 1,035
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,770 1,619
5 .35% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 845 878
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 1,320 1,152
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,220 1,107
4 .90% , 1/15/33 , Callable 11/15/32 @ 100 .................................. 2,000 2,009
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 1,604 1,658
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 1,000 917
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 1,245 1,120
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 670 636
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933 843
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,020 1,035
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 370 355
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 937 894
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,010 1,047
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 1,505 1,485
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158 1,186
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,920 2,938
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,500 1,532
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/5/26 @ 102.06 (a) ..... 1,000 970
29,219
Utilities (2.3%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,545 1,612
3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .................................. 670 458
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 986
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 1,703 1,129
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 770 740
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 220 201
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 1,770 1,862
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,870 1,995
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 2,500 2,517
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 1,100 1,081
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000 930
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 960 888
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 310 229
DTE Energy Co.
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 482 514
5 .05% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,000 1,000
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 1,200 1,099
Duke Energy Carolinas Storm Funding LLC , 4 .90% , 3/1/46 ........................ 812 812
Duke Energy Corp.
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 (e) ................................ 920 959
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 915 908
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,570 1,426
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 720 641
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 895 936
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 1,720 1,631

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. $ 960 $ 926
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,888 1,932
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 500 499
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 1,600 1,614
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,360 2,410
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 785 769
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 720 729
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 25 15
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 1,780 1,585
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 1,020 1,038
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 1,415 1,428
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 950 771
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 1,449 1,216
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,460 1,506
2 .70% , 11/15/51 , Callable 5/15/51 @ 100 .................................. 1,575 940
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,175 1,222
Pinnacle West Capital Corp. , 5 .15% , 5/15/30 , Callable 4/15/30 @ 100 ................. 890 917
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 1,615 1,561
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,100 1,848
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,435 1,472
Public Service Electric & Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ........ 2,075 1,832
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 309 293
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 145 128
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 470 310
The AES Corp. , 5 .80% , 3/15/32 , Callable 1/15/32 @ 100 .......................... 2,000 2,054
The Southern Co.
5 .70% , 3/15/34 , Callable 9/15/33 @ 100 .................................. 2,880 3,035
4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 1/15/26 @ 100 (d) .................. 1,525 1,525
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500 1,545
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 550 546
Wisconsin Electric Power Co. , 4 .60% , 10/1/34 , Callable 7/1/34 @ 100 ................. 385 382
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 460 290
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500 444
61,336
Total Corporate Bonds (Cost $543,578)
a
a
a
535,853
Yankee Dollars (4.3%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,050 1,932
Consumer Discretionary (0.2%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 2/5/26 @ 100 (a) .................... 1,000 997
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 2,484 2,476
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,000 866
4,339
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 387 367
Bacardi Ltd. , 2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ........................... 220 218
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 675 683
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 2,020 2,099
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 2,000 1,735
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 ............................................. 2,518 2,781
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000 2,607
10,490
Energy (0.4%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 470 454

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Canadian Natural Resources Ltd.
5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (e) ............................... $ 1,930 $ 1,966
4 .95% , 6/1/47 , Callable 12/1/46 @ 100 ................................... 25 22
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 1,635 1,707
5 .20% , 11/20/35 , Callable 8/20/35 @ 100 .................................. 1,000 1,009
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 2,800 2,837
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 10 8
Smurfit Westrock Financing DAC
5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ................................. 1,000 1,031
5 .19% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,000 1,008
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,150 1,316
11,358
Financials (1.9%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 260 260
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 1,455 1,456
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 485 502
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 2/5/26 @ 100 (a) ................................ 1,930 1,790
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (d) ................ 875 910
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 806 836
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 750 831
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 1,575 1,417
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (d) ................ 960 945
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 715 650
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (d) .................. 1,000 1,144
5 .34% ( SOFR + 191 bps ) , 9/10/35 , Callable 9/10/34 @ 100 (d) .................... 1,050 1,067
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (f) ........ 750 745
BPCE SA
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (d) .................. 900 936
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) .................. 2,000 2,124
Brookfield Asset Management Ltd. , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ........... 4,000 3,994
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 760 696
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 830 902
Cooperatieve Rabobank , 1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (d) ... 1,960 1,951
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (d) ....... 400 425
Deutsche Bank AG
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 2,000 1,857
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (d) (e) .................. 1,060 1,081
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 1,920 1,939
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) .................... 1,010 960
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (d) .................... 1,050 1,231
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 670 657
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (d) .............. 1,560 1,436
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (g) ............... 210 208
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 606 707
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (d) ..... 560 560
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (d) .................. 1,460 1,481
5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @ 100 (d) .................. 895 938
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) . 320 284
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (d) (g) ............... 905 906
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (d) (g) ............. 385 380
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (d) (g) ..... 1,260 1,265
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,200 1,200
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 1,774 1,852

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (d) ........................................................... $ 2,365 $ 2,171
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (d) 300 301
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,370 1,388
The Bank of Nova Scotia
1 .30% , 9/15/26 .................................................... 770 756
2 .45% , 2/2/32 ..................................................... 160 143
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) 1,200 1,218
UBS Group AG
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/5/26 @ 100 (a) (d) ................ 1,000 997
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 470 471
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (d) .................. 814 807
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) 1,000 999
51,774
Health Care (0.4%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758 744
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 1,650 1,691
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,700 2,089
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 870 601
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 1,000 899
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000 2,066
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 1,970 1,817
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 (e) .............. 1,850 1,816
11,723
Industrials (0.4%):
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 820 862
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 470 454
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) (e) ................................ 1,000 954
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 480 478
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 2,060 2,085
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,500 1,565
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 1,100 1,168
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @ 100 (a) 1,000 1,031
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,400 1,459
10,056
Information Technology (0.2%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 2,000 2,082
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500 1,348
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,036 1,078
4,508
Materials (0.2%):
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,700 2,545
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,050 3,151
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 1,000 1,031
6,727
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,193 2,867
Utilities (0.0%):(h)
Enel Finance International NV , 2 .13% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 1,585 1,507
Total Yankee Dollars (Cost $116,416)
a
a
a
117,281
Municipal Bonds (1.3%)
Arizona (0.2%):
Arizona Board of Regents Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000 909

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arizona IDA Revenue
5 .26% , 10/1/33 .................................................... $ 2,000 $ 2,010
5 .36% , 10/1/34 .................................................... 2,000 2,009
4,928
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000 969
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620 604
Series A , 1 .90% , 4/1/28 .............................................. 500 478
2,051
Connecticut (0.0%):(h)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500 497
District of Columbia (0.1%):
District of Columbia Revenue , Series B , 5 .75% , 4/1/35 , Continuously Callable @100 ...... 3,500 3,725
Florida (0.1%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020 938
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500 1,302
2,240
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5 .02% , 12/1/32 .................................................... 1,000 1,046
5 .12% , 12/1/33 .................................................... 1,000 1,053
2,099
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,984
Series A , 4 .48% , 8/1/39 .............................................. 2,760 2,697
4,681
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000 996
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000 860
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900 869
2,725
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895 838
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290 1,245
2,083
Texas (0.3%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630 566
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070 932
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,773
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270 1,157
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525 517
1 .82% , 9/1/27 ..................................................... 700 676
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@100 ........................................................... 2,250 2,204
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270 246
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500 443
8,514
Virginia (0.0%):(h)
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225 214
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225 202
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275 243
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270 234
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250 213

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ $ 300 $ 250
1,356
Total Municipal Bonds (Cost $36,118)
a
a
a
34,899
U.S. Government Agency Mortgages (13.2%)
Federal Farm Credit Banks Funding Corporation
3 .98% , 2/5/29 ..................................................... 2,500 2,498
4 .58% , 4/2/29 ..................................................... 1,340 1,341
2 .55% , 12/21/34 .................................................... 3,000 2,558
2 .20% , 9/2/36 ..................................................... 3,414 2,686
5 .60% , 8/5/39 ..................................................... 1,900 1,888
10,971
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,626 4,612
3 .00% , 3/1/31 - 5/1/52 ............................................... 8,140 7,345
3 .50% , 5/1/33 - 7/1/52 ............................................... 4,377 4,077
1 .50% , 4/1/37 ..................................................... 2,632 2,381
5 .00% , 3/1/38 - 12/1/55 .............................................. 31,550 31,708
5 .50% , 8/1/38 - 11/1/54 .............................................. 19,135 19,525
4 .00% , 1/1/40 - 9/1/53 ............................................... 15,649 14,962
5 .10% , 7/1/40 ..................................................... 997 1,014
4 .50% , 11/1/42 - 7/1/55 .............................................. 10,521 10,379
6 .00% , 8/1/53 - 3/1/55 ............................................... 11,274 11,617
107,620
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. 3,038 2,597
4 .46% , 4/1/35 ..................................................... 3,883 3,857
1 .50% , 3/1/37 ..................................................... 2,801 2,543
5 .00% , 12/1/37 - 11/1/55 .............................................. 31,261 31,390
4 .50% , 1/1/38 - 11/1/55 .............................................. 30,905 30,407
4 .00% , 4/1/38 - 7/1/53 ............................................... 16,830 16,180
3 .50% , 12/1/42 - 12/1/53 ............................................. 19,536 18,252
5 .50% , 12/1/44 - 12/1/55 ............................................. 28,911 29,458
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,320 2,959
2 .00% , 11/1/51 - 12/1/51 .............................................. 2,725 2,236
6 .00% , 9/1/53 - 3/1/54 ............................................... 2,296 2,370
142,249
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 13,814 13,848
2 .50% , 1/20/51 - 9/20/53 ............................................. 13,266 11,396
3 .00% , 10/20/51 - 12/20/53 ............................................ 17,160 15,383
3 .50% , 2/20/52 - 6/20/52 ............................................. 7,402 6,756
4 .50% , 8/20/52 - 11/20/53 ............................................. 18,623 18,239
4 .00% , 11/20/52 .................................................... 3,569 3,404
5 .50% , 4/20/53 - 2/20/54 ............................................. 19,679 20,019
6 .00% , 9/20/53 .................................................... 2,081 2,148
7 .50% , 10/20/54 .................................................... 2,999 3,049
94,242
Total U.S. Government Agency Mortgages (Cost $352,400)
a
a
a
355,082
U.S. Treasury Obligations (42.5%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000 7,347
3 .50% , 2/15/39 .................................................... 20,250 18,507
1 .13% , 5/15/40 .................................................... 6,878 4,383
3 .88% , 8/15/40 .................................................... 25,250 23,459
1 .38% , 11/15/40 .................................................... 5,250 3,422
2 .25% , 5/15/41 .................................................... 13,250 9,784
1 .75% , 8/15/41 .................................................... 21,000 14,228
2 .00% , 11/15/41 .................................................... 12,190 8,520
2 .38% , 2/15/42 .................................................... 10,250 7,575

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .38% , 8/15/42 .................................................... $ 15,300 $ 12,976
3 .13% , 2/15/43 .................................................... 14,250 11,540
2 .88% , 5/15/43 .................................................... 2,000 1,558
3 .88% , 5/15/43 .................................................... 17,000 15,308
4 .38% , 8/15/43 .................................................... 10,975 10,522
4 .75% , 11/15/43 .................................................... 7,000 7,026
3 .38% , 5/15/44 .................................................... 7,000 5,785
4 .13% , 8/15/44 .................................................... 5,500 5,056
4 .63% , 11/15/44 .................................................... 4,350 4,279
4 .75% , 2/15/45 .................................................... 10,000 9,961
5 .00% , 5/15/45 .................................................... 13,018 13,382
4 .88% , 8/15/45 .................................................... 9,163 9,265
2 .50% , 2/15/46 .................................................... 10,500 7,319
2 .75% , 8/15/47 .................................................... 950 681
2 .75% , 11/15/47 .................................................... 3,900 2,789
3 .00% , 2/15/48 .................................................... 3,500 2,615
3 .38% , 11/15/48 .................................................... 7,012 5,571
3 .00% , 2/15/49 .................................................... 7,000 5,166
1 .38% , 8/15/50 .................................................... 7,000 3,458
1 .63% , 11/15/50 .................................................... 3,000 1,582
1 .88% , 2/15/51 .................................................... 26,013 14,563
2 .00% , 8/15/51 .................................................... 24,203 13,894
4 .00% , 11/15/52 .................................................... 2,000 1,742
3 .63% , 2/15/53 .................................................... 5,000 4,066
4 .13% , 8/15/53 .................................................... 10,000 8,891
4 .25% , 2/15/54 .................................................... 15,000 13,587
4 .50% , 11/15/54 .................................................... 5,000 4,737
4 .75% , 5/15/55 .................................................... 13,350 13,148
4 .75% , 8/15/55 .................................................... 5,908 5,834
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 645 635
U.S. Treasury Notes
0 .38% , 1/31/26 .................................................... 4,000 3,989
0 .75% , 5/31/26 .................................................... 5,500 5,436
1 .50% , 8/15/26 .................................................... 2,000 1,975
2 .38% , 5/15/27 .................................................... 4,625 4,555
0 .50% , 6/30/27 .................................................... 4,500 4,306
1 .25% , 3/31/28 .................................................... 9,675 9,210
1 .25% , 4/30/28 .................................................... 300 285
2 .88% , 8/15/28 .................................................... 2,280 2,243
3 .38% , 9/15/28 .................................................... 19,320 19,243
3 .75% , 12/31/28 .................................................... 10,000 10,062
4 .00% , 1/31/29 .................................................... 3,000 3,038
2 .88% , 4/30/29 .................................................... 5,000 4,892
2 .75% , 5/31/29 .................................................... 7,000 6,812
1 .63% , 8/15/29 .................................................... 6,175 5,765
3 .63% , 8/31/29 .................................................... 14,350 14,350
4 .00% , 5/31/30 .................................................... 39,940 40,452
4 .13% , 8/31/30 .................................................... 23,050 23,457
3 .63% , 9/30/30 .................................................... 19,499 19,427
4 .63% , 9/30/30 .................................................... 5,000 5,197
4 .00% , 1/31/31 .................................................... 15,000 15,177
1 .13% , 2/15/31 .................................................... 8,295 7,303
4 .13% , 3/31/31 .................................................... 15,000 15,272
4 .63% , 4/30/31 .................................................... 12,250 12,753
1 .63% , 5/15/31 .................................................... 16,750 15,008
3 .63% , 9/30/31 .................................................... 5,000 4,952
4 .13% , 10/31/31 .................................................... 7,000 7,110
1 .38% , 11/15/31 .................................................... 18,878 16,447
1 .88% , 2/15/32 .................................................... 20,525 18,312
2 .88% , 5/15/32 .................................................... 12,185 11,492
4 .13% , 5/31/32 .................................................... 57,417 58,193
2 .75% , 8/15/32 .................................................... 29,532 27,539
3 .88% , 9/30/32 .................................................... 33,539 33,455

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .13% , 11/15/32 .................................................... $ 52,300 $ 52,921
3 .38% , 5/15/33 .................................................... 48,400 46,555
3 .88% , 8/15/33 .................................................... 36,676 36,395
4 .50% , 11/15/33 .................................................... 49,300 50,933
4 .00% , 2/15/34 .................................................... 11,030 11,016
3 .88% , 8/15/34 .................................................... 63,150 62,213
4 .25% , 11/15/34 .................................................... 28,950 29,280
4 .63% , 2/15/35 .................................................... 20,000 20,775
4 .25% , 5/15/35 .................................................... 64,191 64,773
4 .25% , 8/15/35 .................................................... 29,596 29,832
Total U.S. Treasury Obligations (Cost $1,171,211)
a
a
a
1,146,561
Commercial Paper (0.7%)
Energy (0.1%):
Plains All American Pipeline LP , 3 .79% , 1/2/26 (a) (i) .............................. 3,000 2,999
Financials (0.3%):
Imperial Brands Finance PLC , 3 .83% , 1/2/26 (a) (i) ............................... 8,000 7,998
Utilities (0.3%):
Evergy Metro, Inc. , 3 .81% , 1/5/26 (a) (i) ....................................... 8,100 8,096
Total Commercial Paper (Cost $19,095)
a
a
a
19,093
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (j) ........ 4,890,795 4,890
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (j) ............ 4,890,795 4,891
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (j) ................ 4,890,795 4,891
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (j) . 4,890,795 4,891
Total Collateral for Securities Loaned (Cost $19,563)
a
a
a
19,563
Total Investments (Cost $2,723,884) — 99.9% 2,696,867
Other assets in excess of liabilities —  0.1% 1,516
NET ASSETS - 100.00% $ 2,698,383
At December 31, 2025, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$540,345 (thousands) and amounted to 20.0% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(h) Amount represents less than 0.05% of net assets.
(i) Rate represents the effective yield at December 31, 2025.
(j) Rate disclosed is the daily yield on December 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of December 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of December 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
49
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (15.8%)
ABS Auto (7.1%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 8/25/28 @ 100 (a) .............. $ 189 $ 191
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 8/25/28 @ 100 (a) .............. 213 216
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 8/25/28 @ 100 (a) .............. 147 149
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 10/15/27 @
100 ............................................................. 474 482
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 6/15/28 @ 100 (a) ............... 224 226
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 11/15/28 @ 100 (a) .............. 1,453 1,461
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 11/15/28 @ 100 (a) .............. 1,611 1,615
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 4/15/29 @ 100 (a) ............... 1,027 1,033
American Credit Acceptance Receivables Trust , Series 2022-3 , Class E , 8 .08% , 10/13/28 ,
Callable 2/13/26 @ 100 (a) ............................................ 3,100 3,111
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 6/15/29 @ 100 (a) ............................................ 300 301
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 107 109
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 131 134
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 112 115
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable
7/18/26 @ 100 ..................................................... 258 256
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 8/15/27 @ 100 (a) .............. 50 51
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 10/15/27 @ 100 (a) ............. 293 299
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 53 54
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 90 93
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 9/15/28 @ 100 (a) ............... 135 137
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 9/10/28 @ 100 (a) ............. 1,939 1,978
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 9/10/28 @ 100 (a) .............. 2,504 2,555
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-3A , Class B , 5 .31% , 2/20/27 , Callable 3/20/26 @ 100 (a) .............. 667 667
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 333 335
Series 2022-5A , Class C , 6 .24% , 4/20/27 (a) ................................ 227 227
Series 2023-2A , Class B , 6 .03% , 10/20/27 (a) ............................... 972 981
Series 2023-4A , Class C , 7 .24% , 6/20/29 (a) ................................ 280 294
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 638 653
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189 198
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251 264
Series 2023-8A , Class C , 7 .34% , 2/20/30 (a) ................................ 1,900 2,019
Series 2024-1A , Class B , 5 .85% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 200 207
Series 2024-1A , Class C , 6 .48% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 320 333
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 7/15/27 @ 100 (a) ... 134 135
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 200 203
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 220 227
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 10/15/27 @ 100 ................ 190 198
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 5/15/28 @ 100 ................. 134 137
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class C , 5 .62% , 1/15/30 , Callable 6/15/28 @ 100 ................. 255 260
Series 2024-A , Class D , 6 .27% , 12/16/30 , Callable 6/15/28 @ 100 ................ 700 720
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 12/15/28 @ 100 ................ 1,815 1,854
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 11/10/27 @ 100 ............... 131 128
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 8/10/27 @ 100 ................ 500 490
Chase Auto Owner Trust ..................................................
Series 2022-AA , Class D , 5 .40% , 6/25/30 , Callable 3/25/27 @ 100 (a) ............. 200 202
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 3/25/28 @ 100 (a) .............. 211 217
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 5/25/28 @ 100 (a) .............. 242 251
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 5/25/28 @ 100 (a) .............. 198 203
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 5/25/28 @ 100 (a) .............. 295 303

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 4/25/28 @ 100 (a) .............. $ 200 $ 205
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 4/25/28 @ 100 (a) ............. 187 192
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 8/25/28 @ 100 (a) .............. 274 276
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 8/25/28 @ 100 (a) .............. 122 123
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 3/25/29 @ 100 (a) ............. 2,455 2,478
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 5/25/29 @ 100 (a) .............. 474 473
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 57 57
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 64 64
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 196 197
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 38 39
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 119 122
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 185 191
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 223 226
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 192 195
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 950 957
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,493 2,548
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,267 1,291
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 73 73
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118 120
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196 202
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 302 304
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,411 3,523
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 237 243
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/27 @ 100 (a) ............. 4,400 4,464
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/29 @ 100 (a) ............ 74 76
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 3/15/29 @ 100 (a) .............. 845 872
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 3/15/29 @ 100 (a) .............. 49 51
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 250 252
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 54 55
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 151 156
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 156 157
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92 95
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,000 1,025
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 46 47
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 8/15/29 @ 100 (a) .............. 486 497
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 8/15/29 @ 100 (a) ............. 763 786
First Investors Auto Owner Trust , Series 2022-2A , Class D , 8 .71% , 10/16/28 , Callable
12/15/26 @ 100 (a) .................................................. 323 333
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 1/15/26 @ 100 (a) ............... 378 377
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 4/15/27 @ 100 (a) .............. 186 185
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 196 197
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 3/15/26 @ 100 ................. 130 131
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 316 314
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 689 675
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 750 736
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950 952
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 102 102
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206 210
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,240 1,266
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750 767
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195 203
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 440 457
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 219 225
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 3/15/27 @ 100 (a) ............................................ 97 97

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @
100 (a) ........................................................... $ 19 $ 20
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 2/15/26 @ 100 (a) .............. 2,500 2,469
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,110 1,105
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 3/15/27 @ 100 (a) ............. 1,760 1,743
Series 2022-1A , Class E , 5 .64% , 5/15/29 , Callable 4/15/27 @ 100 (a) .............. 1,430 1,431
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28 @ 100 (a) .............. 1,943 1,979
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 10/15/28 @ 100 (a) ............. 310 325
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 10/15/28 @ 100 (a) ............. 120 129
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 1/15/29 @ 100 (a) .............. 95 97
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 8/15/29 @ 100 (a) ............. 191 192
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 9/15/29 @ 100 (a) .............. 250 255
GM Financial Revolving Receivables Trust , Series 2021-1 , Class B , 1 .49% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 250 245
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200 202
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,009 1,039
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 73 75
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 70 72
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 5/15/27 @ 100 (a) .............. 197 197
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/27 @ 100 (a) ............... 224 227
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 5/15/27 @ 100 (a) .............. 168 171
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 261 262
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212 220
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75 78
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125 127
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38 39
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220 232
Hertz Vehicle Financing LLC , Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 1,000 973
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 87 89
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 8/20/28 @ 100 (a) ............. 377 382
Series 2025-2 , Class B2 , 5 .12% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 2/20/30 @
100 (a) (b) ......................................................... 976 977
Hyundai Auto Receivables Trust ............................................
Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 3/15/26 @ 100 ................. 500 498
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @ 100 ................ 109 110
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 5/15/27 @ 100 (a) .............. 4 4
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 5/15/27 @ 100 (a) ............. 520 522
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 5/15/27 @ 100 (a) .............. 226 229
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 200 201
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 52 53
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 11/15/27 @ 100 (a) ............. 214 216
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 11/15/27 @ 100 (a) ............ 198 203
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 182 185
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 1/15/28 @ 100 (a) .............. 292 301
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 1/15/28 @ 100 (a) .............. 304 315
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 2/15/28 @ 100 (a) .............. 207 210
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 5/15/28 @ 100 (a) .............. 199 202
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 5/15/28 @ 100 (a) ............. 199 203
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 5/15/28 @ 100 (a) ............. 777 801
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 11/15/28 @ 100 (a) ............. 224 225
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 6/15/29 @ 100 (a) .............. 980 988
Series 2025-2A , Class D , 5 .01% , 12/15/32 , Callable 6/15/29 @ 100 (a) ............. 1,000 993
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 206 208

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. $ 485 $ 493
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 659 669
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 476 486
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 294 295
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 50 50
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 82 82
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 295 293
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 93 95
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 4,000 4,168
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 329 348
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 10/15/29 @ 100 (a) ............. 582 587
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 10/15/29 @ 100 (a) ............ 594 603
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 1/10/26 @
100 (a) ........................................................... 12 12
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 510 506
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 241 242
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 106 106
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 10/15/29 @ 100 (a) .............. 1,333 1,329
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 9/15/27 @
100 (a) ........................................................... 153 154
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 9/15/27 @ 100 (a) ............... 8 8
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 9/15/27 @ 100 (a) ............... 1 1
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 100 101
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 42 43
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 123 125
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 483 487
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 551 555
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 684 689
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 274 275
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 760 763
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 536 537
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 133 134
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 203 205
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 12/15/29 @ 100 (a) ............ 277 279
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,738 1,788
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 2/15/28 @ 100 (a) .............. 430 446
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 2/15/28 @ 100 (a) ............. 226 237
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 9/15/28 @ 100 (a) ............. 200 204
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 8/15/29 @ 100 (a) .............. 536 543
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 329 332
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 265 268
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 262 266
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 167 171
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 6/20/28 @ 100 (a) .............. 126 129
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 1/20/26 @ 100 (a) 29 29
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 9/20/27 @
100 (a) ........................................................... 200 205
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 744 747
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... 737 740
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 12/25/26 @ 100 (a) ....... 83 84

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
United Auto Credit Securitization Trust , Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable
5/10/28 @ 100 (a) ................................................... $ 250 $ 251
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 6/15/28 @ 100 (a) .............. 1,499 1,519
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 6/15/28 @ 100 (a) ............. 1,807 1,832
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 636 649
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 220 227
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 1,009 1,016
Westlake Automobile Receivables Trust .......................................
Series 2025-P1 , Class B , 4 .86% , 5/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,000 1,016
Series 2025-P1 , Class D , 5 .59% , 7/15/32 , Callable 6/15/28 @ 100 (a) .............. 2,500 2,551
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 52 52
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181 186
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195 201
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220 227
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341 349
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 1,098 1,109
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 250 253
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 335 340
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 318 324
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 346 352
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 470 473
111,986
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,238 3,375
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232 236
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 168 169
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 1,350 1,363
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 467 470
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 267 268
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 1,332 1,335
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 996 1,009
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 600 605
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200 196
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500 491
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312 305
Master Credit Card Trust II ................................................
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104 109
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 265 279
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 193 193
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 171 171
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 240 244
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 833 816
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72 74
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100 102
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 582 583
12,393
ABS Other (7.9%):
AFG ABS I LLC , Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 1/15/27 @ 100 (a) ...... 1,000 1,041
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 66 66
Series 2022-2A , Class D , 7 .25% , 5/21/29 , Callable 6/20/26 @ 100 (a) .............. 1,890 1,911
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 751 770
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 7,487 7,769

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. $ 119 $ 121
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,412 1,439
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,017
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 2,560 2,608
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,014 2,058
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 614 615
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 410 410
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 410 411
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 9/20/30 @ 100 (a) ............... 1,500 1,503
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 124 127
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 88 91
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 141 148
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 124 128
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 6/13/31 @ 100 (a) .............. 1,031 1,064
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 9/13/29 @ 100 (a) .............. 588 587
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 254 257
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 780 794
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 270 264
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 198 199
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 7/14/26 @ 100 (a) ............... 173 175
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,000 1,027
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 93 97
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 505
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 133 135
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 9/14/29 @ 100 (a) ............... 559 562
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 325 273
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... 70 70
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 604 602
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 365 374
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) . 1,517 1,539
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 205 200
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 441 450
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 2/20/26 @
100 (a) ........................................................... 1,296 1,226
Dell Equipment Finance Trust ..............................................
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 3/22/26 @ 100 (a) ............... 125 125
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 3/22/26 @ 100 (a) ............... 237 238
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 73 74
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 92 93
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 92 93
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 109 111
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 992 996
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 100 102
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 2,175 2,274
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 224 232
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,001 1,061
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 4/15/29 @ 100 (a) ............... 542 547
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 4/15/29 @ 100 (a) ............... 100 101
Series 2025-2 , Class C , 4 .89% , 4/15/36 , Callable 11/15/29 @ 100 (a) .............. 854 853

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 11/15/29 @ 100 (a) ............. $ 480 $ 480
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 1/20/26 @ 100 (a) . 654 627
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 6/20/29 @ 100 (a) ...... 1,069 1,101
DLLAD LLC ..........................................................
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ............. 129 134
Series 2025-1A , Class A4 , 4 .59% , 10/20/32 , Callable 6/20/30 @ 100 (a) ............ 500 507
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 4/20/28 @ 100 (a) ...... 201 202
Elara HGV Timeshare Issuer LLC , Series 2019-A , Class A , 2 .61% , 1/25/34 , Callable 3/25/26
@ 100 (a) ......................................................... 78 78
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 703 689
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (c) ........................... 500 490
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) (c) ........................... 750 735
Ford Credit Floorplan Master Owner Trus , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 106 106
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70 70
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 225 233
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 1,829 1,862
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 558 563
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 415 423
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 5,137 5,288
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 199 204
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 1,539 1,716
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 2/20/30 @ 100 (a) .............. 97 101
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 2/20/30 @ 100 (a) .............. 89 94
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 2/20/30 @ 100 (a) .............. 74 73
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 65 66
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 698 707
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 250 253
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 411 416
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 265 268
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 142 145
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 365 368
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 970 976
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 990 990
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 129 132
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 399 408
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 1,000 1,009
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 60 61
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 104 104
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 5/16/29 @ 100 (a) ............. 2,172 2,213
M&T Equipment Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) 270 275
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 252 251
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152 156
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 6/13/29 @ 100 (a) .............. 486 502
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 1/15/29 @ 100 (a) ... 412 416
MVW LLC , Series 2019-2A , Class A , 2 .22% , 10/20/38 , Callable 1/20/26 @ 100 (a) ........ 534 533
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 1/20/26 @ 100 (a) ............. 677 565
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 1/20/26 @ 100 (a) ............. 366 225
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 207 211
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 3,241 3,367
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 183 184
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 222 225

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. $ 1,900 $ 1,948
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 12/15/28 @ 100 (a) ............. 76 76
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 615 624
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 12/15/28 @ 100 (a) .............. 928 953
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 4,747 4,797
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 1/14/26
@ 100 (a) ......................................................... 1,065 1,078
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............ 412 419
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 376 383
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 295 301
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class A2 , 5 .59% , 11/15/29 , Callable 3/15/27 @ 100 (a) ............ 58 58
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 76 77
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 531 543
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 105 106
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 250 253
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 396 392
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 107 106
Series 2025-1A , Class A2A , 5 .09% , 8/15/50 , Callable 8/15/28 @ 100 (a) ............ 1,000 991
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 6/20/26 @ 100 (a) ............. 66 66
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 2/20/30 @ 100 (a) ............. 77 78
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 11/20/28 @ 100 (a) ............ 3,000 3,060
Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 11/20/28 @ 100 (a) ............. 500 523
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,765 1,808
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 3,099 3,171
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 4,190 4,300
Sotheby's Artfi Master Trust ...............................................
Series 2024-1A , Class A1 , 6 .43% , 12/22/31 , Callable 3/20/26 @ 100 (a) ............ 1,000 1,003
Series 2024-1A , Class D , 7 .91% , 12/22/31 , Callable 3/20/26 @ 100 (a) ............. 1,044 1,046
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... 199 200
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 4,248 4,338
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 501 494
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 200 202
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 218 217
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 1/21/26 @
100 (a) ........................................................... 443 437
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 426 436
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 177 181
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 1/15/26 @ 100 (a) ............. 453 431
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,401 2,380
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000 914
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 300 296
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,500 1,467
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,514 1,526
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 107 109
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 7 7
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 21 22
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 47 49
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 10/12/28 @ 100 (a) ........... 127 129
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 57 59
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 47 49
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 59 62

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 9/12/29 @ 100 (a) ............. $ 461 $ 469
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 9/12/29 @ 100 (a) .............. 2,207 2,253
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 9/12/29 @ 100 (a) .............. 915 948
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265 271
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,105 1,125
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 80 80
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 479 484
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 302 306
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 502 502
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 1,906 1,965
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28
@ 100 (a) ......................................................... 1,000 1,006
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 108 110
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 302 302
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 991 997
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 383 389
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 340 346
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 309 317
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 180 186
124,556
Total Asset-Backed Securities (Cost $247,679)
a
a
a
248,935
Collateralized Loan Obligations (1.4%)
Cash Flow CLO (1.4%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .48% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 443
Series 2022-1A , Class BR , 5 .58% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 443
720 East CLO II Ltd. , Series 2023-2A , Class A2R , 5 .62% ( TSFR3M + 145 bps ) , 10/15/38 ,
Callable 10/15/27 @ 100 (a) (b) ......................................... 1,319 1,316
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 5 .70% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (b) ................................................. 185 185
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .28% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 4/20/26 @ 100 (a) (b) .......................................... 300 300
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 5 .01% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
7/22/26 @ 100 (a) (b) ................................................. 207 207
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .49% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,000 1,002
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 5 .24% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 940 942
Series 2025-5A , Class A2 , 5 .47% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,264 1,264
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/26 @
100 (a) ........................................................... 250 250
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .50% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 171 171
Series 2021-93A , Class XR , 5 .05% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 302 302
Series 2022-113A , Class BR3 , 5 .35% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 1,723 1,724
Series 2022-97A , Class A2R , 5 .35% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 1,604 1,607
Series 2024-121A , Class B , 5 .60% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... 428 429
NGC Ltd. , Series 2024-1A , Class X , 5 .03% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 205 205

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
OCP CLO Ltd. .........................................................
Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) ........ $ 1,470 $ 1,471
Series 2025-48A , Class B2 , 5 .05% , 12/15/38 (a) ............................. 2,078 2,082
Palmer Square Loan Funding Ltd. , Series 2024-3A , Class A2 , 5 .51% ( TSFR3M + 165 bps ) ,
8/8/32 , Callable 2/8/26 @ 100 (a) (b) ...................................... 259 259
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .62% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
1/18/26 @ 100 (a) (b) ................................................. 750 748
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 1,365 1,361
Series 2022-45A , Class A2NR , 5 .43% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,302 3,288
Series 2023-47A , Class AJR , 5 .63% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (b) ......................................................... 1,000 1,001
Series 2023-48A , Class BR , 5 .48% ( TSFR3M + 175 bps ) , 10/20/36 (a) (b) ............ 630 630
Series 2024-49A , Class X , 5 .23% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (b) ......................................................... 108 108
Series 2024-50A , Class X , 5 .13% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 213 213
21,951
Total Collateralized Loan Obligations (Cost $21,955)
a
a
a
21,951
Collateralized Mortgage Obligations (8.1%)
Agency CMO (0.1%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,281 2,253
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 4 .92% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 1,680 1,683
Series 5525 , Class FA , 5 .07% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 282 282
Series 5527 , Class FC , 5 .07% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 379 380
2,345
Agency CMO Other (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 190 193
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 431 430
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,219 1,231
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 1,482 1,499
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 105 106
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 664 669
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 3,952 3,980
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 1,957 1,530
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 155 138
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 238 242
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 140 141
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,229 1,241
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,023 945
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 2,434 2,427
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 4,899 4,860
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 346 347
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 910 910
20,889
Agency Commercial MBS (0.6%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 354 319
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 33 30
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 2,547 2,316
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 2,154 1,997
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 815 758
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 1,178 1,129
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 1,566 1,580

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series K536 , Class AS , 4 .51% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. $ 1,000 $ 1,000
9,129
Commercial MBS (5.9%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .49% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 2,328 2,335
Series 2025-OANA , Class C , 5 .84% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 469 470
Series 2025-OANA , Class D , 6 .84% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 909 913
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (c) (d) .......................... 754 763
Series 2025-1301 , Class B , 5 .30% , 8/11/42 (a) (c) (d) .......................... 479 484
Series 2025-1301 , Class C , 5 .64% , 8/11/42 (a) (c) (d) .......................... 959 969
Series 2025-1345 , Class A , 5 .35% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 3,900 3,912
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 350 329
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 1,050 922
Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 500 470
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 5 .85% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 408 407
Series 2025-ATRM , Class D , 7 .05% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,299 1,284
Series 2025-ATRM , Class F , 9 .25% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 741
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (c) (d) ........................... 790 783
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ........................... 100 98
BAMLL Commercial Mortgage Securities Trust , Series 2025-HYT , Class B , 6 .05%
( TSFR1M + 190 bps ) , 12/15/42 (a) (b) (c) .................................... 195 195
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000 843
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 9,994 393
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .95% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 286 284
BPR Trust ............................................................
Series 2021-TY , Class A , 4 .92% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 500 500
Series 2021-TY , Class C , 5 .57% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 120 120
Series 2021-TY , Class D , 6 .22% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 310 309
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .37% , 6/15/44 (a) (c) (d) ..... 4,569 4,693
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 3,500 3,249
Series 2021-XL2 , Class B , 4 .86% ( TSFR1M + 111 bps ) , 10/15/38 (a) (b) (c) ........... 175 175
Series 2021-XL2 , Class C , 5 .06% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 105 105
Series 2022-CSMO , Class A , 5 .86% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 3,575 3,580
Series 2022-CSMO , Class C , 7 .64% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 500 502
Series 2022-CSMO , Class D , 8 .09% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 100 100
Series 2025-COPT , Class B , 5 .95% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 94 94
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 1,620 1,538
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 1,721 1,726
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 250 249
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (c) (d) ......................... 907 913
Series 2025-GW , Class A , 5 .35% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 533 533
Series 2025-GW , Class B , 5 .60% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 666 667
Series 2025-GW , Class C , 5 .85% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 400 400
Series 2025-GW , Class D , 6 .50% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 1,339 1,340
Series 2025-ROIC , Class A , 4 .89% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 892 890
Series 2025-ROIC , Class B , 5 .14% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 168 167
Series 2025-VOLT , Class A , 5 .45% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 614 614
Series 2025-VOLT , Class B , 5 .85% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 1,508 1,509
Series 2025-VOLT , Class C , 6 .10% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 976 976
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 2,037 1,794
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (c) (d) .......................... 500 435
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (c) (d) .......................... 250 212
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) .......................... 1,250 1,017

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CAMB Commercial Mortgage Trust .........................................
Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) ......... $ 250 $ 222
Series 2021-CX2 , Class B , 2 .77% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) (d) ....... 150 129
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 185 159
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 267 281
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) .......................... 1,533 1,630
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 302 285
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 5 .49% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) (c) ........... 232 232
Series 2024-LCRS , Class B , 5 .99% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) (c) ........... 250 250
GFH Mortgage Trust ....................................................
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 1,266 1,275
Series 2025-IND , Class C , 6 .19% , 6/15/33 (a) (c) ............................. 950 956
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (c) (d) ... 118 119
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 1,752 1,737
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (c) (d) .......................... 850 846
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,136 1,128
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (c) (d) .......................... 169 167
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (c) (d) ......... 177 184
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 435 430
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 579 554
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (c) (d) .......................... 115 107
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (c) (d) ......................... 2,115 1,993
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (c) (d) .......................... 766 793
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (c) (d) .......................... 274 283
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .59% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 1,413 1,417
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (c) (d) .... 750 679
INT Commercial Mortgage Trust , Series 2025-PLAZA , Class B , 5 .17% , 11/5/37 (a) (c) (d) ... 500 505
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 2,185 2,228
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .37% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,662 2,670
LBA Trust , Series 2024-7IND , Class B , 5 .49% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 524 524
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 331 333
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (c) (d) .. 670 673
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 3,176 3,056
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (c) (d) .......................... 2,762 2,657
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) .......................... 166 157
MHP , Series 2022-MHIL , Class D , 5 .36% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 400 399
MILE Trust , Series 2025-STNE , Class C , 5 .85% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 363 362
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (c) ............................ 500 433
Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (c) ............................ 750 623
NY Commercial Mortgage Trust , Series 2025-299P , Class A , 5 .66% , 2/10/47 (a) (c) (d) ...... 1,632 1,715
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... 490 492
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 639 641
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 4,230 3,927
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .36% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 225 223
SCG Commercial Mortgage Trust ...........................................
Series 2025-FLWR , Class B , 5 .30% ( TSFR1M + 155 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,000
Series 2025-FLWR , Class C , 5 .50% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) .......... 667 667
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .20% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 377 378
Series 2024-LXRY , Class C , 6 .70% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 303 304
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ............................ 625 558

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ $ 1,500 $ 1,333
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 2,477 2,199
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 5 .04% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .......... 500 499
Series 2021-MFP2 , Class D , 5 .43% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .......... 760 759
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .89% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) (d) ....................................................... 1 1
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .19% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,715 1,696
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE , Class B , 5 .42% ( TSFR1M + 166 bps ) , 2/15/40 (a) (b) (c) ........... 200 200
Series 2021-SAVE , Class C , 5 .77% ( TSFR1M + 201 bps ) , 2/15/40 (a) (b) (c) ........... 200 199
Series 2025-HI , Class A , 5 .44% ( TSFR1M + 169 bps ) , 10/15/42 (a) (b) (c) ............. 405 405
92,674
Total Collateralized Mortgage Obligations (Cost $126,960)
a
a
a
127,290
Senior Secured Loans (1.7%)
Communication Services (0.4%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .86% ( SOFR03M + 688 bps ) , 5/15/31 (b) 500 499
Frontier Communications Holdings LLC, Initial Term Loan, First Lien , 6 .24%
( SOFR01M + 250 bps ) , 7/1/31 (b) ......................................... 1,092 1,090
Lumen Technologies, Inc., Term Loan A, First Lien , 9 .92% ( SOFR01M + 600 bps ) , 6/1/28 (b) .. 1,923 1,930
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 9 .49% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,852 1,868
5,387
Consumer Discretionary (0.7%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .73%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 2,116 2,116
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .88% ( SOFR06M + 175 bps ) , 2/5/29 (b) 165 166
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .67%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 123 124
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .24%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 568 568
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .53% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 695 695
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien , 5 .75%
( SOFR03M + 175 bps ) , 11/29/30 (b) ....................................... 692 691
Flutter Financing B.V., Third Incremental Term B Loans, First Lien , 6 .00%
( SOFR03M + 200 bps ) , 6/4/32 (b) ......................................... 1,493 1,492
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .67%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 596 599
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .17% ( SOFR01M + 325 bps ) , 1/23/32 (b) 535 538
Light & Wonder International, Inc., Term B-2 Loan, First Lien , 5 .99% ( SOFR01M + 225 bps ) ,
4/16/29 (b) ........................................................ 241 242
Petco Health and Wellness Co., Inc., Initial Term Loan, First Lien , 7 .25% ( SOFR03M + 325 bps ) ,
3/6/28 (b) ......................................................... 1,162 1,149
PetSmart, Inc., Initial Term Loan, First Lien , 7 .73% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 1,500 1,492
9,872
Consumer Staples (0.0%):(e)
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 5 .67% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... 241 242
Energy (0.0%):(e)
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .74% ( SOFR01M + 200 bps ) , 2/11/30 (b) ...... 471 472
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .59% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 200 202
674
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .75%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 61 60
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,180 1,176
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .63% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 122 123

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .67% ( SOFR01M + 175 bps ) , 5/23/31 (b) $ 147 $ 147
Boost Newco Borrower LLC, Term Loan B-2, First Lien , 6 .00% ( SOFR03M + 200 bps ) ,
1/31/31 (b) ........................................................ 99 99
Chicago US Midco III LP, Delayed Draw Term Loan, First Lien , 10/9/32 (f) (g) ........... 51 51
Chicago US Midco III, LP, Closing Date Term Loans, First Lien , 6 .42% ( SOFR01M + 250 bps ) ,
10/29/32 (b) ....................................................... 340 341
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .34%
( SOFR03M + 250 bps ) , 11/8/32 (b) ........................................ 464 465
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .87% ( SOFRDAILY + 175 bps ) ,
7/30/32 (b) ........................................................ 1,496 1,494
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien , 5 .92%
( SOFR01M + 200 bps ) , 5/19/31 (b) ........................................ 1,244 1,247
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .09%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 924 926
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .20% ( SOFR03M + 350 bps ) ,
6/30/31 (b) ........................................................ 49 49
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 6 .92%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 123 123
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .75% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 276 276
Voyager Parent LLC, Term B Loan, First Lien , 8 .75% ( SOFR03M + 475 bps ) , 7/1/32 (b) ..... 1,771 1,770
8,347
Health Care (0.0%):(e)
Delta 2 (LUX) SARL, Term Loan B, First Lien , 5 .75% ( SOFR03M + 175 bps ) , 9/19/31 (b) .... 250 251
Industrials (0.0%):(e)
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 5 .92% ( SOFR01M + 200 bps ) , 10/1/31 (b) 115 115
Janus International Group LLC, Term Loan B, First Lien , 6 .32% ( SOFR03M + 250 bps ) ,
8/5/30 (b) ......................................................... 44 44
Knife River Corp., Initial Tranche B Term Loans, First Lien , 5 .74% ( SOFR03M + 200 bps ) ,
3/8/32 (b) ......................................................... 199 199
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (b) ........ 237 238
596
Information Technology (0.0%):(e)
Open Text Corp., Term Loan B, First Lien , 5 .67% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 279 279
Sandisk Corp., Term B Loan, First Lien , 6 .86% ( SOFR03M + 300 bps ) , 2/23/32 (b) ......... 179 180
UKG, Inc., Initial Term Loans, First Lien , 6 .34% ( SOFR03M + 250 bps ) , 2/10/31 (b) ........ 33 33
492
Materials (0.0%):(e)
Solstice Advanced Materials, Inc., Term Loan B, First Lien , 5 .59% ( SOFR03M + 175 bps ) ,
10/29/32 (b) ....................................................... 500 502
Utilities (0.0%):(e)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .59% ( SOFR03M + 175 bps ) , 4/16/31 (b) 316 316
Total Senior Secured Loans (Cost $26,518)
a
a
a
26,679
Corporate Bonds (18.4%)
Communication Services (1.5%):
Alphabet, Inc. , 5 .45% , 11/15/55 , Callable 5/15/55 @ 100 .......................... 597 587
AMC Networks, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) (h) ............... 221 244
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 386 371
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 360 359
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 60 45
Clear Channel Outdoor Holdings, Inc.
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 450 475
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 250 265
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 1/16/26 @ 102.94 (a) ................ 1,994 2,075
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 2,121 2,343
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (i) ............................... 3,181 3,259

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 1/21/26 @ 101.81 ................................ $ 200 $ 188
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) .............................. 149 149
Meta Platforms, Inc. , 5 .63% , 11/15/55 , Callable 5/15/55 @ 100 ...................... 1,201 1,155
Netflix, Inc. , 5 .40% , 8/15/54 , Callable 2/15/54 @ 100 ............................. 1,040 1,009
Paramount Global , 4 .38% , 3/15/43 .......................................... 2,909 2,031
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 2/5/26 @ 100.97 (a) ....................... 612 585
T-Mobile US, Inc.
4 .95% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 981 976
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 589 576
Verizon Communications, Inc. , 5 .88% , 11/30/55 , Callable 5/30/55 @ 100 ............... 1,012 1,002
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 500 516
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 5,542 3,914
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 2/5/26 @ 101.94 (a) ................ 1,429 1,368
23,492
Consumer Discretionary (1.1%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) (h) ............... 500 503
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 500 486
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 100 104
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) (h) ................. 500 489
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 2/5/26 @ 101.19 (a) ...................... 1,198 1,181
Caesars Entertainment, Inc.
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 200 205
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (a) (h) ............................ 500 486
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 345 359
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 907 926
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 788 799
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 944 835
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 500 514
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 500 478
Hyatt Hotels Corp.
5 .75% , 3/30/32 , Callable 1/30/32 @ 100 .................................. 14 15
5 .50% , 6/30/34 , Callable 3/30/34 @ 100 .................................. 99 102
5 .40% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 509 511
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 73 78
Lowe's Cos., Inc. , 4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 2,535 2,514
Marriott International, Inc.
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 (h) ............................... 425 431
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 179 183
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 592 605
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 500 514
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 1,072 1,080
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 288 293
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 671 721
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 2/5/26
@ 103.31 (a) ...................................................... 594 528
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. , 6 .63% ,
5/1/32 , Callable 5/1/27 @ 103.31 (a) (h) ................................... 532 537
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 (h) ............... 680 704
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 579 513
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 250 260
16,954
Consumer Staples (1.4%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,539 1,347
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 150 91
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/5/26 @ 103.25 (a) ............................... 131 134
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .............................. 710 730
5 .75% , 3/31/34 , Callable 11/15/28 @ 102.88 (a) ............................. 179 180
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,188 1,206
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 783 819

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 (h) .................. $ 978 $ 968
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) (h) ............................ 1,571 1,612
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 872 880
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 605 546
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 675 599
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5 .50% , 1/15/36 , Callable 10/15/35 @ 100 (a) ............................... 781 792
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 (a) .................................. 541 539
Kellanova , 4 .50% , 4/1/46 ................................................. 311 274
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 ..................... 1,882 1,888
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 2,176 2,432
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 1,296 1,331
PepsiCo, Inc. , 5 .00% , 7/23/35 , Callable 4/23/35 @ 100 ............................ 354 362
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 2/5/26 @ 101.06 (a) ................................ 250 245
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (a) .............................. 500 516
Post Holdings, Inc. , 6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ..................... 200 202
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,609 1,686
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 1,472 1,525
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 531 546
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (h) .................. 612 662
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 572 547
22,659
Energy (0.7%):
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 817 821
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 (a) .............. 107 110
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 2/5/26 @ 104.19 (a) ................ 1,042 1,084
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 279 283
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 209 214
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 423 400
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 796 827
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 842 857
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 198 203
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 423 439
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 240 250
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (h) .................. 100 99
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 500 470
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 3 3
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 702 710
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 203 185
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 200 205
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 694 717
Sunoco LP , 7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ........................... 750 792
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 1,045 1,144
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 1,147 1,167
10,980
Financials (5.8%):
Acrisure LLC/Acrisure Finance, Inc. , 6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ......... 916 942
Affiliated Managers Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .............. 1,561 1,562
American Express Co. , 4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) ..... 730 722
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 168 173
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 935 964
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 500 508
Apollo Global Management, Inc. , 5 .15% , 8/12/35 , Callable 5/12/35 @ 100 .............. 900 902
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. 605 627
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 1,770 1,699

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... $ 500 $ 517
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 693 609
Blackstone Reg Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 795 791
Block, Inc. , 6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ............................ 1,934 1,985
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 895 905
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 6,536 6,947
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 350 361
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 1,086 1,115
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 335 349
Burford Capital Global Finance LLC , 7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) ....... 214 206
Citigroup, Inc. , 3 .88% ( H15T5Y + 342 bps ) , Callable 2/18/26 @ 100 (b) (j) ............... 586 584
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 430 462
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 625 661
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 500 532
Fiserv, Inc.
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 .................................. 1,951 1,947
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 902 708
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 667 690
Ford Motor Credit Co. LLC
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 21 21
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 332 337
6 .50% , 2/7/35 , Callable 11/7/34 @ 100 ................................... 777 805
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 (h) ............................... 1,350 1,333
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 500 504
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 100 114
Global Payments, Inc.
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 2,026 2,015
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 277 265
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 500 434
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 2,709 2,827
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 526 517
JPMorgan Chase & Co.
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 1,805 1,871
4 .81% ( SOFR + 119 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 953 948
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 145 145
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 298 324
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 ........................... 992 992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 582 617
LPL Holdings, Inc. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ....................... 407 417
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 619 626
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 556 535
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 2,784 2,801
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 55 66
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 650 578
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 1,422 985
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (b) .................... 200 206
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 654 575
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 1,391 1,382
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 651 660
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 541 544
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 2,026 2,014
New York Life Global Funding
1 .85% , 8/1/31 (a) ................................................... 1,325 1,163
5 .35% , 1/23/35 (a) .................................................. 1,713 1,786
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (b) .... 1,430 1,433
Osaic Holdings, Inc. , 8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) ....................... 500 518
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 507 541

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) ............... $ 958 $ 1,012
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 124 127
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 973 969
Rocket Cos., Inc. , 6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ....................... 93 97
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 2,930 2,996
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (h) 455 488
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 500 516
State Street Corp.
4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (b) ...................... 750 735
6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) .................. 579 626
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 230 237
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 652 690
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 478 482
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500 493
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 2,014 2,079
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 960 1,008
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... 1,358 1,340
The Charles Schwab Corp.
4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (j) ........................ 583 579
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 352 377
4 .91% ( SOFR + 123 bps ) , 11/14/36 , Callable 11/14/35 @ 100 (b) .................. 715 712
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) 901 958
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 979 1,043
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 1,383 1,458
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (b) .................... 365 381
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 1,132 1,166
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 642 672
TPG Operating Group II LP , 5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................. 1,365 1,362
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (j) ....................... 8 8
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 696 689
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) ............. 543 548
Veritex Holdings, Inc. , 7 .88% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (b) .... 674 674
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 1,923 2,040
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (j) ............ 4,473 4,458
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 719 742
5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 990 991
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 676 676
91,796
Health Care (1.4%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 450 449
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 399 398
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 501 507
Baxter International, Inc. , 5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................... 629 638
Centene Corp.
4 .63% , 12/15/29 , Callable 2/5/26 @ 101.54 ................................ 2,505 2,429
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 651 562
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ....... 65 68
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (h) .................................. 1,579 1,459
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 4,524 4,239
GE HealthCare Technologies, Inc. , 4 .95% , 12/15/35 , Callable 9/15/35 @ 100 ............ 1,040 1,039
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 2 2
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 1,297 1,238
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 455 438
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 1,685 1,757
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 250 233

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ $ 414 $ 432
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 1,024 1,043
Tenet Healthcare Corp. , 5 .13% , 11/1/27 , Callable 1/21/26 @ 100 ..................... 500 500
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 495 504
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 878 873
UnitedHealth Group, Inc. , 5 .63% , 7/15/54 , Callable 1/15/54 @ 100 ................... 894 880
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 482 473
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 1,232 1,241
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 760 775
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 835 844
23,021
Industrials (2.2%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 10 9
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (j) .............. 34 34
American Airlines Pass Through Trust , 5 .65% , 11/11/34 ........................... 429 432
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 2/5/26 @ 100 (a) 695 690
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 267 266
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 500 527
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 500 520
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 2/5/26 @ 101.5 (a) ................. 867 850
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 490 496
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 577 601
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 1,168 1,173
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 405 415
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 80 78
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 201 196
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 339 348
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 488 514
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 534 550
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 1,159 1,186
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 700 718
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 944 975
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 234 253
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 1,145 1,187
Herc Holdings, Inc. , 7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) (h) ................. 250 265
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 301 299
JetBlue Pass Through Trust , 2 .75% , 5/15/32 .................................... 151 135
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 3,645 3,740
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 947 965
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 132 138
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 500 519
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 157 161
Otis Worldwide Corp. , 5 .13% , 9/4/35 , Callable 6/4/35 @ 100 ....................... 859 875
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 ............................ 1,005 1,052
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 49 53
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 787 807
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 2/5/26 @ 101.09 (a) ....... 424 418
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,884 2,822
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 701 696
The Boeing Co.
6 .88% , 3/15/39 .................................................... 3,582 4,037
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 598 590
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 527 593
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,126 1,082
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 428 427
5 .88% , 2/15/37 .................................................... 128 131
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 130 129
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,311 1,347
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 500 529

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
XPO, Inc. , 6 .25% , 6/1/28 , Callable 1/16/26 @ 103.13 (a) ........................... $ 840 $ 856
34,684
Information Technology (1.1%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 1,227 1,270
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 981 981
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 1/16/26 @ 103.25 (a) ............. 500 507
Dell International LLC/EMC Corp. , 5 .10% , 2/15/36 , Callable 11/15/35 @ 100 ........... 920 908
Fair Isaac Corp. , 6 .00% , 5/15/33 , Callable 5/15/28 @ 103 (a) ........................ 1,396 1,431
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 846 902
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 694 734
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 1,020 1,028
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 355 379
Oracle Corp.
5 .20% , 9/26/35 , Callable 6/26/35 @ 100 .................................. 2,410 2,313
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 601 502
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 (h) ................................ 1,526 1,355
Qnity Electronics, Inc.
5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) .............................. 670 686
6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) .............................. 500 519
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 1,080 1,088
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 81 82
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 588 597
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 686 680
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 455 490
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 250 258
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 550 489
17,199
Materials (1.4%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (h) ........ 1,278 1,321
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... 500 526
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 657 614
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 1,305 1,278
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 667 680
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 798 763
2 .95% , 6/15/31 , Callable 3/15/31 @ 100 .................................. 799 674
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 3,872 2,812
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 363 370
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 783 757
Olin Corp.
5 .00% , 2/1/30 , Callable 2/5/26 @ 100.63 (h) ................................ 375 369
6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ................................ 1,200 1,192
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 488 496
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 565 586
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 215 243
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (h) ...................... 1,095 1,085
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 945 986
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (h) ............................... 3,286 3,274
6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................................. 552 567
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 1,063 1,082
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 410 425
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 490 489
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (h) ........................ 1,148 1,151
21,740
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 1,201 1,221
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 131 133
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260 264

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... $ 841 $ 697
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 241 249
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 113 104
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 100 93
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 584 597
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 387 401
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 .................. 1,234 1,252
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,564 1,584
RHP Hotel Properties LP/RHP Finance Corp. , 6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) .. 100 104
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211 216
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 688 692
2 .59% , 10/15/31 (a) .................................................. 500 451
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179 193
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,128 1,152
9,403
Utilities (1.2%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 311 332
Calpine Corp.
5 .13% , 3/15/28 , Callable 2/5/26 @ 100.85 (a) ............................... 870 870
5 .00% , 2/1/31 , Callable 2/5/26 @ 102.5 (a) ................................. 5,421 5,501
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 1,300 1,315
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 920 926
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 27 27
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 878 936
Duke Energy Carolinas Storm Funding LLC , 4 .90% , 3/1/46 ........................ 388 388
Duke Energy Corp.
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 460 479
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 1,089 1,081
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 168 173
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 900 801
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 475 486
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,183 1,225
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 727 745
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 474 493
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 1,372 1,415
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,266 1,299
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 1/15/26 @ 100 (b) ........ 182 182
18,674
Total Corporate Bonds (Cost $288,140)
a
a
a
290,602
Yankee Dollars (3.7%)
Communication Services (0.3%):
Altice France SA , 9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (a) ....................... 100 103
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,715 1,739
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 873 823
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 762 764
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 368 389
3,818
Consumer Discretionary (0.9%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 2/5/26 @ 100 (a) .................... 2,484 2,478
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 1,555 1,544
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 622 652
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 1,147 1,184
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 1,238 1,277
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 541 539
NCL Corp. Ltd. , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ........................ 2,992 3,065
Royal Caribbean Cruises Ltd.
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 2,810 2,910
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 197 202

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 2/5/26 @ 101.41 (a) ........ $ 500 $ 501
14,352
Consumer Staples (0.2%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 1,271 1,278
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 54 55
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 559 581
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,794 1,556
3,470
Energy (0.1%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 523 512
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 776 804
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 100 104
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 11 11
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 442 467
1,898
Financials (1.6%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 300 322
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) (h) ............... 886 894
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 613 637
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 244 254
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 167 173
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 400 443
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 1,247 1,122
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 750 708
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 294 309
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 116 128
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 288 311
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) (h) ....... 520 546
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 205 219
Brookfield Asset Management Ltd.
5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,047 2,044
6 .08% , 9/15/55 , Callable 3/15/55 @ 100 .................................. 866 889
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 300 319
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 35 36
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) (h) ......................................................... 664 719
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .............................. 500 518
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 500 507
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) ........ 50 59
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,246 1,280
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 882 953
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) 275 321
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 5 5
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 1,315 1,377
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 227 238
Nationwide Building Society , 5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) 566 584
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 3,000 3,001
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 669 698
Societe Generale SA
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 687 688
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250 193
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 817 828
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 603 606
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,497 1,519
UBS Group AG , 5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .......... 1,105 1,096

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. $ 400 $ 361
24,905
Health Care (0.1%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 1/16/26 @ 104.19 (a) ................. 500 521
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 1,112 1,085
1,606
Industrials (0.2%):
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (j) .............. 146 146
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) (h) ............... 977 980
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (a) .................. 300 317
Bombardier, Inc. , 7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ....................... 200 213
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 1 1
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) (h) .............. 315 331
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 221 224
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 985 1,028
3,240
Information Technology (0.2%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 1,061 1,104
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,412 1,469
Seagate Data Storage Technology Pte Ltd. , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ... 500 532
3,105
Materials (0.0%):(e)
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 588 608
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 755 678
Utilities (0.0%):(e)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 25 23
Total Yankee Dollars (Cost $56,586)
a
a
a
57,703
Municipal Bonds (3.8%)
Arizona (0.0%):(e)
Arizona Board of Regents Revenue , Series B , 4 .81% , 7/1/35 ........................ 545 558
California (0.0%):(e)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 110 113
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 625 639
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 370 371
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 125 122
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 505 510
Series O-1 , 5 .52% , 11/1/42 , Continuously Callable @100 ...................... 2,000 1,987
3,629
Connecticut (0.0%):(e)
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 320 329
Delaware (0.1%):
Delaware State Housing Authority Revenue , Series D , 5 .65% , 7/1/40 , Continuously Callable
@100 ............................................................ 2,000 2,026
Florida (0.3%):
County of Miami-Dade Aviation Revenue , Series C , 5 .55% , 10/1/43 , Continuously Callable
@100 ........................................................... 750 759
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 295 304
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 195 203
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 45 44

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... $ 3,430 $ 3,608
4,918
Georgia (0.1%):
City of Atlanta Airport Customer Facility Charge Revenue , Series A , 5 .43% , 7/1/40 ,
Continuously Callable @100 ........................................... 1,650 1,674
Hawaii (0.0%):(e)
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 340 345
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 310 309
654
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 495 500
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 410 409
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 740 751
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,390 1,376
3,036
Illinois (0.1%):
City of Chicago, GO
Series D , 5 .90% , 1/1/32 .............................................. 305 309
Series G , 6 .25% , 1/1/35 .............................................. 250 252
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 65 68
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 345 346
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 250 249
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 175 177
1,401
Indiana (0.1%):
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 355 354
Series C-2 , 5 .56% , 7/1/40 , Continuously Callable @100 ....................... 960 962
1,316
Iowa (0.1%):
Iowa Finance Authority Revenue
Series D , 5 .64% , 7/1/37 , Continuously Callable @100 ........................ 500 515
Series H , 5 .38% , 7/1/39 , Continuously Callable @100 ........................ 1,000 1,003
1,518
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. 906 885
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 55 56
941
Maryland (0.1%):
Maryland Department of Housing & Community Development Revenue , Series D , 5 .96% ,
9/1/40 , Continuously Callable @100 ..................................... 1,000 1,031
Maryland Economic Development Corp. Revenue , 5 .07% , 11/30/34 ................... 65 66
1,097
Massachusetts (0.1%):
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 1,865 1,884
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 150 142
2,026
Michigan (0.0%):(e)
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 380 368
Minnesota (0.1%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 90 92

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... $ 175 $ 184
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 350 364
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 330 343
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 470 469
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 425 430
1,882
Montana (0.0%):(e)
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250 226
Nebraska (0.0%):(e)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 190 191
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 700 674
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 255 270
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 170 166
1,110
New Hampshire (0.0%):(e)
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 310 315
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 30 31
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 40 42
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 1,465 1,498
1,571
New York (0.4%):
City of New York, GO , 5 .16% , 10/1/40 , Continuously Callable @100 ................. 3,000 2,979
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250 248
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 265 271
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 225 228
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 225 229
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,460 1,516
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 260 261
5,732
North Carolina (0.3%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 790 813
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 130 131
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 325 324
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 200 194
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 2,785 2,861
4,323
North Dakota (0.1%):
North Dakota Housing Finance Agency Revenue , Series B , 6 .01% , 7/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,031
Ohio (0.0%):(e)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 65 67
Oregon (0.0%):(e)
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 190 197
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 305 317
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 255 265
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 195 198
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 65 65

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... $ 155 $ 156
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 2,230 2,300
3,301
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 200 205
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 330 333
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 275 261
799
South Carolina (0.1%):
Charleston County Airport District Revenue
Series C , 4 .58% , 7/1/33 .............................................. 750 756
Series C , 4 .63% , 7/1/34 .............................................. 730 733
County of Charleston Revenue , 1 .92% , 12/1/29 ................................. 250 231
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 15 15
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 20 21
1,756
South Dakota (0.1%):
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 768 788
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75 79
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 740 744
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 190 192
1,015
Texas (0.2%):
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 160 160
State of Texas, GO
5 .31% , 10/1/40 , Continuously Callable @100 ............................... 1,500 1,544
5 .36% , 10/1/41 , Continuously Callable @100 ............................... 395 404
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 65 69
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 65 67
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 150 149
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 25 25
2,418
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 85 85
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 265 266
Series F , 5 .94% , 7/1/40 , Continuously Callable @100 ......................... 1,210 1,244
1,595
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 320 326
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 1,230 1,247
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 300 299
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 480 486
Series F , 5 .34% , 7/1/40 , Continuously Callable @100 ......................... 1,545 1,543
3,901
Washington (0.1%):
Port of Seattle Revenue , Series C , 4 .45% , 9/1/32 ................................. 750 761
West Virginia (0.0%):(e)
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 115 118
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 130 133
251

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wisconsin (0.0%):(e)
Wisconsin Housing & Economic Development Authority Home Ownership Revenue , Series B ,
5 .87% , 9/1/40 , Continuously Callable @100 ............................... $ 665 $ 679
Total Municipal Bonds (Cost $58,758)
a
a
a
59,513
U.S. Government Agency Mortgages (28.9%)
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 309 263
2 .20% , 9/2/36 ..................................................... 795 625
5 .60% , 8/5/39 ..................................................... 333 331
1,219
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 428 387
5 .50% , 8/1/38 - 2/1/55 ............................................... 16,822 17,126
5 .00% , 2/1/40 - 12/1/55 .............................................. 31,695 31,800
3 .00% , 4/1/40 - 5/1/52 ............................................... 1,532 1,365
5 .10% , 7/1/40 ..................................................... 429 436
2 .50% , 5/1/42 ..................................................... 1,227 1,103
4 .50% , 11/1/42 - 12/1/55 .............................................. 91,123 89,592
4 .00% , 1/1/43 - 12/1/54 .............................................. 26,888 25,640
3 .50% , 5/1/52 - 12/1/52 .............................................. 12,854 11,910
6 .00% , 8/1/53 - 3/1/55 ............................................... 4,264 4,389
183,748
Federal National Mortgage Association
2 .13% , 1/1/34 ..................................................... 503 431
4 .46% , 4/1/35 ..................................................... 1,235 1,227
1 .50% , 3/1/37 ..................................................... 736 668
5 .00% , 12/1/37 - 11/1/55 .............................................. 92,347 92,445
4 .00% , 4/1/38 - 2/1/55 ............................................... 28,854 27,487
4 .50% , 11/1/40 - 1/1/56 .............................................. 30,652 30,147
3 .50% , 12/1/42 - 12/1/53 ............................................. 12,641 11,725
5 .50% , 12/1/44 - 12/1/55 ............................................. 50,572 51,522
2 .50% , 10/1/50 - 7/1/52 .............................................. 869 739
3 .00% , 12/1/51 .................................................... 225 199
6 .00% , 7/1/52 - 11/1/54 .............................................. 2,901 2,991
219,581
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 6,254 6,265
3 .00% , 6/20/50 - 12/20/53 ............................................. 24,386 21,969
2 .50% , 1/20/51 - 9/20/53 ............................................. 10,210 8,799
3 .50% , 2/20/52 - 2/20/54 ............................................. 2,845 2,619
4 .00% , 6/20/52 - 5/20/53 ............................................. 2,878 2,739
4 .50% , 8/20/52 - 11/20/53 ............................................. 4,139 4,055
5 .50% , 4/20/53 - 2/20/54 ............................................. 3,071 3,123
6 .00% , 9/20/53 - 10/20/53 ............................................. 723 742
5 .50% , 1/20/54 .................................................... 231 235
7 .50% , 10/20/54 .................................................... 431 439
50,985
Total U.S. Government Agency Mortgages (Cost $451,526)
a
a
a
455,533
U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 21,378 22,102
5 .00% , 5/15/37 .................................................... 28,526 30,594
4 .38% , 11/15/39 .................................................... 20,068 19,852
1 .38% , 11/15/40 .................................................... 2,500 1,629
4 .75% , 2/15/41 .................................................... 10,000 10,191
1 .75% , 8/15/41 .................................................... 10,650 7,215
3 .38% , 8/15/42 .................................................... 2,275 1,929
3 .88% , 5/15/43 .................................................... 796 717
4 .38% , 8/15/43 .................................................... 6,174 5,919
4 .75% , 11/15/43 .................................................... 3,590 3,603

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .63% , 11/15/44 .................................................... $ 2,450 $ 2,410
4 .75% , 2/15/45 .................................................... 8,712 8,678
5 .00% , 5/15/45 .................................................... 3,000 3,084
4 .88% , 8/15/45 .................................................... 2,500 2,528
1 .25% , 5/15/50 .................................................... 465 223
2 .00% , 8/15/51 .................................................... 4,250 2,440
3 .63% , 2/15/53 .................................................... 763 621
3 .63% , 5/15/53 .................................................... 921 748
4 .13% , 8/15/53 .................................................... 7,019 6,240
4 .75% , 11/15/53 .................................................... 5,342 5,253
4 .25% , 8/15/54 .................................................... 5,078 4,601
4 .63% , 2/15/55 .................................................... 6,048 5,852
4 .75% , 5/15/55 .................................................... 3,000 2,955
4 .75% , 8/15/55 .................................................... 1,500 1,481
U.S. Treasury Notes
3 .75% , 5/15/28 .................................................... 500 503
4 .00% , 5/31/30 .................................................... 500 506
4 .63% , 5/31/31 .................................................... 5,639 5,871
4 .13% , 5/31/32 .................................................... 250 253
3 .88% , 8/31/32 .................................................... 200 200
4 .13% , 11/15/32 .................................................... 25,130 25,428
3 .50% , 2/15/33 .................................................... 475 462
4 .50% , 11/15/33 .................................................... 40,542 41,885
4 .63% , 2/15/35 .................................................... 7,981 8,290
4 .25% , 5/15/35 .................................................... 13,000 13,118
4 .25% , 8/15/35 .................................................... 14,499 14,615
Total U.S. Treasury Obligations (Cost $263,340)
a
a
a
261,996
Commercial Paper (1.2%)
Industrials (0.4%):
Air Lease Corp. , 4 .01% , 1/2/26 (a) (k) ......................................... 6,700 6,699
Information Technology (0.8%):
Jabil, Inc.
4 .38% , 1/2/26 (a) (k) ................................................. 3,300 3,299
4 .39% , 1/8/26 (a) (k) ................................................. 9,000 8,991
12,290
Total Commercial Paper (Cost $18,992)
a
a
a
18,989
Shares
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (l) ........ 3,820,006 3,820
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (l) ............ 3,820,006 3,820
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (l) ................ 3,837,840 3,838
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (l) . 3,802,172 3,802
Total Collateral for Securities Loaned (Cost $15,280)
a
a
a
15,280
Total Investments (Cost $1,575,734) — 100.6% 1,584,471
Liabilities in excess of other assets —  (0.6)% (9,110)
NET ASSETS - 100.00% $ 1,575,361
At December 31, 2025, the Fund's investments in foreign securities were 5.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$515,586 (thousands) and amounted to 32.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At December 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $51 (thousands), which included less than
$1 (thousand) unrealized loss.
(h) All or a portion of this security is on loan.
(i) Up to 6.75% of the coupon may be PIK.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Rate represents the effective yield at December 31, 2025.
(l) Rate disclosed is the daily yield on December 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 360 3/20/26 $ 40,585 $ 40,477 $ (108)
30 Year US Treasury Bond Futures ...... 220 3/20/26 25,589 25,430 (159)
5-Year U.S. Treasury Note Futures ....... 140 3/31/26 15,314 15,303 (11)
$ (278)
Total unrealized appreciation $ —
Total unrealized depreciation (278)
Total net unrealized appreciation (depreciation) $ (278)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Corporate Bond ETF
78
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (76.2%)
Communication Services (4.8%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (a) ............................. $ 2,000 $ 1,466
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750 690
Comcast Corp.
5 .30% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 300 309
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (b) ................................. 1,000 562
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 250 231
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 150 146
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445 432
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 550 536
4 .38% , 3/15/43 .................................................... 190 133
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 800 731
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500 443
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 190 186
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 750 660
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000 621
7,146
Consumer Discretionary (4.3%):
AutoNation, Inc.
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 500 470
5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 210 218
Brunswick Corp. , 4 .40% , 9/15/32 , Callable 6/15/32 @ 100 ......................... 250 238
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 (a) .............. 300 306
Daimler Truck Finance North America LLC
2 .38% , 12/14/28 (b) ................................................. 350 333
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (b) ................................ 200 204
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 200 204
5 .95% , 4/4/34 , Callable 1/4/34 @ 100 .................................... 300 314
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175 185
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167 148
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 2/5/26 @ 100.97 (b) ..................... 250 242
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000 719
Marriott International, Inc.
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 250 233
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 (a) ............................... 150 152
Mattel, Inc.
3 .75% , 4/1/29 , Callable 1/16/26 @ 100.94 (b) ............................... 320 312
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 54 54
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (b) ............................ 250 253
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 350 352
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (b) ............... 200 208
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 260 266
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600 345
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (b) .................................. 250 251
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (b) ............................... 275 285
6,292
Consumer Staples (4.9%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 4 .88% , 2/15/30 ,
Callable 2/5/26 @ 103.66 (b) ........................................... 250 248
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 300 277
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 200 221
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (b) ................. 400 406
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 500 459

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. $ 250 $ 222
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 300 314
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (b) .............................. 190 195
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (b) ............................... 47 47
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250 256
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 250 222
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group , 5 .95% , 4/20/35 , Callable
1/20/35 @ 100 (b) ................................................... 200 210
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250 247
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325 263
Mars, Inc. , 5 .70% , 5/1/55 , Callable 11/1/54 @ 100 (b) ............................. 275 275
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500 441
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500 530
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (b) .......................... 750 681
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 500 448
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 100 104
The Campbell's Company , 5 .40% , 3/21/34 , Callable 12/21/33 @ 100 .................. 300 306
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225 241
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................................. 225 244
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 350 335
7,192
Energy (5.1%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 250 179
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 235 236
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (b) ...... 200 214
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250 242
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 450 457
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250 242
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (b) .................... 300 312
Eastern Energy Gas Holdings LLC
5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ................................. 225 238
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 275 267
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (d) ...................... 250 251
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 200 182
Enterprise Products Operating LLC , 5 .55% , 2/16/55 , Callable 8/15/54 @ 100 ............ 350 339
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (b) .................. 300 311
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) .................. 260 256
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 250 261
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500 417
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400 301
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 260 258
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 250 251
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250 267
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (b) .......................... 250 218
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 300 291
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 155
5 .60% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 200 203
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 250 237
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 125 128
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
1/16/26 @ 102.75 .................................................. 250 254
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 265 273
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350 300
7,540

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (22.4%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (b) .................. $ 220 $ 219
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (a) (c) (d) .................... 190 188
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 278 292
6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 200 208
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 500 509
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (c) .................. 420 415
American National Global Funding , 5 .55% , 1/28/30 (b) ............................ 162 167
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (b) .................. 500 439
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (b) .................... 250 255
Arthur J. Gallagher & Co. , 5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................. 250 253
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250 222
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (b) .............. 250 265
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) ...................... 500 495
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 1,250 1,235
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 1,750 1,605
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 175 175
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 250 226
BMW US Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (b) .................... 250 238
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 300 310
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 84 86
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 500 524
Citizens Financial Group, Inc. , 5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (c) ... 225 231
CNO Global Funding , 4 .70% , 12/11/30 (b) ..................................... 300 301
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500 500
F&G Global Funding , 2 .00% , 9/20/28 (b) ...................................... 250 234
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (b) ................ 750 741
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750 655
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 250 258
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 50 52
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 250 258
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................................ 250 249
Ford Motor Credit Co. LLC
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 250 261
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 300 301
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (b) ................... 300 298
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (b) ................... 250 226
Global Payments, Inc.
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 250 254
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 150 149
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 115 121
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (b) ............ 150 145
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 250 251
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 500 434
Hyundai Capital America, Inc. , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (b) .............. 300 308
JPMorgan Chase & Co.
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 250 247
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 250 236
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 530 473
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 720 743
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (c) .................... 285 295
3 .16% ( TSFR3M + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (c) .................. 500 389
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (c) .................... 1,000 711
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500 491
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 215 221
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 250 252
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 325 313

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. $ 500 $ 427
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 1,950 1,933
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 250 219
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 250 257
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 550 483
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (c) .................... 1,000 637
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 240 242
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (b) .................... 100 99
New York Life Global Funding , 1 .85% , 8/1/31 (b) ................................ 500 439
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500 545
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (b) ................................ 100 103
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (b) ................................ 250 267
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 88 90
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250 227
Protective Life Global Funding , 5 .47% , 12/8/28 (b) ............................... 300 311
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500 388
Regions Bank , 6 .45% , 6/26/37 ............................................. 500 542
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (b) ........ 200 204
RGA Global Funding , 5 .50% , 1/11/31 (b) ...................................... 350 364
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) . 250 261
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 250 270
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250 221
Synchrony Financial , 5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (c) ...... 200 208
The Allstate Corp. , 7 .05% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 2/5/26 @ 100 (c) ......... 500 500
The Bank of New York Mellon Corp. , 5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @
100 (c) ........................................................... 227 238
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 150 161
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 262
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (b) .. 188 200
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,000 941
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 250 264
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (d) ...................... 500 503
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 1,000 950
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) ............. 250 260
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250 175
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500 492
Wells Fargo & Co. , 2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) . 250 238
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 143 143
32,988
Health Care (6.4%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (b) ........................ 99 99
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500 413
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 275 274
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500 471
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250 198
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (b) ................................. 250 210
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 66 67
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 535 379
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 210 221
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250 248
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 148 162
4 .55% , 2/20/48 , Callable 8/20/47 @ 100 .................................. 300 260
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500 296
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 750 666

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. $ 1,000 $ 924
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .................. 120 112
Elevance Health, Inc.
5 .15% , 6/15/29 , Callable 5/15/29 @ 100 .................................. 300 309
4 .55% , 5/15/52 , Callable 11/15/51 @ 100 .................................. 250 207
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (b) ... 250 222
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94 80
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 500 453
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (b) ........................................................... 300 289
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 170 176
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 250 255
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 400 245
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500 452
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 30 31
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 75 78
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 75 78
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 74 75
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 500 497
5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 225 229
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (b) ............................... 191 169
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 150 147
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (b) ................... 81 82
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 400 405
9,479
Industrials (6.9%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750 674
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 215 225
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250 224
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 209 206
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 300 312
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (b) .................... 500 516
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500 400
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 55 56
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400 324
CRH America Finance, Inc. , 5 .50% , 1/9/35 , Callable 10/9/34 @ 100 .................. 250 261
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 150 154
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (b) ......................... 250 252
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 250 191
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250 240
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750 675
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250 257
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500 455
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 250 265
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 150 156
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 214 223
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500 394
Owens Corning , 5 .95% , 6/15/54 , Callable 12/15/53 @ 100 (a) ....................... 300 304
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 300 281
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 182 196
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250 207
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500 494
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 300 294
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500 481
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 300 296

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ $ 500 $ 480
United Airlines Pass Through Trust , 5 .45% , 2/15/37 .............................. 266 273
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 300 307
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (b) ......................... 157 161
10,234
Information Technology (5.0%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 230 238
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 450 400
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 .......................... 1,000 881
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 150 148
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 283 279
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (b) ............................... 500 380
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 215 213
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500 466
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 200 202
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150 145
Micron Technology, Inc.
5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ................................... 250 266
6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ................................... 150 160
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250 153
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 240 250
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 600 596
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 320 267
5 .88% , 9/26/45 , Callable 3/26/45 @ 100 .................................. 300 272
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650 405
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 230 232
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 245 249
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 240 238
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 200 182
Western Digital Corp. , 2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ....................... 250 239
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 (a) ........................... 500 493
7,354
Materials (4.2%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 250 252
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 (a) ......... 227 208
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588 549
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500 439
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (b) ................... 500 501
CF Industries, Inc. , 5 .30% , 11/26/35 , Callable 8/26/35 @ 100 ....................... 235 235
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (b) ............................................ 215 218
Ecolab, Inc.
5 .00% , 9/1/35 , Callable 6/1/35 @ 100 .................................... 218 222
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 250 155
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 220 200
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 185 134
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500 357
Martin Marietta Materials, Inc. , 5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................ 150 145
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 83 84
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 750 488
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 250 226
Sealed Air Corp. , 7 .25% , 2/15/31 , Callable 11/15/26 @ 103.63 (b) .................... 350 365
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (b) ............... 300 313
The Dow Chemical Co. , 5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (a) .................. 240 239
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 160 166
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 200 200
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (a) ........................ 275 276

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ $ 200 $ 178
6,150
Real Estate (3.9%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 500 423
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 270 275
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 500 340
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500 436
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250 227
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 150 155
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250 223
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250 182
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 250 225
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500 496
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 446
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 117 106
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 152
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 400 359
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500 477
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 400 329
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 350 348
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 215 212
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250 221
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 100 102
5,734
Utilities (8.3%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 275 287
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 375 370
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500 331
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (b) ................. 250 253
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250 240
Ameren Illinois Co. , 5 .55% , 7/1/54 , Callable 1/1/54 @ 100 ......................... 300 295
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 250 263
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (b) ..................... 235 237
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 300 295
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500 369
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 100 101
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 47 50
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250 229
Duke Energy Corp. , 5 .80% , 6/15/54 , Callable 12/15/53 @ 100 ....................... 250 247
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000 904
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (b) ................................. 150 136
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (b) ................................. 250 223
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500 449
Entergy Louisiana LLC
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 250 250
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 200 202
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250 171
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500 319
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 500 516
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (b) ......... 260 266
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500 494
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500 306
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500 445

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (b) ............ $ 250 $ 254
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 200 202
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100 81
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312 262
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 150 147
Oncor Electric Delivery Co. LLC
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 500 392
5 .80% , 4/1/55 , Callable 10/1/54 @ 100 (b) ................................. 220 222
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500 328
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250 260
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 300 290
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250 165
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 1/15/26 @ 100 (c) ......... 300 300
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 439
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250 158
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500 444
12,192
Total Corporate Bonds (Cost $119,041)
a
a
a
112,301
Yankee Dollars (15.7%)
Communication Services (0.3%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (b) .............. 500 427
Consumer Discretionary (0.3%):
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (b) ........................... 192 194
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (b) ................... 312 311
505
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (b) ............ 250 237
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (b) ............ 300 303
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (b) ...................... 150 156
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (b) ...................... 250 217
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 5 .75% , 4/1/33 ,
Callable 1/1/33 @ 100 ............................................... 182 190
1,103
Energy (1.4%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 ............. 450 458
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 300 313
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (b) ...................... 200 203
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 500 370
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 200 206
Var Energi ASA
8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (b) ............................... 250 286
6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (b) ................................ 200 212
2,048
Financials (9.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 300 300
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (b) (c) ............. 200 215
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200 222
Bank of New Zealand , 2 .87% , 1/27/32 (b) ...................................... 250 228
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (c) ...................... 250 251
4 .95% , 1/10/47 .................................................... 1,000 919
BNP Paribas SA , 4 .63% , 3/13/27 (b) .......................................... 500 502
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (d) ........ 250 248
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (b) (c) .............. 300 319
Brookfield Asset Management Ltd. , 6 .08% , 9/15/55 , Callable 3/15/55 @ 100 ............ 114 117
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500 458

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (b) .................................................. $ 156 $ 164
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250 272
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (b) ............................. 500 455
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (b) (c) ....... 250 266
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 500 502
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (a) (c) .................. 250 255
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 1,000 951
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (b) ....................... 250 194
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000 991
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 303 353
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (b) ................................ 112 114
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (b) ................................ 42 45
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (b) (c) ...... 500 455
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (c) ........................................................... 200 210
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 293 307
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (c) ....... 1,000 989
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (b) (c) 500 532
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250 238
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (b) (c) ......................................................... 207 208
The Bank of Nova Scotia , 5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (c) ..... 275 283
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 500 497
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (b) .................................. 217 217
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (b) (c) .................. 500 464
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (b) (c) .................. 244 242
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 500 500
13,483
Health Care (1.1%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (b) ........................ 152 149
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750 518
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 475 427
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 100 104
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 400 393
1,591
Industrials (1.1%):
Aircastle Ltd. , 5 .95% , 2/15/29 , Callable 1/15/29 @ 100 (b) .......................... 300 312
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (b) ........... 250 264
Ferguson Finance PLC , 3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) (b) ................... 250 239
LG Energy Solution Ltd. , 5 .38% , 7/2/29 (b) .................................... 200 205
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 250 265
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250 260
1,545
Information Technology (0.8%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (b) ................. 200 208
NXP BV/NXP Funding LLC/NXP USA, Inc. , 3 .25% , 5/11/41 , Callable 11/11/40 @ 100 .... 600 455
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (b) ....................... 338 351
SK Hynix, Inc. , 5 .50% , 1/16/29 (b) ........................................... 200 207
1,221
Materials (0.5%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (b) ............ 37 39
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250 280
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (b) ...................... 250 248
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (b) ................ 200 207
774

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (b) ........................................................... $ 504 $ 453
Total Yankee Dollars (Cost $23,603)
a
a
a
23,150
U.S. Treasury Obligations (6.6%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... 1,300 1,171
4 .50% , 2/15/44 .................................................... 800 777
3 .38% , 5/15/44 .................................................... 1,100 909
3 .00% , 5/15/45 .................................................... 750 578
4 .88% , 8/15/45 .................................................... 530 536
3 .38% , 11/15/48 .................................................... 500 397
4 .00% , 11/15/52 .................................................... 200 174
4 .13% , 8/15/53 .................................................... 1,350 1,200
4 .25% , 8/15/54 .................................................... 750 680
4 .75% , 8/15/55 .................................................... 450 444
U.S. Treasury Notes
1 .63% , 11/30/26 .................................................... 100 98
3 .88% , 12/31/27 .................................................... 100 101
3 .38% , 9/15/28 .................................................... 1,100 1,096
3 .75% , 12/31/28 .................................................... 300 302
3 .63% , 9/30/30 .................................................... 650 648
3 .88% , 9/30/32 .................................................... 400 399
3 .88% , 8/15/34 .................................................... 100 98
4 .25% , 8/15/35 .................................................... 120 121
Total U.S. Treasury Obligations (Cost $9,923)
a
a
a
9,729
Commercial Paper (0.2%)
Financials (0.2%):
Columbia Pipelines Holding Co. LLC , 3 .89% , 1/2/26 (b) (e) ......................... 300 300
Total Commercial Paper (Cost $300)
a
a
a
300
Shares
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 1,037,326 1,037
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 1,037,326 1,037
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 998,826 999
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 1,075,826 1,076
Total Collateral for Securities Loaned (Cost $4,149)
a
a
a
4,149
Total Investments (Cost $157,016) — 101.5% 149,629
Liabilities in excess of other assets —  (1.5)% (2,148)
NET ASSETS - 100.00% $ 147,481
At December 31, 2025, the Fund's investments in foreign securities were 15.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$27,306 (thousands) and amounted to 18.5% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at December 31, 2025.
(f) Rate disclosed is the daily yield on December 31, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2025.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
89
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (32.0%)
Communication Services (2.0%):
AT&T, Inc.
4 .25% , 3/1/27 , Callable 12/1/26 @ 100 ................................... $ 150 $ 150
1 .65% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 154 147
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 145 146
5 .40% , 2/15/34 , Callable 11/15/33 @ 100 .................................. 73 76
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 115 113
5 .05% , 3/30/29 , Callable 12/30/28 @ 100 ................................. 145 147
2 .80% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 89 80
Comcast Corp.
2 .65% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 115 108
3 .40% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 315 306
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 94 87
Paramount Global
4 .00% , 1/15/26 .................................................... 34 34
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 94 91
T-Mobile US, Inc.
3 .75% , 4/15/27 , Callable 2/15/27 @ 100 .................................. 234 233
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 75 69
5 .15% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 115 118
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 109 96
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 101 92
5 .40% , 7/2/37 , Callable 4/2/37 @ 100 (a) .................................. 182 184
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 38 33
2,310
Consumer Discretionary (1.8%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 96 99
AutoZone, Inc. , 4 .75% , 8/1/32 , Callable 5/1/32 @ 100 ............................ 56 56
Brunswick Corp.
5 .85% , 3/18/29 , Callable 2/18/29 @ 100 .................................. 52 54
4 .40% , 9/15/32 , Callable 6/15/32 @ 100 .................................. 29 28
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 50 51
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 127 133
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 82 87
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 51 45
Las Vegas Sands Corp. , 3 .90% , 8/8/29 , Callable 5/8/29 @ 100 ....................... 160 156
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 87 90
Lowe's Cos., Inc.
2 .63% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 135 124
5 .00% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 66 68
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 115 107
Mattel, Inc.
3 .75% , 4/1/29 , Callable 1/16/26 @ 100.94 (a) ............................... 83 81
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 34 34
O'Reilly Automotive, Inc.
3 .60% , 9/1/27 , Callable 6/1/27 @ 100 .................................... 148 147
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 66 66
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 99 100
PulteGroup, Inc.
5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ................................. 89 90
6 .38% , 5/15/33 .................................................... 41 45
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 89 91
The Home Depot, Inc. , 1 .38% , 3/15/31 , Callable 12/15/30 @ 100 .................... 90 78
Volkswagen Group of America Finance LLC , 4 .85% , 9/11/30 , Callable 8/11/30 @ 100 (a) ... 200 202
2,032

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (1.7%):
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. $ 150 $ 138
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 51 56
Bunge Ltd. Finance Corp.
3 .75% , 9/25/27 , Callable 6/25/27 @ 100 .................................. 93 93
2 .75% , 5/14/31 , Callable 2/14/31 @ 100 .................................. 133 122
Church & Dwight Co., Inc. , 5 .60% , 11/15/32 , Callable 8/15/32 @ 100 ................. 70 75
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 149 132
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 25 25
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 109 112
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 155 153
4 .05% , 4/15/32 , Callable 1/15/32 @ 100 .................................. 58 56
Kraft Heinz Foods Co. , 4 .25% , 3/1/31 , Callable 12/1/30 @ 100 ...................... 58 58
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 223 228
McCormick & Co., Inc. , 3 .40% , 8/15/27 , Callable 5/15/27 @ 100 .................... 114 113
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 125 127
5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 73 77
The Campbell's Co. , 4 .15% , 3/15/28 , Callable 12/15/27 @ 100 ...................... 113 113
The J.M. Smucker Co.
5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 145 152
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 75 81
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 33 33
1,944
Energy (2.2%):
APA Corp. , 4 .38% , 10/15/28 , Callable 7/15/28 @ 100 ............................. 154 154
ConocoPhillips Co. , 5 .90% , 10/15/32 ......................................... 51 55
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 146 148
DCP Midstream Operating LP
5 .63% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 109 111
3 .25% , 2/15/32 , Callable 8/15/31 @ 100 .................................. 63 58
Duke Energy Carolinas LLC , 6 .00% , 12/1/28 ................................... 156 165
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 83 88
Energy Transfer LP
4 .20% , 4/15/27 , Callable 1/15/27 @ 100 .................................. 111 111
6 .55% , 12/1/33 , Callable 9/1/33 @ 100 ................................... 77 84
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 89 90
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 .................... 59 58
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 99 103
Kinder Morgan, Inc.
1 .75% , 11/15/26 , Callable 10/15/26 @ 100 ................................. 95 93
4 .30% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 89 89
5 .20% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 62 64
MPLX LP , 4 .95% , 9/1/32 , Callable 6/1/32 @ 100 ................................ 68 69
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 58 58
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 41 44
Phillips 66 Co. , 3 .15% , 12/15/29 , Callable 9/15/29 @ 100 .......................... 119 114
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 152 148
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 158 153
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 65 62
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 2/5/26 @ 100 ................................... 105 105
5 .50% , 3/1/30 , Callable 1/16/26 @ 102.75 ................................. 58 59
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 115 118
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 66 65
6 .15% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 71 75
2,541

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (10.8%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... $ 53 $ 56
Amcor Finance USA, Inc.
3 .63% , 4/28/26 , Callable 2/5/26 @ 100 ................................... 54 54
4 .50% , 5/15/28 , Callable 2/15/28 @ 100 .................................. 89 89
American Express Co.
5 .10% ( SOFR + 100 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (b) .................... 50 51
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) .................... 57 58
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) .................. 99 98
American Honda Finance Corp. , 4 .60% , 4/17/30 ................................. 73 74
Aon Corp. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ............................. 133 135
Aon Corp./Aon Global Holdings PLC
2 .85% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 154 152
5 .00% , 9/12/32 , Callable 6/12/32 @ 100 .................................. 66 68
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 162 162
Bank of America Corp.
6 .22% , 9/15/26 .................................................... 172 175
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (b) .................... 238 241
4 .18% , 11/25/27 , Callable 11/25/26 @ 100 , MTN ............................ 265 265
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (b) ................ 113 112
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (b) .................... 192 176
5 .29% ( SOFR + 191 bps ) , 4/25/34 , Callable 4/25/33 @ 100 (b) .................... 372 384
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 125 125
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 53 57
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 16 16
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 55 56
Capital One Financial Corp.
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) .................... 90 79
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 134 140
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 115 113
Citigroup, Inc.
4 .13% , 7/25/28 .................................................... 63 63
3 .98% ( TSFR3M + 160 bps ) , 3/20/30 , Callable 3/20/29 @ 100 (b) .................. 74 73
4 .41% ( SOFR + 391 bps ) , 3/31/31 , Callable 3/31/30 @ 100 (b) .................... 140 140
6 .17% ( SOFR + 266 bps ) , 5/25/34 , Callable 5/25/33 @ 100 (b) .................... 94 100
Citizens Financial Group, Inc. , 5 .84% ( SOFR + 201 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (b) . 275 287
Corebridge Financial, Inc. , 3 .65% , 4/5/27 , Callable 3/5/27 @ 100 .................... 145 144
Fifth Third Bancorp
1 .71% ( SOFR + 69 bps ) , 11/1/27 , Callable 11/1/26 @ 100 (b) ..................... 53 52
5 .63% ( SOFR + 184 bps ) , 1/29/32 , Callable 1/29/31 @ 100 (b) .................... 108 113
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (b) .................... 83 81
Fifth Third Bank NA , 2 .25% , 2/1/27 , Callable 1/1/27 @ 100 ........................ 119 117
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 68 59
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 63 65
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 66 68
Fiserv, Inc.
3 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 160 155
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 79 82
Ford Motor Credit Co. LLC
4 .39% , 1/8/26 ..................................................... 68 68
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 145 151
General Motors Financial Co., Inc. , 2 .70% , 8/20/27 , Callable 6/20/27 @ 100 ............ 168 164
Global Payments, Inc.
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 73 74
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 70 70
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 58 56
Huntington Bancshares, Inc. , 5 .02% ( SOFR + 205 bps ) , 5/17/33 , Callable 5/17/32 @ 100 (b) ... 58 59

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase & Co.
1 .47% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ..................... $ 240 $ 236
5 .58% ( SOFR + 116 bps ) , 4/22/30 , Callable 4/22/29 @ 100 (b) .................... 300 313
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 140 132
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (b) ...................... 106 95
6 .25% ( SOFR + 181 bps ) , 10/23/34 , Callable 10/23/33 @ 100 (b) .................. 80 88
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (b) .................... 66 68
KeyBank NA
3 .90% , 4/13/29 .................................................... 145 142
5 .00% , 1/26/33 , Callable 10/26/32 @ 100 ................................. 73 74
Lincoln National Corp. , 3 .05% , 1/15/30 , Callable 10/15/29 @ 100 .................... 55 52
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 83 85
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (b) .......... 58 58
MetLife, Inc. , 4 .55% , 3/23/30 , Callable 12/23/29 @ 100 ........................... 73 75
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (b) ....................... 236 234
4 .43% ( TSFR3M + 189 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (b) .................. 450 452
6 .34% ( SOFR + 256 bps ) , 10/18/33 , Callable 10/18/32 @ 100 (b) .................. 141 155
5 .25% ( SOFR + 187 bps ) , 4/21/34 , Callable 4/21/33 @ 100 (b) .................... 255 262
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 100 101
NextEra Energy Capital Holdings, Inc.
3 .55% , 5/1/27 , Callable 2/1/27 @ 100 .................................... 125 124
1 .90% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 155 148
5 .25% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 45 46
Northern Trust Corp.
4 .00% , 5/10/27 , Callable 4/10/27 @ 100 .................................. 128 128
6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ................................... 51 56
PNC Bank NA , 4 .05% , 7/26/28 ............................................. 115 115
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 83 85
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 51 46
Reinsurance Group of America, Inc. , 3 .90% , 5/15/29 , Callable 2/15/29 @ 100 ........... 115 114
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... 108 113
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (b) ...................... 49 50
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (b) .......... 121 125
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 66 58
The Allstate Corp.
3 .28% , 12/15/26 , Callable 9/15/26 @ 100 ................................. 93 92
1 .45% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 54 47
The Bank of New York Mellon Corp.
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (b) .................... 49 50
5 .83% ( SOFRINDX + 207 bps ) , 10/25/33 , Callable 10/25/32 @ 100 (b) .............. 53 57
The Charles Schwab Corp.
2 .45% , 3/3/27 , Callable 2/3/27 @ 100 .................................... 93 92
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 43 46
The Goldman Sachs Group, Inc.
1 .95% ( SOFR + 91 bps ) , 10/21/27 , Callable 10/21/26 @ 100 (b) ................... 151 148
3 .62% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) .................... 129 128
6 .48% ( SOFR + 177 bps ) , 10/24/29 , Callable 10/24/28 @ 100 (b) .................. 141 150
2 .60% , 2/7/30 , Callable 11/7/29 @ 100 ................................... 205 193
3 .10% ( SOFR + 141 bps ) , 2/24/33 , Callable 2/24/32 @ 100 (b) .................... 140 129
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 200 210
The PNC Financial Services Group, Inc.
6 .62% ( SOFRINDX + 173 bps ) , 10/20/27 , Callable 10/20/26 @ 100 (b) .............. 119 121
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 74 70
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (b) .................... 108 116
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 68 72
Toyota Motor Credit Corp. , 4 .80% , 1/5/34 , MTN ................................ 105 107
Truist Financial Corp.
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (b) .................. 148 141
5 .44% ( SOFR + 162 bps ) , 1/24/30 , Callable 1/24/29 @ 100 , MTN (b) ............... 214 222
5 .12% ( SOFR + 185 bps ) , 1/26/34 , Callable 1/26/33 @ 100 (b) .................... 109 111

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... $ 191 $ 199
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 138 139
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 58 58
Wells Fargo & Co.
5 .20% ( SOFR + 150 bps ) , 1/23/30 , Callable 1/22/29 @ 100 (b) .................... 66 68
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (b) ........... 61 58
2 .57% ( TSFR3M + 126 bps ) , 2/11/31 , Callable 2/11/30 @ 100 , MTN (b) ............. 169 158
5 .50% ( SOFR + 178 bps ) , 1/23/35 , Callable 1/23/34 @ 100 (b) .................... 81 85
Willis North America, Inc. , 4 .65% , 6/15/27 , Callable 5/15/27 @ 100 .................. 129 130
12,204
Health Care (3.0%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 152 147
4 .95% , 3/15/31 , Callable 1/15/31 @ 100 .................................. 71 73
5 .05% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 108 111
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 74 74
Amgen, Inc.
5 .25% , 3/2/30 , Callable 1/2/30 @ 100 .................................... 250 259
2 .00% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 68 59
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 85 74
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 33 34
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 115 121
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 115 114
Bristol-Myers Squibb Co.
3 .45% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 135 135
5 .10% , 2/22/31 , Callable 12/22/30 @ 100 ................................. 98 102
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 30 33
Centene Corp. , 4 .25% , 12/15/27 , Callable 1/21/26 @ 100 .......................... 152 151
CVS Health Corp.
3 .63% , 4/1/27 , Callable 2/1/27 @ 100 .................................... 111 110
1 .30% , 8/21/27 , Callable 6/21/27 @ 100 .................................. 124 119
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 78 69
5 .30% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 61 63
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (c) .................. 129 119
HCA, Inc.
4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .................................. 93 93
3 .50% , 9/1/30 , Callable 3/1/30 @ 100 .................................... 125 120
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 43 45
Humana, Inc.
5 .75% , 12/1/28 , Callable 11/1/28 @ 100 .................................. 107 111
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 113 115
Pfizer, Inc.
2 .63% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 94 89
1 .75% , 8/18/31 , Callable 5/18/31 @ 100 .................................. 89 79
Revvity, Inc.
3 .30% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 95 92
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 51 46
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 37 38
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 33 34
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 103 107
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 145 144
2 .40% , 3/15/30 , Callable 12/15/29 @ 100 ................................. 108 100
Universal Health Services, Inc.
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 51 47
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 53 47
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 100 101
3,375

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (2.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ $ 66 $ 59
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 64 67
Air Lease Corp.
3 .00% , 2/1/30 , Callable 11/1/29 @ 100 , MTN .............................. 61 57
2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 64 57
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 29 28
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 85 80
Carrier Global Corp.
2 .49% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 131 129
2 .72% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 85 80
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 100 103
FedEx Corp.
3 .40% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 90 89
4 .90% , 1/15/34 .................................................... 45 45
Fortune Brands Innovations, Inc. , 3 .25% , 9/15/29 , Callable 6/15/29 @ 100 .............. 167 161
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 82 74
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 109 112
Hubbell, Inc. , 3 .50% , 2/15/28 , Callable 11/15/27 @ 100 ........................... 115 114
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 78 83
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 41 43
Otis Worldwide Corp. , 2 .57% , 2/15/30 , Callable 11/15/29 @ 100 ..................... 94 88
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 85 80
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 59 63
RTX Corp.
4 .13% , 11/16/28 , Callable 8/16/28 @ 100 .................................. 144 144
2 .25% , 7/1/30 , Callable 4/1/30 @ 100 .................................... 98 90
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 115 113
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 186 191
The Boeing Co.
6 .26% , 5/1/27 , Callable 4/1/27 @ 100 .................................... 190 195
5 .15% , 5/1/30 , Callable 2/1/30 @ 100 .................................... 75 77
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 63 61
The Timken Co. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ......................... 113 114
Union Pacific Corp.
6 .63% , 2/1/29 ..................................................... 103 111
2 .80% , 2/14/32 , Callable 12/15/31 @ 100 ................................. 84 77
2,785
Information Technology (3.0%):
Arrow Electronics, Inc. , 3 .88% , 1/12/28 , Callable 10/12/27 @ 100 .................... 165 164
Autodesk, Inc.
3 .50% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 113 112
2 .40% , 12/15/31 , Callable 9/15/31 @ 100 ................................. 89 79
Broadcom, Inc.
4 .11% , 9/15/28 , Callable 6/15/28 @ 100 .................................. 145 145
4 .75% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 141 144
4 .15% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 77 77
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 84 78
Dell International LLC/EMC Corp.
5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .................................... 109 111
5 .30% , 10/1/29 , Callable 7/1/29 @ 100 ................................... 208 215
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 53 52
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 65 64
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 74 73
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 75 68
Jabil, Inc.
4 .25% , 5/15/27 , Callable 4/15/27 @ 100 .................................. 89 89
3 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 51 48
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 66 67
KLA Corp. , 4 .65% , 7/15/32 , Callable 4/15/32 @ 100 ............................. 89 90
Lam Research Corp. , 1 .90% , 6/15/30 , Callable 3/15/30 @ 100 ....................... 64 58

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... $ 168 $ 162
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 163 174
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 150 156
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 350 323
2 .88% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 109 98
4 .90% , 2/6/33 , Callable 11/6/32 @ 100 ................................... 66 64
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 133 111
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 66 67
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 78 79
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 100 99
TSMC Arizona Corp.
3 .88% , 4/22/27 , Callable 3/22/27 @ 100 .................................. 149 149
2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ................................. 67 61
Workday, Inc.
3 .70% , 4/1/29 , Callable 2/1/29 @ 100 .................................... 115 113
3 .80% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 61 58
3,448
Materials (1.0%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 20 20
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 62 58
Avery Dennison Corp. , 4 .88% , 12/6/28 , Callable 9/6/28 @ 100 ...................... 109 111
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 83 84
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 2/5/26 @ 102.31 ................... 134 135
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 41 37
LYB International Finance III LLC
2 .25% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 51 46
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 59 60
Packaging Corp. of America , 3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................ 115 114
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 64 58
The Dow Chemical Co.
2 .10% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 69 61
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 100 100
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 83 86
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .......................... 125 125
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 51 45
1,140
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc.
4 .90% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 80 81
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 50 51
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 85 74
CBRE Services, Inc.
5 .50% , 4/1/29 , Callable 3/1/29 @ 100 .................................... 103 107
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 49 51
Crown Castle, Inc.
4 .30% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 135 135
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 79 71
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 65 58
ERP Operating LP , 3 .00% , 7/1/29 , Callable 4/1/29 @ 100 .......................... 168 162
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 51 46
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 16 16
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 54 48
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 123 118
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 78 74
Kilroy Realty LP , 3 .05% , 2/15/30 , Callable 11/15/29 @ 100 ........................ 125 116
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 115 115
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 74 73

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Regency Centers LP
3 .60% , 2/1/27 , Callable 11/1/26 @ 100 ................................... $ 162 $ 161
2 .95% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 49 47
Simon Property Group LP , 2 .20% , 2/1/31 , Callable 11/1/30 @ 100 .................... 95 86
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/5/26 @ 102.06 (a) ..... 115 112
1,802
Utilities (2.4%):
AEP Texas, Inc. , 3 .95% , 6/1/28 , Callable 3/1/28 @ 100 ............................ 115 115
Ameren Corp. , 1 .95% , 3/15/27 , Callable 2/15/27 @ 100 ........................... 119 116
Arizona Public Service Co.
2 .60% , 8/15/29 , Callable 5/15/29 @ 100 .................................. 121 114
5 .55% , 8/1/33 , Callable 5/1/33 @ 100 .................................... 71 74
DTE Electric Co. , 5 .20% , 4/1/33 , Callable 1/1/33 @ 100 ........................... 89 93
Duke Energy Carolinas LLC , 3 .95% , 11/15/28 , Callable 8/15/28 @ 100 ................ 111 111
Duke Energy Corp. , 2 .65% , 9/1/26 , Callable 6/1/26 @ 100 ......................... 148 147
Duke Energy Florida LLC , 3 .80% , 7/15/28 , Callable 4/15/28 @ 100 .................. 66 66
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 254 228
Entergy Louisiana LLC , 3 .12% , 9/1/27 , Callable 6/1/27 @ 100 ...................... 115 114
Exelon Corp. , 4 .05% , 4/15/30 , Callable 1/15/30 @ 100 ............................ 213 211
Florida Power & Light Co.
3 .30% , 5/30/27 , Callable 2/28/27 @ 100 .................................. 124 123
2 .45% , 2/3/32 , Callable 11/3/31 @ 100 ................................... 69 62
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 100 103
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 138 136
MidAmerican Energy Co. , 3 .65% , 4/15/29 , Callable 1/15/29 @ 100 ................... 115 114
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 55 49
Oncor Electric Delivery Co. LLC , 5 .75% , 3/15/29 , Callable 12/15/28 @ 100 ............ 104 109
Piedmont Natural Gas Co., Inc. , 3 .50% , 6/1/29 , Callable 3/1/29 @ 100 ................. 119 116
The Southern Co.
3 .70% , 4/30/30 , Callable 1/30/30 @ 100 .................................. 79 77
5 .70% , 10/15/32 , Callable 4/15/32 @ 100 ................................. 143 152
Union Electric Co.
2 .95% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 85 84
2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 64 56
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 99 88
2,658
Total Corporate Bonds (Cost $35,466)
a
a
a
36,239
Yankee Dollars (4.8%)
Communication Services (0.2%):
Rogers Communications, Inc.
5 .00% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 132 134
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 73 69
203
Consumer Discretionary (0.0%):(d)
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 39 39
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 5 .75% , 4/1/33 ,
Callable 1/1/33 @ 100 ............................................... 70 73
Energy (0.1%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 ............. 83 84
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. 25 24
108
Financials (3.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1 .75% , 1/30/26 .................................................... 56 56
3 .00% , 10/29/28 , Callable 8/29/28 @ 100 ................................. 194 188
3 .30% , 1/30/32 , Callable 10/30/31 @ 100 ................................. 51 47

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Banco Santander SA
2 .96% , 3/25/31 .................................................... $ 63 $ 59
6 .92% , 8/8/33 ..................................................... 84 93
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ................ 118 116
4 .84% , 5/9/28 , Callable 5/7/27 @ 100 .................................... 146 147
5 .09% ( US0003M + 305 bps ) , 6/20/30 , Callable 6/20/29 @ 100 (b) (e) ............... 56 57
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (b) ...................... 77 83
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 99 91
Deutsche Bank AG
5 .37% , 9/9/27 ..................................................... 109 112
6 .82% ( SOFR + 251 bps ) , 11/20/29 , Callable 11/20/28 @ 100 (b) .................. 141 150
7 .08% ( SOFR + 365 bps ) , 2/10/34 , Callable 11/10/32 @ 100 (b) ................... 53 58
HSBC Holdings PLC
2 .25% ( SOFR + 110 bps ) , 11/22/27 , Callable 11/22/26 @ 100 (b) .................. 207 204
6 .16% ( SOFR + 197 bps ) , 3/9/29 , Callable 3/9/28 @ 100 (b) ...................... 145 151
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (b) .................... 214 203
7 .40% ( SOFR + 302 bps ) , 11/13/34 , Callable 11/13/33 @ 100 (b) .................. 59 67
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (b) ................... 135 134
5 .87% ( H15T1Y + 170 bps ) , 3/6/29 , Callable 3/6/28 @ 100 (b) .................... 208 216
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 48 56
5 .68% ( H15T1Y + 175 bps ) , 1/5/35 , Callable 1/5/34 @ 100 (b) .................... 73 77
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (b) .................. 109 111
5 .35% ( H15T1Y + 190 bps ) , 9/13/28 , Callable 9/13/27 @ 100 (b) .................. 158 161
3 .74% , 3/7/29 ..................................................... 155 154
NatWest Group PLC
4 .89% ( US0003M + 175 bps ) , 5/18/29 , Callable 5/18/28 @ 100 (b) (e) ............... 153 155
5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (b) (e) ............... 140 143
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/28 , Callable 4/19/28 @ 100 .......... 147 149
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (b) ........................................................... 64 59
Sumitomo Mitsui Financial Group, Inc.
2 .47% , 1/14/29 .................................................... 145 138
2 .22% , 9/17/31 .................................................... 82 73
5 .77% , 1/13/33 .................................................... 63 67
The Bank of Nova Scotia , 5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (b) ..... 155 160
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (b) . 108 107
UBS AG , 5 .65% , 9/11/28 ................................................. 139 145
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (b) 56 56
4,043
Health Care (0.2%):
Royalty Pharma PLC
1 .75% , 9/2/27 , Callable 7/2/27 @ 100 .................................... 95 92
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 70 62
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 65 58
212
Industrials (0.2%):
Aircastle Ltd. , 4 .25% , 6/15/26 , Callable 4/15/26 @ 100 ............................ 68 68
Pentair Finance SARL
4 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 113 114
5 .90% , 7/15/32 , Callable 4/15/32 @ 100 .................................. 53 56
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 53 55
293
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4 .30% , 6/18/29 , Callable 3/18/29 @ 100 .................................. 162 162
5 .00% , 1/15/33 , Callable 10/15/32 @ 100 ................................. 105 107
269

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.2%):
ArcelorMittal SA
4 .25% , 7/16/29 .................................................... $ 162 $ 162
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 68 76
238
Total Yankee Dollars (Cost $5,346)
a
a
a
5,478
U.S. Treasury Obligations (61.7%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 3,835 3,965
4 .25% , 5/15/39 .................................................... 552 542
2 .50% , 2/15/45 .................................................... 2,989 2,119
1 .63% , 11/15/50 .................................................... 12,080 6,372
2 .88% , 5/15/52 .................................................... 5,729 4,021
4 .25% , 2/15/54 .................................................... 6,428 5,822
U.S. Treasury Notes
3 .63% , 5/31/28 .................................................... 400 401
1 .88% , 2/28/29 .................................................... 9,350 8,884
3 .75% , 6/30/30 .................................................... 7,359 7,384
3 .75% , 12/31/30 .................................................... 6,215 6,225
4 .13% , 3/31/31 .................................................... 3,848 3,918
2 .88% , 5/15/32 .................................................... 4,152 3,916
4 .13% , 11/15/32 .................................................... 5,750 5,818
4 .50% , 11/15/33 .................................................... 3,394 3,506
4 .00% , 2/15/34 .................................................... 5,244 5,238
4 .25% , 8/15/35 .................................................... 1,800 1,814
Total U.S. Treasury Obligations (Cost $69,464)
a
a
a
69,945
Commercial Paper (0.2%)
Utilities (0.2%):
Ameren Corp. , 3 .75% , 1/2/26 (a) (f) .......................................... 250 250
Total Commercial Paper (Cost $250)
a
a
a
250
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (g) ........ 27,478 28
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (g) ............ 27,478 28
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (g) ............... 27,478 27
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (g) . 27,478 27
Total Collateral for Securities Loaned (Cost $110)
a
a
a
110
Total Investments (Cost $110,636) — 98.8% 112,022
Other assets in excess of liabilities —  1.2% 1,416
NET ASSETS - 100.00% $ 113,438
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$1,364 (thousands) and amounted to 1.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(f) Rate represents the effective yield at December 31, 2025.
(g) Rate disclosed is the daily yield on December 31, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2025.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF
100
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (44.1%)
ABS Auto (21.3%):
Ally Bank Auto Credit-Linked Notes , Series 2025-A , Class F , 6 .94% , 6/15/33 , Callable
11/15/28 @ 100 (a) .................................................. $ 623 $ 625
Arivo Acceptance Auto Loan Receivables Trust , Series 2025-1A , Class E , 7 .30% , 10/15/32 ,
Callable 2/15/30 @ 100 (a) ............................................ 600 592
CPS Auto Receivables Trust , Series 2024-B , Class E , 8 .36% , 11/17/31 , Callable 10/15/28 @
100 (a) ........................................................... 700 736
Exeter Automobile Receivables Trust .........................................
Series 2022-1A , Class E , 5 .02% , 10/15/29 , Callable 8/15/27 @ 100 (a) ............. 1,070 1,060
Series 2024-3A , Class E , 7 .84% , 10/15/31 , Callable 4/15/29 @ 100 (a) ............. 1,156 1,189
Series 2024-4A , Class E , 7 .65% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 1,480 1,516
Series 2024-5A , Class E , 7 .22% , 5/17/32 , Callable 4/15/28 @ 100 (a) .............. 1,410 1,429
Series 2025-1A , Class E , 7 .48% , 9/15/32 , Callable 7/15/29 @ 100 (a) .............. 940 966
Exeter Select Automobile Receivables Trust , Series 2025-2 , Class E , 6 .87% , 2/15/33 , Callable
1/15/30 @ 100 (a) ................................................... 500 474
GLS Auto Receivables Issuer Trust , Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable
3/15/27 @ 100 (a) ................................................... 890 882
Huntington Bank Auto Credit-Linked Notes , Series 2025-2 , Class D , 7 .17%
( SOFR30A + 325 bps ) , 9/20/33 , Callable 2/20/30 @ 100 (a) (b) .................... 441 443
Merchants Fleet Funding LLC , Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 6/20/29 @
100 (a) ........................................................... 1,000 1,000
Tricolor Auto Securitization Trust , Series 2025-1A , Class E , 10 .37% , 4/15/32 , Callable 7/15/27
@ 100 (a) (c) ....................................................... 400 33
Veros Auto Receivables Trust , Series 2025-1 , Class D , 8 .79% , 5/17/32 , Callable 3/15/28 @
100 (a) ........................................................... 1,000 1,028
11,973
ABS Home (0.9%):
Vista Point Securitization Trust , Series 2025-CES3 , Class A1 , 5 .30% , 11/25/55 , Callable
10/25/28 @ 100 (a) (d) ................................................ 499 500
ABS Other (21.9%):
Ascent Career Funding Trust , Series 2024-1A , Class B , 9 .73% , 10/25/32 , Callable 10/25/27 @
100 (a) ........................................................... 370 380
BHG Securitization Trust .................................................
Series 2022-C , Class E , 9 .73% , 10/17/35 , Callable 1/17/29 @ 100 (a) .............. 800 859
Series 2025-2CON , Class E , 7 .76% , 9/17/36 , Callable 2/17/33 @ 100 (a) ........... 520 509
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class D , 8 .00% , 12/15/31 , Callable
6/15/27 @ 100 (a) ................................................... 250 254
Elara HGV Timeshare Issuer LLC , Series 2025-A , Class D , 6 .91% , 1/25/40 , Callable 1/25/32
@ 100 (a) ......................................................... 221 217
FIGRE Trust , Series 2025-HE6 , Class A , 5 .04% , 9/25/55 , Callable 4/25/33 @ 100 (a) (d) .... 351 350
GreenSky Home Improvement Issuer Trust , Series 2025-2A , Class E , 7 .79% , 6/25/60 (a) .... 1,000 1,018
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE1 , Class M3 , 6 .32% ( SOFR30A + 245 bps ) , 10/25/55 , Callable 7/25/28 @
100 (a) (b) ......................................................... 500 502
Series 2025-HE2 , Class M3 , 6 .22% ( SOFR30A + 235 bps ) , 12/25/65 , Callable 10/25/28 @
100 (a) (b) ......................................................... 520 522
Home Partners of America Trust , Series 2019-1 , Class F , 4 .10% , 9/17/39 , Callable 1/17/26 @
100 (a) (e) ......................................................... 191 186
Lending Funding Trust , Series 2020-2A , Class D , 6 .77% , 4/21/31 , Callable 1/20/26 @ 100 (a) 1,000 996
MMP Capital LLC , Series 2025-A , Class C , 8 .41% , 12/15/31 , Callable 1/15/29 @ 100 (a) ... 500 513
NMEF Funding LLC , Series 2025-B , Class E , 7 .66% , 1/18/33 , Callable 3/15/29 @ 100 (a) ... 500 509
Octane Receivables Trust , Series 2023-2A , Class E , 10 .50% , 6/20/31 , Callable 12/20/27 @
100 (a) ........................................................... 1,000 1,084
RCKT Trust , Series 2025-1A , Class E , 7 .12% , 7/25/34 , Callable 6/25/28 @ 100 (a) ........ 1,000 999
RCKTL , Series 2025-2A , Class E , 7 .83% , 11/27/34 , Callable 9/25/28 @ 100 (a) .......... 250 255
Reach ABS Trust .......................................................
Series 2025-1A , Class C , 5 .99% , 8/16/32 , Callable 6/15/29 @ 100 (a) .............. 500 502
Series 2025-2A , Class D , 7 .31% , 8/18/32 , Callable 1/15/30 @ 100 (a) .............. 500 501
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4 , Class A1A , 5 .70% ( SOFR30A + 175 bps ) , 6/25/55 , Callable 6/25/29 @
100 (a) (b) ......................................................... 719 721

Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-LOC4 , Class M3 , 6 .90% ( SOFR30A + 295 bps ) , 6/25/55 , Callable 6/25/29 @
100 (a) (b) ......................................................... $ 470 $ 470
VFI ABS LLC , Series 2025-1A , Class D , 7 .69% , 4/26/32 , Callable 7/24/28 @ 100 (a) ...... 745 751
Westgate Resorts LLC , Series 2023-1A , Class D , 10 .14% , 12/20/37 , Callable 4/20/27 @ 100 (a) 240 246
12,344
Total Asset-Backed Securities (Cost $25,212)
a
a
a
24,817
Collateralized Loan Obligations (11.8%)
Cash Flow CLO (11.8%):
ABPCI Direct Lending Fund CLO LLC , Series 2025-21A , Class A1 , 5 .64%
( TSFR3M + 153 bps ) , 7/20/37 , Callable 10/20/27 @ 100 (a) (b) .................... 1,000 1,003
ACRES LLC , Series 2025-FL3 , Class A , 5 .35% ( TSFR1M + 162 bps ) , 8/18/40 , Callable 8/18/27
@ 100 (a) (b) (e) ..................................................... 860 861
BXDL Static CLO LLC , Series 2025-1A , Class A1 , 5 .62% ( TSFR3M + 130 bps ) , 7/20/35 ,
Callable 7/20/26 @ 100 (a) (b) .......................................... 1,000 999
Dwight Issuer LLC , Series 2025-FL1 , Class A , 5 .40% ( TSFR1M + 166 bps ) , 6/18/42 , Callable
7/18/27 @ 100 (a) (b) ................................................. 1,000 1,002
Fortress Credit Opportunities XXXVII CLO Ltd. , Series 2025-37A , Class B , 6 .87%
( TSFR3M + 260 bps ) , 7/20/33 , Callable 10/20/26 @ 100 (a) (b) .................... 500 500
FS Rialto , Series 2021-FL3 , Class D , 6 .35% ( TSFR1M + 261 bps ) , 11/16/36 , Callable 1/16/26 @
100 (a) (b) ......................................................... 980 978
MCF CLO VII LLC , Series 2017-3A , Class ER2 , 10 .88% ( TSFR3M + 700 bps ) , 7/20/37 ,
Callable 7/20/27 @ 100 (a) (b) .......................................... 500 500
MF1 Ltd. , Series 2021-FL7 , Class C , 5 .90% ( TSFR1M + 216 bps ) , 10/16/36 , Callable 1/16/26 @
100 (a) (b) ......................................................... 840 834
6,677
Total Collateralized Loan Obligations (Cost $6,676)
a
a
a
6,677
Collateralized Mortgage Obligations (39.9%)
Commercial MBS (4.5%):
BWAY Mortgage Trust , Series 2013-1515 , Class B , 3 .47% , 3/10/33 , Callable 3/10/26 @ 100 (a) 290 268
BX Commercial Mortgage Trust , Series 2025-BCAT , Class E , 7 .25% ( TSFR1M + 350 bps ) ,
8/15/42 (a) (b) (e) .................................................... 479 475
BX Trust , Series 2025-LUNR , Class E , 7 .70% ( TSFR1M + 395 bps ) , 6/15/40 (a) (b) (e) ....... 533 535
MCR Mortgage Trust , Series 2024-TWA , Class D , 7 .40% , 6/12/39 (a) (e) ................ 390 395
MHP Commercial Mortgage Trust , Series 2025-MHIL2 , Class D , 6 .40% ( TSFR1M + 265 bps ) ,
9/15/40 (a) (b) (e) .................................................... 360 360
PRM Trust , Series 2025-PRM6 , Class D , 5 .68% , 7/5/33 (a) (d) (e) ..................... 320 320
SMRT , Series 2022-MINI , Class E , 6 .45% ( TSFR1M + 270 bps ) , 1/15/39 (a) (b) (e) .......... 250 249
2,602
Private CMO FLT (10.0%):
Bellemeade Re Ltd. , Series 2025-1 , Class M1C , 7 .12% ( SOFR30A + 325 bps ) , 10/25/35 ,
Callable 10/25/29 @ 100 (a) (b) ......................................... 260 262
Connecticut Avenue Securities Trust .........................................
Series 2021-R01 , Class 1B2 , 9 .87% ( SOFR30A + 600 bps ) , 10/25/41 , Callable 10/25/26 @
100 (a) (b) ......................................................... 1,000 1,035
Series 2022-R05 , Class 2B2 , 10 .87% ( SOFR30A + 700 bps ) , 4/25/42 , Callable 4/25/27 @
100 (a) (b) ......................................................... 510 543
Series 2023-R05 , Class 1B1 , 8 .62% ( SOFR30A + 475 bps ) , 6/25/43 , Callable 6/25/28 @
100 (a) (b) ......................................................... 1,000 1,069
Series 2024-R02 , Class 1M1 , 4 .97% ( SOFR30A + 110 bps ) , 2/25/44 , Callable 2/25/29 @
100 (a) (b) ......................................................... 357 357
Federal Home Loan Mortgage Corporation .....................................
Series 2019-FTR1 , Class B2 , 12 .34% ( SOFR30A + 846 bps ) , 1/25/48 , Callable 5/25/29 @
100 (a) (b) ......................................................... 470 565
Series 2025-DNA4 , Class A1 , 4 .77% ( SOFR30A + 90 bps ) , 10/25/45 , Callable 10/25/30 @
100 (a) (b) ......................................................... 907 906
Series 2025-DNA4 , Class M1 , 4 .97% ( SOFR30A + 110 bps ) , 10/25/45 , Callable 10/25/30
@ 100 (a) (b) ....................................................... 508 508

Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-HQA1 , Class M1 , 5 .02% ( SOFR30A + 115 bps ) , 2/25/45 , Callable 2/25/30 @
100 (a) (b) ......................................................... $ 326 $ 326
5,571
Private CMO Other (25.4%):
A&D Mortgage Trust ....................................................
Series 2023-NQM3 , Class B1 , 8 .10% , 7/25/68 , Callable 7/25/26 @ 100 (a) (d) ........ 850 857
Series 2023-NQM4 , Class B1 , 8 .05% , 9/25/68 , Callable 10/25/26 @ 100 (a) (d) ....... 900 912
Series 2025-NQM2 , Class M1B , 7 .29% , 6/25/70 , Callable 5/25/28 @ 100 (a) (d) ...... 470 488
Series 2025-NQM4 , Class B1 , 7 .15% , 10/25/70 , Callable 10/25/28 @ 100 (a) ........ 512 514
CFMT LLC , Series 2024-HB14 , Class M3 , 3 .00% , 6/25/34 , Callable 6/25/27 @ 100 (a) (d) ... 238 228
COLT Mortgage Loan Trust ...............................................
Series 2024-3 , Class B1 , 8 .42% , 6/25/69 , Callable 5/25/27 @ 100 (a) (d) ............ 721 736
Series 2024-INV2 , Class B1 , 8 .07% , 5/25/69 , Callable 4/25/27 @ 100 (a) (d) ......... 500 513
LHOME Mortgage Trust ..................................................
Series 2024-RTL1 , Class A1 , 7 .02% , 1/25/29 , Callable 8/25/26 @ 100 (a) (d) (e) ....... 1,000 1,004
Series 2024-RTL2 , Class A1 , 7 .13% , 3/25/29 , Callable 10/25/26 @ 100 (a) (d) (e) ...... 1,000 1,007
Series 2024-RTL3 , Class A1 , 6 .90% , 5/25/29 , Callable 12/25/26 @ 100 (a) (d) (e) ...... 270 272
MFA Trust , Series 2024-NQM2 , Class B1B , 7 .29% , 8/25/69 , Callable 9/25/27 @ 100 (a) (d) .. 410 420
Morgan Stanley Residential Mortgage Loan Trust , Series 2023-NQM1 , Class B1 , 7 .36% ,
9/25/68 , Callable 10/25/26 @ 100 (a) (d) ................................... 520 523
PRKCM Trust , Series 2023-AFC1 , Class M1 , 7 .40% , 2/25/58 , Callable 2/25/26 @ 100 (a) (d) . 750 749
PRPM Trust ...........................................................
Series 2025-NQM2 , Class B1 , 7 .85% , 4/25/70 , Callable 5/25/28 @ 100 (a) (d) ........ 275 284
Series 2025-NQM3 , Class B2 , 6 .94% , 5/25/70 , Callable 7/25/28 @ 100 (a) (d) ........ 791 774
Verus Securitization Trust .................................................
Series 2023-3 , Class B2 , 7 .71% , 3/25/68 , Callable 4/25/26 @ 100 (a) (d) ............ 850 849
Series 2023-4 , Class B1 , 8 .02% , 5/25/68 , Callable 5/25/26 @ 100 (a) (d) ............ 1,240 1,244
Series 2023-7 , Class B1 , 7 .90% , 10/25/68 , Callable 10/25/26 @ 100 (a) (d) .......... 300 304
Series 2023-8 , Class B1 , 8 .08% , 12/25/68 , Callable 12/25/26 @ 100 (a) (d) .......... 1,000 1,017
Series 2023-INV2 , Class B1 , 8 .02% , 8/25/68 , Callable 7/25/26 @ 100 (a) (d) ......... 550 554
Series 2023-INV3 , Class B2 , 8 .17% , 11/25/68 , Callable 11/25/26 @ 100 (a) (d) ....... 640 642
Series 2024-2 , Class B1 , 7 .86% , 2/25/69 , Callable 2/25/27 @ 100 (a) (d) ............ 450 458
14,349
Total Collateralized Mortgage Obligations (Cost $22,443)
a
a
a
22,522
Total Investments (Cost $54,331) — 95.8% 54,016
Other assets in excess of liabilities —  4.2% 2,379
NET ASSETS - 100.00% $ 56,395
At December 31, 2025, the Fund's investments in foreign securities were 5.6% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$54,016 (thousands) and amounted to 95.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(e) Security is interest only.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
Assets:
Investments, at value (Cost $1,717,205, $2,723,884 and $1,575,734) $ 1,733,769 (a) $ 2,696,867 (b) $ 1,584,471 (c)
Cash 4,012 544 1,449
Deposit with broker for futures contracts — 47 3,009
Receivables:
Interest and securities lending income 12,529 21,277 12,363
Investments sold — 79 69
Prepaid expenses 2 5 1
Total Assets 1,750,312 2,718,819 1,601,362
Liabilities:
Payables:
Collateral received on loaned securities 4,652 19,563 15,280
Investments purchased 19,100 — 10,058
Payable to Adviser — — — (d)
Variation margin on open futures contracts — — 138
Accrued expenses and other payables:
Investment advisory fees 362 683 454
Administration fees 64 100 27
Custodian fees 7 17 —
Compliance fees 1 2 1
Trustees' fees 2 1 4
Other accrued expenses 45 70 39
Total Liabilities 24,233 20,436 26,001
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,717,588 2,790,152 1,589,475
Total accumulated earnings (loss) 8,491 (91,769) (14,114)
Net Assets $ 1,726,079 $ 2,698,383 $ 1,575,361
Shares outstanding (unlimited shares authorized, no par value): 34,000 57,000 71,775
Net asset value: $ 50 .77 $ 47 .34 $ 21 .95
(a) Includes $4,518 thousand of securities on loan.
(b) Includes $18,900 thousand of securities on loan.
(c) Includes $13,875 thousand of securities on loan.
(d) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd
Economic Cycle
Bond ETF
VictoryShares
Pioneer Asset-
Based Income
ETF
Assets:
Investments, at value (Cost $157,016, $110,636 and $54,331) $ 149,629 (a) $ 112,022 (b) $ 54,016
Cash 445 575 1,425
Receivables:
Interest and securities lending income 1,614 999 249
Capital shares issued — — 1,239
From Adviser 4 6 4
Prepaid expenses — (c) — (c) 14
Total Assets 151,692 113,602 56,947
Liabilities:
Payables:
Collateral received on loaned securities 4,149 110 —
Investments purchased — — 514
Accrued expenses and other payables:
Investment advisory fees 44 34 26
Administration fees 3 2 1
Custodian fees 2 1 — (c)
Compliance fees — (c) — (c) — (c)
Trustees' fees — 1 —
Other accrued expenses 13 16 11
Total Liabilities 4,211 164 552
Commitments and contingencies (Note 5 )
Net Assets:
Capital 162,075 112,228 56,959
Total accumulated earnings (loss) (14,594) 1,210 (564)
Net Assets $ 147,481 $ 113,438 $ 56,395
Shares outstanding (unlimited shares authorized, no par value): 6,800 4,500 2,275
Net asset value: $ 21 .69 $ 25 .21 $ 24 .79
(a) Includes $3,999 thousand of securities on loan.
(b) Includes $107 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
Investment Income:
Interest $ 38,338 $ 56,166 $ 34,318
Securities lending (net of fees) 10 24 13
Total Income 38,348 56,190 34,331
Expenses:
Investment advisory fees 1,926 3,818 2,337
Administration fees 360 598 312
Sub-Administration fees 13 13 15
Custodian fees 29 50 24
Trustees' fees 34 60 28
Compliance fees 6 10 5
Legal and audit fees 40 64 36
Other expenses 77 90 80
Recoupment of prior expenses waived/reimbursed by Adviser — — 16
Total Expenses 2,485 4,703 2,853
Expenses waived/reimbursed by Adviser — — (175)
Net Expenses 2,485 4,703 2,678
Net Investment Income (Loss) 35,863 51,487 31,653
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,741 (3,549) 2,335
Net realized gains (losses) from futures contracts — — 945
Net realized gains (losses) from in-kind redemptions — 196 —
Net change in unrealized appreciation/depreciation on investment securities 1,921 25,204 6,943
Net change in unrealized appreciation/depreciation on futures contracts — — (974)
Net realized/unrealized gains (losses) on investments 3,662 21,851 9,249
Change in net assets resulting from operations $ 39,525 $ 73,338 $ 40,902

Statements of Operations
For the Six Months Ended December 31, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd Economic
Cycle Bond ETF
VictoryShares
Pioneer Asset-
Based Income ETF
Investment Income:
Interest $ 3,179 $ 2,557 $ 1,702
Securities lending (net of fees) 3 — (a) —
Total Income 3,182 2,557 1,702
Expenses:
Investment advisory fees 253 201 147
Administration fees 34 27 12
Sub-Administration fees 10 11 11
Custodian fees 5 3 2
Trustees' fees 4 4 2
Compliance fees 1 — (a) — (a)
Legal and audit fees 8 6 18
Other expenses 15 16 10
Total Expenses 330 268 202
Custody waiver — — (1)
Expenses waived/reimbursed by Adviser (40) (38) (27)
Net Expenses 290 230 174
Net Investment Income (Loss) 2,892 2,327 1,528
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (206) 77 (152)
Net change in unrealized appreciation/depreciation on investment securities 2,258 393 (315)
Net realized/unrealized gains (losses) on investments 2,052 470 (467)
Change in net assets resulting from operations $ 4,944 $ 2,797 $ 1,061
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
VictoryShares Core Plus
Intermediate Bond ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 35,863 $ 45,493 $ 51,487 $ 92,588 $ 31,653 $ 26,026
Net realized gains (losses) 1,741 804 (3,353) (26,834) 3,280 (2,910)
Net change in unrealized appreciation/
depreciation 1,921 13,451 25,204 68,062 5,969 13,760
Change in net assets resulting from
operations 39,525 59,748 73,338 133,816 40,902 36,876
Change in net assets resulting from
distributions to shareholders (40,198) (43,315) (58,470) (90,873) (35,368) (24,131)
Change in net assets resulting from capital
transactions 437,510 635,583 340,902 232,163 546,620 659,220
Change in net assets 436,837 652,016 355,770 275,106 552,154 671,965
Net Assets:
Beginning of period 1,289,242 637,226 2,342,613 2,067,507 1,023,207 351,242
End of period $ 1,726,079 $ 1,289,242 $ 2,698,383 $ 2,342,613 $ 1,575,361 $ 1,023,207
Capital Transactions:
Proceeds from shares issued $ 437,510 $ 635,583 $ 352,815 $ 520,499 $ 546,620 $ 661,373
Cost of shares redeemed — — (11,913) (288,336) — (2,153)
Change in net assets resulting from capital
transactions $ 437,510 $ 635,583 $ 340,902 $ 232,163 $ 546,620 $ 659,220
Share Transactions:
Issued 8,600 12,600 7,450 11,100 24,875 30,550
Redeemed — — (250) (6,250) — (100)
Change in Shares 8,600 12,600 7,200 4,850 24,875 30,450

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Corporate Bond
ETF
VictoryShares WestEnd
Economic Cycle Bond ETF
VictoryShares Pioneer Asset-
Based Income ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,892 $ 5,500 $ 2,327 $ 2,708 $ 1,528 $ 1
Net realized gains (losses) (206) (737) 77 (164) (152) —
Net change in unrealized appreciation/
depreciation 2,258 4,499 393 1,475 (315) —
Change in net assets resulting from
operations 4,944 9,262 2,797 4,019 1,061 1
Change in net assets resulting from
distributions to shareholders (3,405) (5,478) (2,737) (2,431) (1,626) —
Change in net assets resulting from capital
transactions 5,963 2,709 — 56,550 54,459 2,500
Change in net assets 7,502 6,493 60 58,138 53,894 2,501
Net Assets:
Beginning of period 139,979 133,486 113,378 55,240 2,501 —
End of period $ 147,481 $ 139,979 $ 113,438 $ 113,378 $ 56,395 $ 2,501
Capital Transactions:
Proceeds from shares issued $ 5,963 $ 3,234 $ — $ 56,550 $ 54,459 $ 2,500
Cost of shares redeemed — (525) — — — —
Change in net assets resulting from capital
transactions $ 5,963 $ 2,709 $ — $ 56,550 $ 54,459 $ 2,500
Share Transactions:
Issued 275 150 — 2,275 2,175 100
Redeemed — (25) — — — —
Change in Shares 275 125 — 2,275 2,175 100
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
109
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $50.76 $49.78 $48.86 $48.94 $51.87 $51.22
Investment Activities:
Net investment income (loss)(a) 1.19 2.48 2.48 1.77 0.86 0.84
Net realized and unrealized gains (losses) 0.16 0.89 0.98 (0.17) (2.78) 0.93
Total from Investment Activities 1.35 3.37 3.46 1.60 (1.92) 1.77
Distributions to Shareholders from:
Net investment income (1.34) (2.39) (2.54) (1.68) (0.84) (0.90)
Net realized gains — — — — (0.17) (0.22)
Total Distributions (1.34) (2.39) (2.54) (1.68) (1.01) (1.12)
Net Asset Value, End of Period $50.77 $50.76 $49.78 $48.86 $48.94 $51.87
Total Return(b)(c) 2.68% 6.95% 7.27% 3.32% (3.73)% 3.48%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.32% 0.34% 0.35% 0.35% 0.32%(f) 0.34%(g)
Net Investment Income (Loss)(d) 4.65% 4.93% 5.03% 3.63% 1.70% 1.62%
Gross Expenses(d)(e) 0.32% 0.34% 0.35% 0.35% 0.36% 0.37%
Supplemental Data:
Net Assets at end of period (000's) $1,726,079 $1,289,242 $637,226 $522,753 $359,737 $272,296
Portfolio Turnover(b)(h) 21% 33% 60% 53% 67% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $47.04 $46.00 $45.98 $47.18 $53.71 $53.67
Investment Activities:
Net investment income (loss)(a) 0.96 1.87 1.68 1.31 0.89 1.08
Net realized and unrealized gains (losses) 0.43 1.00 0.01 (1.26) (6.37) 0.27
Total from Investment Activities 1.39 2.87 1.69 0.05 (5.48) 1.35
Distributions to Shareholders from:
Net investment income (1.09) (1.83) (1.67) (1.25) (0.92) (1.11)
Net realized gains — — — — (0.13) (0.20)
Total Distributions (1.09) (1.83) (1.67) (1.25) (1.05) (1.31)
Net Asset Value, End of Period $47.34 $47.04 $46.00 $45.98 $47.18 $53.71
Total Return(b)(c) 2.99% 6.38% 3.72% 0.13% (10.35)% 2.55%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.37% 0.38% 0.39% 0.38% 0.39% 0.37%(f)
Net Investment Income (Loss)(d) 4.04% 4.00% 3.69% 2.83% 1.74% 2.01%
Gross Expenses(d)(e) 0.37% 0.38% 0.39% 0.38% 0.39% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $2,698,383 $2,342,613 $2,067,507 $1,457,680 $1,236,208 $894,333
Portfolio Turnover(b)(g) 12% 19% 22% 23% 24% 16%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
,Bo
VictoryShares Core Plus Intermediate Bond ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.82 $21.35 $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 0.52 1.02 1.00 0.87 0.38
Net realized and unrealized gains (losses) 0.19 0.42 (0.09) (0.49) (3.17)
Total from Investment Activities 0.71 1.44 0.91 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (0.58) (0.97) (1.00) (0.86) (0.29)
Total Distributions (0.58) (0.97) (1.00) (0.86) (0.29)
Net Asset Value, End of Period $21.95 $21.82 $21.35 $21.44 $21.92
Total Return(c)(d) 3.31% 6.89% 4.37% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.73% 4.73% 4.69% 4.04% 2.20%
Gross Expenses(e)(f) 0.43% 0.45% 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $1,575,361 $1,023,207 $351,242 $213,844 $213,729
Portfolio Turnover(c)(g) 34% 51% 36% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
VictoryShares Corporate Bond ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.45 $20.86 $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.44 0.85 0.80 0.67 0.37
Net realized and unrealized gains (losses) 0.31 0.58 0.30 (0.30) (4.19)
Total from Investment Activities 0.75 1.43 1.10 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.51) (0.84) (0.82) (0.65) (0.32)
Total Distributions (0.51) (0.84) (0.82) (0.65) (0.32)
Net Asset Value, End of Period $21.69 $21.45 $20.86 $20.58 $20.86
Total Return(c)(d) 3.52% 7.05% 5.45% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40%(g) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 4.00% 3.99% 3.88% 3.26% 2.17%
Gross Expenses(e)(f) 0.46% 0.47% 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $147,481 $139,979 $133,486 $105,486 $104,323
Portfolio Turnover(c)(h) 7% 16% 9% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd Economic Cycle Bond
ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.20 $24.83 $25.00
Investment Activities:
Net investment income (loss)(b) 0.52 1.03 0.03
Net realized and unrealized gains (losses) 0.10 0.29 (0.20)
Total from Investment Activities 0.62 1.32 (0.17)
Distributions to Shareholders from:
Net investment income (0.61) (0.95) —
Total Distributions (0.61) (0.95) —
Net Asset Value, End of Period $25.21 $25.20 $24.83
Total Return(c)(d) 2.49% 5.42% (0.71)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.06% 4.12% 4.03%
Gross Expenses(e)(f) 0.47% 0.56% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $113,438 $113,378 $55,240
Portfolio Turnover(c)(g) 7% 35% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
VictoryShares Pioneer Asset-
Based Income ETF
Six Months
Ended
December
31, 2025
(Unaudited)
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 0.74 0.01
Net realized and unrealized gains (losses) (0.21) —(c)
Total from Investment Activities 0.53 0.01
Distributions to Shareholders from:
Net investment income (0.75) —
Total Distributions (0.75) —
Net Asset Value, End of Period $24.79 $25.01
Total Return(d)(e) 2.13% 0.04%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.67% 0.70%
Net Investment Income (Loss)(f) 5.85% 3.06%
Gross Expenses(f)(g) 0.77% 92.28%
Supplemental Data:
Net Assets at end of period (000's) $56,395 $2,501
Portfolio Turnover(d)(h) 11% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2025
Victory Portfolios II
115
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”) in the case of Short-Term Bond ETF and Core
Intermediate Bond ETF, or 25,000 shares in the case of Core Plus Intermediate Bond ETF, Corporate Bond ETF, WestEnd Economic Cycle
Bond ETF, and Pioneer Asset-Based Income ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF (Also Known as Victo-
ryShares Core Plus Bond ETF)
Core Plus Intermediate Bond ETF (Also Known as Core Plus Bond
ETF)
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF WestEnd Economic Cycle Bond ETF
VictoryShares Pioneer Asset-Based Income ETF Pioneer Asset-Based Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
WestEnd Economic Cycle Bond ETF ........................................ 100 2.00%
Pioneer Asset-Based Income ETF .......................................... 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
116
(Unaudited)
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ......................................... $ — $ 431,473 $ — $ 431,473
Collateralized Loan Obligations ................................... — 999 — 999
Collateralized Mortgage Obligations ................................ — 80,757 — 80,757
Senior Secured Loans ........................................... — 3,500 — 3,500
Corporate Bonds .............................................. — 709,883 — 709,883
Yankee Dollars ............................................... — 145,751 — 145,751
Municipal Bonds .............................................. — 18,386 — 18,386
U.S. Government Agency Mortgages ................................ — 9,048 — 9,048
U.S. Treasury Obligations ........................................ — 236,416 — 236,416
Commercial Paper ............................................. — 92,904 — 92,904
Collateral for Securities Loaned ................................... 4,652 — — 4,652
Total ....................................................... $ 4,652 $ 1,729,117 $ — $ 1,733,769
Core Intermediate Bond ETF
Asset-Backed Securities ......................................... — 325,514 — 325,514
Collateralized Mortgage Obligations ................................ — 143,021 — 143,021
Corporate Bonds .............................................. — 535,853 — 535,853
Yankee Dollars ............................................... — 117,281 — 117,281
Municipal Bonds .............................................. — 34,899 — 34,899

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
117
(Unaudited)
*    Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Core Intermediate Bond ETF, continued
U.S. Government Agency Mortgages ................................ $ — $ 355,082 $ — $ 355,082
U.S. Treasury Obligations ........................................ — 1,146,561 — 1,146,561
Commercial Paper ............................................. — 19,093 — 19,093
Collateral for Securities Loaned ................................... 19,563 — — 19,563
Total ....................................................... $ 19,563 $ 2,677,304 $ — $ 2,696,867
Core Plus Intermediate Bond ETF
Asset-Backed Securities ......................................... — 248,935 — 248,935
Collateralized Loan Obligations ................................... — 21,951 — 21,951
Collateralized Mortgage Obligations ................................ — 127,290 — 127,290
Senior Secured Loans ........................................... — 26,679 — 26,679
Corporate Bonds .............................................. — 290,602 — 290,602
Yankee Dollars ............................................... — 57,703 — 57,703
Municipal Bonds .............................................. — 59,513 — 59,513
U.S. Government Agency Mortgages ................................ — 455,533 — 455,533
U.S. Treasury Obligations ........................................ — 261,996 — 261,996
Commercial Paper ............................................. — 18,989 — 18,989
Collateral for Securities Loaned ................................... 15,280 — — 15,280
Total ....................................................... $ 15,280 $ 1,569,191 $ — $ 1,584,471
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (278) — — (278)
Total ....................................................... $ (278) $ — $ — $ (278)
Corporate Bond ETF
Corporate Bonds .............................................. — 112,301 — 112,301
Yankee Dollars ............................................... — 23,150 — 23,150
U.S. Treasury Obligations ........................................ — 9,729 — 9,729
Commercial Paper ............................................. — 300 — 300
Collateral for Securities Loaned ................................... 4,149 — — 4,149
Total ....................................................... $ 4,149 $ 145,480 $ — $ 149,629
WestEnd Economic Cycle Bond ETF
Corporate Bonds .............................................. — 36,239 — 36,239
Yankee Dollars ............................................... — 5,478 — 5,478
U.S. Treasury Obligations ........................................ — 69,945 — 69,945
Commercial Paper ............................................. — 250 — 250
Collateral for Securities Loaned ................................... 110 — — 110
Total ....................................................... $ 110 $ 111,912 $ — $ 112,022
Pioneer Asset-Based Income ETF
Asset-Backed Securities ......................................... — 24,817 — 24,817
Collateralized Loan Obligations ................................... — 6,677 — 6,677
Collateralized Mortgage Obligations ................................ — 22,522 — 22,522
Total ....................................................... $ — $ 54,016 $ — $ 54,016

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
118
(Unaudited)
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
119
(Unaudited)
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (278,000)
Core Plus Intermediate Bond ETF ........................................................................ $ 278
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: 945,000 (974,000)
Core Plus Intermediate Bond ETF ...................................................... 945 (974)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
120
(Unaudited)
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 4,518 $ — $ 4,652
Core Intermediate Bond ETF ........................................ 18,900 — 19,563
Core Plus Intermediate Bond ETF ..................................... 13,875 — 15,280
Corporate Bond ETF .............................................. 3,999 — 4,149
WestEnd Economic Cycle Bond ETF ................................... 107 — 110

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
121
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds annual and semi-annual reports may be viewed at vcm.
com. As of December 31, 2025, certain affiliated funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................................ $ 556,866 $ 231,469 $ 88,274 $ 39,760
Core Intermediate Bond ETF ....................................... 170,967 136,441 128,638 167,636
Core Plus Intermediate Bond ETF .................................... 450,637 217,920 546,031 225,268
Corporate Bond ETF ............................................. 9,658 8,505 5,239 1,064
WestEnd Economic Cycle Bond ETF .................................. 2,830 3,090 5,248 6,064
Pioneer Asset-Based Income ETF .................................... 57,660 4,854 2,590 99
Associated with In-Kind Transactions
Purchases Sales
Core Intermediate Bond ETF ............................................................. $ 315,376 $ 11,744
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.0
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.1
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.2
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
122
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
(a) Effective November 1, 2025, the rate changed from 0.60% to 0.55%.
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
WestEnd Economic Cycle Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 60.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Pioneer Asset-Based Income ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.6
Fee Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%(a)
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
123
(Unaudited)
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’
custodian, the Pioneer Asset-Based Income ETF’s custodian expenses were waived for the first 6 months of operations, as reflected on the
Statements of Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
(a) Effective November 1, 2025, the rate changed from 0.70% to 0.65%.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2025, the Adviser voluntarily waived the following amounts (amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In Effect Until
October 31, 2026
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%(a)
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
Core Plus Intermediate Bond ETF ............................. $ 9 $ 79 $ 110 $ 4 $ 202
Corporate Bond ETF ...................................... 8 44 46 21 119
WestEnd Economic Cycle Bond ETF ........................... — 13 83 23 119
Pioneer Asset-Based Income ETF ............................. — — 31 20 51
Amount
Core Plus Intermediate Bond ETF ......................................................................... $ 171
Corporate Bond ETF .................................................................................. 19
WestEnd Economic Cycle Bond ETF ....................................................................... 15
Pioneer Asset-Based Income ETF ......................................................................... 7

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
124
(Unaudited)
Debt Securities or Bond Risk —   The Fund(s) are subject to the risk that the market value of the bonds in the Fund’s (or Funds’) portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S.
Federal Reserve raise interest rates, the Fund(s) may be subject to risks associated with rising interest rates. The fixed-income securities in the
Fund’s (or Funds’) portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund(s) accept some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s (Funds’) values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund(s) may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund(s) may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income.
These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
125
(Unaudited)
Credit Risk — The Fund(s) will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund(s). The Fund(s) may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund(s) may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund(s) may obtain only limited recovery or may obtain no recovery in such circumstances. The
Fund(s) typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Private Credit Risk — Entities that obtain access to credit from asset-based financing can differ from the entities that have access to traditional corporate or bank lending. In particular, entities gaining access to credit via “private credit” and other non-traditional lenders may be subject to higher levels of credit risk and may lose access to credit in an economic downturn. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund(s) from disposing of them promptly at reasonable prices. Private credit investments can range in credit quality depending on a variety of factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. In addition, there can be no assurance that the Fund’s (or Funds’) Adviser will be able to secure all of the investment opportunities that it identifies for the Fund(s), or that the size of an investment opportunity available to the Fund will be as large as the Fund’s (or Funds’) Adviser would desire, on account of general economic conditions, specific market developments, or other circumstances outside of the Fund’s Adviser’s control. The Fund(s) may be exposed to losses should these entities fail to perform.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
126
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
11. Subsequent Event:
On October 21, 2025, the Board, upon recommendation of the Adviser, has approved a change in the name of the VictoryShares Core Plus
Intermediate Bond ETF. Effective at the start of business on January 1, 2026 (the "Effective Date"), the Fund was renamed to VictoryShares
Core Plus Bond ETF. The Fund’s investment objectives, principal investment strategies, principal risks, ticker symbol and management have not changed. On the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name.
On December 4, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for WestEnd Economic Cycle Bond
ETF. On February 4, 2026, the Fund redeemed all of its outstanding shares at the net asset value of such shares.
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (2,003) $ (7,151) $ (9,154)
Core Intermediate Bond ETF ............................................. (6,576) (54,257) (60,833)
Core Plus Intermediate Bond ETF .......................................... (11,800) (11,596) (23,396)
Corporate Bond ETF ................................................... (2,436) (4,327) (6,763)
WestEnd Economic Cycle Bond ETF ........................................ (85) — (85)

Supplemental Information
December 31, 2025
Victory Portfolios II
127
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
The fact that the Funds are actively managed exchange-traded funds (“ETFs”);
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable
ETFs compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses.

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
128
(Unaudited)
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares Short-Term Bond ETF:
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Intermediate Bond ETF:
Performance. Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Plus Intermediate Bond ETF (Also Known as VictoryShares Core Plus Bond ETF):
Performance. Noting that the Fund commenced operations in 2021, the Board compared the Fund’s one- and three-year performance for the period ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the periods reviewed.

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
129
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Corporate Bond ETF:
Performance . Noting that the Fund commenced operations in 2021, the Board compared the Fund’s one- and three-year performance for the period ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed the benchmark index for the periods reviewed and matched the peer group median for the periods reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares WestEnd Economic Cycle Bond ETF:
Performance . Noting that the Fund commenced operations in 2024, the Board compared the Fund’s performance for the one-year period ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group median and the benchmark index for the period reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; (4) any discussions the Board had with the Adviser as outlined above; and (5) the Adviser’s ability to operate the Fund without disruption to shareholders until the date of liquidation. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
130
(Unaudited)
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the VictoryShares Pioneer Asset-Based Income ETF (the “Fund”) at a meeting, which was called for that purpose, on May 20, 2025. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the proposed fees would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The expected profitability of the Adviser (as reflected by comparing proposed fees against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, and its affiliates, including revenues to be paid to the Adviser, or its affiliates, by the
Fund for administration and fund accounting services, shareholder services and distribution, if any;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fees with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
131
(Unaudited)
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-SAR (12/25)

December 31, 2025
Semi-Annual: Full Financials
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares US Value Momentum ETF
3
VictoryShares US Small Mid Cap Value Momentum ETF
6
VictoryShares International Value Momentum ETF
12
VictoryShares Emerging Markets Value Momentum ETF
19
VictoryShares WestEnd U.S. Sector ETF
26
VictoryShares WestEnd Global Equity ETF
33
VictoryShares Hedged Equity Income ETF
34
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
38
Statements of Operations
42
Statements of Changes in Net Assets
46
Financial Highlights
50
Notes to Financial Statements (Form N-CSR Item 7) 57
Supplemental Information
Advisory Contract Approval (Form N-CSR Item 11)
69

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US Value Momentum ETF
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (4.6%):
Alphabet, Inc. , Class A ................................................... 4,826 $ 1,511
Fox Corp. , Class A ...................................................... 24,600 1,797
News Corp. , Class A ..................................................... 75,724 1,978
ROBLOX Corp. , Class A (a) ............................................... 10,586 858
Verizon Communications, Inc. .............................................. 61,419 2,502
Warner Bros Discovery, Inc. (a) ............................................. 31,478 907
9,553
Consumer Discretionary (4.6%):
Aptiv PLC (a) .......................................................... 16,935 1,289
Carnival Corp. (a) ....................................................... 40,353 1,232
eBay, Inc. ............................................................ 15,954 1,390
Ford Motor Co. ........................................................ 111,857 1,468
General Motors Co. ..................................................... 18,907 1,537
Lennar Corp. , Class A .................................................... 10,673 1,097
Tapestry, Inc. .......................................................... 10,480 1,339
9,352
Consumer Staples (7.5%):
Altria Group, Inc. ....................................................... 41,281 2,380
Archer-Daniels-Midland Co. ............................................... 29,087 1,672
Dollar General Corp. .................................................... 13,447 1,785
Performance Food Group Co. (a) ............................................ 19,649 1,767
The Kraft Heinz Co. ..................................................... 79,618 1,931
The Kroger Co. ........................................................ 29,041 1,815
Tyson Foods, Inc. , Class A ................................................ 37,024 2,170
U.S. Foods Holding Corp. (a) ............................................... 25,054 1,887
15,407
Energy (2.3%):
Devon Energy Corp. ..................................................... 31,192 1,143
EQT Corp. ............................................................ 22,618 1,212
Marathon Petroleum Corp. ................................................ 7,514 1,222
Valero Energy Corp. ..................................................... 7,381 1,201
4,778
Financials (20.3%):
American International Group, Inc. .......................................... 27,132 2,321
Bank of America Corp. ................................................... 34,077 1,874
Berkshire Hathaway, Inc. , Class B (a) ......................................... 5,217 2,622
Capital One Financial Corp. ............................................... 6,041 1,464
Citigroup, Inc. ......................................................... 15,480 1,806
Citizens Financial Group, Inc. .............................................. 27,567 1,610
First Citizens Bancshares, Inc. , Class A ....................................... 784 1,683
Fiserv, Inc. (a) .......................................................... 12,274 825
Global Payments, Inc. .................................................... 14,953 1,157
JPMorgan Chase & Co. .................................................. 6,490 2,091
Loews Corp. .......................................................... 23,807 2,507
M&T Bank Corp. ....................................................... 9,772 1,969
Markel Group, Inc. (a) .................................................... 1,105 2,375
Morgan Stanley ........................................................ 9,789 1,738
Northern Trust Corp. .................................................... 12,510 1,709
Regions Financial Corp. .................................................. 64,437 1,746
Robinhood Markets, Inc. , Class A (a) ......................................... 5,430 614
SoFi Technologies, Inc. (a) ................................................. 26,701 699
State Street Corp. ....................................................... 14,635 1,888
Synchrony Financial ..................................................... 16,440 1,372
The Bank of New York Mellon Corp. ......................................... 19,448 2,258
The Goldman Sachs Group, Inc. ............................................ 1,943 1,708
Truist Financial Corp. .................................................... 36,595 1,801
Wells Fargo & Co. ...................................................... 19,955 1,860
41,697

Victory Portfolios II
VictoryShares US Value Momentum ETF
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care (12.3%):
Biogen, Inc. (a) ......................................................... 8,193 $ 1,442
Cardinal Health, Inc. .................................................... 8,080 1,660
CVS Health Corp. ...................................................... 22,831 1,812
Gilead Sciences, Inc. .................................................... 13,906 1,707
HCA Healthcare, Inc. .................................................... 4,020 1,877
Humana, Inc. .......................................................... 4,457 1,142
Insmed, Inc. (a) ......................................................... 4,669 813
Johnson & Johnson ..................................................... 12,485 2,584
Labcorp Holdings, Inc. ................................................... 7,224 1,812
McKesson Corp. ....................................................... 2,451 2,011
Medtronic PLC ........................................................ 22,916 2,201
Pfizer, Inc. ............................................................ 69,738 1,736
Quest Diagnostics, Inc. ................................................... 11,760 2,041
Tenet Healthcare Corp. (a) ................................................. 5,376 1,068
The Cigna Group ....................................................... 5,189 1,428
25,334
Industrials (14.1%):
API Group Corp. (a) ..................................................... 42,481 1,625
Caterpillar, Inc. ........................................................ 2,693 1,543
Comfort Systems USA, Inc. ............................................... 935 873
Curtiss-Wright Corp. .................................................... 2,829 1,560
Delta Air Lines, Inc. ..................................................... 14,775 1,025
FedEx Corp. .......................................................... 5,329 1,539
General Dynamics Corp. .................................................. 7,242 2,438
General Electric Co. ..................................................... 5,493 1,692
Howmet Aerospace, Inc. .................................................. 7,252 1,487
Johnson Controls International PLC .......................................... 14,650 1,754
L3Harris Technologies, Inc. ............................................... 8,425 2,473
Rocket Lab Corp. (a) ..................................................... 15,187 1,059
RTX Corp. ............................................................ 10,129 1,858
Snap-on, Inc. .......................................................... 5,673 1,955
SS&C Technologies Holdings, Inc. .......................................... 23,635 2,066
United Airlines Holdings, Inc. (a) ............................................ 8,231 920
United Parcel Service, Inc. , Class B .......................................... 16,410 1,628
Woodward, Inc. ........................................................ 4,835 1,462
28,957
Information Technology (12.7%):
Amphenol Corp. , Class A ................................................. 10,620 1,435
Cognizant Technology Solutions Corp. , Class A ................................. 23,207 1,926
CoreWeave, Inc. , Class A (a) (b) ............................................. 8,733 625
Corning, Inc. .......................................................... 16,790 1,470
Credo Technology Group Holding Ltd. (a) ..................................... 3,595 517
Dell Technologies, Inc. , Class C ............................................ 7,271 915
Gen Digital, Inc. ....................................................... 65,626 1,784
Hewlett Packard Enterprise Co. ............................................. 50,838 1,221
HP, Inc. .............................................................. 51,016 1,137
Intel Corp. (a) .......................................................... 19,930 736
Jabil, Inc. ............................................................ 5,740 1,309
Lam Research Corp. ..................................................... 6,491 1,111
Micron Technology, Inc. .................................................. 3,488 996
ON Semiconductor Corp. (a) ............................................... 16,377 887
QUALCOMM, Inc. ..................................................... 7,274 1,244
Seagate Technology Holdings PLC .......................................... 3,246 894
TE Connectivity PLC .................................................... 7,003 1,593
Teledyne Technologies, Inc. (a) ............................................. 4,344 2,219
Trimble, Inc. (a) ........................................................ 19,072 1,494
Western Digital Corp. .................................................... 5,488 946
Zoom Communications, Inc. , Class A (a) ...................................... 18,402 1,588
26,047
Materials (4.5%):
CF Industries Holdings, Inc. ............................................... 20,523 1,587

Victory Portfolios II
VictoryShares US Value Momentum ETF
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Dow, Inc. ............................................................ 39,480 $ 923
DuPont de Nemours, Inc. ................................................. 32,653 1,313
Newmont Corp. ........................................................ 13,227 1,321
Nucor Corp. ........................................................... 8,233 1,343
Smurfit WestRock PLC ................................................... 35,751 1,382
Steel Dynamics, Inc. ..................................................... 7,899 1,338
9,207
Real Estate (6.8%):
Kimco Realty Corp. ..................................................... 103,373 2,095
Prologis, Inc. .......................................................... 13,517 1,726
Realty Income Corp. .................................................... 51,227 2,888
Ventas, Inc. ........................................................... 30,879 2,390
VICI Properties, Inc. , Class A .............................................. 97,383 2,738
Welltower, Inc. ......................................................... 11,666 2,165
14,002
Utilities (9.8%):
Ameren Corp. ......................................................... 29,294 2,925
Atmos Energy Corp. ..................................................... 17,519 2,937
CenterPoint Energy, Inc. .................................................. 79,602 3,052
Edison International ..................................................... 28,141 1,689
Entergy Corp. ......................................................... 26,284 2,429
Evergy, Inc. ........................................................... 38,442 2,787
Eversource Energy ...................................................... 27,232 1,833
Exelon Corp. .......................................................... 58,123 2,534
20,186
Total Common Stocks (Cost $182,256)
a
a
a
204,520
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 98,131 98
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 98,131 98
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 98,131 98
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 98,131 99
Total Collateral for Securities Loaned (Cost $393)
a
a
a
393
Total Investments (Cost $182,649) — 99.7% 204,913
Other assets in excess of liabilities —  0.3% 624
NET ASSETS - 100.00% $ 205,537
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 3/20/26 $ 691 $ 689 $ (2)
Total unrealized appreciation $ —
Total unrealized depreciation (2)
Total net unrealized appreciation (depreciation) $ (2)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (3.8%):
Array Digital Infrastructure, Inc. (a) .......................................... 72,361 $ 3,880
AST SpaceMobile, Inc. , Class A (a) (b) ........................................ 37,326 2,711
Cargurus, Inc. , Class A (b) ................................................. 125,927 4,829
EchoStar Corp. , Class A (b) ................................................ 28,625 3,111
GCI Liberty, Inc. (b) (c) ................................................... 4,908 — (d)
IAC, Inc. (a) (b) ......................................................... 126,346 4,940
Nexstar Media Group, Inc. , Class A .......................................... 26,154 5,311
Sphere Entertainment Co. (b) ............................................... 34,644 3,294
Telephone and Data Systems, Inc. ........................................... 121,341 4,975
TKO Group Holdings, Inc. , Class A .......................................... 26,174 5,470
Ziff Davis, Inc. (b) ...................................................... 94,599 3,325
ZoomInfo Technologies, Inc. , Class A (b) ...................................... 317,359 3,228
45,074
Consumer Discretionary (12.9%):
Academy Sports & Outdoors, Inc. ........................................... 62,090 3,102
Adient PLC (b) ......................................................... 156,853 3,007
ADT, Inc. ............................................................ 772,771 6,236
BorgWarner, Inc. ....................................................... 124,042 5,589
Boyd Gaming Corp. ..................................................... 66,813 5,695
Dana, Inc. ............................................................ 159,123 3,781
Dave & Buster's Entertainment, Inc. (a) (b) ..................................... 134,486 2,180
Dillard's, Inc. , Class A (a) ................................................. 5,564 3,374
Five Below, Inc. (b) ...................................................... 16,297 3,070
Fox Factory Holding Corp. (b) .............................................. 173,115 2,962
Garrett Motion, Inc. ..................................................... 205,747 3,586
G-III Apparel Group Ltd. ................................................. 132,582 3,840
Graham Holdings Co. , Class B ............................................. 4,974 5,465
Harley-Davidson, Inc. ................................................... 144,859 2,968
KB Home ............................................................ 69,452 3,918
Kohl's Corp. .......................................................... 85,455 1,744
Laureate Education, Inc. , Class A (b) ......................................... 172,556 5,810
Lear Corp. ............................................................ 42,533 4,874
Levi Strauss & Co. , Class A ............................................... 161,046 3,340
Macy's, Inc. ........................................................... 135,029 2,977
Marriott Vacations Worldwide Corp. ......................................... 51,210 2,954
Mohawk Industries, Inc. (b) ................................................ 37,090 4,054
National Vision Holdings, Inc. (b) ........................................... 118,198 3,052
Patrick Industries, Inc. ................................................... 44,252 4,798
Perdoceo Education Corp. ................................................. 148,392 4,352
Phinia, Inc. ........................................................... 90,111 5,649
Polaris, Inc. ........................................................... 40,905 2,587
PVH Corp. ........................................................... 34,848 2,336
QuantumScape Corp. , Class A (b) ........................................... 170,942 1,781
Ralph Lauren Corp. , Class A ............................................... 11,162 3,947
Sally Beauty Holdings, Inc. (b) ............................................. 186,077 2,654
Sharplink Gaming, Inc. (b) ................................................. 197,124 1,762
Signet Jewelers Ltd. ..................................................... 31,350 2,598
Taylor Morrison Home Corp. , Class A (b) ...................................... 76,413 4,499
The Buckle, Inc. ........................................................ 89,382 4,775
Thor Industries, Inc. ..................................................... 39,643 4,070
Tri Pointe Homes, Inc. (b) ................................................. 137,859 4,339
Under Armour, Inc. , Class A (a) (b) ........................................... 667,607 3,318
Urban Outfitters, Inc. (b) .................................................. 37,126 2,794
Visteon Corp. .......................................................... 44,428 4,225
Wayfair, Inc. , Class A (b) .................................................. 18,854 1,893
Worthington Enterprises, Inc. .............................................. 72,077 3,717
153,672
Consumer Staples (5.2%):
Albertsons Cos., Inc. , Class A .............................................. 299,398 5,141
Bunge Global SA ....................................................... 50,450 4,494

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cal-Maine Foods, Inc. ................................................... 52,342 $ 4,165
Edgewell Personal Care Co. ............................................... 223,016 3,802
Fresh Del Monte Produce, Inc. ............................................. 175,035 6,237
Grocery Outlet Holding Corp. (a) (b) .......................................... 230,149 2,325
Molson Coors Beverage Co. , Class B ......................................... 155,543 7,261
Post Holdings, Inc. (b) .................................................... 70,271 6,960
PriceSmart, Inc. ........................................................ 47,935 5,880
Spectrum Brands Holdings, Inc. ............................................ 71,149 4,203
The Andersons, Inc. ..................................................... 86,636 4,606
Turning Point Brands, Inc. ................................................ 35,661 3,866
United Natural Foods, Inc. (b) .............................................. 87,614 2,950
61,890
Energy (3.6%):
Centrus Energy Corp. , Class A (a) (b) ......................................... 8,093 1,965
CNX Resources Corp. (b) ................................................. 141,046 5,186
CVR Energy, Inc. (b) ..................................................... 97,986 2,493
Delek US Holdings, Inc. .................................................. 67,651 2,007
Dorian LPG Ltd. ....................................................... 141,614 3,447
HF Sinclair Corp. ....................................................... 82,598 3,806
International Seaways, Inc. ................................................ 79,189 3,845
Murphy Oil Corp. ...................................................... 92,730 2,898
Ovintiv, Inc. .......................................................... 85,483 3,350
Par Pacific Holdings, Inc. (b) ............................................... 61,705 2,168
PBF Energy, Inc. , Class A ................................................. 71,845 1,948
Peabody Energy Corp. ................................................... 94,589 2,809
SM Energy Co. ........................................................ 143,699 2,687
Solaris Energy Infrastructure, Inc. , Class A ..................................... 43,620 2,005
Venture Global, Inc. , Class A (a) ............................................ 280,601 1,914
42,528
Financials (20.7%):
Affiliated Managers Group, Inc. ............................................ 19,853 5,723
AGNC Investment Corp. ................................................. 697,586 7,478
Ally Financial, Inc. ...................................................... 114,441 5,183
Arbor Realty Trust, Inc. (a) ................................................ 475,614 3,691
Assured Guaranty Ltd. ................................................... 78,816 7,083
Axis Capital Holdings Ltd. ................................................ 62,412 6,684
Axos Financial, Inc. (b) ................................................... 59,204 5,101
Bank OZK ............................................................ 113,773 5,236
BankUnited, Inc. ....................................................... 107,097 4,773
Blackstone Mortgage Trust, Inc. , Class A (a) .................................... 352,799 6,749
Bread Financial Holdings, Inc. ............................................. 56,650 4,194
Brighthouse Financial, Inc. (b) .............................................. 35,898 2,326
Customers Bancorp, Inc. (b) ................................................ 61,122 4,469
Ellington Financial, Inc. .................................................. 574,181 7,797
Essent Group Ltd. ...................................................... 121,925 7,926
Federated Hermes, Inc. , Class B ............................................ 140,639 7,323
First Horizon Corp. ..................................................... 219,897 5,255
First Interstate BancSystem, Inc. , Class A ...................................... 142,329 4,925
FirstCash Holdings, Inc. .................................................. 35,982 5,735
Flagstar Bank NA ....................................................... 384,666 4,843
FNB Corp. ............................................................ 309,313 5,289
Franklin Resources, Inc. .................................................. 240,284 5,740
Genworth Financial, Inc. , Class A (b) ......................................... 541,648 4,891
Globe Life, Inc. ........................................................ 45,262 6,330
HCI Group, Inc. ........................................................ 27,612 5,293
Hilltop Holdings, Inc. .................................................... 198,840 6,749
Invesco Ltd. ........................................................... 164,728 4,327
Jackson Financial, Inc. , Class A ............................................. 43,863 4,678
Lincoln National Corp. ................................................... 97,906 4,360
Mercury General Corp. ................................................... 61,456 5,781
MGIC Investment Corp. .................................................. 244,381 7,141
Old Republic International Corp. ............................................ 159,324 7,271

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Popular, Inc. .......................................................... 51,675 $ 6,435
Radian Group, Inc. ...................................................... 189,852 6,833
RenaissanceRe Holdings Ltd. .............................................. 23,640 6,647
Rithm Capital Corp. ..................................................... 601,717 6,559
SiriusPoint Ltd. (b) ...................................................... 251,015 5,495
Starwood Property Trust, Inc. .............................................. 412,716 7,433
Texas Capital Bancshares, Inc. (b) ........................................... 54,727 4,955
The Western Union Co. (a) ................................................. 572,770 5,332
Unum Group .......................................................... 69,137 5,358
Valley National Bancorp .................................................. 437,919 5,115
Webster Financial Corp. .................................................. 72,961 4,592
245,098
Health Care (13.3%):
Acadia Healthcare Co., Inc. (b) ............................................. 171,649 2,436
ACADIA Pharmaceuticals, Inc. (b) ........................................... 130,630 3,489
AdaptHealth Corp. , Class A (b) ............................................. 356,400 3,550
Adaptive Biotechnologies Corp. (b) .......................................... 114,116 1,853
Alkermes PLC (b) ....................................................... 153,502 4,295
ANI Pharmaceuticals, Inc. (b) .............................................. 53,384 4,214
Arrowhead Pharmaceuticals, Inc. (b) ......................................... 42,174 2,800
Artivion, Inc. (b) ........................................................ 79,100 3,608
Bio-Rad Laboratories, Inc. , Class A (b) ........................................ 11,178 3,387
Bridgebio Pharma, Inc. (b) ................................................. 49,799 3,809
BrightSpring Health Services, Inc. (b) ......................................... 103,194 3,865
Brookdale Senior Living, Inc. (b) ............................................ 351,285 3,790
Celcuity, Inc. (b) ........................................................ 20,802 2,075
Centene Corp. (b) ....................................................... 64,568 2,657
Cidara Therapeutics, Inc. (b) ............................................... 9,616 2,124
DaVita, Inc. (b) ......................................................... 47,942 5,447
Doximity, Inc. , Class A (b) ................................................. 67,138 2,973
Elanco Animal Health, Inc. (b) .............................................. 132,292 2,994
Envista Holdings Corp. (b) ................................................ 198,279 4,305
GRAIL, Inc. (b) ........................................................ 18,924 1,620
Guardant Health, Inc. (b) .................................................. 25,224 2,576
Harmony Biosciences Holdings, Inc. (b) ....................................... 117,041 4,380
Innoviva, Inc. (b) ....................................................... 263,870 5,275
Ionis Pharmaceuticals, Inc. (b) .............................................. 35,460 2,805
iRhythm Technologies, Inc. (b) .............................................. 19,867 3,525
Jazz Pharmaceuticals PLC (b) .............................................. 21,810 3,708
Ligand Pharmaceuticals, Inc. (b) ............................................ 23,980 4,534
Mirum Pharmaceuticals, Inc. (b) ............................................. 58,732 4,639
Omnicell, Inc. (b) ....................................................... 105,067 4,759
Organon & Co. ........................................................ 324,917 2,330
Pacira BioSciences, Inc. (b) ................................................ 175,554 4,543
Perrigo Co. PLC ....................................................... 281,878 3,924
Praxis Precision Medicines, Inc. (b) .......................................... 10,633 3,134
Protagonist Therapeutics, Inc. (b) ............................................ 34,437 3,008
Rhythm Pharmaceuticals, Inc. (b) ............................................ 24,989 2,675
Roivant Sciences Ltd. (b) .................................................. 245,950 5,337
Select Medical Holdings Corp. ............................................. 230,301 3,420
Solventum Corp. (b) ..................................................... 60,854 4,822
Supernus Pharmaceuticals, Inc. (b) ........................................... 98,814 4,911
The Ensign Group, Inc. ................................................... 36,500 6,358
TransMedics Group, Inc. (a) (b) ............................................. 19,425 2,363
Universal Health Services, Inc. , Class B ....................................... 20,464 4,461
Viatris, Inc. ........................................................... 441,494 5,496
158,274
Industrials (13.7%):
AGCO Corp. .......................................................... 38,637 4,031
Alaska Air Group, Inc. (b) ................................................. 71,457 3,594
American Superconductor Corp. (b) .......................................... 67,342 1,938
ArcBest Corp. ......................................................... 44,065 3,269

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Argan, Inc. ........................................................... 6,339 $ 1,986
Astronics Corp. (b) ...................................................... 55,709 3,022
Atkore, Inc. ........................................................... 46,825 2,962
Avis Budget Group, Inc. (a) (b) .............................................. 19,148 2,457
AZZ, Inc. ............................................................ 48,566 5,205
Bloom Energy Corp. , Class A (b) ............................................ 19,123 1,662
Boise Cascade Co. ...................................................... 56,489 4,158
Concentrix Corp. ....................................................... 65,542 2,725
CoreCivic, Inc. (b) ...................................................... 284,566 5,438
DXP Enterprises, Inc. (b) .................................................. 33,697 3,700
ESCO Technologies, Inc. ................................................. 25,617 5,005
Fluor Corp. (b) ......................................................... 69,339 2,748
Herc Holdings, Inc. ..................................................... 19,796 2,937
Hertz Global Holdings, Inc. (a) (b) ........................................... 399,974 2,056
Huntington Ingalls Industries, Inc. ........................................... 18,268 6,212
Innodata, Inc. (a) (b) ..................................................... 36,549 1,862
Kennametal, Inc. ....................................................... 141,353 4,016
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 87,405 4,569
Kratos Defense & Security Solutions, Inc. (b) ................................... 37,883 2,876
ManpowerGroup, Inc. ................................................... 116,383 3,460
Masterbrand, Inc. (b) ..................................................... 280,079 3,092
Matson, Inc. .......................................................... 31,474 3,889
Microvast Holdings, Inc. (a) (b) ............................................. 596,283 1,670
Nextpower, Inc. , Class A (b) ............................................... 31,060 2,706
OPENLANE, Inc. (b) .................................................... 177,740 5,293
Oshkosh Corp. ......................................................... 33,519 4,211
Planet Labs PBC (b) ..................................................... 175,540 3,462
Power Solutions International, Inc. (a) (b) ...................................... 38,719 2,212
Primoris Services Corp. .................................................. 28,706 3,564
Resideo Technologies, Inc. (b) .............................................. 86,517 3,038
Rush Enterprises, Inc. , Class A ............................................. 97,856 5,278
Ryder System, Inc. ...................................................... 27,008 5,169
Schneider National, Inc. , Class B ............................................ 199,505 5,293
SkyWest, Inc. (b) ....................................................... 42,259 4,243
Sterling Infrastructure, Inc. (b) .............................................. 8,313 2,546
Symbotic, Inc. , Class A (a) (b) .............................................. 24,937 1,484
Terex Corp. ........................................................... 71,191 3,800
The Greenbrier Cos., Inc. ................................................. 87,968 4,112
Tutor Perini Corp. ...................................................... 43,991 2,948
UL Solutions, Inc. , Class A ................................................ 50,398 3,974
Werner Enterprises, Inc. .................................................. 165,544 4,968
Willdan Group, Inc. (b) ................................................... 30,784 3,191
162,031
Information Technology (9.1%):
ACM Research, Inc. , Class A (b) ............................................ 68,800 2,714
Amkor Technology, Inc. .................................................. 74,594 2,945
Applied Digital Corp. (a) (b) ................................................ 77,556 1,902
Arlo Technologies, Inc. (b) ................................................. 225,260 3,151
Arrow Electronics, Inc. (b) ................................................. 47,073 5,186
ASGN, Inc. (b) ......................................................... 86,476 4,166
Avnet, Inc. ............................................................ 104,871 5,042
Bel Fuse, Inc. , Class B ................................................... 20,597 3,494
Benchmark Electronics, Inc. ............................................... 89,494 3,827
Cipher Mining, Inc. (b) ................................................... 102,650 1,515
Dave, Inc. (b) .......................................................... 9,606 2,127
Diodes, Inc. (b) ......................................................... 66,188 3,266
Dolby Laboratories, Inc. , Class A ........................................... 100,036 6,424
Dropbox, Inc. , Class A (b) ................................................. 199,644 5,550
DXC Technology Co. (b) .................................................. 287,967 4,219
InterDigital, Inc. ....................................................... 11,735 3,736
IonQ, Inc. (a) (b) ........................................................ 42,550 1,909
Life360, Inc. (a) (b) ...................................................... 32,808 2,104
Navitas Semiconductor Corp. , Class A (a) (b) .................................... 240,300 1,716

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NetScout Systems, Inc. (b) ................................................. 202,115 $ 5,469
nLight, Inc. (b) ......................................................... 59,294 2,224
Ouster, Inc. (b) ......................................................... 90,981 1,969
Photronics, Inc. (b) ...................................................... 143,424 4,590
Quantum Computing, Inc. (a) (b) ............................................. 179,024 1,837
Rigetti Computing, Inc. (a) (b) .............................................. 82,161 1,820
Riot Platforms, Inc. (b) ................................................... 129,505 1,641
Rogers Corp. (b) ........................................................ 45,105 4,130
Sanmina Corp. (b) ....................................................... 17,653 2,649
Skyworks Solutions, Inc. ................................................. 52,325 3,318
TD SYNNEX Corp. ..................................................... 31,737 4,768
Terawulf, Inc. (b) ....................................................... 134,683 1,547
TTM Technologies, Inc. (b) ................................................ 39,214 2,706
Viasat, Inc. (b) ......................................................... 60,848 2,097
Vishay Intertechnology, Inc. ............................................... 190,398 2,759
108,517
Materials (3.3%):
Celanese Corp. , Class A .................................................. 61,900 2,617
Coeur Mining, Inc. (b) .................................................... 137,792 2,457
Commercial Metals Co. .................................................. 67,623 4,681
FMC Corp. ........................................................... 167,285 2,320
Greif, Inc. , Class A ...................................................... 78,566 5,319
MP Materials Corp. (a) (b) ................................................. 33,826 1,709
NewMarket Corp. ...................................................... 8,481 5,829
O-I Glass, Inc. (b) ....................................................... 288,970 4,265
Olin Corp. ............................................................ 126,265 2,630
Perimeter Solutions, Inc. (b) ................................................ 117,543 3,236
The Mosaic Co. ........................................................ 175,721 4,233
39,296
Real Estate (8.2%):
Alexandria Real Estate Equities, Inc. ......................................... 74,814 3,661
American Healthcare REIT, Inc. ............................................ 129,932 6,115
Apple Hospitality REIT, Inc. ............................................... 442,149 5,239
Broadstone Net Lease, Inc. , Class A .......................................... 440,001 7,643
DiamondRock Hospitality Co. .............................................. 543,624 4,871
Douglas Emmett, Inc. .................................................... 396,949 4,362
Easterly Government Properties, Inc. , Class A .................................. 254,141 5,385
EPR Properties ........................................................ 127,323 6,353
Highwoods Properties, Inc. ................................................ 240,791 6,217
Innovative Industrial Properties, Inc. , Class A ................................... 75,111 3,557
JBG SMITH Properties (a) ................................................. 266,520 4,534
Kilroy Realty Corp. (a) ................................................... 129,251 4,830
NETSTREIT Corp. (a) ................................................... 457,388 8,068
Opendoor Technologies, Inc. (b) ............................................. 271,288 1,582
Park Hotels & Resorts, Inc. ................................................ 388,706 4,066
Pebblebrook Hotel Trust .................................................. 298,900 3,384
RLJ Lodging Trust ...................................................... 570,604 4,251
WP Carey, Inc. ......................................................... 134,704 8,670
Xenia Hotels & Resorts, Inc. ............................................... 316,475 4,475
97,263
Utilities (5.5%):
Avista Corp. .......................................................... 225,938 8,708
Black Hills Corp. ....................................................... 116,387 8,080
Clearway Energy, Inc. , Class C ............................................. 155,453 5,170
MDU Resources Group, Inc. ............................................... 333,533 6,511
National Fuel Gas Co. ................................................... 93,124 7,455
Oklo, Inc. , Class A (b) .................................................... 22,860 1,640
ONE Gas, Inc. ......................................................... 103,855 8,023
Spire, Inc. ............................................................ 102,755 8,498
The AES Corp. ........................................................ 227,685 3,265

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UGI Corp. ............................................................ 197,899 $ 7,407
64,757
Total Common Stocks (Cost $1,118,634)
a
a
a
1,178,400
Collateral for Securities Loaned (4.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (e) ........ 12,017,246 12,018
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (e) ............ 12,017,246 12,017
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (e) ............... 12,017,246 12,017
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (e) . 12,017,246 12,017
Total Collateral for Securities Loaned (Cost $48,069)
a
a
a
48,069
Total Investments (Cost $1,166,703) — 103.4% 1,226,469
Liabilities in excess of other assets —  (3.4)% (40,559)
NET ASSETS - 100.00% $ 1,185,910
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31,
2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(d) Rounds to less than $1.
(e) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 40 3/20/26 $ 5,114 $ 4,996 $ (118)
Total unrealized appreciation $ —
Total unrealized depreciation (118)
Total net unrealized appreciation (depreciation) $ (118)

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares International Value Momentum ETF
12
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Australia (0.8%):
Industrials (0.4%):
Qantas Airways Ltd. ..................................................... 155,516 $ 1,077
Materials (0.4%):
Rio Tinto Ltd. ......................................................... 13,699 1,342
2,419
Austria (1.8%):
Energy (0.7%):
OMV AG ............................................................ 35,222 1,967
Financials (0.4%):
Raiffeisen Bank International AG ........................................... 28,829 1,297
Utilities (0.7%):
Verbund AG .......................................................... 28,301 2,062
5,326
Canada (8.9%):
Communication Services (0.7%):
Rogers Communications, Inc. , Class B ........................................ 52,755 1,992
Consumer Discretionary (0.5%):
Magna International, Inc. ................................................. 28,882 1,540
Financials (5.3%):
Canadian Imperial Bank of Commerce ........................................ 37,427 3,393
Fairfax Financial Holdings Ltd. ............................................. 1,256 2,394
Power Corp. of Canada (a) ................................................. 52,648 2,798
The Bank of Nova Scotia ................................................. 44,030 3,248
The Toronto-Dominion Bank ............................................... 35,922 3,386
15,219
Information Technology (0.2%):
Celestica, Inc. (b) ....................................................... 1,928 570
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 7,024 1,191
Kinross Gold Corp. ..................................................... 36,030 1,015
Lundin Gold, Inc. ....................................................... 9,432 784
2,990
Utilities (1.2%):
Emera, Inc. ........................................................... 70,114 3,456
25,767
Denmark (0.5%):
Industrials (0.5%):
AP Moller - Maersk A/S , Class B (a) ......................................... 558 1,285
France (6.1%):
Communication Services (0.9%):
Orange SA ............................................................ 157,455 2,628
Consumer Staples (0.8%):
Carrefour SA .......................................................... 136,754 2,287
Financials (1.9%):
BNP Paribas SA ........................................................ 18,363 1,743
Credit Agricole SA ...................................................... 105,730 2,180
Societe Generale SA ..................................................... 19,597 1,583
5,506
Industrials (1.5%):
Bouygues SA .......................................................... 42,643 2,222
Eiffage SA ............................................................ 14,166 2,038
4,260

Victory Portfolios II
VictoryShares International Value Momentum ETF
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (1.0%):
Klepierre SA .......................................................... 72,167 $ 2,861
17,542
Germany (8.0%):
Consumer Discretionary (2.4%):
Bayerische Motoren Werke AG ............................................. 14,865 1,627
Continental AG ........................................................ 22,137 1,768
Mercedes-Benz Group AG ................................................ 25,159 1,776
Volkswagen AG , Preference Shares .......................................... 14,565 1,772
6,943
Financials (0.9%):
Commerzbank AG ...................................................... 30,363 1,288
Deutsche Bank AG , Registered Shares ........................................ 36,646 1,426
2,714
Health Care (2.5%):
Bayer AG , Registered Shares .............................................. 34,482 1,500
Fresenius Medical Care AG (a) ............................................. 33,987 1,628
Fresenius SE & Co. KGaA ................................................ 40,260 2,317
Merck KGaA (a) ........................................................ 11,956 1,722
7,167
Industrials (1.0%):
Deutsche Lufthansa AG , Registered Shares .................................... 150,275 1,484
HOCHTIEF AG ........................................................ 3,596 1,424
2,908
Materials (0.5%):
Heidelberg Materials AG ................................................. 5,281 1,384
Utilities (0.7%):
RWE AG ............................................................. 39,420 2,097
23,213
Greece (1.3%):
Financials (1.3%):
Alpha Bank SA ........................................................ 281,784 1,186
National Bank of Greece SA ............................................... 89,900 1,373
Piraeus Bank SA (b) ..................................................... 154,723 1,235
3,794
Hong Kong (6.2%):
Consumer Discretionary (0.2%):
Geely Automobile Holdings Ltd. ............................................ 294,910 678
Consumer Staples (0.4%):
WH Group Ltd. (c) ...................................................... 1,015,333 1,131
Financials (0.8%):
BOC Hong Kong Holdings Ltd. ............................................ 235,784 1,194
China Taiping Insurance Holdings Co. Ltd. .................................... 276,818 665
Guotai Junan International Holdings Ltd. ...................................... 995,636 326
2,185
Health Care (0.2%):
Sino Biopharmaceutical Ltd. ............................................... 637,614 506
Industrials (1.0%):
China Merchants Port Holdings Co. Ltd. ...................................... 519,590 1,011
CK Hutchison Holdings Ltd. ............................................... 166,787 1,135
Orient Overseas International Ltd. ........................................... 51,522 830
2,976
Real Estate (3.6%):
China Overseas Land & Investment Ltd. ...................................... 628,126 989
China Resources Land Ltd. ................................................ 254,750 890
CK Asset Holdings Ltd. .................................................. 265,823 1,343
Henderson Land Development Co. Ltd. ....................................... 292,243 1,057

Victory Portfolios II
VictoryShares International Value Momentum ETF
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hongkong Land Holdings Ltd. ............................................. 160,700 $ 1,117
Link REIT ............................................................ 260,038 1,161
Sino Land Co. Ltd. ...................................................... 1,145,883 1,505
Sun Hung Kai Properties Ltd. .............................................. 92,043 1,120
Swire Pacific Ltd. , Class A ................................................ 166,352 1,340
10,522
17,998
Ireland (0.6%):
Industrials (0.6%):
Ryanair Holdings PLC ................................................... 49,351 1,714
Israel (2.6%):
Financials (2.1%):
Bank Hapoalim BM ..................................................... 74,143 1,680
Bank Leumi Le-Israel BM ................................................ 75,574 1,668
Israel Discount Bank Ltd. , Class A ........................................... 147,976 1,574
Phoenix Financial Ltd. ................................................... 26,554 1,101
6,023
Materials (0.5%):
ICL Group Ltd. ........................................................ 257,576 1,482
7,505
Italy (5.9%):
Communication Services (0.5%):
Telecom Italia SpA (b) ................................................... 2,487,695 1,502
Energy (0.8%):
Eni SpA ............................................................. 116,823 2,216
Financials (3.8%):
Banco BPM SpA ....................................................... 104,116 1,593
BPER Banca SpA (a) .................................................... 117,644 1,604
Intesa Sanpaolo SpA ..................................................... 255,079 1,775
Poste Italiane SpA (c) .................................................... 106,091 2,678
UniCredit SpA ......................................................... 18,893 1,574
Unipol Assicurazioni SpA ................................................. 68,897 1,665
10,889
Utilities (0.8%):
Italgas SpA ........................................................... 214,138 2,394
17,001
Japan (18.6%):
Communication Services (0.8%):
LY Corp. ............................................................. 548,400 1,461
SoftBank Group Corp. ................................................... 26,800 753
2,214
Consumer Discretionary (3.2%):
Aisin Corp. ........................................................... 72,000 1,345
Honda Motor Co. Ltd. ................................................... 137,900 1,352
Nissan Motor Co. Ltd. (b) ................................................. 437,000 1,089
Panasonic Holdings Corp. ................................................. 95,400 1,233
Ryohin Keikaku Co. Ltd. ................................................. 53,000 941
Subaru Corp. .......................................................... 50,700 1,099
Sumitomo Electric Industries Ltd. ........................................... 20,900 844
Suzuki Motor Corp. ..................................................... 91,300 1,361
9,264
Consumer Staples (0.4%):
Aeon Co. Ltd. ......................................................... 82,400 1,303
Energy (0.5%):
Inpex Corp. ........................................................... 69,000 1,377
Financials (1.5%):
Japan Post Holdings Co. Ltd. .............................................. 153,800 1,621

Victory Portfolios II
VictoryShares International Value Momentum ETF
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Japan Post Insurance Co. Ltd. .............................................. 53,300 $ 1,604
SBI Holdings, Inc. ...................................................... 49,300 1,062
4,287
Health Care (1.4%):
Shionogi & Co. Ltd. ..................................................... 108,500 1,968
Takeda Pharmaceutical Co. Ltd. ............................................ 70,900 2,189
4,157
Industrials (4.9%):
Central Japan Railway Co. ................................................ 60,500 1,675
Fujikura Ltd. .......................................................... 5,900 657
IHI Corp. ............................................................. 48,900 860
Japan Airlines Co. Ltd. ................................................... 105,200 1,951
Kawasaki Kisen Kaisha Ltd. ............................................... 110,500 1,539
Marubeni Corp. ........................................................ 55,100 1,531
Mitsui OSK Lines Ltd. (a) ................................................. 54,500 1,639
Nippon Yusen KK ...................................................... 51,200 1,660
Seibu Holdings, Inc. ..................................................... 39,500 1,086
Toyota Tsusho Corp. ..................................................... 43,400 1,462
14,060
Information Technology (1.5%):
FUJIFILM Holdings Corp. ................................................ 71,800 1,533
Kyocera Corp. ......................................................... 125,900 1,766
NEC Corp. ........................................................... 29,200 990
4,289
Materials (1.2%):
Mitsubishi Chemical Group Corp. ........................................... 282,500 1,650
Nippon Steel Corp. ...................................................... 436,100 1,787
3,437
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 70,400 2,336
Utilities (2.4%):
Chubu Electric Power Co., Inc. ............................................. 125,100 1,927
Osaka Gas Co. Ltd. ..................................................... 57,700 2,000
The Kansai Electric Power Co., Inc. .......................................... 92,000 1,442
Tokyo Gas Co. Ltd. ..................................................... 42,200 1,672
7,041
53,765
Luxembourg (1.1%):
Health Care (0.6%):
Eurofins Scientific SE .................................................... 24,382 1,788
Materials (0.5%):
ArcelorMittal SA ....................................................... 31,892 1,465
3,253
Mexico (0.4%):
Materials (0.4%):
Fresnillo PLC ......................................................... 27,201 1,222
Netherlands (3.0%):
Consumer Discretionary (0.5%):
Prosus NV (b) .......................................................... 25,247 1,568
Consumer Staples (1.0%):
Koninklijke Ahold Delhaize NV ............................................ 69,735 2,857
Financials (1.5%):
ABN AMRO Bank NV , Class CV , GDR (c) ..................................... 50,102 1,754
NN Group NV ......................................................... 32,866 2,539
4,293
8,718

Victory Portfolios II
VictoryShares International Value Momentum ETF
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Norway (1.5%):
Energy (0.7%):
Equinor ASA .......................................................... 77,181 $ 1,816
Materials (0.8%):
Yara International ASA (a) ................................................. 57,786 2,374
4,190
Portugal (0.6%):
Financials (0.6%):
Banco Comercial Portugues SA , Class R ...................................... 1,559,031 1,642
Singapore (1.6%):
Consumer Staples (0.6%):
Wilmar International Ltd. ................................................. 725,500 1,739
Industrials (1.0%):
Keppel Ltd. ........................................................... 157,100 1,265
Singapore Airlines Ltd. ................................................... 335,900 1,673
2,938
4,677
South Korea (9.1%):
Communication Services (1.1%):
KT Corp. ............................................................. 27,295 997
NAVER Corp. ......................................................... 3,858 649
SK Telecom Co. Ltd. .................................................... 45,683 1,697
3,343
Consumer Discretionary (1.4%):
Hyundai Mobis Co. Ltd. .................................................. 4,046 1,048
Hyundai Motor Co. ..................................................... 4,715 971
Kia Corp. ............................................................ 11,397 964
LG Electronics, Inc. ..................................................... 16,309 1,040
4,023
Energy (0.2%):
HD Hyundai Co. Ltd. .................................................... 4,166 545
Financials (1.9%):
Hana Financial Group, Inc. ................................................ 13,455 879
Industrial Bank of Korea .................................................. 84,313 1,226
Mirae Asset Securities Co. Ltd. ............................................. 30,483 494
Samsung Life Insurance Co. Ltd. ............................................ 6,980 764
Shinhan Financial Group Co. Ltd. ........................................... 18,410 983
Woori Financial Group, Inc. ............................................... 55,746 1,084
5,430
Industrials (2.8%):
Doosan Co. Ltd. ........................................................ 693 376
Doosan Enerbility Co. Ltd. (b) .............................................. 8,485 444
HD Hyundai Electric Co. Ltd. .............................................. 956 514
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 2,248 635
HMM Co. Ltd. ......................................................... 65,332 930
Hyosung Heavy Industries Corp. ............................................ 389 481
Hyundai Glovis Co. Ltd. .................................................. 6,400 802
Hyundai Rotem Co. Ltd. .................................................. 4,113 536
LG Corp. ............................................................. 17,130 960
Samsung C&T Corp. .................................................... 4,611 767
Samsung Heavy Industries Co. Ltd. (b) ........................................ 38,225 640
SK Square Co. Ltd. (b) ................................................... 2,150 549
SK, Inc. .............................................................. 3,265 581
8,215
Information Technology (1.0%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 3,909 692
Samsung Electronics Co. Ltd. .............................................. 11,856 987
Samsung SDS Co. Ltd. ................................................... 5,605 668

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
SK hynix, Inc. ......................................................... 1,480 $ 669
3,016
Materials (0.5%):
LG Chem Ltd. ......................................................... 2,315 536
POSCO Holdings, Inc. ................................................... 3,826 810
1,346
Utilities (0.2%):
Korea Electric Power Corp. ................................................ 15,935 522
26,440
Spain (5.7%):
Energy (0.7%):
Repsol SA ............................................................ 101,559 1,901
Financials (1.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 70,459 1,660
Banco Santander SA ..................................................... 138,755 1,642
CaixaBank SA ......................................................... 143,910 1,766
5,068
Health Care (0.5%):
Grifols SA ............................................................ 113,200 1,423
Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA ................................ 18,563 1,851
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 147,222 2,150
Utilities (1.4%):
Acciona SA ........................................................... 7,971 1,741
Endesa SA (a) .......................................................... 62,496 2,250
3,991
16,384
Sweden (1.6%):
Financials (1.6%):
Industrivarden AB , Class C (a) .............................................. 53,529 2,414
Investor AB , Class B .................................................... 63,428 2,277
4,691
Switzerland (1.9%):
Consumer Discretionary (0.5%):
The Swatch Group AG , Class BR ........................................... 6,852 1,456
Health Care (0.5%):
Galderma Group AG .................................................... 6,601 1,351
Information Technology (0.4%):
STMicroelectronics NV .................................................. 44,170 1,165
Materials (0.5%):
Holcim AG (b) ......................................................... 16,181 1,589
5,561
United Kingdom (11.2%):
Communication Services (1.3%):
BT Group PLC ........................................................ 758,548 1,882
Vodafone Group PLC .................................................... 1,440,852 1,920
3,802
Consumer Staples (2.9%):
British American Tobacco PLC ............................................. 38,259 2,173
Imperial Brands PLC .................................................... 53,012 2,228
J Sainsbury PLC ....................................................... 457,587 2,004
Tesco PLC ............................................................ 317,519 1,891
8,296

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (3.1%):
Barclays PLC ......................................................... 259,780 $ 1,666
HSBC Holdings PLC .................................................... 131,346 2,078
Lloyds Banking Group PLC ............................................... 1,385,405 1,834
NatWest Group PLC ..................................................... 198,274 1,742
Standard Chartered PLC .................................................. 61,902 1,520
8,840
Health Care (1.1%):
GSK PLC ............................................................ 73,082 1,797
Smith & Nephew PLC ................................................... 91,171 1,522
3,319
Industrials (1.8%):
International Consolidated Airlines Group SA ................................... 250,066 1,396
Rolls-Royce Holdings PLC ................................................ 105,063 1,628
Smiths Group PLC ...................................................... 73,149 2,319
5,343
Materials (0.3%):
Anglogold Ashanti PLC .................................................. 10,753 917
Utilities (0.7%):
Centrica PLC .......................................................... 843,196 1,926
32,443
Total Common Stocks (Cost $229,449) 286,550
Collateral for Securities Loaned (4.3%)^
United States (4.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (d) ........ 3,097,966 3,098
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (d) ............ 3,097,966 3,098
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 3,097,966 3,098
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (d) . 3,097,966 3,098
Total Collateral for Securities Loaned (Cost $12,392) 12,392
Total Investments (Cost $241,841) — 103.3% 298,942
Liabilities in excess of other assets — (3.3)% (9,489)
NET ASSETS - 100.00% $ 289,453
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$5,563 (thousands) and amounted to 1.9% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 13 3/20/26 $ 1,877 $ 1,886 $ 9
Total unrealized appreciation $ 9
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
19
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Brazil (6.8%):
Communication Services (1.1%):
Telefonica Brasil SA ..................................................... 223,500 $ 1,350
TIM SA .............................................................. 280,900 1,094
2,444
Consumer Staples (0.2%):
MBRF Global Foods Co. SA ............................................... 142,123 518
Energy (0.6%):
Petroleo Brasileiro SA , Preference Shares ..................................... 228,500 1,286
Financials (1.1%):
Banco Bradesco SA , Preference Shares ....................................... 311,900 1,035
Itau Unibanco Holding SA , Preference Shares .................................. 215,888 1,546
2,581
Health Care (0.6%):
Hapvida Participacoes e Investimentos SA (a) (b) ................................. 181,300 487
Hypera SA ............................................................ 203,600 876
1,363
Industrials (0.4%):
Embraer SA ........................................................... 54,313 878
Information Technology (0.5%):
TOTVS SA ........................................................... 164,200 1,261
Materials (0.5%):
Gerdau SA , Preference Shares .............................................. 321,984 1,198
Utilities (1.8%):
Cia De Sanena Do Parana ................................................. 179,700 1,318
Cia Energetica de Minas Gerais , Preference Shares ............................... 631,690 1,291
Cia Paranaense de Energia - Copel ........................................... 618,400 1,477
4,086
15,615
Chile (4.7%):
Consumer Discretionary (0.6%):
Falabella SA .......................................................... 185,687 1,296
Consumer Staples (0.5%):
Cencosud SA .......................................................... 397,554 1,278
Financials (2.0%):
Banco de Chile ........................................................ 7,988,851 1,544
Banco de Credito e Inversiones SA .......................................... 22,070 1,431
Banco Santander Chile ................................................... 21,640,937 1,709
4,684
Industrials (0.9%):
Latam Airlines Group SA ................................................. 45,861,813 1,243
Sociedad Quimica y Minera de Chile SA , Class B (a) .............................. 10,474 742
1,985
Utilities (0.7%):
Enel Chile SA ......................................................... 18,931,638 1,556
10,799
China (44.9%):
Communication Services (2.8%):
Baidu, Inc. , Class A (a) ................................................... 62,250 1,052
China Tower Corp. Ltd. , Class H (b) .......................................... 1,208,083 1,794
Kuaishou Technology , Class B (b) ........................................... 97,953 805
Meitu, Inc. (a) (b) ....................................................... 604,101 543
Tencent Holdings Ltd. ................................................... 19,980 1,538
XD, Inc. ............................................................. 88,539 738
6,470

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (3.5%):
BYD Co. Ltd. ......................................................... 81,644 $ 1,000
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 146,270 1,263
Great Wall Motor Co. Ltd. ................................................ 541,485 1,065
Haier Smart Home Co. Ltd. , Class A ......................................... 364,801 1,138
Laopu Gold Co. Ltd. , Class H .............................................. 7,320 581
Midea Group Co. Ltd. , Class H ............................................. 118,735 1,296
Pop Mart International Group Ltd. (b) ......................................... 24,775 598
Zhongsheng Group Holdings Ltd. ........................................... 633,938 946
7,887
Consumer Staples (3.0%):
Hengan International Group Co. Ltd. ......................................... 641,500 2,300
JD Health International, Inc. (a) (b) ........................................... 124,008 884
Nongfu Spring Co. Ltd. , Class H (b) .......................................... 227,200 1,367
Ping An Healthcare and Technology Co. Ltd. (a) (b) ............................... 426,602 772
Tsingtao Brewery Co. Ltd. , Class H .......................................... 244,000 1,528
6,851
Energy (3.3%):
China Coal Energy Co. Ltd. , Class H ......................................... 957,366 1,224
China Petroleum & Chemical Corp. , Class H ................................... 3,590,425 2,154
China Shenhua Energy Co. Ltd. , Class H ...................................... 298,575 1,489
PetroChina Co. Ltd. , Class H .............................................. 1,330,603 1,433
Yankuang Energy Group Co. Ltd. , Class H (c) ................................... 919,101 1,136
7,436
Financials (15.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,431,613 1,806
Bank of China Ltd. , Class H ............................................... 3,473,389 1,991
Bank of Communications Co. Ltd. , Class H .................................... 2,512,557 2,082
China Cinda Asset Management Co. Ltd. , Class H (c) ............................. 5,559,978 915
China CITIC Bank Corp. Ltd. , Class H ....................................... 1,941,531 1,731
China CITIC Financial Asset Management Co. Ltd. , Class H (a) (b) .................... 7,511,831 801
China Construction Bank Corp. , Class H ...................................... 1,793,944 1,773
China Everbright Bank Co. Ltd. , Class H ...................................... 3,282,303 1,535
China Galaxy Securities Co. Ltd. , Class H ..................................... 737,365 950
China International Capital Corp. Ltd. , Class H (b) ............................... 313,152 788
China Life Insurance Co. Ltd. , Class H ....................................... 326,601 1,149
China Merchants Bank Co. Ltd. , Class H ...................................... 246,745 1,674
China Merchants Securities Co. Ltd. , Class H (b) ................................. 545,465 977
China Minsheng Banking Corp. Ltd. , Class H ................................... 2,658,445 1,343
China Pacific Insurance Group Co. Ltd. , Class H ................................ 266,716 1,206
CITIC Securities Co. Ltd. , Class H .......................................... 301,980 1,063
GF Securities Co. Ltd. , Class H (c) ........................................... 465,791 1,054
Guotai Haitong Securities Co. Ltd. , Class H (b) .................................. 582,326 1,245
Huatai Securities Co. Ltd. , Class H (b) ........................................ 437,739 1,059
Industrial & Commercial Bank of China Ltd. , Class H ............................. 2,693,852 2,177
JF SmartInvest Holdings Ltd. .............................................. 90,241 569
New China Life Insurance Co. Ltd. , Class H .................................... 160,537 1,121
PICC Property & Casualty Co. Ltd. , Class H ................................... 623,170 1,310
Ping An Insurance Group Co. of China Ltd. .................................... 197,612 1,654
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 2,732,571 1,868
The People's Insurance Co. Group of China Ltd. , Class H .......................... 1,301,814 1,129
34,970
Health Care (4.0%):
3SBio, Inc. (a) (b) ....................................................... 141,551 440
China Resources Pharmaceutical Group Ltd. (b) ................................. 3,105,135 1,776
CSPC Pharmaceutical Group Ltd. ........................................... 755,708 819
Shandong Weigao Group Medical Polymer Co. Ltd. , Class H ........................ 1,532,476 989
Shanghai Conant Optical Co. Ltd. , Class H .................................... 123,000 853
Simcere Pharmaceutical Group Ltd. (b) ........................................ 423,348 651
Sinopharm Group Co. Ltd. , Class H .......................................... 775,248 1,936
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 62,544 793

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Wuxi Biologics Cayman, Inc. (a) (b) .......................................... 188,736 $ 762
9,019
Industrials (4.1%):
AviChina Industry & Technology Co. Ltd. , Class H ............................... 2,129,787 1,087
Contemporary Amperex Technology Co. Ltd. , Class H ............................ 17,354 1,127
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 716,111 1,265
Fosun International Ltd. .................................................. 2,041,000 1,149
J&T Global Express Ltd. (a) ............................................... 986,130 1,324
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 1,139,449 1,268
Sinotruk Hong Kong Ltd. ................................................. 327,213 1,161
Weichai Power Co. Ltd. , Class H ............................................ 419,521 1,016
9,397
Information Technology (1.4%):
AAC Technologies Holdings, Inc. ........................................... 171,592 860
Hua Hong Semiconductor Ltd. , Class H (a) (b) ................................... 66,865 638
Lenovo Group Ltd. ...................................................... 792,472 943
ZTE Corp. , Class H ..................................................... 188,218 657
3,098
Materials (3.6%):
Aluminum Corp. of China Ltd. , Class H ....................................... 683,169 1,068
Anhui Conch Cement Co. Ltd. , Class H ....................................... 439,782 1,248
China Hongqiao Group Ltd. ............................................... 246,264 1,032
China Nonferrous Mining Corp. Ltd. ......................................... 412,000 781
CMOC Group Ltd. , Class H ............................................... 373,020 922
Jiangxi Copper Co. Ltd. , Class H ............................................ 223,225 1,230
Shandong Gold Mining Co. Ltd. , Class H (b) ................................... 184,708 821
Zijin Mining Group Co. Ltd. , Class H ........................................ 249,553 1,144
8,246
Real Estate (1.9%):
China Resources Mixc Lifestyle Services Ltd. (b) ................................ 213,874 1,180
Country Garden Services Holdings Co. Ltd. .................................... 1,444,438 1,119
Greentown China Holdings Ltd. (c) .......................................... 969,522 1,055
Longfor Group Holdings Ltd. (b) ............................................ 992,422 1,092
4,446
Utilities (2.0%):
CGN Power Co. Ltd. , Class H (b) ............................................ 4,318,000 1,626
China Longyuan Power Group Corp. Ltd. , Class H ............................... 1,674,101 1,428
Huaneng Power International, Inc. , Class H .................................... 2,135,134 1,572
4,626
102,446
Colombia (0.5%):
Financials (0.5%):
Grupo Cibest SA ....................................................... 73,496 1,165
Czech Republic (1.5%):
Financials (0.6%):
Komercni Banka A/S .................................................... 26,929 1,523
Utilities (0.9%):
CEZ A/S ............................................................. 32,486 2,047
3,570
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (d) ........................................................ 14,913 —
Hungary (2.0%):
Energy (0.7%):
MOL Hungarian Oil & Gas PLC ............................................ 170,319 1,532
Financials (0.6%):
OTP Bank Nyrt ........................................................ 13,190 1,417

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 53,684 $ 1,621
4,570
India (9.2%):
Consumer Discretionary (2.8%):
Eicher Motors Ltd. ...................................................... 29,253 2,380
Maruti Suzuki India Ltd. .................................................. 12,611 2,343
Tata Motors Passenger Vehicles Ltd. ......................................... 394,718 1,613
6,336
Financials (2.6%):
Anand Rathi Wealth Ltd. .................................................. 43,232 1,497
Indian Bank ........................................................... 180,768 1,684
L&T Finance Ltd. ...................................................... 420,151 1,477
One 97 Communications Ltd. (a) ............................................ 87,328 1,262
5,920
Health Care (1.3%):
Aster DM Healthcare Ltd. (b) ............................................... 194,615 1,336
Laurus Labs Ltd. (b) ..................................................... 132,066 1,628
2,964
Industrials (1.8%):
Bharat Electronics Ltd. ................................................... 390,235 1,735
Force Motors Ltd. ...................................................... 4,067 931
InterGlobe Aviation Ltd. (b) ................................................ 27,185 1,530
4,196
Materials (0.7%):
JK Cement Ltd. ........................................................ 24,561 1,512
20,928
Indonesia (2.4%):
Energy (1.1%):
PT Alamtri Resources Indonesia Tbk ......................................... 9,334,721 1,013
PT United Tractors Tbk .................................................. 824,812 1,460
2,473
Industrials (0.7%):
PT Astra International Tbk ................................................ 3,709,483 1,491
Materials (0.6%):
PT Aneka Tambang Tbk .................................................. 4,586,061 867
PT Barito Pacific Tbk (a) .................................................. 2,908,067 570
1,437
5,401
Malaysia (0.7%):
Consumer Discretionary (0.7%):
Genting Bhd .......................................................... 2,038,300 1,518
Mexico (3.1%):
Consumer Staples (1.2%):
Coca-Cola Femsa SAB de CV .............................................. 152,993 1,454
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 604,536 1,289
2,743
Financials (0.4%):
Gentera SAB de CV ..................................................... 356,714 913
Industrials (0.5%):
Grupo Aeroportuario del Centro Norte SAB de CV , Class B ......................... 86,377 1,168
Materials (0.5%):
Cemex SAB de CV , Preference Shares ........................................ 982,192 1,128
Real Estate (0.5%):
Fibra Uno Administracion SA de CV ......................................... 727,947 1,091
7,043

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Netherlands (0.9%):
Real Estate (0.9%):
NEPI Rockcastle NV (a) .................................................. 230,269 $ 2,029
Poland (2.0%):
Communication Services (0.4%):
CD Projekt SA ......................................................... 13,558 911
Energy (0.6%):
ORLEN SA ........................................................... 49,034 1,313
Information Technology (0.4%):
Asseco Poland SA ...................................................... 13,467 857
Utilities (0.6%):
PGE Polska Grupa Energetyczna SA (a) ....................................... 298,242 732
Tauron Polska Energia SA (a) .............................................. 283,386 682
1,414
4,495
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (d) (e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 177,888 —
T-Tekhnologii MKPAO , GDR (a) (d) .......................................... 15,868 —
—
Materials (0.0%):
PhosAgro PJSC , GDR (a) (d) (e) ............................................. 35,202 —
PhosAgro Public Joint , Class BL , GDR (a) (d) (e) ................................. 227 —
Severstal PAO (a) (d) (e) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (d) (e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC (a) (d) (e) .............................................. 23,475,472 —
—
South Africa (2.6%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 96,401 987
Consumer Discretionary (0.6%):
Naspers Ltd. , Class N .................................................... 19,336 1,290
Consumer Staples (0.7%):
Tiger Brands Ltd. ....................................................... 66,927 1,481
Materials (0.2%):
Sasol Ltd. (a) .......................................................... 83,552 536
Real Estate (0.7%):
Growthpoint Properties Ltd. ............................................... 1,599,826 1,659
5,953
Taiwan (13.6%):
Consumer Discretionary (0.5%):
Pou Chen Corp. ........................................................ 1,326,000 1,273
Health Care (0.3%):
Caliway Biopharmaceuticals Co. Ltd. (a) ...................................... 136,000 671
Industrials (3.6%):
Advanced Energy Solution Holding Co. Ltd. ................................... 16,000 677
Bizlink Holding, Inc. .................................................... 14,375 696
Eva Airways Corp. ...................................................... 1,266,000 1,473
Evergreen Marine Corp. Taiwan Ltd. ......................................... 198,400 1,200
L&K Engineering Co. Ltd. ................................................ 60,183 1,057
Teco Electric and Machinery Co. Ltd. ........................................ 294,000 786

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
United Integrated Services Co. Ltd. .......................................... 38,000 $ 1,148
Yang Ming Marine Transport Corp. .......................................... 637,000 1,129
8,166
Information Technology (9.2%):
ASE Technology Holding Co. Ltd. ........................................... 136,000 1,084
Asustek Computer, Inc. ................................................... 56,000 977
Catcher Technology Co. Ltd. ............................................... 218,000 1,443
Chroma ATE, Inc. ...................................................... 35,000 863
Compal Electronics, Inc. .................................................. 1,112,000 1,076
Delta Electronics, Inc. ................................................... 32,000 981
Elite Material Co. Ltd. ................................................... 16,000 838
Foxconn Technology Co. Ltd. .............................................. 541,000 1,062
Mitac Holdings Corp. .................................................... 292,500 804
Nan Ya Printed Circuit Board Corp. .......................................... 82,000 629
Nanya Technology Corp. (a) ............................................... 135,000 829
Pegatron Corp. ......................................................... 631,000 1,378
Powertech Technology, Inc. ................................................ 202,000 1,112
Synnex Technology International Corp. ....................................... 614,000 1,132
Tripod Technology Corp. ................................................. 109,000 1,102
United Microelectronics Corp. ............................................. 1,099,000 1,723
Winbond Electronics Corp. (a) .............................................. 385,000 1,012
WT Microelectronics Co. Ltd. .............................................. 243,000 1,060
Yageo Corp. ........................................................... 128,000 941
Zhen Ding Technology Holding Ltd. ......................................... 205,000 927
20,973
31,083
Thailand (2.8%):
Consumer Staples (0.7%):
Charoen Pokphand Foods PCL ............................................. 2,292,500 1,587
Financials (2.1%):
Kasikornbank PCL ...................................................... 373,800 2,308
SCB X PCL ........................................................... 567,200 2,503
4,811
6,398
Turkey (1.9%):
Energy (0.4%):
Turkiye Petrol Rafinerileri A/S ............................................. 206,871 890
Industrials (1.5%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 174,193 941
Enka Insaat ve Sanayi A/S ................................................ 443,375 815
Pegasus Hava Tasimaciligi A/S (a) ........................................... 185,629 830
Turk Hava Yollari AO .................................................... 150,274 941
3,527
4,417
Total Common Stocks (Cost $201,715) 227,430
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 232,210 233
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 232,210 232
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 232,210 232
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 232,210 232
Total Collateral for Securities Loaned (Cost $929) 929
Total Investments (Cost $202,644) — 100.0% 228,359
Liabilities in excess of other assets — 0.0% (26)
NET ASSETS - 100.00% $ 228,333
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
25
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 723
Inter RAO UES PJSC .........................................
5/2/2018
1,576
PhosAgro PJSC , GDR ........................................
12/21/2021
749
PhosAgro Public Joint , Class BL , GDR ............................
12/21/2021
5
Sberbank of Russia PJSC ......................................
10/24/2017
634
Severstal PAO ..............................................
5/27/2021
881
United Co. RUSAL International PJSC ............................
11/30/2021
517
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$29,524 (thousands) and amounted to 12.9% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2025 (amounts
in thousands):
(f) Rate disclosed is the daily yield on December 31, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 8 3/20/26 $ 560 $ 565 $ 5
Total unrealized appreciation $ 5
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
26
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (16.4%):
Alphabet, Inc. , Class A ................................................... 105,917 $ 33,152
Alphabet, Inc. , Class C ................................................... 91,633 28,754
AT&T, Inc. ........................................................... 128,678 3,196
Charter Communications, Inc. , Class A (a) (b) ................................... 1,534 320
Comcast Corp. , Class A .................................................. 65,173 1,948
Electronic Arts, Inc. ..................................................... 4,037 825
Fox Corp. , Class A ...................................................... 3,950 289
Fox Corp. , Class B ...................................................... 2,511 163
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 4,107 405
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 420 38
Live Nation Entertainment, Inc. (a) (b) ......................................... 2,893 412
Meta Platforms, Inc. , Class A .............................................. 39,690 26,199
Netflix, Inc. (a) ......................................................... 82,893 7,772
News Corp. , Class A ..................................................... 7,055 184
News Corp. , Class B (b) .................................................. 1,889 56
Omnicom Group, Inc. .................................................... 5,582 451
Pinterest, Inc. , Class A (a) ................................................. 11,167 289
Reddit, Inc. , Class A (a) ................................................... 2,428 558
ROBLOX Corp. , Class A (a) ............................................... 11,200 908
Spotify Technology SA (a) ................................................. 2,776 1,612
Take-Two Interactive Software, Inc. (a) ........................................ 3,228 826
The Trade Desk, Inc. , Class A (a) ............................................ 8,406 319
The Walt Disney Co. .................................................... 32,443 3,691
T-Mobile US, Inc. ...................................................... 8,834 1,794
Verizon Communications, Inc. .............................................. 76,480 3,115
Warner Bros Discovery, Inc. (a) ............................................. 44,025 1,269
118,545
Communications Equipment (0.7%):
Arista Networks, Inc. (a) .................................................. 9,614 1,260
Ciena Corp. (a) ......................................................... 1,308 306
Cisco Systems, Inc. ..................................................... 37,186 2,864
F5, Inc. (a) ............................................................ 525 134
Lumentum Holdings, Inc. (a) ............................................... 648 239
Motorola Solutions, Inc. .................................................. 1,567 601
5,404
Consumer Discretionary (5.2%):
Airbnb, Inc. , Class A (a) .................................................. 2,641 358
Amazon.com, Inc. (a) .................................................... 62,005 14,312
AutoZone, Inc. (a) ....................................................... 101 342
Best Buy Co., Inc. ...................................................... 1,213 81
Booking Holdings, Inc. ................................................... 208 1,114
Burlington Stores, Inc. (a) ................................................. 379 109
Carnival Corp. (a) ....................................................... 6,807 208
Carvana Co. , Class A (a) .................................................. 804 339
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 8,398 311
D.R. Horton, Inc. ....................................................... 1,645 237
Darden Restaurants, Inc. .................................................. 710 131
Domino's Pizza, Inc. ..................................................... 207 86
DoorDash, Inc. , Class A (a) ................................................ 2,126 481
DraftKings, Inc. (a) ...................................................... 2,976 103
eBay, Inc. ............................................................ 2,868 250
Expedia Group, Inc. ..................................................... 713 202
Ford Motor Co. ........................................................ 24,601 323
Garmin Ltd. ........................................................... 1,039 211
General Motors Co. ..................................................... 5,955 484
Genuine Parts Co. ...................................................... 889 109
Hilton Worldwide Holdings, Inc. ............................................ 1,491 428
Las Vegas Sands Corp. ................................................... 1,961 128
Lennar Corp. , Class A .................................................... 1,416 146
Lennar Corp. , Class B ................................................... 60 6

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
27
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 3,462 $ 835
Lululemon Athletica, Inc. (a) ............................................... 622 129
Marriott International, Inc. , Class A .......................................... 1,421 441
McDonald's Corp. ...................................................... 4,497 1,374
NIKE, Inc. , Class B ..................................................... 7,263 463
NVR, Inc. (a) .......................................................... 16 117
O'Reilly Automotive, Inc. (a) ............................................... 5,254 479
PulteGroup, Inc. ........................................................ 1,230 144
Rivian Automotive, Inc. , Class A (a) .......................................... 4,710 93
Ross Stores, Inc. ....................................................... 1,989 358
Royal Caribbean Cruises Ltd. .............................................. 1,602 447
Somnigroup International, Inc. ............................................. 1,199 107
Starbucks Corp. ........................................................ 7,071 595
Tapestry, Inc. .......................................................... 1,382 177
Tesla, Inc. (a) .......................................................... 15,293 6,878
The Home Depot, Inc. ................................................... 6,430 2,213
The TJX Cos., Inc. ...................................................... 7,023 1,079
Tractor Supply Co. ...................................................... 3,282 164
Ulta Beauty, Inc. (a) ..................................................... 272 165
Viking Holdings Ltd. (a) .................................................. 1,417 101
Williams-Sonoma, Inc. ................................................... 700 125
Yum! Brands, Inc. ...................................................... 1,741 263
37,246
Consumer Staples (9.9%):
Altria Group, Inc. ....................................................... 43,566 2,512
Archer-Daniels-Midland Co. ............................................... 12,396 713
Brown-Forman Corp. , Class A .............................................. 1,115 29
Brown-Forman Corp. , Class B (b) ........................................... 7,396 193
Bunge Global SA ....................................................... 3,990 355
Casey's General Stores, Inc. ............................................... 932 515
Church & Dwight Co., Inc. ................................................ 6,244 524
Colgate-Palmolive Co. ................................................... 20,709 1,636
Constellation Brands, Inc. , Class A .......................................... 3,976 549
Costco Wholesale Corp. .................................................. 11,371 9,806
Dollar General Corp. .................................................... 5,652 750
Dollar Tree, Inc. (a) ...................................................... 5,133 631
General Mills, Inc. ...................................................... 13,759 640
Kenvue, Inc. .......................................................... 49,270 850
Keurig Dr. Pepper, Inc. ................................................... 33,149 928
Kimberly-Clark Corp. .................................................... 8,419 849
McCormick & Co., Inc. .................................................. 6,748 460
Mondelez International, Inc. , Class A ......................................... 33,075 1,780
Monster Beverage Corp. (a) ................................................ 17,879 1,371
PepsiCo, Inc. .......................................................... 35,051 5,031
Philip Morris International, Inc. ............................................. 39,794 6,383
Sysco Corp. ........................................................... 12,305 907
Target Corp. .......................................................... 11,613 1,135
The Coca-Cola Co. ...................................................... 109,489 7,654
The Estee Lauder Cos., Inc. , Class A ......................................... 5,944 622
The Hershey Co. ....................................................... 3,764 685
The Kraft Heinz Co. ..................................................... 30,554 741
The Kroger Co. ........................................................ 17,002 1,062
The Procter & Gamble Co. ................................................ 60,235 8,632
Tyson Foods, Inc. , Class A ................................................ 7,243 425
U.S. Foods Holding Corp. (a) ............................................... 5,719 431
Walmart, Inc. .......................................................... 112,015 12,480
71,279
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 11,495 1,553
CDW Corp. ........................................................... 1,246 170
Coherent Corp. (a) ...................................................... 1,458 269
Corning, Inc. .......................................................... 7,369 645

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jabil, Inc. ............................................................ 998 $ 228
Keysight Technologies, Inc. (a) ............................................. 1,612 328
TE Connectivity PLC .................................................... 2,787 634
Teledyne Technologies, Inc. (a) ............................................. 429 219
4,046
Financials (20.8%):
Affirm Holdings, Inc. , Class A (a) ............................................ 4,913 366
Aflac, Inc. ............................................................ 8,965 989
American Express Co. ................................................... 12,797 4,734
American International Group, Inc. .......................................... 10,456 895
Ameriprise Financial, Inc. ................................................. 1,756 861
Aon PLC , Class A ...................................................... 3,929 1,386
Apollo Global Management, Inc. ............................................ 7,549 1,093
Arch Capital Group Ltd. (a) ................................................ 6,755 648
Ares Management Corp. , Class A ........................................... 3,838 620
Arthur J. Gallagher & Co. ................................................. 4,766 1,233
Bank of America Corp. ................................................... 135,933 7,476
Berkshire Hathaway, Inc. , Class A (a) ......................................... 6 4,529
Berkshire Hathaway, Inc. , Class B (a) ......................................... 25,736 12,936
BlackRock, Inc. ........................................................ 2,692 2,881
Blackstone, Inc. ........................................................ 13,506 2,082
Block, Inc. , Class A (a) ................................................... 9,757 635
Brown & Brown, Inc. .................................................... 5,127 409
Capital One Financial Corp. ............................................... 11,991 2,906
Cboe Global Markets, Inc. ................................................ 1,959 492
Chubb Ltd. ........................................................... 7,136 2,227
Cincinnati Financial Corp. ................................................ 2,896 473
Citigroup, Inc. ......................................................... 33,185 3,872
Citizens Financial Group, Inc. .............................................. 8,089 472
CME Group, Inc. , Class A ................................................. 6,734 1,839
Coinbase Global, Inc. , Class A (a) ........................................... 4,135 935
Corebridge Financial, Inc. ................................................. 7,368 222
Corpay, Inc. (a) ......................................................... 1,280 385
Erie Indemnity Co. , Class A ............................................... 460 132
Fidelity National Information Services, Inc. .................................... 9,660 642
Fifth Third Bancorp ..................................................... 12,367 579
First Citizens Bancshares, Inc. , Class A ....................................... 162 348
Fiserv, Inc. (a) .......................................................... 9,945 668
Global Payments, Inc. .................................................... 4,488 347
Huntington Bancshares, Inc. ............................................... 27,200 472
Interactive Brokers Group, Inc. , Class A ....................................... 7,954 512
Intercontinental Exchange, Inc. ............................................. 10,805 1,750
JPMorgan Chase & Co. .................................................. 51,055 16,451
KeyCorp ............................................................. 20,588 425
KKR & Co., Inc. ....................................................... 12,712 1,621
Loews Corp. .......................................................... 3,228 340
LPL Financial Holdings, Inc. ............................................... 1,485 530
M&T Bank Corp. ....................................................... 2,929 590
Markel Group, Inc. (a) .................................................... 227 488
Marsh & McLennan Cos., Inc. ............................................. 9,232 1,713
Mastercard, Inc. , Class A ................................................. 15,342 8,758
MetLife, Inc. .......................................................... 10,417 822
Moody's Corp. ......................................................... 3,323 1,698
Morgan Stanley ........................................................ 22,828 4,053
MSCI, Inc. , Class A ..................................................... 1,411 810
Nasdaq, Inc. .......................................................... 8,451 821
Northern Trust Corp. .................................................... 3,541 484
PayPal Holdings, Inc. .................................................... 17,611 1,028
Principal Financial Group, Inc. ............................................. 4,190 370
Prudential Financial, Inc. ................................................. 6,497 733
Raymond James Financial, Inc. ............................................. 3,356 539
Regions Financial Corp. .................................................. 16,417 445
Robinhood Markets, Inc. , Class A (a) ......................................... 14,252 1,612

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rocket Cos., Inc. , Class A ................................................. 15,770 $ 305
S&P Global, Inc. ....................................................... 5,725 2,992
SoFi Technologies, Inc. (a) ................................................. 23,362 612
State Street Corp. ....................................................... 5,289 682
Synchrony Financial ..................................................... 6,994 584
T. Rowe Price Group, Inc. (b) ............................................... 4,062 416
The Allstate Corp. ...................................................... 4,925 1,025
The Bank of New York Mellon Corp. ......................................... 13,228 1,536
The Carlyle Group, Inc. .................................................. 4,811 284
The Charles Schwab Corp. ................................................ 31,028 3,100
The Goldman Sachs Group, Inc. ............................................ 5,649 4,965
The Hartford Insurance Group, Inc. .......................................... 5,247 723
The PNC Financial Services Group, Inc. ...................................... 7,361 1,536
The Progressive Corp. ................................................... 10,932 2,489
The Travelers Cos., Inc. .................................................. 4,247 1,232
Toast, Inc. , Class A (a) .................................................... 8,474 301
Truist Financial Corp. .................................................... 24,229 1,192
U.S. Bancorp .......................................................... 29,301 1,564
Visa, Inc. , Class A ...................................................... 31,521 11,055
W.R. Berkley Corp. ..................................................... 5,595 392
Wells Fargo & Co. ...................................................... 58,425 5,445
Willis Towers Watson PLC ................................................ 1,818 597
150,404
Health Care (16.4%):
Abbott Laboratories ..................................................... 26,359 3,303
AbbVie, Inc. .......................................................... 73,224 16,731
Agilent Technologies, Inc. ................................................. 4,413 601
Alnylam Pharmaceuticals, Inc. (a) ........................................... 5,383 2,141
Amgen, Inc. ........................................................... 22,280 7,292
Becton Dickinson & Co. .................................................. 4,522 878
Biogen, Inc. (a) ......................................................... 6,023 1,060
Boston Scientific Corp. (a) ................................................. 22,902 2,184
Bristol-Myers Squibb Co. ................................................. 31,118 1,679
Cardinal Health, Inc. .................................................... 3,728 766
Cencora, Inc. .......................................................... 2,929 989
Centene Corp. (a) ....................................................... 7,454 307
CVS Health Corp. ...................................................... 19,898 1,579
Danaher Corp. ......................................................... 9,833 2,251
Dexcom, Inc. (a) ........................................................ 6,179 410
Edwards Lifesciences Corp. (a) ............................................. 9,022 769
Elevance Health, Inc. .................................................... 3,470 1,216
Eli Lilly & Co. ......................................................... 13,156 14,139
Exact Sciences Corp. (a) .................................................. 7,738 786
GE HealthCare Technologies, Inc. ........................................... 7,141 586
Gilead Sciences, Inc. .................................................... 51,320 6,299
HCA Healthcare, Inc. .................................................... 2,346 1,095
Hologic, Inc. (a) ........................................................ 3,465 258
Humana, Inc. .......................................................... 1,907 488
IDEXX Laboratories, Inc. (a) ............................................... 1,260 852
Illumina, Inc. (a) ........................................................ 2,359 309
Incyte Corp. (a) ......................................................... 8,003 790
Insmed, Inc. (a) ......................................................... 8,730 1,519
Insulet Corp. (a) ........................................................ 1,119 318
Intuitive Surgical, Inc. (a) ................................................. 5,415 3,067
IQVIA Holdings, Inc. (a) .................................................. 2,659 599
Johnson & Johnson ..................................................... 37,100 7,678
Labcorp Holdings, Inc. ................................................... 1,302 327
McKesson Corp. ....................................................... 1,942 1,593
Medtronic PLC ........................................................ 19,336 1,857
Merck & Co., Inc. ...................................................... 38,202 4,021
Mettler-Toledo International, Inc. (a) ......................................... 311 434
Natera, Inc. (a) ......................................................... 5,455 1,250
Pfizer, Inc. ............................................................ 89,719 2,234

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
30
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Quest Diagnostics, Inc. ................................................... 1,757 $ 305
Regeneron Pharmaceuticals, Inc. ............................................ 4,193 3,236
ResMed, Inc. .......................................................... 2,324 560
STERIS PLC .......................................................... 1,546 392
Stryker Corp. .......................................................... 5,631 1,979
Tenet Healthcare Corp. (a) ................................................. 1,285 255
The Cigna Group ....................................................... 3,961 1,090
The Cooper Cos., Inc. (a) .................................................. 3,114 255
Thermo Fisher Scientific, Inc. .............................................. 5,745 3,329
United Therapeutics Corp. (a) .............................................. 1,714 835
UnitedHealth Group, Inc. ................................................. 13,935 4,600
Veeva Systems, Inc. , Class A (a) ............................................. 2,366 528
Vertex Pharmaceuticals, Inc. (a) ............................................. 10,483 4,753
Waters Corp. (a) ........................................................ 945 359
West Pharmaceutical Services, Inc. .......................................... 1,123 309
Zimmer Biomet Holdings, Inc. ............................................. 3,132 282
Zoetis, Inc. , Class A ..................................................... 6,933 872
118,594
IT Services (1.0%):
Accenture PLC , Class A .................................................. 5,746 1,542
Cloudflare, Inc. , Class A (a) ................................................ 2,858 563
Cognizant Technology Solutions Corp. , Class A ................................. 4,620 384
CoreWeave, Inc. , Class A (a) (b) ............................................. 3,008 215
Gartner, Inc. (a) ........................................................ 679 171
GoDaddy, Inc. , Class A (a) ................................................. 1,318 164
International Business Machines Corp. ........................................ 8,781 2,601
MongoDB, Inc. , Class A (a) ................................................ 719 302
Okta, Inc. , Class A (a) .................................................... 1,599 138
Snowflake, Inc. , Class A (a) ................................................ 3,084 677
Twilio, Inc. , Class A (a) ................................................... 1,387 197
VeriSign, Inc. .......................................................... 902 219
7,173
Semiconductors & Semiconductor Equipment (10.5%):
Advanced Micro Devices, Inc. (a) ............................................ 15,220 3,260
Analog Devices, Inc. .................................................... 4,688 1,271
Applied Materials, Inc. ................................................... 7,406 1,903
Astera Labs, Inc. (a) ..................................................... 1,253 208
Broadcom, Inc. ........................................................ 43,529 15,065
Credo Technology Group Holding Ltd. (a) ..................................... 1,492 215
First Solar, Inc. (a) ...................................................... 976 255
Intel Corp. (a) .......................................................... 39,833 1,470
KLA Corp. ........................................................... 1,246 1,514
Lam Research Corp. ..................................................... 11,802 2,020
Marvell Technology, Inc. ................................................. 7,816 664
Microchip Technology, Inc. ................................................ 4,960 316
Micron Technology, Inc. .................................................. 10,545 3,010
Monolithic Power Systems, Inc. ............................................ 410 372
NVIDIA Corp. ......................................................... 219,155 40,872
ON Semiconductor Corp. (a) ............................................... 3,858 209
QUALCOMM, Inc. ..................................................... 10,049 1,719
Teradyne, Inc. ......................................................... 1,493 289
Texas Instruments, Inc. ................................................... 8,707 1,511
76,143
Software (7.9%):
Adobe, Inc. (a) ......................................................... 4,030 1,410
AppLovin Corp. , Class A (a) ............................................... 2,087 1,406
Atlassian Corp. , Class A (a) ................................................ 1,514 245
Autodesk, Inc. (a) ....................................................... 2,012 596
Cadence Design Systems, Inc. (a) ............................................ 2,544 795
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,244 1,052
Datadog, Inc. , Class A (a) ................................................. 2,939 400
Docusign, Inc. , Class A (a) ................................................. 1,878 128

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
31
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Dynatrace, Inc. (a) ...................................................... 2,835 $ 123
Fair Isaac Corp. (a) ...................................................... 213 360
Fortinet, Inc. (a) ........................................................ 5,998 476
Gen Digital, Inc. ....................................................... 5,302 144
Guidewire Software, Inc. (a) ............................................... 803 161
HubSpot, Inc. (a) ....................................................... 460 185
Intuit, Inc. ............................................................ 2,528 1,675
Microsoft Corp. ........................................................ 68,831 33,288
Oracle Corp. .......................................................... 15,843 3,088
Palantir Technologies, Inc. , Class A (a) ........................................ 20,507 3,645
Palo Alto Networks, Inc. (a) ................................................ 6,291 1,159
PTC, Inc. (a) ........................................................... 1,143 199
Roper Technologies, Inc. .................................................. 1,044 465
Salesforce, Inc. ........................................................ 8,698 2,304
ServiceNow, Inc. (a) ..................................................... 9,671 1,482
Strategy, Inc. , Class A (a) .................................................. 2,693 409
Synopsys, Inc. (a) ....................................................... 1,696 797
Trimble, Inc. (a) ........................................................ 2,229 175
Tyler Technologies, Inc. (a) ................................................ 401 182
Unity Software, Inc. (a) ................................................... 3,211 142
Workday, Inc. , Class A (a) ................................................. 2,039 438
Zoom Communications, Inc. , Class A (a) ...................................... 2,527 218
Zscaler, Inc. (a) ......................................................... 943 212
57,359
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc. ........................................................... 138,786 37,730
Dell Technologies, Inc. , Class C ............................................ 2,949 371
Hewlett Packard Enterprise Co. ............................................. 12,370 297
HP, Inc. .............................................................. 8,781 196
IonQ, Inc. (a) (b) ........................................................ 3,259 146
NetApp, Inc. .......................................................... 1,888 202
Pure Storage, Inc. , Class A (a) .............................................. 2,888 194
Sandisk Corp. (a) ....................................................... 1,303 309
Seagate Technology Holdings PLC .......................................... 1,965 541
Super Micro Computer, Inc. (a) ............................................. 4,875 143
Western Digital Corp. .................................................... 3,086 532
40,661
Utilities (4.7%):
Alliant Energy Corp. .................................................... 6,724 437
Ameren Corp. ......................................................... 7,063 705
American Electric Power Co., Inc. ........................................... 13,950 1,609
American Water Works Co., Inc. ............................................ 5,223 682
Atmos Energy Corp. ..................................................... 4,189 702
CenterPoint Energy, Inc. .................................................. 16,966 651
CMS Energy Corp. ...................................................... 7,776 544
Consolidated Edison, Inc. ................................................. 9,362 930
Constellation Energy Corp. ................................................ 8,123 2,870
Dominion Energy, Inc. ................................................... 22,329 1,308
DTE Energy Co. ....................................................... 5,421 699
Duke Energy Corp. ...................................................... 18,747 2,197
Edison International ..................................................... 10,148 609
Entergy Corp. ......................................................... 11,593 1,072
Evergy, Inc. ........................................................... 5,944 431
Eversource Energy ...................................................... 9,711 654
Exelon Corp. .......................................................... 26,298 1,146
FirstEnergy Corp. ....................................................... 15,141 678
NextEra Energy, Inc. .................................................... 53,409 4,288
NiSource, Inc. ......................................................... 12,262 512
NRG Energy, Inc. ....................................................... 5,016 799
PG&E Corp. .......................................................... 57,277 920
PPL Corp. ............................................................ 19,249 674
Public Service Enterprise Group, Inc. ......................................... 13,106 1,052

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
32
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sempra .............................................................. 16,846 $ 1,487
Talen Energy Corp. (a) ................................................... 1,171 439
The Southern Co. ....................................................... 28,782 2,510
Vistra Corp. ........................................................... 8,642 1,394
WEC Energy Group, Inc. ................................................. 6,830 720
Xcel Energy, Inc. ....................................................... 15,406 1,138
33,857
Total Common Stocks (Cost $540,759)
a
a
a
720,711
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring 1/4/27 (a) (d) ................................... 532 1
Total Rights (Cost $—)
a
a
a
1
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (e) ........ 188,779 188
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (e) ............ 188,779 189
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (e) ............... 188,779 189
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (e) . 188,779 189
Total Collateral for Securities Loaned (Cost $755)
a
a
a
755
Total Investments (Cost $541,514) — 99.8% 721,467
Other assets in excess of liabilities —  0.2% 1,372
NET ASSETS - 100.00% $ 722,839
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31,
2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Rate disclosed is the daily yield on December 31, 2025.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF
33
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (99.9%)
iShares Biotechnology ETF (a) .............................................. 6,932 $ 1,170
iShares Core MSCI Europe ETF ............................................ 12,962 920
iShares Core S&P Small-Cap ETF ........................................... 15,446 1,856
iShares Expanded Tech Sector ETF (a) ........................................ 9,175 1,185
iShares MSCI Emerging Markets Asia ETF .................................... 28,360 2,666
State Street Communication Services Select Sector SPDR ETF ...................... 30,999 3,649
State Street Consumer Discretionary Select Sector SPDR ETF ....................... 10,113 1,208
State Street Consumer Staples Select Sector SPDR ETF ........................... 29,564 2,297
State Street Financial Select Sector SPDR ETF .................................. 88,859 4,867
State Street Health Care Select Sector SPDR ETF ................................ 18,789 2,909
State Street Technology Select Sector SPDR ETF ................................ 37,021 5,330
State Street Utilities Select Sector SPDR ETF ................................... 25,728 1,098
Vanguard FTSE All-World ex-US ETF ........................................ 61,472 4,522
Vanguard FTSE Pacific ETF ............................................... 29,649 2,680
Total Exchange-Traded Funds (Cost $35,156)
a
a
a
36,357
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (b) ........ 224,350 225
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (b) ............ 224,350 224
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (b) ............... 224,350 224
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (b) . 224,350 224
Total Collateral for Securities Loaned (Cost $897)
a
a
a
897
Total Investments (Cost $36,053) — 102.4% 37,254
Liabilities in excess of other assets —  (2.4)% (877)
NET ASSETS - 100.00% $ 36,377
At December 31, 2025, the foreign securities held by the underlying Funds were 75.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios II
VictoryShares Hedged Equity Income ETF
34
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (91.6%)
Communication Services (4.2%):
AT&T, Inc. ........................................................... 19,590 $ 487
Comcast Corp. , Class A .................................................. 4,909 147
John Wiley & Sons, Inc. , Class A ............................................ 1,150 35
Nexstar Media Group, Inc. , Class A .......................................... 1,434 291
Verizon Communications, Inc. .............................................. 14,473 589
1,549
Consumer Discretionary (7.7%):
American Eagle Outfitters, Inc. ............................................. 2,598 69
Best Buy Co., Inc. ...................................................... 583 39
Bloomin' Brands, Inc. .................................................... 4,048 25
Brightstar Lottery PLC ................................................... 7,316 113
Brunswick Corp. ....................................................... 4,262 316
Carter's, Inc. .......................................................... 1,236 40
Dana, Inc. ............................................................ 3,267 78
Darden Restaurants, Inc. .................................................. 803 148
Ethan Allen Interiors, Inc. ................................................. 7,361 168
Ford Motor Co. ........................................................ 12,348 162
Harley-Davidson, Inc. ................................................... 1,656 34
Hasbro, Inc. ........................................................... 2,563 210
Kontoor Brands, Inc. .................................................... 444 27
LCI Industries ......................................................... 343 42
Lear Corp. ............................................................ 612 70
Macy's, Inc. ........................................................... 5,326 117
Meritage Homes Corp. ................................................... 538 35
Papa John's International, Inc. .............................................. 1,572 61
Standard Motor Products, Inc. .............................................. 2,950 109
Steven Madden Ltd. ..................................................... 3,473 145
The Buckle, Inc. ........................................................ 2,591 138
The Cheesecake Factory, Inc. .............................................. 587 30
Travel + Leisure Co. ..................................................... 5,348 377
Upbound Group, Inc. .................................................... 6,228 109
Vail Resorts, Inc. ....................................................... 527 70
Winnebago Industries, Inc. ................................................ 1,000 41
Wolverine World Wide, Inc. ............................................... 1,664 30
2,803
Consumer Staples (15.1%):
Altria Group, Inc. ....................................................... 9,868 569
Archer-Daniels-Midland Co. ............................................... 6,415 369
Bunge Global SA ....................................................... 2,685 239
Cal-Maine Foods, Inc. ................................................... 1,778 142
Conagra Brands, Inc. .................................................... 15,274 264
Edgewell Personal Care Co. ............................................... 1,490 25
Energizer Holdings, Inc. .................................................. 1,247 25
Flowers Foods, Inc. ..................................................... 46,933 511
Fresh Del Monte Produce, Inc. ............................................. 3,781 135
General Mills, Inc. ...................................................... 11,837 550
Kimberly-Clark Corp. .................................................... 2,165 218
Molson Coors Beverage Co. , Class B ......................................... 4,766 223
PepsiCo, Inc. .......................................................... 4,632 665
Philip Morris International, Inc. ............................................. 2,259 362
Reynolds Consumer Products, Inc. .......................................... 20,241 464
Spectrum Brands Holdings, Inc. ............................................ 684 40
Target Corp. .......................................................... 3,046 298
The Clorox Co. ........................................................ 2,438 246
The Kraft Heinz Co. ..................................................... 4,138 100
Universal Corp. ........................................................ 1,064 56
5,501
Energy (11.9%):
Antero Midstream Corp. .................................................. 26,445 470
APA Corp. ............................................................ 14,690 359

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
35
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Archrock, Inc. ......................................................... 2,694 $ 70
California Resources Corp. ................................................ 781 35
Chord Energy Corp. ..................................................... 582 54
ConocoPhillips Co. ..................................................... 864 81
Coterra Energy, Inc. ..................................................... 6,642 175
Crescent Energy Co. , Class A .............................................. 2,488 21
DHT Holdings, Inc. ..................................................... 12,408 152
Halliburton Co. ........................................................ 6,139 173
Helmerich & Payne, Inc. .................................................. 11,119 319
International Seaways, Inc. ................................................ 3,309 161
Kinder Morgan, Inc. ..................................................... 17,964 494
Kinetik Holdings, Inc. , Class A (a) ........................................... 1,744 63
Kodiak Gas Services, Inc. ................................................. 3,052 114
Murphy Oil Corp. ...................................................... 1,966 61
Noble Corp. PLC ....................................................... 8,886 251
Nordic American Tankers Ltd. .............................................. 87,298 300
Northern Oil & Gas, Inc. .................................................. 1,380 30
ONEOK, Inc. .......................................................... 1,297 95
Phillips 66 Co. ......................................................... 1,390 179
Scorpio Tankers, Inc. .................................................... 2,650 135
SFL Corp. Ltd. , Class B .................................................. 4,349 34
SLB Ltd. ............................................................. 2,806 108
SM Energy Co. ........................................................ 2,007 38
Valero Energy Corp. ..................................................... 287 47
Vitesse Energy, Inc. (a) ................................................... 14,940 288
World Kinect Corp. ..................................................... 1,296 30
4,337
Financials (18.1%):
American Financial Group, Inc. ............................................. 2,138 292
Artisan Partners Asset Management, Inc. , Class A ................................ 3,913 159
Banco Latinoamericano de Comercio Exterior SA , Class E ......................... 4,019 179
Bank OZK ............................................................ 4,243 195
Central Pacific Financial Corp. ............................................. 4,977 155
Citizens Financial Group, Inc. .............................................. 6,016 351
CVB Financial Corp. .................................................... 4,647 87
Dime Community Bancshares, Inc. .......................................... 1,954 59
F&G Annuities & Life, Inc. ................................................ 125 4
Fidelity National Financial, Inc. ............................................ 2,080 114
Fifth Third Bancorp ..................................................... 4,260 199
First Hawaiian, Inc. ..................................................... 12,647 320
First Horizon Corp. ..................................................... 13,554 324
First Interstate BancSystem, Inc. , Class A ...................................... 1,770 61
Hanmi Financial Corp. ................................................... 5,172 140
Heritage Financial Corp. .................................................. 4,477 106
Huntington Bancshares, Inc. ............................................... 20,453 355
Invesco Ltd. ........................................................... 4,356 115
Lazard, Inc. , Class A ..................................................... 1,529 74
Moelis & Co. , Class A ................................................... 879 61
Navient Corp. ......................................................... 8,910 116
Northern Trust Corp. .................................................... 2,582 353
Northwest Bancshares, Inc. ................................................ 16,248 195
OneMain Holdings, Inc. , Class A ............................................ 8,363 565
Patria Investments Ltd. , Class A ............................................ 2,590 41
Peoples Bancorp, Inc. .................................................... 1,167 35
Principal Financial Group, Inc. ............................................. 2,036 180
Provident Financial Services, Inc. ........................................... 1,993 39
Regions Financial Corp. .................................................. 9,278 252
Safety Insurance Group, Inc. ............................................... 660 51
Simmons First National Corp. , Class A ....................................... 3,994 75
T. Rowe Price Group, Inc. ................................................. 4,012 411
The Bank of NT Butterfield & Son Ltd. ....................................... 3,761 187
The PNC Financial Services Group, Inc. ...................................... 1,041 217
The Western Union Co. ................................................... 17,187 160

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
36
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
U.S. Bancorp .......................................................... 812 $ 43
United Bankshares, Inc. .................................................. 3,002 115
Valley National Bancorp .................................................. 3,975 47
Virtus Investment Partners, Inc. ............................................. 497 81
Zions Bancorp NA ...................................................... 1,747 102
6,615
Health Care (8.3%):
AbbVie, Inc. .......................................................... 888 203
Amgen, Inc. ........................................................... 754 247
Bristol-Myers Squibb Co. ................................................. 3,927 212
CVS Health Corp. ...................................................... 3,981 316
DENTSPLY SIRONA, Inc. ................................................ 11,824 135
Embecta Corp. ......................................................... 2,474 29
Gilead Sciences, Inc. .................................................... 1,275 156
Johnson & Johnson ..................................................... 819 169
Medtronic PLC ........................................................ 2,848 274
Merck & Co., Inc. ...................................................... 6,904 727
Perrigo Co. PLC ....................................................... 8,530 119
Pfizer, Inc. ............................................................ 10,025 250
Viatris, Inc. ........................................................... 14,085 175
3,012
Industrials (2.4%):
Costamare, Inc. ........................................................ 2,974 47
Deluxe Corp. .......................................................... 1,863 42
Douglas Dynamics, Inc. .................................................. 3,292 107
Kennametal, Inc. ....................................................... 1,850 53
Kforce, Inc. ........................................................... 2,043 63
MillerKnoll, Inc. ....................................................... 3,859 71
MSC Industrial Direct Co., Inc. , Class A ...................................... 3,584 301
Pitney Bowes, Inc. ...................................................... 3,692 39
The Greenbrier Cos., Inc. ................................................. 815 38
United Parcel Service, Inc. , Class B .......................................... 646 64
Vertiv Holdings Co. , Class A ............................................... 372 60
885
Information Technology (1.0%):
Cisco Systems, Inc. ..................................................... 655 51
HP, Inc. .............................................................. 8,615 192
Skyworks Solutions, Inc. ................................................. 1,945 123
366
Materials (5.9%):
AdvanSix, Inc. ......................................................... 1,662 29
Amcor PLC ........................................................... 62,491 521
Ardagh Metal Packaging SA ............................................... 26,168 107
Ashland, Inc. .......................................................... 1,672 98
Avient Corp. .......................................................... 1,079 34
Eastman Chemical Co. ................................................... 4,305 275
FMC Corp. ........................................................... 3,980 55
Greif, Inc. , Class A ...................................................... 1,302 88
Kaiser Aluminum Corp. .................................................. 1,110 128
LyondellBasell Industries NV , Class A ........................................ 2,548 110
Sonoco Products Co. .................................................... 8,589 375
Stepan Co. ............................................................ 732 35
SunCoke Energy, Inc. .................................................... 5,185 37
Sylvamo Corp. ......................................................... 706 34
The Scotts Miracle-Gro Co. ............................................... 3,590 209
2,135
Utilities (17.0%):
American Electric Power Co., Inc. ........................................... 3,032 350
American States Water Co. ................................................ 481 35
Avista Corp. .......................................................... 5,117 197
Black Hills Corp. ....................................................... 2,742 190

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
37
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
California Water Service Group ............................................. 761 $ 33
Chesapeake Utilities Corp. ................................................ 287 36
Clearway Energy, Inc. , Class C ............................................. 12,845 427
Consolidated Edison, Inc. ................................................. 2,939 292
DTE Energy Co. ....................................................... 2,852 368
Duke Energy Corp. ...................................................... 3,467 406
Edison International ..................................................... 2,445 147
Evergy, Inc. ........................................................... 7,238 525
Eversource Energy ...................................................... 6,419 432
Exelon Corp. .......................................................... 9,640 420
H2O America ......................................................... 705 35
New Jersey Resources Corp. ............................................... 3,280 151
Northwest Natural Holding Co. ............................................. 3,246 152
OGE Energy Corp. ...................................................... 9,917 423
ONE Gas, Inc. ......................................................... 1,601 124
Otter Tail Corp. ........................................................ 464 37
Pinnacle West Capital Corp. ............................................... 5,896 523
Portland General Electric Co. .............................................. 828 40
Southwest Gas Holdings, Inc. .............................................. 1,401 112
Spire, Inc. ............................................................ 2,465 204
UGI Corp. ............................................................ 9,415 352
Unitil Corp. ........................................................... 688 33
WEC Energy Group, Inc. ................................................. 1,363 144
6,188
Total Common Stocks (Cost $31,535)
a
a
a
33,391
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (b) ........ 14,712 14
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (b) ............ 14,712 15
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (b) ............... 14,712 15
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (b) . 14,712 15
Total Collateral for Securities Loaned (Cost $59)
a
a
a
59
Total Investments (Cost $31,594) — 91.8% 33,450
Other assets in excess of liabilities —  8.2% 3,007
NET ASSETS - 100.00% $ 36,457
At December 31, 2025, the Fund's investments in foreign securities were 6.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 96 3/20/26 $ 48,890 $ 48,877 $ (13)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 130 3/20/26 $ 16,726 $ 16,237 $ 489
E-Mini S&P 500 Futures .............. 128 3/20/26 44,088 44,112 (24)
$ 465
Total unrealized appreciation $ 489
Total unrealized depreciation (37)
Total net unrealized appreciation (depreciation) $ 452

Statements of Assets and Liabilities
December 31, 2025
38
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments, at value (Cost $182,649 and $1,166,703) $ 204,913 (a) $ 1,226,469 (b)
Cash 642 4,411
Deposit with broker for futures contracts 216 562
Receivables:
Dividends, interest, and securities lending income 209 2,787
Capital shares issued — 4,561
From Adviser 2 —
Prepaid expenses — (c) 2
Total Assets 205,982 1,238,792
Liabilities:
Payables:
Collateral received on loaned securities 393 48,069
Investments purchased — 4,532
Variation margin on open futures contracts 5 38
Accrued expenses and other payables:
Investment advisory fees 26 155
Administration fees 4 45
Custodian fees 2 6
Compliance fees — (c) 1
Trustees' fees — 1
Other accrued expenses 15 35
Total Liabilities 445 52,882
Commitments and contingencies (Note 5 )
Net Assets:
Capital 239,540 1,148,450
Total accumulated earnings (loss) (34,003) 37,460
Net Assets $ 205,537 $ 1,185,910
Shares outstanding (unlimited shares authorized, no par value): 2,250 13,000
Net asset value: $ 91 .35 $ 91 .22
(a) Includes $372 thousand of securities on loan.
(b) Includes $45,889 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
39
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments, at value (Cost $241,841 and $202,644) $ 298,942 (a) $ 228,359 (b)
Foreign currency, at value (Cost $1,116 and $150) 1,118 150
Cash 544 449
Deposit with broker for futures contracts 230 93
Receivables:
Dividends, interest, and securities lending income 216 633
Investments sold 119 —
Reclaims 925 14
Prepaid expenses — (c) — (c)
Total Assets 302,094 229,698
Liabilities:
Payables:
Collateral received on loaned securities 12,392 929
Investments purchased 119 —
Payable to Adviser 6 6
Variation margin on open futures contracts 10 2
Accrued foreign capital gains taxes — 282
Accrued expenses and other payables:
Investment advisory fees 61 59
Administration fees 5 4
Custodian fees 7 56
Compliance fees — (c) — (c)
Other accrued expenses 41 27
Total Liabilities 12,641 1,365
Commitments and contingencies (Note 5 )
Net Assets:
Capital 266,364 205,931
Total accumulated earnings (loss) 23,089 22,402
Net Assets $ 289,453 $ 228,333
Shares outstanding (unlimited shares authorized, no par value): 4,500 4,100
Net asset value: $ 64 .32 $ 55 .69
(a) Includes $11,766 thousand of securities on loan.
(b) Includes $1,607 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
40
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Assets:
Investments, at value (Cost $541,514 and $36,053) $ 721,467 (a) $ 37,254 (b)
Cash 1,986 199
Receivables:
Dividends, interest, and securities lending income 419 1
Capital shares issued 950 —
From Adviser — 3
Prepaid expenses 1 — (c)
Total Assets 724,823 37,457
Liabilities:
Payables:
Collateral received on loaned securities 755 897
Investments purchased 941 152
Accrued expenses and other payables:
Investment advisory fees 252 15
Administration fees 13 1
Custodian fees 4 1
Compliance fees — (c) — (c)
Trustees' fees — (c) —
Other accrued expenses 19 14
Total Liabilities 1,984 1,080
Commitments and contingencies (Note 5 )
Net Assets:
Capital 552,266 35,290
Total accumulated earnings (loss) 170,573 1,087
Net Assets $ 722,839 $ 36,377
Shares outstanding (unlimited shares authorized, no par value): 15,220 1,180
Net asset value: $ 47 .49 $ 30 .83
(a) Includes $1,417 thousand of securities on loan.
(b) Includes $875 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
December 31, 2025
41
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
VictoryShares
Hedged Equity
Income ETF
Assets:
Investments, at value (Cost $31,594) $ 33,450 (a)
Cash 693
Deposit with broker for futures contracts 2,283
Receivables:
Dividends, interest, and securities lending income 77
From Adviser 5
Variation margin on open futures contracts 40
Prepaid expenses — (b)
Total Assets 36,548
Liabilities:
Payables:
Collateral received on loaned securities 59
Accrued expenses and other payables:
Investment advisory fees 16
Administration fees 1
Custodian fees 1
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 14
Total Liabilities 91
Commitments and contingencies (Note 5 )
Net Assets:
Capital 36,128
Total accumulated earnings (loss) 329
Net Assets $ 36,457
Shares outstanding (unlimited shares authorized, no par value): 1,370
Net asset value: $ 26 .61
(a) Includes $58 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
42
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 1,853 $ 13,060
Interest 12 80
Securities lending (net of fees) 1 104
Foreign tax withholding — (3)
Total Income 1,866 13,241
Expenses:
Investment advisory fees 137 820
Administration fees 43 256
Sub-Administration fees 10 10
Custodian fees 5 21
Trustees' fees 5 25
Compliance fees 1 4
Legal and audit fees 8 29
Printing fees 7 25
Other expenses 4 25
Total Expenses 220 1,215
Expenses waived/reimbursed by Adviser (37) —
Net Expenses 183 1,215
Net Investment Income (Loss) 1,683 12,026
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,765 2,436
Net realized gains (losses) from futures contracts 69 755
Net realized gains (losses) from in-kind redemptions — 52,674
Net change in unrealized appreciation/depreciation on investment securities 4,800 33,510
Net change in unrealized appreciation/depreciation on futures contracts (23) (186)
Net realized/unrealized gains (losses) on investments 12,611 89,189
Change in net assets resulting from operations $ 14,294 $ 101,215

Statements of Operations
For the Six Months Ended December 31, 2025
43
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 3,392 $ 4,222
Interest 28 13
Securities lending (net of fees) 24 53
Foreign tax withholding (319) (485)
Total Income 3,125 3,803
Expenses:
Investment advisory fees 342 354
Administration fees 64 56
Sub-Administration fees 10 11
Custodian fees 38 105
Trustees' fees 7 6
Compliance fees 1 1
Legal and audit fees 7 22
Line of credit fees — 2
Printing fees 6 7
Other expenses 9 6
Recoupment of prior expenses waived/reimbursed by Adviser 31 12
Total Expenses 515 582
Expenses waived/reimbursed by Adviser (36) (51)
Net Expenses 479 531
Net Investment Income (Loss) 2,646 3,272
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 21,311 9,885
Foreign taxes on realized gains — (287)
Net realized gains (losses) from futures contracts 183 136
Net realized gains (losses) from in-kind redemptions 1,906 11,420
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 6,289 (1,020)
Net change in unrealized appreciation/depreciation on futures contracts (8) (2)
Net change in accrued foreign taxes on unrealized gains — 385
Net realized/unrealized gains (losses) on investments 29,681 20,517
Change in net assets resulting from operations $ 32,327 $ 23,789

Statements of Operations
For the Six Months Ended December 31, 2025
44
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Investment Income:
Dividends $ 3,801 $ 284
Interest 34 —
Securities lending (net of fees) 26 2
Foreign tax withholding — (a) —
Total Income 3,861 286
Expenses:
Investment advisory fees 1,290 37
Administration fees 151 3
Sub-Administration fees 10 9
Custodian fees 13 1
Trustees' fees 15 1
Compliance fees 2 — (a)
Legal and audit fees 19 2
Printing fees 12 5
Other expenses 10 5
Recoupment of prior expenses waived/reimbursed by Adviser 46 —
Total Expenses 1,568 63
Expenses waived/reimbursed by Adviser (83) (20)
Net Expenses 1,485 43
Net Investment Income (Loss) 2,376 243
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 3,460 (79)
Net realized gains (losses) from futures contracts 92 —
Net realized gains (losses) from in-kind redemptions 3,610 37
Net change in unrealized appreciation/depreciation on investment securities 54,177 998
Net change in unrealized appreciation/depreciation on futures contracts (57) —
Net realized/unrealized gains (losses) on investments 61,282 956
Change in net assets resulting from operations $ 63,658 $ 1,199
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2025
45
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
(Unaudited)
VictoryShares
Hedged Equity
Income ETF
Investment Income:
Dividends $ 800
Interest 45
Securities lending (net of fees) — (a)
Foreign tax withholding (1)
Total Income 844
Expenses:
Investment advisory fees 93
Administration fees 9
Sub-Administration fees 11
Custodian fees 2
Trustees' fees 2
Compliance fees — (a)
Legal and audit fees 5
Printing fees 5
Other expenses 5
Total Expenses 132
Expenses waived/reimbursed by Adviser (30)
Net Expenses 102
Net Investment Income (Loss) 742
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 365
Net realized gains (losses) from futures contracts (1,788)
Net realized gains (losses) from in-kind redemptions 254
Net change in unrealized appreciation/depreciation on investment securities 758
Net change in unrealized appreciation/depreciation on futures contracts 443
Net realized/unrealized gains (losses) on investments 32
Change in net assets resulting from operations $ 774
(a) Rounds to less than $1 thousand.

46
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,683 $ 2,972 $ 12,026 $ 9,529
Net realized gains (losses) 7,834 20,711 55,865 11,362
Net change in unrealized appreciation/depreciation 4,777 1,016 33,324 1,120
Change in net assets resulting from operations 14,294 24,699 101,215 22,011
Change in net assets resulting from distributions to shareholders (1,939) (2,873) (13,807) (8,549)
Change in net assets resulting from capital transactions 27,061 (5,607) 144,728 715,381
Change in net assets 39,416 16,219 232,136 728,843
Net Assets:
Beginning of period 166,121 149,902 953,774 224,931
End of period $ 205,537 $ 166,121 $ 1,185,910 $ 953,774
Capital Transactions:
Proceeds from shares issued $ 27,061 $ 43,502 $ 367,028 $ 841,565
Cost of shares redeemed — (49,109) (222,300) (126,184)
Change in net assets resulting from capital transactions $ 27,061 $ (5,607) $ 144,728 $ 715,381
Share Transactions:
Issued 300 550 4,050 10,000
Redeemed — (600) (2,400) (1,550)
Change in Shares 300 (50) 1,650 8,450

47
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,646 $ 8,264 $ 3,272 $ 7,543
Net realized gains (losses) 23,400 24,595 21,154 11,222
Net change in unrealized appreciation/depreciation 6,281 28,720 (637) 3,793
Change in net assets resulting from operations 32,327 61,579 23,789 22,558
Change in net assets resulting from distributions to shareholders (5,125) (11,409) (6,772) (11,751)
Change in net assets resulting from capital transactions (2,702) (7,876) (14,194) 23,937
Change in net assets 24,500 42,294 2,823 34,744
Net Assets:
Beginning of period 264,953 222,659 225,510 190,766
End of period $ 289,453 $ 264,953 $ 228,333 $ 225,510
Capital Transactions:
Proceeds from shares issued $ 6,021 $ — $ 32,945 $ 26,315
Cost of shares redeemed (8,723) (7,876) (47,139) (2,378)
Change in net assets resulting from capital transactions $ (2,702) $ (7,876) $ (14,194) $ 23,937
Share Transactions:
Issued 100 — 600 550
Redeemed (150) (150) (850) (50)
Change in Shares (50) (150) (250) 500

48
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares WestEnd Global
Equity ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
Six
Months
Ended
December 31,
2025
(Unaudited)
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,376 $ 3,744 $ 243 $ 91
Net realized gains (losses) 7,162 20,583 (42) —
Net change in unrealized appreciation/depreciation 54,120 45,636 998 211
Change in net assets resulting from operations 63,658 69,963 1,199 302
Change in net assets resulting from distributions to shareholders (2,694) (3,588) (253) (90)
Change in net assets resulting from capital transactions 102,574 113,985 30,620 2,098
Change in net assets 163,538 180,360 31,566 2,310
Net Assets:
Beginning of period 559,301 378,941 4,811 2,501
End of period $ 722,839 $ 559,301 $ 36,377 $ 4,811
Capital Transactions:
Proceeds from shares issued $ 110,761 $ 219,753 $ 31,185 $ 9,829
Cost of shares redeemed (8,187) (105,768) (565) (7,731)
Change in net assets resulting from capital transactions $ 102,574 $ 113,985 $ 30,620 $ 2,098
Share Transactions:
Issued 2,420 5,520 1,030 370
Redeemed (180) (2,690) (20) (300)
Change in Shares 2,240 2,830 1,010 70

49
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Hedged Equity
Income ETF
Six
Months
Ended
December 31,
2025
(Unaudited)
For the Period
July 11, 2024
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 742 $ 945
Net realized gains (losses) (1,169) 306
Net change in unrealized appreciation/depreciation 1,201 1,107
Change in net assets resulting from operations 774 2,358
Change in net assets resulting from distributions to shareholders (1,024) (849)
Change in net assets resulting from capital transactions 273 34,925
Change in net assets 23 36,434
Net Assets:
Beginning of period 36,434 —
End of period $ 36,457 $ 36,434
Capital Transactions:
Proceeds from shares issued $ 1,895 $ 40,246
Cost of shares redeemed (1,622) (5,321)
Change in net assets resulting from capital transactions $ 273 $ 34,925
Share Transactions:
Issued 70 1,560
Redeemed (60) (200)
Change in Shares 10 1,360
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
SO
VictoryShares US Value Momentum ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $85.19 $74.95 $64.19 $60.10 $65.66 $45.30
Investment Activities:
Net investment income (loss)(a) 0.83 1.53 1.25 1.25 1.07 0.81
Net realized and unrealized gains (losses) 6.27 10.21 10.84 4.11 (5.52) 20.32
Total from Investment Activities 7.10 11.74 12.09 5.36 (4.45) 21.13
Distributions to Shareholders from:
Net investment income (0.94) (1.50) (1.33) (1.27) (1.11) (0.77)
Total Distributions (0.94) (1.50) (1.33) (1.27) (1.11) (0.77)
Net Asset Value, End of Period $91.35 $85.19 $74.95 $64.19 $60.10 $65.66
Total Return(b)(c) 8.36% 15.81% 19.08% 8.99% (6.94)% 47.02%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss)(d) 1.84% 1.90% 1.85% 2.00% 1.59% 1.47%
Gross Expenses(d)(e) 0.24% 0.25% 0.26% 0.26% 0.27% 0.27%
Supplemental Data:
Net Assets at end of period (000's) $205,537 $166,121 $149,902 $192,568 $267,461 $443,213
Portfolio Turnover(b)(f) 47% 95% 118% 101% 53% 76%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

51
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $84.03 $77.56 $66.86 $60.55 $72.20 $45.57
Investment Activities:
Net investment income (loss)(a) 0.98 1.45 1.04 1.12 0.88 0.52
Net realized and unrealized gains (losses) 7.34 6.59 10.73 6.29 (11.79) 26.84
Total from Investment Activities 8.32 8.04 11.77 7.41 (10.91) 27.36
Distributions to Shareholders from:
Net investment income (1.13) (1.57) (1.07) (1.10) (0.74) (0.73)
Total Distributions (1.13) (1.57) (1.07) (1.10) (0.74) (0.73)
Net Asset Value, End of Period $91.22 $84.03 $77.56 $66.86 $60.55 $72.20
Total Return(b)(c) 9.93% 10.46% 17.77% 12.33% (15.24)% 60.47%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.22% 0.25% 0.24%(f) 0.24%(f) 0.24%(f) 0.24%(f)
Net Investment Income (Loss)(d) 2.20% 1.77% 1.45% 1.75% 1.26% 0.87%
Gross Expenses(d)(e) 0.22% 0.25% 0.25% 0.27% 0.27% 0.28%
Supplemental Data:
Net Assets at end of period (000's) $1,185,910 $953,774 $224,931 $230,660 $257,356 $299,631
Portfolio Turnover(b)(g) 57% 112% 104% 126% 70% 78%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
VictoryShares International Value Momentum ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $58.23 $47.37 $43.64 $40.14 $49.64 $38.42
Investment Activities:
Net investment income (loss)(a) 0.59 1.77 1.56 1.59 1.41 1.28
Net realized and unrealized gains (losses) 6.65 11.55 4.34 3.33 (9.20) 11.17
Total from Investment Activities 7.24 13.32 5.90 4.92 (7.79) 12.45
Distributions to Shareholders from:
Net investment income (1.15) (2.46) (2.17) (1.42) (1.71) (1.23)
Total Distributions (1.15) (2.46) (2.17) (1.42) (1.71) (1.23)
Net Asset Value, End of Period $64.32 $58.23 $47.37 $43.64 $40.14 $49.64
Total Return(b)(c) 12.57% 29.09% 13.82% 12.50% (16.12)% 32.66%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.94% 3.54% 3.44% 3.86% 2.96% 2.86%
Gross Expenses(d)(e) 0.38% 0.39% 0.39% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $289,453 $264,953 $222,659 $246,564 $282,957 $357,380
Portfolio Turnover(b)(f) 48% 99% 84% 105% 68% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

53
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $51.84 $49.55 $42.08 $40.76 $52.08 $37.91
Investment Activities:
Net investment income (loss)(a) 0.77 1.90 1.48 2.04 1.91 1.36
Net realized and unrealized gains (losses) 4.69 3.40 7.75 1.04 (11.18) 14.10
Total from Investment Activities 5.46 5.30 9.23 3.08 (9.27) 15.46
Distributions to Shareholders from:
Net investment income (1.61) (3.01) (1.76) (1.76) (2.05) (1.29)
Total Distributions (1.61) (3.01) (1.76) (1.76) (2.05) (1.29)
Net Asset Value, End of Period $55.69 $51.84 $49.55 $42.08 $40.76 $52.08
Total Return(b)(c) 10.67% 11.51% 22.64% 7.80% (18.34)% 41.48%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(d) 2.77% 3.97% 3.34% 5.07% 4.05% 2.98%
Gross Expenses(d)(e) 0.49% 0.53% 0.52% 0.61% 0.55% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $228,333 $225,510 $190,766 $170,426 $209,936 $265,591
Portfolio Turnover(b)(f) 51% 118% 118% 109% 70% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
VictoryShares WestEnd U.S. Sector ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $43.09 $37.33 $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.34 0.28
Net realized and unrealized gains (losses) 4.42 5.75 6.32 5.96
Total from Investment Activities 4.59 6.08 6.66 6.24
Distributions to Shareholders from:
Net investment income (0.19) (0.32) (0.33) (0.24)
Total Distributions (0.19) (0.32) (0.33) (0.24)
Net Asset Value, End of Period $47.49 $43.09 $37.33 $31.00
Total Return(c)(d) 10.68% 16.35% 21.67% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.46% 0.46% 0.42%
Net Investment Income (Loss)(e) 0.74% 0.83% 1.02% 1.39%
Gross Expenses(e)(f) 0.49% 0.49% 0.50% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $722,839 $559,301 $378,941 $181,334
Portfolio Turnover(c)(g) 33% 31% 30% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

55
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd Global Equity ETF
Six Months
Ended
December
31, 2025
(Unaudited)
Year
Ended
June 30, 2025
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $28.30 $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 0.52 0.40 0.09
Net realized and unrealized gains (losses) 2.36 3.25 (0.08)
Total from Investment Activities 2.88 3.65 0.01
Distributions to Shareholders from:
Net investment income (0.35) (0.36) —
Total Distributions (0.35) (0.36) —
Net Asset Value, End of Period $30.83 $28.30 $25.01
Total Return(c)(d) 10.21% 14.72% 0.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 3.38% 1.51% 13.34%
Gross Expenses(e)(f) 0.87% 1.89% 19.99%
Supplemental Data:
Net Assets at end of period (000's) $36,377 $4,811 $2,501
Portfolio Turnover(c)(g) 24% 37% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
VictoryShares Hedged Equity
Income ETF
Six Months
Ended
December
31, 2025
(Unaudited)
July 11,
2024(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $26.79 $25.00
Investment Activities:
Net investment income (loss)(b) 0.54 1.03
Net realized and unrealized gains (losses) 0.03 1.65
Total from Investment Activities 0.57 2.68
Distributions to Shareholders from:
Net investment income (0.75) (0.89)
Total Distributions (0.75) (0.89)
Net Asset Value, End of Period $26.61 $26.79
Total Return(c)(d) 2.13% 10.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55%
Net Investment Income (Loss)(e) 3.99% 4.03%
Gross Expenses(e)(f) 0.71% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $36,457 $36,434
Portfolio Turnover(c)(g) 15% 76%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2025
Victory Portfolios II
57
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following seven funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations July 11, 2024
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”), or 10,000 shares in the case of WestEnd U.S.
Sector ETF, WestEnd Global Equity ETF, and Hedged Equity Income ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash
Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-
dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation
or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF* Hedged Equity Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
WestEnd Global Equity ETF .............................................. 250 2.00%
Hedged Equity Income ETF .............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
58
(Unaudited)
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................................... $ 204,520 $ — $ — $ 204,520
Collateral for Securities Loaned ................................... 393 — — 393
Total ....................................................... $ 204,913 $ — $ — $ 204,913
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (2) — — (2)
Total ....................................................... $ (2) $ — $ — $ (2)
US Small Mid Cap Value Momentum ETF
Common Stocks ............................................... 1,178,400 — —(a) 1,178,400
Collateral for Securities Loaned ................................... 48,069 — — 48,069
Total ....................................................... $ 1,226,469 $ — $ —(a) $ 1,226,469
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (118) — — (118)
Total ....................................................... $ (118) $ — $ — $ (118)
International Value Momentum ETF
Common Stocks ............................................... 286,550 — — 286,550

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
59
(Unaudited)
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Level 1 Level 2 Level 3 Total
International Value Momentum ETF, continued
Collateral for Securities Loaned ................................... $ 12,392 $ — $ — $ 12,392
Total ....................................................... $ 298,942 $ — $ — $ 298,942
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 9 — — 9
Total ....................................................... $ 9 $ — $ — $ 9
Emerging Markets Value Momentum ETF
Common Stocks ............................................... 227,430 — —(b) 227,430
Collateral for Securities Loaned ................................... 929 — — 929
Total ....................................................... $ 228,359 $ — $ —(b) $ 228,359
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 5 — — 5
Total ....................................................... $ 5 $ — $ — $ 5
WestEnd U.S. Sector ETF
Common Stocks ............................................... 720,711 — — 720,711
Rights ...................................................... — — 1 1
Collateral for Securities Loaned ................................... 755 — — 755
Total ....................................................... $ 721,466 $ — $ 1 $ 721,467
WestEnd Global Equity ETF
Exchange-Traded Funds ......................................... 36,357 — — 36,357
Collateral for Securities Loaned ................................... 897 — — 897
Total ....................................................... $ 37,254 $ — $ — $ 37,254
Hedged Equity Income ETF
Common Stocks ............................................... 33,391 — — 33,391
Collateral for Securities Loaned ................................... 59 — — 59
Total ....................................................... $ 33,450 $ — $ — $ 33,450
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 489 — — 489
Liabilities:
Futures Contracts .............................................. (37) — — (37)
Total ....................................................... $ 452 $ — $ — $ 452
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1.
(b) Zero market value security.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
60
(Unaudited)
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2025 (amounts in thousands):
Assets Liabilities
Receivable:
Variation
margin on
open futures
contracts*
Payable:
Variation
margin on
open futures
contracts*
Equity Risk Exposure: 503,000 (157,000)
US Value Momentum ETF ............................................................... $ – $ 2
US Small Mid Cap Value Momentum ETF .................................................... – 118
International Value Momentum ETF ........................................................ 9 –
Emerging Markets Value Momentum ETF .................................................... 5 –
Hedged Equity Income ETF .............................................................. 489 37
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
61
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: (553,000) 167,000
US Value Momentum ETF ........................................................... $ 69 $ (23)
US Small Mid Cap Value Momentum ETF ................................................ 755 (186)
International Value Momentum ETF .................................................... 183 (8)
Emerging Markets Value Momentum ETF ................................................ 136 (2)
WestEnd U.S. Sector ETF ............................................................ 92 (57)
Hedged Equity Income ETF .......................................................... (1,788) 443
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Value Momentum ETF .......................................... $ 372 $ — $ 393
US Small Mid Cap Value Momentum ETF ............................... 45,889 — 48,069
International Value Momentum ETF ................................... 11,766 — 12,392
Emerging Markets Value Momentum ETF ............................... 1,607 1,190 929
WestEnd U.S. Sector ETF ........................................... 1,417 1,102 755
WestEnd Global Equity ETF ......................................... 875 — 897
Hedged Equity Income ETF ......................................... 58 — 59

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
62
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds annual and semi-annual reports may be viewed at vcm.
com. As of December 31, 2025, certain affiliated funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 84,351 $ 84,619 $ 26,936 $ —
US Small Mid Cap Value Momentum ETF ....................... 616,329 615,667 360,610 223,455
International Value Momentum ETF ........................... 127,897 129,661 5,128 7,992
Emerging Markets Value Momentum ETF ....................... 132,601 119,002 6,435 37,053
WestEnd U.S. Sector ETF ................................... 212,680 211,349 108,133 8,070
WestEnd Global Equity ETF ................................. 4,378 3,720 30,522 563
Hedged Equity Income ETF ................................. 5,068 6,833 1,741 1,477

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
63
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
US Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . 0.5
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.8
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Hedged Equity Income ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49.2

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
64
(Unaudited)
Amounts incurred and paid to VCM for the six months ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any
Fee Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2026
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
65
(Unaudited)
operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the six months ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2025, the Adviser voluntarily waived the following amounts (amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
International Value Momentum ETF ....................................................................... $ 31
Emerging Markets Value Momentum ETF ................................................................... 12
WestEnd U.S. Sector ETF ............................................................................... 46
June 30, 2026 June 30, 2027 June 30, 2028 June 30, 2029 Total
US Value Momentum ETF .................................. $ 19 $ 38 $ 31 $ 13 $ 101
International Value Momentum ETF ........................... — 12 14 — 26
Emerging Markets Value Momentum ETF ....................... 70 62 85 21 238
WestEnd U.S. Sector ETF ................................... 56 10 3 — 69
WestEnd Global Equity ETF ................................. — 13 76 18 107
Hedged Equity Income ETF ................................. — — 81 25 106
Amount
US Value Momentum ETF .............................................................................. $ 24
International Value Momentum ETF ....................................................................... 36
Emerging Markets Value Momentum ETF ................................................................... 3 0
WestEnd U.S. Sector ETF ............................................................................... 83
WestEnd Global Equity ETF ............................................................................. 2
Hedged Equity Income ETF ............................................................................. 5

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
66
(Unaudited)
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Sector Risk — To the extent a Fund focuses in one or more sectors, such as the financials sector or the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Geographic Focus Risk — To the extent the Fund(s) focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Investing in Other ETFs — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Funds as a shareholder of an ETF. As a result, the Funds’ investments in an ETF will cause the Funds to indirectly bear the fees and expenses of the ETF and, in turn, the Funds performance may be lower than if the Funds were to invest directly in the underlying securities held by the ETF. In addition, the Funds bear all risks of investment strategies employed by ETFs in which it invests. The Funds do not control the investments of these ETFs, which may have different investment objectives and may engage in investment strategies that the Funds would not engage in directly. ETFs may trade in the secondary market (i.e., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF’s underlying assets to its index or other benchmark).
Limited History of Operations Risk — The Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
67
(Unaudited)
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Value Momentum ETF ....................... $ — $ 7,305 5.01% $ 33,600
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (57,141) $ (6,937) $ (64,078)
US Small Mid Cap Value Momentum ETF .................................... (78,321) — (78,321)
International Value Momentum ETF ........................................ (53,877) — (53,877)
Emerging Markets Value Momentum ETF .................................... (19,046) — (19,046)
WestEnd U.S. Sector ETF ................................................ (12,214) (3,841) (16,055)
WestEnd Global Equity ETF .............................................. (71) — (71)
Hedged Equity Income ETF .............................................. (536) — (536)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios II
68
(Unaudited)
is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
11. Subsequent Event:
On December 4, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for Hedged Equity Income ETF. On
February 4, 2026, the Fund redeemed all of its outstanding shares at the net asset value of such shares.

Supplemental Information
December 31, 2025
Victory Portfolios II
69
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
Tracking error, as applicable; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a
Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund expenses.

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
70
(Unaudited)
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board considered that the passively managed Funds could be considered distinct as compared to the peer group of ETFs selected by the independent, third-party consultant.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
VictoryShares US Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, outperformed the peer group median for the one- and five-year periods, and matched the peer group median for the three-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Mid Cap Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period and outperformed the peer group median for all of the periods reviewed. The Board considered the
Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
71
(Unaudited)
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five-year period. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Emerging Markets Value Momentum ETF:
Performance . Noting that the Fund commenced operations in 2017 and that performance for the Fund’s benchmark index was available only for the one-year period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, matched the peer group median for the one-year period, and outperformed the peer group median for the three- and five-year periods. The Board considered the Fund’s tracking error relative to its peers as a factor in evaluating performance, in addition to a risk/return summary of the Fund as compared to its peers.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares WestEnd U.S. Sector ETF:
Performance . Noting that the Fund commenced operations in 2022, the Board compared the Fund’s one-year performance for the period ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and peer group median for the period reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares WestEnd Global Equity ETF:
Performance . Noting that the Fund commenced operations in 2024 the Board compared the Fund’s performance for the one-year period ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group median and the benchmark index for the period reviewed.

Supplemental Information — continued
December 31, 2025
Victory Portfolios II
72
(Unaudited)
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the
Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Hedged Equity Income ETF:
Performance . The Board noted that the Fund commenced operations in July 2024 and, as a result, did not yet have one full year of performance history as of June 30, 2025.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; (4) any discussions the Board had with the Adviser as outlined above; and (5) the Adviser’s ability to operate the Fund without disruption to shareholders until the date of liquidation. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-SAR (12/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios II

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date:      March 9, 2026

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 9, 2026